     As filed with the Securities and Exchange Commission on April 25, 2018

                                                            File Nos. 333-200252
                                                                       811-05200


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 4                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 291                            [X]


                        (Check Appropriate Box or Boxes)


                     Brighthouse Variable Annuity Account C
                           (Exact Name of Registrant)


                       Brighthouse Life Insurance Company
                              (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (980) 365-7100


                    (Name and Address of Agent for Service)


                       Brighthouse Life Insurance Company

                       c/o The Corporation Trust Company
                               1209 Orange Street
                            Corporation Trust Center
                               New Castle County
                              Wilmington, DE 19801
                                 (302) 658 7581



                                   COPIES TO:

                                W. Thomas Conner

                                  Vedder Price
                           1633 Broadway, 31st Floor
                            New York, New York 10019



                 Approximate Date of Proposed Public Offering:



           On April 30, 2018 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]    on April 30, 2018 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                             BRIGHTHOUSE LIFE INSURANCE COMPANY



                                                                             AND



                                         BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C





                                                                         CLASS A






                                                                  APRIL 30, 2018



This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC, the
Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.
                         Currently the contract is not available for new sales.



The annuity contract has 50 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 49 Investment Portfolios listed below.



AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund




BRIGHTHOUSE FUNDS TRUST I (CLASS B)

     AB Global Dynamic Allocation Portfolio*


     AQR Global Risk Balanced Portfolio*

     BlackRock Global Tactical Strategies Portfolio*

     BlackRock High Yield Portfolio


     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio*

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     Brighthouse/Franklin Low Duration Total Return Portfolio

     Brighthouse/Templeton International Bond Portfolio#

     Brighthouse/Wellington Large Cap Research Portfolio



     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio


     Fidelity Institutional Asset Management(R) Government Income Portfolio*
         (formerly Pyramis(R) Government Income Portfolio)


     Invesco Balanced-Risk Allocation Portfolio*


     Invesco Comstock Portfolio


     JPMorgan Global Active Allocation Portfolio*

     JPMorgan Small Cap Value Portfolio

     MetLife Multi-Index Targeted Risk Portfolio*

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio*

     PIMCO Inflation Protected Bond Portfolio


     PIMCO Total Return Portfolio


     Schroders Global Multi-Asset Portfolio*

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio


     Victory Sycamore Mid Cap Value Portfolio (formerly Invesco Mid Cap Value
         Portfolio)



BRIGHTHOUSE FUNDS TRUST II


     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)


     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E)


     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)


     MetLife Aggregate Bond Index Portfolio (Class G)*


     MFS(R) Total Return Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)


     VanEck Global Natural Resources Portfolio (Class B)#


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)


* If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.")

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.



To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2018. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 108 of this prospectus. For a free copy of the SAI, call us at (800) 709-2811, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 30, 2018

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS...................................   5
HIGHLIGHTS...............................................   7
FEE TABLES AND EXAMPLES..................................   9
1. THE ANNUITY CONTRACT..................................  18
2. PURCHASE..............................................  18
     Purchase Payments...................................  19
     Termination for Low Account Value...................  19
     Allocation of Purchase Payments.....................  20
     Investment Allocation Restrictions for Certain
       Riders............................................  21
     Free Look...........................................  25
     Accumulation Units..................................  25
     Account Value.......................................  26
     Replacement of Contracts............................  26
3. INVESTMENT OPTIONS....................................  26
     Investment Portfolios That Are Funds-of-Funds.......  29
     Transfers...........................................  29
     Dollar Cost Averaging Programs......................  33
     Three Month Market Entry Program....................  34
     Automatic Rebalancing Program.......................  34
     Voting Rights.......................................  35
     Substitution of Investment Options..................  35
4. EXPENSES..............................................  35
     Product Charges.....................................  35
     Account Fee.........................................  36
     Guaranteed Minimum Income Benefit -- Rider
       Charge............................................  37
     Lifetime Withdrawal Guarantee and Guaranteed
       Withdrawal Benefit -- Rider Charge................  38
     Sales Charge........................................  39
     How to Reduce the Sales Charge......................  40
     Premium and Other Taxes.............................  40
     Transfer Fee........................................  41
     Income Taxes........................................  41
     Investment Portfolio Expenses.......................  41
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE)..................................  41
     Annuity Date........................................  41
     Annuity Payments....................................  41
     Annuity Options.....................................  42
     Variable Annuity Payments...........................  43
     Fixed Annuity Payments..............................  44
6. ACCESS TO YOUR MONEY..................................  44
     Systematic Withdrawal Program.......................  45
     Suspension of Payments or Transfers.................  46
7. LIVING BENEFITS.......................................  46
     Guaranteed Income Benefits..........................  46
     Description of GMIB Max IV..........................  48
     Description of GMIB Max III.........................  56
     Description of LIS Plus II..........................  63
     Description of LIS Plus I...........................  69
     Description of LIS..................................  70
     Guaranteed Withdrawal Benefits......................  71
     Description of the Lifetime Withdrawal Guarantee
       II................................................  72
     Description of the Lifetime Withdrawal Guarantee
       I.................................................  78
     Description of the Guaranteed Withdrawal Benefit
       I.................................................  79
8. PERFORMANCE...........................................  82
9. DEATH BENEFIT.........................................  83
     Upon Your Death.....................................  83
     Standard Death Benefit -- Principal Protection......  84
     Optional Death Benefit -- Annual Step-Up............  84
     Optional Death Benefit -- Enhanced Death Benefit
       II................................................  85
     Optional Death Benefit -- Compounded-Plus...........  89
     Additional Death Benefit -- Earnings Preservation
       Benefit...........................................  90
     General Death Benefit Provisions....................  90
     Spousal Continuation................................  91
     Death of the Annuitant..............................  91
     Controlled Payout...................................  92
10. FEDERAL INCOME TAX STATUS............................  92
     Non-Qualified Contracts.............................  92
     Qualified Contracts.................................  96
11. OTHER INFORMATION.................................... 103
     BLIC................................................ 103
     The Separate Account................................ 103
     Distributor......................................... 103
     Selling Firms....................................... 104
     Requests and Elections.............................. 105
     Ownership........................................... 107
     Legal Proceedings................................... 107
     Financial Statements................................ 108

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION................................. 108
APPENDIX A............................................. A-1
     Condensed Financial Information................... A-1
APPENDIX B............................................. B-1
     Participating Investment Portfolios............... B-1
APPENDIX C............................................. C-1
     EDCA Examples with Multiple Purchase Payments..... C-1
APPENDIX D............................................. D-1
     Description of GMIB I............................. D-1
APPENDIX E............................................. E-1
     Guaranteed Minimum Income Benefit (GMIB)
       Examples........................................ E-1
APPENDIX F............................................. F-1
     Guaranteed Withdrawal Benefit Examples............ F-1
APPENDIX G............................................. G-1
     Death Benefit Examples............................ G-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value............................................................ 26
Accumulation Phase....................................................... 18
Accumulation Unit........................................................ 25
Annual Benefit Payment..................................... 73 and 80
Annuitant.............................................................. 107
Annuity Date............................................................. 41
Annuity Options.......................................................... 42
Annuity Payments......................................................... 41
Annuity Service Center..................................................... 8
Annuity Units............................................................ 42
Beneficiary............................................................ 107
Benefit Base............................................................. 80
Business Day............................................................. 20
Contract Year............................................................ 19
Death Benefit Base....................................................... 85
Fixed Account............................................................ 18
Free Look................................................................ 25
Good Order............................................................. 106
Guaranteed Withdrawal Amount............................................. 81
GWB Withdrawal Rate...................................................... 80
Income Base. 48 and 56 and 63 and Appendix D-1
Income Phase............................................................. 18
Investment Portfolios.................................................... 26
Joint Owners........................................................... 107
Owner.................................................................. 107
Purchase Payment (including Net Purchase Payment)........................ 19
Remaining Guaranteed Withdrawal Amount................................... 72
Separate Account....................................................... 103
Total Guaranteed Withdrawal Amount....................................... 72

                      This page intentionally left blank.

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a Guaranteed Minimum Income Benefit (GMIB) rider. We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB or Guaranteed Withdrawal Benefit. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")



The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax Qualified Contract or elect a GMIB rider (see "Living
Benefits -- Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:



                      Brighthouse Life Insurance Company

                            Annuity Service Center
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366

                                 (800) 709-2811


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



SALES CHARGE (Note 1)                   5.75%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $ 25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------
     Note 1. Sales Charges decline based on your investment. (See
"Expenses -- Sales Charge.")



                                        Sales Charge as
Your Investment                  percentage of Purchase Payment
-----------------------------   -------------------------------
      Less than $50,000                      5.75%
      $50,000 - 99,999.99                    4.50%
      $100,000 - 249,999.99                  3.50%
      $250,000 - 499,999.99                  2.50%
      $500,000 - 999,999.99                  2.00%
      $1,000,000 or greater                  1.00%


 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



For contracts issued on and after May 1, 2004:
----------------------------------------------------------------
Mortality and Expense Charge (Note 3)                            0.50%
Administration Charge                                            0.25%
                                                                 ----

Total Separate Account Annual Expenses                           0.75%
Death Benefit Rider Charges (Optional) (Note 4)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                         0.20%
Optional Death Benefit -- Compounded-Plus                        0.35%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits (Note 5)   1.35%



For contracts issued prior to May 1, 2004:
----------------------------------------------------------------

Mortality and Expense Charge                                     0.60%
Administration Charge                                            0.25%
                                                                 ----

Total Separate Account Annual Expenses                           0.85%
Death Benefit Rider Charges (Optional)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                         0.20%
Optional Death Benefit -- Compounded-Plus                        0.15%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits (Note 5)   1.30%

--------------------------------------------------------------------------------

 Note 1. An account fee of $30 is charged every Contract Year on the contract anniversary, if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")




     Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. We are waiving the following amounts of the Mortality and Expense
 Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Capital Appreciation Portfolio (Class A); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the
 T. Rowe Price Large Cap Value Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio (Class B).



 Note 4. See below for an additional optional death benefit rider (Enhanced Death Benefit II), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.



 Note 5. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -- Compounded-Plus charge, and the Additional Death Benefit -- Earnings Preservation Benefit charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGES
(Note 2) (as a percentage of Income Base) (Note 3)

  GMIB Max IV - maximum charge                                                      1.50%

  GMIB Max IV - current charge                                                      1.00%


  GMIB Max III - maximum charge                                                     1.50%

  GMIB Max III - current charge                                                     1.00%


For contracts issued with LIS Plus II on or before February 24, 2012:
-----------------------------------------------------------------------------------

  LIS Plus II - maximum charge                                                      1.50%

  LIS Plus II - current charge                                                      1.00%


For contracts issued with LIS Plus I from February 24, 2009 through July 16, 2010:
-----------------------------------------------------------------------------------

  LIS Plus I - maximum charge                                                       1.50%

  LIS Plus I - current charge                                                       1.00%


For contracts issued with LIS Plus I on or before February 23, 2009:
-----------------------------------------------------------------------------------

  LIS Plus I - maximum charge                                                       1.50%

  LIS Plus I - current charge                                                       0.80%


For contracts issued with LIS on or before May 1, 2009:
-----------------------------------------------------------------------------------

  LIS                                                                               0.50%


For contracts issued with GMIB I on or before June 28, 2002:
-----------------------------------------------------------------------------------

                                                                                    0.35%

GMIB I


--------------------------------------------------------------------------------

 Note 1. You may only elect one living benefit rider at a time. (See "Living Benefits.") Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. The GMIB Max IV rider was available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. The GMIB Max III rider was available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The LIS Plus II rider was available with contracts issued on or before February 24, 2012. The LIS Plus I rider was available with contracts issued on or before July 16, 2010. The LIS rider was available with contracts issued on or before May 1, 2009. The GMIB I rider was available with contracts issued on or before June 28, 2002. LIS riders are guaranteed minimum income benefit riders, and we may refer to them as "GMIB riders" in this prospectus.



 Note 3. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Max IV, GMIB Max III, LIS Plus II and LIS Plus I rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT I RIDER CHARGE
(Note 4) (as a percentage of the Guaranteed Withdrawal Amount) (Note 5)

For contracts issued with Guaranteed Withdrawal Benefit I on or before April 30, 2010:
------------------------------------------------------------------------------------------

  Guaranteed Withdrawal Benefit I                                                          0.25%


LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(Note 6) (as a percentage of the Total Guaranteed Withdrawal Amount) (Note 7)

For contracts issued with Lifetime Withdrawal Guarantee II on or before February 23, 2009:
-------------------------------------------------------------------------------------------

  Lifetime Withdrawal Guarantee II (Single Life version) - maximum                         1.25%
  charge

  Lifetime Withdrawal Guarantee II (Single Life version) - current charge                  0.65%


  Lifetime Withdrawal Guarantee II (Joint Life version) - maximum charge                   1.50%

  Lifetime Withdrawal Guarantee II (Joint Life version) - current charge                   0.85%


For contracts issued with Lifetime Withdrawal Guarantee I on or before April 25, 2008:
-------------------------------------------------------------------------------------------

  Lifetime Withdrawal Guarantee I (Single Life version) - maximum charge                   0.95%

  Lifetime Withdrawal Guarantee I (Single Life version) - current charge                   0.50%


                                                                                           1.40%
Lifetime Withdrawal Guarantee I (Joint Life version) - maximum charge

                                                                                           0.70%

Lifetime Withdrawal Guarantee I (Joint Life version) - current charge


--------------------------------------------------------------------------------

     Note 4. The Guaranteed Withdrawal Benefit I rider was available with contracts issued on or before April 30, 2010.



 Note 5. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount.



 Note 6. The Lifetime Withdrawal Guarantee II rider was available with contracts issued on or before February 23, 2009. The Lifetime Withdrawal Guarantee I rider was available with contracts issued on or before April 25, 2008.



 Note 7. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living
 Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

ENHANCED DEATH BENEFIT II RIDER CHARGES (Note 8) (as a percentage of the Death Benefit
Base) (Note 9)
For contracts issued with Enhanced Death Benefit II on or before October 7, 2011:
----------------------------------------------------------------------------------

  Enhanced Death Benefit II - maximum charge                                       1.50%

  Enhanced Death Benefit II (issue age 69 or younger) - current charge             0.60%

  Enhanced Death Benefit II (issue age 70-75) - current charge                     1.15%


--------------------------------------------------------------------------------
     Note 8. The Enhanced Death Benefit II rider was available with contracts issued on or before October 7, 2011.



 Note 9. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. See "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit II" for a definition of the term Death Benefit Base. The Enhanced Death Benefit II rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.58%     1.24%
management fees, distribution and/or service (12b-1) fees, and other expenses)



INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2017


(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                               FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund               0.52%         0.25%        0.03%

 American Funds Global Small                     0.70%         0.25%        0.04%
  Capitalization Fund

 American Funds Growth Fund                      0.33%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio          0.61%         0.25%        0.03%

 AQR Global Risk Balanced Portfolio              0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies            0.66%         0.25%        0.02%
  Portfolio

 BlackRock High Yield Portfolio                  0.60%         0.25%        0.07%

 Brighthouse Asset Allocation 100                0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio             0.24%         0.25%        0.01%

 Brighthouse/Aberdeen Emerging Markets           0.88%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total         0.50%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Templeton International             0.60%         0.25%        0.10%
  Bond Portfolio

 Brighthouse/Wellington Large Cap                0.56%         0.25%        0.02%
  Research Portfolio

 Clarion Global Real Estate Portfolio            0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio         0.55%         0.25%        0.03%

 Fidelity Institutional Asset Management(R)      0.42%         0.25%        0.04%
  Government Income Portfolio

 Invesco Balanced-Risk Allocation                0.63%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                      0.56%         0.25%        0.02%




                                                ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                               FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                  AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                            EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------------------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund                --        0.80%           --          0.80%

 American Funds Global Small                      --        0.99%           --          0.99%
  Capitalization Fund

 American Funds Growth Fund                       --        0.60%           --          0.60%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio         0.02%       0.91%         0.02%         0.89%

 AQR Global Risk Balanced Portfolio             0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies           0.09%       1.02%         0.06%         0.96%
  Portfolio

 BlackRock High Yield Portfolio                   --        0.92%           --          0.92%

 Brighthouse Asset Allocation 100               0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse Balanced Plus Portfolio            0.43%       0.93%           --          0.93%

 Brighthouse/Aberdeen Emerging Markets            --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total          --        0.80%         0.07%         0.73%
  Return Portfolio

 Brighthouse/Templeton International              --        0.95%         0.01%         0.94%
  Bond Portfolio

 Brighthouse/Wellington Large Cap                 --        0.83%         0.04%         0.79%
  Research Portfolio

 Clarion Global Real Estate Portfolio             --        0.91%           --          0.91%

 ClearBridge Aggressive Growth Portfolio          --        0.83%         0.02%         0.81%

 Fidelity Institutional Asset Management(R)       --        0.71%           --          0.71%
  Government Income Portfolio

 Invesco Balanced-Risk Allocation               0.03%       0.94%         0.03%         0.91%
  Portfolio

 Invesco Comstock Portfolio                       --        0.83%         0.02%         0.81%


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 JPMorgan Global Active Allocation              0.72%         0.25%        0.05%
  Portfolio

 JPMorgan Small Cap Value Portfolio             0.78%         0.25%        0.06%

 MetLife Multi-Index Targeted Risk              0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio        0.69%         0.25%        0.05%

 Morgan Stanley Mid Cap Growth                  0.65%         0.25%        0.04%
  Portfolio

 Oppenheimer Global Equity Portfolio            0.66%         0.25%        0.04%

 PanAgora Global Diversified Risk               0.65%         0.25%        0.16%
  Portfolio

 PIMCO Inflation Protected Bond                 0.47%         0.25%        0.50%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%        0.08%

 Schroders Global Multi-Asset Portfolio         0.64%         0.25%        0.06%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                      0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

 Victory Sycamore Mid Cap Value                 0.65%         0.25%        0.03%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio                0.33%         0.25%        0.18%

 BlackRock Capital Appreciation Portfolio       0.69%          --          0.03%

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Dimensional International          0.81%         0.25%        0.11%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             0.70%         0.15%        0.02%
  Opportunities Portfolio

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Growth                 0.90%         0.25%        0.07%
  Portfolio

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MFS(R) Total Return Portfolio                  0.56%         0.25%        0.05%

 MFS(R) Value Portfolio                         0.62%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%        0.04%

 VanEck Global Natural Resources                0.78%         0.25%        0.03%
  Portfolio

 Western Asset Management Strategic             0.56%         0.25%        0.04%
  Bond Opportunities Portfolio




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 JPMorgan Global Active Allocation               --        1.02%         0.06%         0.96%
  Portfolio

 JPMorgan Small Cap Value Portfolio              --        1.09%         0.10%         0.99%

 MetLife Multi-Index Targeted Risk             0.21%       0.64%           --          0.64%
  Portfolio

 MFS(R) Research International Portfolio         --        0.99%         0.10%         0.89%

 Morgan Stanley Mid Cap Growth                   --        0.94%         0.02%         0.92%
  Portfolio

 Oppenheimer Global Equity Portfolio             --        0.95%         0.10%         0.85%

 PanAgora Global Diversified Risk              0.04%       1.10%           --          1.10%
  Portfolio

 PIMCO Inflation Protected Bond                  --        1.22%         0.01%         1.21%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.81%         0.03%         0.78%

 Schroders Global Multi-Asset Portfolio        0.01%       0.96%           --          0.96%

 SSGA Growth and Income ETF Portfolio          0.20%       0.77%           --          0.77%

 SSGA Growth ETF Portfolio                     0.21%       0.80%           --          0.80%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.03%         0.81%

 Victory Sycamore Mid Cap Value                  --        0.93%         0.09%         0.84%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio                 --        0.76%           --          0.76%

 BlackRock Capital Appreciation Portfolio        --        0.72%         0.09%         0.63%

 BlackRock Ultra-Short Term Bond                 --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.57%       0.94%         0.02%         0.92%

 Brighthouse Asset Allocation 40 Portfolio     0.59%       0.90%           --          0.90%

 Brighthouse Asset Allocation 60 Portfolio     0.61%       0.91%           --          0.91%

 Brighthouse Asset Allocation 80 Portfolio     0.64%       0.95%           --          0.95%

 Brighthouse/Dimensional International           --        1.17%         0.01%         1.16%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              --        0.87%         0.11%         0.76%
  Opportunities Portfolio

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Growth                  --        1.22%         0.09%         1.13%
  Portfolio

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MFS(R) Total Return Portfolio                   --        0.86%           --          0.86%

 MFS(R) Value Portfolio                          --        0.89%         0.06%         0.83%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 VanEck Global Natural Resources               0.01%       1.07%         0.01%         1.06%
  Portfolio

 Western Asset Management Strategic              --        0.85%         0.06%         0.79%

  Bond Opportunities Portfolio




The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit rider, the Additonal Death Benefit - Earnings Preservation Benefit rider, and the Guaranteed Minimum Income Benefit Max IV rider (assuming the maximum 1.50% charge applies in all Contract Years), regardless of whether you surrender or annuitize the contract or not, which is the most expensive way to purchase the contract.




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $991      $1,788      $2,624      $4,898
    minimum        $928      $1,604      $2,321      $4,317



CHART 2. Chart 2 below assumes that you do not select optional death benefit riders or a Guaranteed Minimum Income Benefit rider regardless of whether you surrender or annuitize the contract or not, which is the least expensive way to purchase the contract.




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $793      $1,184      $1,599      $2,750
    minimum        $730      $  994      $1,278      $2,083


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").



In most states, the contract also contains a Fixed Account option (contact your financial representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your financial representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.



The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.




2. PURCHASE

The contract may not be available for purchase through your broker dealer ("selling firm") during certain periods.

There are a number of reasons why the contract periodically may not be available, including that the insurance company wants to limit the volume of sales of the contract. You may wish to speak to your financial representative about how this may affect your purchase. For example, you may be required to submit your purchase application in Good Order prior to or on a stipulated date in order to purchase a contract, and a delay in such process could result in your not being able to purchase a contract. In addition, certain optional riders described in this prospectus may not be available through your selling firm, which you may also wish to discuss with your financial representative.



We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. A Net Purchase Payment is a Purchase Payment less the sales charge. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o Certain riders have current and potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit (GWB) or Guaranteed Minimum Income Benefit (GMIB) rider or a guaranteed death benefit, if at the time the termination would otherwise occur the Benefit Base of the GWB, the Income Base of the GMIB rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Net Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.



Your selling firm may not make one or more of the Investment Portfolios available when you apply for the contract. However, after your contract has been issued, all of the Investment Portfolios are available for Purchase Payments or Account Value transfers. Please be aware that your financial representative may not be able to provide you any information or answer any questions you may have about the Investment Portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such Investment Portfolio(s), you may need to contact us directly, as described in the "Other Information - Requests and Elections" section. Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See "Expenses -- Transfer Fee.")



We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Net Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions or, if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


In the future, we may change the investment options that are available to you if you select certain optional riders. If you elect an optional rider and we later remove an investment option from the group of investment options available under that rider, you will not be required to reallocate Purchase Payments or Account Value that you had previously allocated to that investment option. However, you may not be able to allocate new Purchase Payments or transfer Account Value to that investment option.


If you choose the GMIB Max IV or GMIB Max III rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" until the rider terminates.


If you chose the LIS Plus II, LIS Plus I, the Lifetime Withdrawal Guarantee II or the Enhanced Death Benefit II rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation Restrictions for the LIS Plus II, LIS Plus I, LWG II and EDB II Riders."


If you chose the Lifetime Withdrawal Guarantee I (LWG I) rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described in "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee I" (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).


If you make additional Net Purchase Payments, we will allocate them in the same way as your first Net Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -- Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options -- Substitution of Investment Options.")


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GMIB MAX IV AND GMIB MAX III RIDERS


If you elect the GMIB Max IV or GMIB Max III riders (collectively, the "GMIB Max" riders), you may allocate your Purchase Payments and Account Value among the following Investment Portfolios:



(a)        AB Global Dynamic Allocation Portfolio


(b)        AQR Global Risk Balanced Portfolio


(c)        BlackRock Global Tactical Strategies Portfolio


(d)        Brighthouse Balanced Plus Portfolio


(e)        Invesco Balanced-Risk Allocation Portfolio


(f)        JPMorgan Global Active Allocation Portfolio


(g)        MetLife Multi-Index Targeted Risk Portfolio


(h)        PanAgora Global Diversified Risk Portfolio


(i)        Schroders Global Multi-Asset Portfolio


In addition, you may allocate Purchase Payments and Account Value to the MetLife Aggregate Bond Index Portfolio or Fidelity Institutional Asset Management(R) Government Income Portfolio. No other Investment Portfolios are available with the GMIB Max riders.


The Investment Portfolios listed above (other than the MetLife Aggregate Bond Index Portfolio and Fidelity Institutional Asset Management(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max riders. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max riders are not selected may offer the potential for higher returns. Before you select a GMIB Max rider, you and your financial representative should carefully consider whether the investment options available with the GMIB Max riders meet your investment objectives and risk tolerance. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Your selling firm may not make one or more of the portfolios listed above available when you apply for the contract and elect a GMIB Max rider. However, after your contract has been issued with a GMIB Max rider, all of the portfolios listed above are available for Purchase Payments or Account Value transfers. Please be aware that your financial representative may not be able to provide you any information or answer any questions you may have about the portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such portfolio(s), you may need to contact us directly, as described below in "Other Information - Requests and Elections." Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See "Expenses -- Transfer Fee.")



You may also allocate Purchase Payments to the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination portfolios are one or more of the

Investment Portfolios listed above. If you elect a GMIB Max rider, you may not participate in the Dollar Cost Averaging (DCA) program.


Restrictions on Investment Allocations After Rider Terminates. If you elected a GMIB Max rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. (For information on the termination of the GMIB Max riders, see the description of the GMIB Max riders in the "Living Benefits -- Guaranteed Income Benefits" section.)


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. The following subsections describe current and potential restrictions on subsequent Purchase Payments for the GMIB Max riders.


Potential Restrictions on Subsequent Purchase Payments. In the future, we may choose not to permit Owners of existing contracts with a GMIB Max rider to make subsequent Purchase Payments if: (a) that GMIB Max rider is no longer available to new customers, or (b) we make certain changes to the terms of that GMIB Max rider offered to new customers (for example, if we change the GMIB Max rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with a GMIB Max rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed above.


Current Restrictions on Subsequent Purchase Payments. If you elected the GMIB Max III or GMIB Max IV optional riders, except as described below we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


If, as of July 15, 2013, you have a letter on file with us indicating the total amount of Purchase Payments you intend to make under this contract during a 13-month period (a "letter of intent"), we will accept subsequent Purchase Payments from you after August 9, 2013 until the end of the 13-month period indicated in the letter (see "Expenses - Sales Charge - How to Reduce the Sales Charge"). Effective July 16, 2013, we will not accept new letters of intent for Class A contracts with a GMIB Max III or GMIB Max IV rider.


In addition, we will permit you to make a subsequent Purchase Payment when either of the following conditions applies to your contract: (a) your Account Value is below the minimum described in "Purchase - Termination for Low Account Value"; or (b) the rider charge is greater than your Account Value.


Restrictions on Subsequent Purchase Payments after Rider Terminates. If you elected a GMIB Max rider and it terminates, the subsequent Purchase Payment restrictions described above will no longer apply. (For information on the termination of the GMIB Max riders, see the description of the GMIB Max riders in the "Living Benefits -- Guaranteed Income Benefits" section.)


CALIFORNIA FREE LOOK REQUIREMENTS FOR PURCHASERS AGE 60 AND OVER. If you elect a GMIB Max rider and you are a California purchaser aged 60 or older, you may allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio during the free look period. (See the "Free Look" section below.) After the free look period expires, your Account Value will automatically be transferred to one or more of the Investment Portfolios listed above, according to the allocation instructions you have given us. If you allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the contract is cancelled during the free look period, we will give you back your Purchase Payments. If you do not allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the contract is cancelled during the free look period, you will only be entitled to a refund of the contract's Account Value, which may be less than the Purchase Payments made to the contract.

INVESTMENT ALLOCATION RESTRICTIONS FOR LIS PLUS II, LIS PLUS I, LWG II AND EDB II RIDERS


Allocation. If you elected the LIS Plus II, the LIS Plus I, the Lifetime

Withdrawal Guarantee II or the Enhanced Death Benefit II, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE

ACCORDING TO EITHER (A) OR (B) BELOW:
             ------


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, BlackRock Ultra-Short Term Bond Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio and/or the Fixed Account. (You may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program.)



For contracts issued based on applications and necessary information received at our Annuity Service Center before the close of the New York Stock Exchange on May 1, 2009, the Brighthouse Asset Allocation 80 Portfolio is also available under option (A).


OR


(B) You must allocate:


o at least 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  up to 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or Account
                              ------------
Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2 portfolios (the
---------
percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------



   Fixed Account

   BlackRock Bond Income Portfolio
   BlackRock Ultra-Short Term Bond Portfolio
   Brighthouse/Franklin Low Duration Total Return Portfolio
   Fidelity Institutional Asset Management(R) Government Income Portfolio MetLife Aggregate Bond Index Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio


Platform 2
----------



   AB Global Dynamic Allocation Portfolio

   American Funds Global Growth Fund
   American Funds Growth Fund
   AQR Global Risk Balanced Portfolio
   BlackRock Capital Appreciation Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   Brighthouse Asset Allocation 20 Portfolio
   Brighthouse Asset Allocation 40 Portfolio
   Brighthouse Asset Allocation 60 Portfolio
   Brighthouse Asset Allocation 80 Portfolio
   Brighthouse Asset Allocation 100 Portfolio
   Brighthouse Balanced Plus Portfolio
   Brighthouse/Wellington Core Equity Opportunities Portfolio
   Brighthouse/Wellington Large Cap Research Portfolio
   ClearBridge Aggressive Growth Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
     MetLife Multi-Index Targeted Risk Portfolio

   MFS(R) Research International Portfolio
   MFS(R) Total Return Portfolio
   MFS(R) Value Portfolio
   Oppenheimer Global Equity Portfolio
   PanAgora Global Diversified Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio


Platform 3
----------



   Morgan Stanley Mid Cap Growth Portfolio

     Victory Sycamore Mid Cap Value Portfolio


Platform 4
----------


     American Funds Global Small Capitalization Fund

   Brighthouse/Aberdeen Emerging Markets Equity Portfolio
   Brighthouse/Dimensional International Small Company Portfolio
   Brighthouse/Templeton International Bond Portfolio
   Clarion Global Real Estate Portfolio
   JPMorgan Small Cap Value Portfolio
   Loomis Sayles Small Cap Growth Portfolio
   Neuberger Berman Genesis Portfolio
     VanEck Global Natural Resources Portfolio

YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.

Example:
-------



   Your Account Value is $100,000 and allocated 70% to the Schroders Global Multi-Asset Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.



EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death
      Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.

When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:



   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Victory Sycamore Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Victory Sycamore Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Victory Sycamore Mid Cap Value Portfolio.



ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS



Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a withdrawal charge on your old annuity, and there will be a new sales charge for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.





3. INVESTMENT OPTIONS


The contract offers 49 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 709-2811. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.



Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").



(a) AB Global Dynamic Allocation Portfolio


(b) AQR Global Risk Balanced Portfolio


(c) BlackRock Global Tactical Strategies Portfolio


(d) Brighthouse Balanced Plus Portfolio


(e) Invesco Balanced-Risk Allocation Portfolio


(f) JPMorgan Global Active Allocation Portfolio


(g) MetLife Multi-Index Targeted Risk Portfolio


(h) PanAgora Global Diversified Risk Portfolio


(i) Schroders Global Multi-Asset Portfolio



Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.


If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend (including through inclusion of Investment Portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)


American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund



BRIGHTHOUSE FUNDS TRUST I (CLASS B)


Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     AB Global Dynamic Allocation Portfolio*


     AQR Global Risk Balanced Portfolio*

     BlackRock Global Tactical Strategies Portfolio*

     BlackRock High Yield Portfolio


     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio*

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     Brighthouse/Franklin Low Duration Total Return Portfolio

     Brighthouse/Templeton International Bond Portfolio#

     Brighthouse/Wellington Large Cap Research Portfolio


     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio


     Fidelity Institutional Asset Management(R) Government Income Portfolio*
         (formerly Pyramis(R) Government Income Portfolio)


     Invesco Balanced-Risk Allocation Portfolio*


     Invesco Comstock Portfolio


     JPMorgan Global Active Allocation Portfolio*

     JPMorgan Small Cap Value Portfolio

     MetLife Multi-Index Targeted Risk Portfolio*

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio*

     PIMCO Inflation Protected Bond Portfolio


     PIMCO Total Return Portfolio


     Schroders Global Multi-Asset Portfolio*

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio


     Victory Sycamore Mid Cap Value Portfolio (formerly Invesco Mid Cap Value
         Portfolio)




BRIGHTHOUSE FUNDS TRUST II


Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)


     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E)


     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)


     MetLife Aggregate Bond Index Portfolio (Class G)*


     MFS(R) Total Return Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)


     VanEck Global Natural Resources Portfolio (Class B)#


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)


   * If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See
   "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.



   # This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders."


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are "funds of funds":


     BlackRock Global Tactical Strategies Portfolio

     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio


     MetLife Multi-Index Targeted Risk Portfolio


     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money -

Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, Lifetime Withdrawal Guarantee I, or the Enhanced Death Benefit II rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to "Purchase -- Investment Allocation Restrictions for Certain Riders" for more information.


o To transfer to an Investment Portfolio your selling firm may not make available when you apply for the contract, you can contact us directly once your contract has been issued, as described in "Other Information - Requests and Elections."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the

Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).



PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs, Three Month Market Entry and Automatic Rebalancing Programs.



RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      American Funds Global Growth Fund

      American Funds Global Small Capitalization Fund

      BlackRock High Yield Portfolio

      Brighthouse/Aberdeen Emerging Markets Equity Portfolio

      Brighthouse/Dimensional International Small Company Portfolio

      Brighthouse/Templeton International Bond Portfolio

      Clarion Global Real Estate Portfolio

      JPMorgan Small Cap Value Portfolio

      Loomis Sayles Small Cap Growth Portfolio

      MFS(R) Research International Portfolio

      Neuberger Berman Genesis Portfolio

      Oppenheimer Global Equity Portfolio

      VanEck Global Natural Resources Portfolio

      Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1.   STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Net Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Net Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II or the Enhanced Death Benefit II rider.


2.   ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Net Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Net Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Net Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Net Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the default funding options stated in your EDCA program, unless you have instructed us otherwise.


THREE MONTH MARKET ENTRY PROGRAM



Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the EDCA Program, except it is of three
(3) months duration.



AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit II riders, the Fixed Account is available for automatic rebalancing. If you have selected the GMIB Max IV or GMIB Max III rider, the Fixed Account is not available for automatic rebalancing.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the BlackRock Bond Income Portfolio and 60% to be in the Morgan Stanley Mid Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the BlackRock Bond Income Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the BlackRock Bond Income Portfolio to bring its value back to 40% and use the money to buy more units in the Morgan Stanley Mid Cap Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES


There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 0.50% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 0.60% of the average daily asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit            0.20%
       Compounded-Plus Death Benefit           0.35%*
       Additional Death Benefit -- Earnings
          Preservation Benefit                 0.25%

* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each Investment Portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


The Enhanced Death Benefit II was available with contracts issued from July 19, 2010 through October 7, 2011. If you selected the Enhanced Death Benefit II rider, and if you were age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.60% of the Death Benefit Base. If you were age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 1.15% of the Death Benefit Base. (For a discussion of how the Death Benefit Base is determined, see "Death Benefit -- Optional Death
Benefit -- Enhanced Death Benefit II.")


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of:
(a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you selected the Enhanced Death Benefit II rider and you make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit II rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal, the beginning of Annuity Payments, the change of Owner/

Annuitant, or the assignment. If the Enhanced Death Benefit II rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit II rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit II rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) rider that you can select when you purchase the contract. There are five different versions of the GMIB under this contract: GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, and LIS. (We may refer to "LIS riders" as "GMIB riders" in this prospectus.) The GMIB Max IV rider is currently available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. The GMIB Max III rider is currently available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The LIS Plus II rider was available with contracts issued from July 19, 2010 through February 24, 2012. The LIS Plus I rider was available with contracts issued from April 28, 2008 through July 16, 2010. The LIS rider was available with contracts issued from February 9, 2004 through May 1, 2009.


(A sixth GMIB rider was available with contracts issued from May 21, 2001 through June 28, 2002. This GMIB rider was called the Guaranteed Minimum Income

Benefit I (GMIB I) rider. References to "GMIB" in this prospectus exclude the
                                                                  -------
GMIB I rider. The GMIB I rider is described in more detail only in Appendix D to this prospectus.)


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits -- Guaranteed Income Benefits" for a discussion of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you selected a GMIB rider and you make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for LIS) or 91st (for GMIB Max IV, GMIB Max III, LIS Plus II, or LIS Plus I); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Max IV, GMIB Max III, LIS Plus II and LIS Plus I).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Max IV, GMIB Max III, LIS Plus II and LIS Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up. (See "Living Benefits -- Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up occurs. (See below for certain versions of the LIS Plus I rider for which we are currently increasing the rider charge upon an Optional Step-Up on a contract anniversary occurring on July 1, 2012, or later.)


If you selected the GMIB Max IV, GMIB Max III or the LIS Plus II rider, the rider charge is 1.00% of the Income Base.


If you selected the LIS Plus I rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the LIS Plus I rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the LIS Plus I rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the LIS rider, the rider charge is 0.50% of the Income Base.


If you selected the GMIB I rider, the rider charge is 0.35% of the Income Base. (See Appendix D for a discussion of how the Income Base for the GMIB I rider is calculated at the time the rider charge is assessed.)


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II (LWG II) and the Lifetime Withdrawal Guarantee I (LWG I) (collectively referred to as Lifetime Withdrawal Guarantee (LWG) riders). We also offered an optional Guaranteed Withdrawal Benefit: the Guaranteed Withdrawal Benefit I (GWB I). The LWG II rider was available with contracts issued from April 28, 2008 through February 23, 2009. The LWG I rider was available with contracts issued from February 26, 2007 through April 25, 2008. The GWB I rider was available with contracts issued from November 7, 2005 through April 30, 2010.


If you elected one of the LWG riders or the GWB I rider, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charge for each version of the LWG or the GWB I rider are listed below.


For the LWG riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal
Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the LWG riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Living Benefits -- Guaranteed Withdrawal
Benefits -- Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)


For the GWB I rider, the charge is a percentage of the Guaranteed Withdrawal Amount on the contract anniversary. (See "Living Benefits -- Guaranteed Withdrawal Benefits Description of the Guaranteed Withdrawal Benefit I".)


If the GWB I rider is in effect, the rider charge will not continue if your Benefit Base equals zero (see "Living Benefits - Guaranteed Withdrawal Benefits -- Description of GWB I").


If you make a full withdrawal (surrender) of your Account Value, you apply your Account Value to an Annuity Option, there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person), the contract terminates (except for a termination due to death), or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If an LWG rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if the Owner is non-natural person) or if an LWG rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The LWG and GWB I rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


We reserve the right to increase the LWG rider charges upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the LWG II rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of (a) the Maximum Automatic Annual Step-Up Charge of 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount, or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


The rider charge for the LWG II rider is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95%% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-
                                                                     Up occurs.


If an Automatic Annual Step-Up occurs under the LWG I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. The versions of the LWG rider for which we are currently increasing the rider charge upon an Automatic Annual Step-Up are listed below.


The rider charge for the LWG I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-
                                                                     Up occurs.


The rider charge for the GWB I rider is 0.25% of the Guaranteed Withdrawal
Amount.


SALES CHARGE


We impose a sales charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. We deduct the sales charge from a Purchase Payment before it is allocated to an Investment Portfolio, the Fixed Account, the Enhanced Dollar Cost Averaging Account and/or the Three Month Market Entry Account. The amount of the sales charge depends on your investment on the day we receive your payment.



"Your investment" means the total dollar amount, as of the date we receive your Purchase Payment, of: (1) your Purchase Payment; (2) the most recent Account Value in this contract; and (3) any related amount as designated by us in accordance with our current administrative policies and procedures. Under our current policies and procedures, the related amount (if any) is calculated by subtracting (a) the most recent Account Value in the contract from (b) all prior Purchase Payments made under the contract (excluding the new Purchase Payment), reduced by any withdrawals. For purposes of determining "your investment," the related amount will not be less than zero. The related amount, if any, will be determined and identified to us solely by your financial representative's firm. We reserve the right to revise our administrative policies and procedures in the future.



EXAMPLES


(1) Assume your new Purchase Payment is $5,000, your most recent Account Value in this contract is $100,000, and your prior Purchase Payments made under this contract, reduced by any withdrawals, equal $125,000. The "related amount" is calculated by subtracting your most recent Account Value in this contract from prior Purchase Payments made under this contract, reduced by any withdrawals ($125,000 - $100,000 = $25,000). Therefore, "your investment" is equal to the total of your new Purchase Payment ($5,000), your most recent Account Value ($100,000), and the related amount ($25,000); $5,000 + $100,000 + $25,000 = $130,000.


(2) Assume your new Purchase Payment is $5,000, your most recent Account Value in this contract is $100,000, and your prior Purchase Payments made under this contract, reduced by any withdrawals, equal $75,000. The "related amount" is calculated by subtracting your most recent Account Value in this contract from prior Purchase Payments made under this contract, reduced by any withdrawals ($75,000 - $100,000 = - $25,000). As noted above, the related amount is never less than zero. Therefore, "your investment" is equal to the total of your new Purchase Payment ($5,000), your most recent Account Value ($100,000), and the related amount ($0); $5,000 + $100,000 + $0 = $105,000.

Additional Purchase Payments sent directly to BLIC will be included in the calculation used to determine the sales charge breakpoint; however, since related amounts are documented at your account representative's firm, related amounts may not be included in the calculation if you send additional Purchase Payments directly to BLIC. To avoid this, send additional Purchase Payments for this contract through your financial representative.


For contracts issued from November 7, 2005 through November 6, 2009, in most
-------------------------------------------------------------------
states, "your investment" means the total dollar amount, as of the date we receive your Purchase Payment, of: (1) your Purchase Payment; (2) any existing Account Value in this contract; and (3) the Account Value of any related accounts. The term "related accounts" means all variable annuity contracts currently in the Accumulation Phase, issued by us, and any additional investment accounts that qualify as related accounts in accordance with our current administrative policies (determined in consultation with your financial representative's firm) that are associated with the Owner's and Joint Owner's taxpayer identification number and held in account at your financial representative's firm and for which such firm is the broker-dealer of record for the contract.


For contracts issued on or before November 4, 2005, your investment is
---------------------------------------------------
calculated as described in the previous paragraph, except that "related accounts" means all annuity contracts currently in the Accumulation Phase, issued by us, and any additional investment accounts that qualify as related accounts in accordance with our current administrative policies (determined in consultation with your financial representative's firm), which are owned by you or your spouse or child under age 21 and which have been identified to us by your financial representative's firm as being related accounts.



If your contract was issued on or before November 6, 2009, ensure that you are charged the lowest sales charge you are eligible for by asking your account representative whether any of your investment accounts currently qualify as related accounts and providing the representative with all information necessary to make that determination.


The sales charge is:




                                  Sales Charge as
Your Investment            percentage of Purchase Payment
-----------------------   -------------------------------
Less than $50,000                      5.75%
$50,000 - 99,999.99                    4.50%
$100,000 - 249,999.99                  3.50%
$250,000 - 499,999.99                  2.50%
$500,000 - 999,999.99                  2.00%
$1,000,000 or greater                  1.00%


HOW TO REDUCE THE SALES CHARGE


You may be able to lower the sales charge you pay by indicating in writing to us the total amount of Purchase Payments you intend to make during a 13-month period. You have 13 months from the date we receive the written indication to make the Purchase Payments you chose as your goal. We will deduct the sales charge based on the total of the Purchase Payments to be made during the 13-month period if less than the sales charge as set forth above based on your investment. You are not obligated to reach your Purchase Payment goal. If you do not make the amount of Purchase Payments you indicated during the 13-month period, we will deduct an additional charge from your contract in the 14th month equal to the difference between the sales charge determined with the intended Purchase Payments and the sales charge determined with the actual Purchase Payments made during the 13 months. Any additional sales charge will be deducted during the 14th month from the Investment Portfolios, the Fixed Account and any Enhanced Dollar Cost Averaging account or Three Month Market Entry account in the ratio each portfolio/account bears to your total Account Value. We reserve the right to modify, suspend or terminate this feature at any time.


In addition, we may reduce or eliminate the amount of the sales charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with BLIC. BLIC may not deduct a sales charge under a contract issued to an officer, director or employee of BLIC or any of its affiliates.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.


5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT OR A GUARANTEED WITHDRAWAL BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GMIB MAX IV, GMIB MAX III, LIS PLUS II, LIS PLUS I OR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.

If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity

Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any premium or other tax;


o  less any account fee; and

o  less any applicable pro rata GMIB or GWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See
"Purchase -- Termination for Low Account Value" for more information.)


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o  We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you
                                                 --------  -------
     may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals.


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

GUARANTEED INCOME BENEFITS


We offer optional living benefit riders that, for an additional charge, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). The type of living benefit rider we currently offer is a guaranteed income benefit. Our guaranteed income benefit riders are called either Guaranteed Minimum Income Benefit (GMIB) or Lifetime Income Solution (LIS) riders, (collectively referred to herein as "GMIB" riders). The GMIB riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount. Only one version of the GMIB rider may be elected, and the rider must be elected at contract issue.



Each version of the GMIB is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.



There are five different versions of the GMIB under this contract: GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, and LIS. The GMIB Max IV rider is currently available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. The GMIB Max III rider is currently available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The LIS Plus II rider was available with contracts issued from July 19, 2010 through February 24, 2012. The LIS Plus I rider was available with contracts issued from April 28, 2008 through July 16, 2010. The LIS rider was available with contracts issued from February 9, 2004 through

May 1, 2009. (We may refer to "LIS riders" as "GMIB riders" in this prospectus.)

(A sixth GMIB rider was available with contracts issued from May 21, 2001 through June 28, 2002. This GMIB rider is called the Guaranteed Minimum Income

Benefit I (GMIB I) rider. References to GMIB in this prospectus exclude the
                                                                -------
GMIB I rider. The GMIB I rider is described in more detail only in Appendix D to this prospectus.)



There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB Max IV, GMIB Max III and all versions of the LIS riders (collectively referred to herein as "GMIB" riders), we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Max IV, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 0.5% per annum. For GMIB Max III and LIS Plus II in contracts issued on or after February 28, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For LIS Plus II and LIS Plus I in contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued on or before February 23, 2009, and for LIS, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Max IV, GMIB Max III, LIS Plus II, and LIS Plus I, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise a GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under a GMIB rider, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, the older Joint Owner, or the Annuitant, if the Owner is a non-natural person.

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


LIS, LIS PLUS I, AND QUALIFIED CONTRACTS. The LIS and LIS Plus I riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for the LIS Plus I, after an Optional Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser regarding these riders in connection with a Qualified Contract.


(See Appendix E for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB MAX IV


The GMIB Max IV rider is available only for Owners up through age 78, and you can only elect the GMIB Max IV at the time you purchase the contract. The GMIB Max IV rider was available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. THE GMIB MAX IV RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less
       (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 5%; or


(b) the required minimum distribution rate (as defined below).

Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 4.5% of the Annual Increase Amount at the beginning of the Contract Year, if the first withdrawal is taken before the fifth contract anniversary; or up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year, if the first withdrawal is taken on or after the fifth contract anniversary) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base" above).


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max IV" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) If total withdrawals in a Contract Year are greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage (as defined below), or if the withdrawals are not paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or


(b) If total withdrawals in a Contract Year are not greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. Depending on the relative amounts of the Annual Increase Amount and the Account Value, such a proportional reduction may result in a significant reduction in the Annual Increase Amount (particularly when the Account Value is lower than the Annual Increase Amount), and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Complying with the two conditions described in
(b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage) will result in dollar-for-dollar treatment of the withdrawals.


The dollar-for-dollar withdrawal percentage will be higher if you wait to take your first withdrawal on or after the fifth contract anniversary. A higher dollar-for-dollar withdrawal percentage allows you to withdraw a larger amount each Contract Year while receiving dollar-for-dollar treatment of the withdrawals (as described in (b) above) rather than a proportional adjustment (as described in (a) above). As noted, depending on the relative amounts of the Annual Increase Amount and the Account Value, such "dollar-for-dollar" withdrawal adjustment may be more favorable than a "proportional reduction" adjustment.


In determining the GMIB annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.


DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE. As noted above, one of the factors used in calculating withdrawal adjustments is called the "dollar-for-dollar withdrawal percentage."


If the first withdrawal is taken before the fifth contract anniversary, the
----------------------------------------------------------------------
dollar-for-dollar withdrawal percentage is the greater of:


(a) 4.5%; or


(b) the required minimum distribution rate (as defined above under "Annual Increase Rate").


If the first withdrawal is taken before the fifth contract anniversary, item
(a) will remain 4.5%; it will never increase or decrease.


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


If the first withdrawal is taken on or after the fifth contract anniversary,
---------------------------------------------------------------------------
the dollar-for-dollar withdrawal percentage is identical to the annual increase rate described above under "Annual Increase Rate" -- that is, it is the greater of:


(a) 5%; or


(b) the required minimum distribution rate.


If the first withdrawal is taken on or after the fifth contract anniversary, item (a) will remain 5%; it will never increase or decrease.


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the dollar-for-dollar withdrawal percentage is 0%.


(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.

An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Max IV investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."


If you elect the GMIB Max IV, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


If you elect the GMIB Max IV rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders," and you will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to the BlackRock Ultra-Short Term Bond Portfolio.

The Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" (other than the Pyramis(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max IV rider. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max IV rider is not selected may offer the potential for higher returns. Before you select the GMIB Max IV rider, you and your financial representative should carefully consider whether the investment options available with the rider meet your investment objectives and risk tolerance.


Your selling firm may not make one or more of the Investment Portfolios available when you apply for the contract and elect the GMIB Max IV rider. However, after your contract has been issued with the GMIB Max IV rider, all of the Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" are available for Purchase Payments or Account Value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the Investment Portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such Investment Portfolio(s), you may need to contact us directly, as described in the "Other Information -- Requests and Elections" section. Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See "Expenses -- Transfer Fee.")


Restrictions on Investment Allocations If the GMIB Max IV Rider Terminates. If
--------------------------------------------------------------------------
the GMIB Max IV rider terminates (see "Terminating the GMIB Max IV Rider"), the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX IV. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max IV rider to make subsequent Purchase Payments if: (a) the GMIB Max IV rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max IV rider offered to new customers (for example, if we change the GMIB Max IV rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the GMIB Max IV rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX IV. If you elected the GMIB Max IV optional rider, except as described below we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.

If, as of July 15, 2013, you have a letter on file with us indicating the total amount of Purchase Payments you intend to make under this contract during a 13-month period (a "letter of intent"), we will accept subsequent Purchase Payments from you after August 9, 2013 until the end of the 13-month period indicated in the letter (see "Expenses - Sales Charge - How to Reduce the Sales Charge"). Effective July 16, 2013, we will not accept new letters of intent for Class A contracts with a GMIB Max IV rider.

If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS AFTER RIDER TERMINATES. If the GMIB Max IV rider terminates ("see Terminating the GMIB Max IV Rider" below), the subsequent Purchase Payment restrictions described above will no longer apply.

GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max IV rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB MAX IV RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. Any subsequent Purchase Payment restrictions and the investment allocation restrictions described above will no longer apply (except as described above under "Restrictions on Investment Allocations if the GMIB Max IV Rider Terminates").


EXERCISING THE GMIB MAX IV RIDER. If you exercise the GMIB Max IV, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Max IV rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 0.5% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Max IV, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or

o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB MAX IV PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING CONTRACT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 0.5% per annum. However, the GMIB Max IV payout rates are enhanced under the following circumstances.


If you select the GMIB Max IV rider and if:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max IV rider will equal or exceed 4.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if you select the GMIB Max IV rider and if:


o  you take no withdrawals prior to age 67;


o your Account Value is fully withdrawn or decreases to zero at or after your 67th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max IV rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Max IV rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Max IV rider, the spouse would be eligible for the 4.5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Max IV, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB MAX IV RIDER. Except as otherwise provided in the GMIB Max IV rider, the rider will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Max IV rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


When the GMIB Max IV rider terminates, the corresponding rider charge terminates, and any subsequent Purchase Payment restrictions and the GMIB Max IV investment allocation restrictions, described above, will no longer apply (except as described above under "Restrictions on Investment Allocations If the GMIB Max IV Rider Terminates").


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB MAX IV


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB Max IV rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max IV rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 4.5% of the Annual Increase Amount at the beginning of the Contract Year (if the first withdrawal is taken before the fifth contract anniversary), or 5% of the Annual Increase Amount at the beginning of the Contract Year (if the first withdrawal is taken on or after the fifth contract anniversary). Any amounts above 4.5% of the Annual Increase Amount (if the first withdrawal is taken before the fifth contract anniversary) or 5% of the Annual Increase Amount (if the first withdrawal is taken on or after the fifth contract anniversary) that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Max IV, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments (starting before the fifth contract anniversary) totaling 4.5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max IV rider.

To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix E for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB MAX III


The GMIB Max III rider was available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The GMIB Max III rider is only available for Owners up through age 78, and you can only elect the GMIB Max III at the time you purchase the contract. THE GMIB MAX III RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b)below.


(a) Highest Anniversary Value:On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less
       (ii),where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 5% or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or

(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base" above).


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max III" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the GMIB annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase

Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Max III investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."

If you elect the GMIB Max III, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the rider's investment allocation restrictions.


If you elect the GMIB Max III rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" and you will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to the BlackRock Ultra-Short Term Bond Portfolio.


The Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" (other than the MetLife Aggregate Bond Index Portfolio and Pyramis(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max III rider. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max III rider is not selected may offer the potential for higher returns. Before you select the GMIB Max III rider, you and your financial representative should carefully consider whether the investment options available with GMIB Max III meet your investment objectives and risk tolerance.


Your selling firm may not make one or more of the Investment Portfolios available when you apply for the contract and elect the GMIB Max III rider. However, after your contract has been issued with the GMIB Max III rider, all of the Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" are available for Purchase Payments or Account Value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the Investment Portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such Investment Portfolio(s), you may need to contact us directly, as described in the "Other Information - Requests and Elections" section. Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See "Expenses -- Transfer Fee.")


Restrictions on Investment Allocations If the GMIB Max III Rider Terminates. If
----------------------------------------------------------------------------
the GMIB Max III rider terminates (see "Terminating the GMIB Max III Rider"), the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX III. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max III rider to make subsequent Purchase Payments if: (a) the GMIB Max III rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max III rider offered to new customers (for example, if we change the GMIB Max III rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the GMIB Max III rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX III. If you elected the GMIB Max III optional rider, except as described below we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


If, as of July 15, 2013, you have a letter on file with us indicating the total amount of Purchase Payments you intend to make under this contract during a 13-month period (a "letter of intent"), we will accept subsequent Purchase Payments from you after August 9, 2013 until the end of the 13-month period indicated in the letter (see "Expenses - Sales Charge - How to Reduce the Sales

Charge"). Effective July 16, 2013, we will not accept new letters of intent for Class A contracts with a GMIB Max III rider.

If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS AFTER RIDER TERMINATES. If the GMIB Max III rider terminates (see "Terminating the GMIB Max III Rider" below), the subsequent Purchase Payment restrictions described above will no longer apply.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a)minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max III rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB MAX III RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. Any subsequent Purchase Payment restrictions and the investment allocation restrictions, described above, will no longer apply (except as described above under "Restrictions on Investment Allocations if the GMIB Max III Rider Terminates").


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB MAX III RIDER. If you exercise the GMIB Max III, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the Joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Max III rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Max III, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB MAX III PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING CONTRACT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Max III payout rates are enhanced under the following circumstances.


If you select the GMIB Max III rider and if:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Max III rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Max III rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Max III, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB MAX III RIDER. Except as otherwise provided in the GMIB Max III rider, the rider will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB Max III (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint OIwner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Max III rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


When the GMIB Max III rider terminates, the corresponding rider charge terminates, and any subsequent Purchase Payment restrictions and the GMIB Max III investment allocation restrictions, described above, will no longer apply (except as described above under "Restrictions on Investment Allocations If the GMIB Max III Rider Terminates.")


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB MAX III


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB Max III rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under GMIB Max III rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Max III and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max III rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix E for examples illustrating the operation of the GMIB)


DESCRIPTION OF LIS PLUS II


The LIS Plus II rider was available with contracts issued from July 19, 2010 through February 24, 2012. In states where approved, the LIS Plus II rider was available only for Owners up through age 78, and you could only elect the LIS Plus II rider at the time you purchase the contract. THE LIS PLUS II RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b)below.


(a) Highest Anniversary Value:On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.


(b) Annual Increase Amount:On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less
       (ii),where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the LIS rider that helps determine the minimum amount you can receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 5% or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;
        or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base" above).


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With LIS Plus II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the LIS Plus II rider.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the LIS rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the LIS annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the accumulation rate on the Annual Increase

Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the LIS Plus II investment allocation restrictions, see "Purchase -- Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders."

If you elect the LIS Plus II rider, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving LIS payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b)where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the LIS Plus II rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE LIS PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL LIS PLUS II CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the LIS Plus II investment allocation restrictions, described above, will no longer apply


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE LIS PLUS II RIDER. If you exercise the LIS Plus II rider, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the LIS Plus II rider.


The LIS Annuity Table is specified in the rider. For LIS Plus II, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE LIS ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.

If you exercise the LIS Plus II, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the LIS Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, for the LIS Plus II rider, the annuity rates in the LIS Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the LIS Plus II payout rates are enhanced under the following circumstances.
If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


For contracts issued with the LIS Plus II rider from July 19, 2010 through
--------------------------------------------------------------------------
February 25, 2011, the annuity rates in the LIS Annuity Table are calculated
-----------------
based on the Annuity 2000 Mortality Table with 10-year age set back with interest of 1.5% per annum. However the LIS Plus II payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the LIS Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the LIS Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the LIS Plus II, you may elect any of the Annuity Options available under the contract.

TERMINATING THE LIS PLUS II RIDER. Except as otherwise provided in the LIS Plus II rider, the rider will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the LIS (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the LIS rider under termination provision d) above; and


o before the 10-year waiting period to exercise the LIS rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the LIS Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


When the LIS Plus II rider terminates, the corresponding LIS Plus II rider charge terminates and the LIS Plus II investment allocation restrictions, described above, will no longer apply.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH LIS PLUS II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the LIS Plus II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the LIS Plus II and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix E for examples illustrating the operation of the GMIB.)


DESCRIPTION OF LIS PLUS I


In states where approved, the LIS Plus I was available with contracts issued from April 28, 2008 through July 16, 2010.


LIS Plus I is identical to LIS Plus II, with the following exceptions:


(1) The LIS Plus I Income Base and withdrawal adjustments are calculated as described above for LIS Plus II, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Items (b) and (c) under "Annual Increase Rate" above (regarding required minimum distributions, the Automated Required Minimum Distribution Program, and the Systematic Withdrawal Program) do not apply to the calculation of the Income Base or the withdrawal adjustments under the LIS Plus I rider.


(2) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.


(3) The LIS Plus I payout rates are enhanced to be at least (a) 5.5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed.


For contracts issued with the LIS Plus I rider from February 24, 2009 through
-----------------------------------------------------------------------------
May 1, 2009, the following additional differences apply:
-----------


(4) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

(5) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.

(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).

(7)   Different investment allocation restrictions apply. (See
      "Purchase -- Investment Allocation Restrictions for Certain Riders.")

(8) If your Annual Increase Amount is reset due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.

(9) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.

(10) The LIS payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event:
      (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60;
      (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.

For contracts issued with the LIS Plus I rider on or before February 23, 2009,
------------------------------------------------------------------------------
differences (4) through (8) above apply, and the following replaces differences
(9) and (10):

(9) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.

(10) The LIS payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


DESCRIPTION OF LIS


The LIS rider was available with contracts issued from February 9, 2004 through May 1, 2009. In states where approved, the LIS was available only for Owners up through age 75, and you could only elect the LIS at the time you purchased the contract. The LIS may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


The LIS is otherwise identical to the LIS Plus I, with the following exceptions:


(1) The rider charge for the LIS is lower (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


(2) The LIS Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


      a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


      b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of LIS Plus" above will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3) There is no Guaranteed Principal Option.


(4) There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The LIS Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and LIS payout rates are not enhanced.


(7) The following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


(8) The following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9) If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the LIS rider under termination provision d) above; and

   o before the 10-year waiting period to exercise the LIS rider has elapsed, the LIS rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the LIS rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


      A change for any reason of the Owner or Joint Owner or the Annuitant if a non-natural person owns the contract.


(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(See Appendix E for examples illustrating the operation of the LIS rider.)


GUARANTEED WITHDRAWAL BENEFITS


We offered three optional guaranteed withdrawal benefit (GWB) riders under this contract for an additional charge: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I) and Guaranteed Withdrawal Benefit I (GWB I). The LWG II rider was available with contracts issued from April 28, 2008 through Februrary 20, 2009. The LWG I rider was available with contracts issued from February 26, 2007 through April 25, 2008. The GWB I rider was available with contracts issued from November 7, 2005 through April 30, 2010.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may have become available (or unavailable) in different states at different times. If you have been issued a contract with a guaranteed withdrawal benefit rider, please check your contract and rider for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE GWB I RIDER, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel a Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals.


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE

DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the LWG rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE. THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


Note that the GWB I rider is not available for purchase by a Beneficiary under a decedent's Non-Qualified Contract.


(See Appendix F for examples illustrating the operation of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


The Lifetime Withdrawal Guarantee II rider was available with contracts issued from April 28, 2008 through February 23, 2009.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal. If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.25% for the Single Life version or 1.50% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed

Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.



o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT

OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix F, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment - a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase -- Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders." If you elect the LWG II, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider was available for a charge of 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or

(3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider was available with contracts issued between February 26, 2007 through April 25, 2008. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.

COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
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increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining

Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
            ------
anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


   (a)        AB Global Dynamic Allocation Portfolio


   (b)        AQR Global Risk Balanced Portfolio

   (c)        BlackRock Global Tactical Strategies Portfolio

   (d)        BlackRock Ultra-Short Term Bond Portfolio

   (e)        Brighthouse Asset Allocation 20 Portfolio

   (f)        Brighthouse Asset Allocation 40 Portfolio

   (g)        Brighthouse Asset Allocation 60 Portfolio

   (h)        Brighthouse Asset Allocation 80 Portfolio

   (i)        Brighthouse Balanced Plus Portfolio

   (j)        Fidelity Institutional Asset Management(R) Government Income
              Portfolio

   (k)        Invesco Balanced-Risk Allocation Portfolio


   (l)        JPMorgan Global Active Allocation Portfolio

   (m)        MetLife Aggregate Bond Index Portfolio

   (n)        MetLife Multi-Index Targeted Risk Portfolio

   (o)        PanAgora Global Diversified Risk Portfolio


   (p)        Schroders Global Multi-Asset Portfolio

   (q)        SSGA Growth and Income ETF Portfolio

   (r)        SSGA Growth ETF Portfolio

You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The Guaranteed Withdrawal Benefit I (GWB I) rider was available with contracts issued from November 7, 2005 through April 30, 2010.


BENEFIT BASE. At issue, the Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial Purchase Payment. Your Benefit Base will change with each Purchase Payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment;


o  Increased by each subsequent Purchase Payment made;


o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract Owner or contract Owner's bank account (or to the Annuitant or Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative withdrawals for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your Account Value after the decrease for the withdrawal.


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals overtime. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (5%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS

CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. If your Guaranteed Withdrawal Amount increases, the amount of the GWB rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.


TERMINATION. The GWB I rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note:
(a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason, subject to our administrative procedures;


(6) the termination of your contract; or


(7) the effective date of the cancellation of the GWB I rider.


RIDER CHARGE. If the GWB I rider is in effect, we will not continue to assess the GWB I rider charge if your Benefit Base equals zero.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) dies while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If you cancel the rider or apply your entire Account Value to an Annuity Option, we will not deduct the GWB rider charge from your Account Value after we deduct the charge on the effective date of the cancellation or the application of your Account Value to an Annuity Option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your Account Value to an Annuity Option.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the GWB I rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefit. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, where the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because:
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the GWB I rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the GWB I rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB I rider.




8. PERFORMANCE


We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, sales charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, sales charges, applicable optional rider charges, and the Investment Portfolio expenses. We will show performance that reflects both the maximum sales charge (5.75% of the Purchase Payment) and the minimum sales charge (1.00% of the Purchase Payment).


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider or the Compounded-Plus Death Benefit rider. You can also select the Additional Death Benefit -- Earnings Preservation Benefit. If you are age 79 or younger at the effective date of your contract, you may select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract. The Enhanced Death Benefit II rider was available with contracts issued from July 19, 2010 through October 7, 2011.



The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


ENHANCED DEATH BENEFIT AND DECEDENT CONTRACTS


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase an Enhanced Death Benefit rider.


Standard Death Benefit -- Principal Protection


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix G for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal; or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2)and (3) above:


o Subsection (2) is changed to provide:"The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal made after such date";


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be calculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix G for examples of the Annual Step-Up death benefit rider.)

OPTIONAL DEATH BENEFIT -- ENHANCED DEATH BENEFIT II


The Enhanced Death Benefit II (EDB II) rider was available with contracts issued from July 19, 2010 through October 7, 2011. The Enhanced Death Benefit II rider was available (subject to investment allocation restrictions) for contract Owners age 75 or younger at the effective date of the contract. If you selected the EDB II rider, you could not select the Additional Death
Benefit -- Earnings Preservation Benefit. The Enhanced Death Benefit II rider is referred to in your contract as the "Guaranteed Minimum Death Benefit" or "GMDB."


DESCRIPTION OF ENHANCED DEATH BENEFIT II. If you selected the EDB II rider, the amount of the death benefit will be the greater of:


(1) the Account Value; or


(2) the Death Benefit Base.


The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of(a) or (b) below:


      (a) Highest Anniversary Value:On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB II rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 5% or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or

(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Description of EDB II - Death Benefit Base
-  Annual Increase Amount").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.


After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or


(b) (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in
      (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.


(See Appendix G for examples of the calculation of the Death Benefit Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


      (1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


      (2) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.

On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the EDB II investment allocation restrictions, see "Purchase -- Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders."


If you selected the EDB II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


TERMINATING THE EDB II RIDER. The rider will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g) Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the EDB II if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


THE EDB II RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB II rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix G for examples of the Enhanced Death Benefit II.)


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

Used with the EDB II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB II. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elected EDB II, enrolled in the Systematic Withdrawal Program, and elected to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


OPTIONAL DEATH BENEFIT -- COMPOUNDED-PLUS


You may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of the contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1) the Account Value; or


(2) the greater of (a) or (b)below:


      (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less
              (ii),where:


             (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2)above:


      (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


      (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix G for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b),where:


(a)        is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


                               Benefit Percentage



    Issue Age                Percentage
------------------------
    Ages 69 or younger     40%
    Ages 70-79             25%
    Ages 80 and above       0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.



Please check with your financial representative regarding the availability of the following in your state.



If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable sales charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single lump sum payment to the Beneficiary at the end of the 60 day period.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


Any Internal Revenue Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.


DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS



INTRODUCTION



The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.



We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.



For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.



NON-QUALIFIED CONTRACTS



This discussion assumes the contract is a "non-qualified" annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."



ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.



In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.



SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION



If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.

The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:


(a) on account of your death or disability,



(b) as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or


(c) under certain immediate income annuities.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See "Taxation of Payments in Annuity Form" below.)

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION



If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS



The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.



A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.



Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.

QUALIFIED CONTRACTS


INTRODUCTION



The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



The contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.



For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.

With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.

If you have purchased the GWB I or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I) Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2



A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals or distributions made:


(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,


(c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLEs).


(d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLEs).


(e) to pay IRS levies (and made after December 31, 1999),


(f) to pay deductible medical expenses, or


(g) in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.


Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional

Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.



The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.



COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.



ROLLOVERS AND TRANSFERS



Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.



Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.



Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS



For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.

DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Required Minimum Distribution ("RMD") amounts are required to be distributed from a Qualified annuity Contract following your death depending on whether you die before or after the "Required Beginning Date" as described under "Required Minimum Distributions".


If you die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), your entire interest generally must be distributed within five (5) years after your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 70 1/2, if your contract permits.


If you die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.


Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:


(a) RMDs are required to be distributed from a Roth IRA after your death; and


(b) If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.



If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving RMD amounts from your retirement plan by the Required Beginning Date. Generally, the "Required Minimum Date" is by April 1 following the later of:



(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 70 1/2 even if you have not retired, taking your first distribution no later than by April 1 of the year after you reach age 70 1/2.


For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age70 1/2.



A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.



You may not satisfy minimum distributions for one employer's qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.



Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cut and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.



DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate (ordinary income tax rates and a 10% withholding tax for distributions made after December 31, 2017) to be withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



Notwithstanding the above, the destruction caused by the passage of Hurricane Mar-a through Puerto Rico prompted the Puerto Rico Treasury to provide some disaster relief measures to assist individuals to deal with the damages caused by the hurricane. Among them, the Puerto Rico Treasury issued Administrative Determinations 17-29 and 18-02 to allow Retirement Plans to make Eligible Distributions for 2017 and 2018 to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made from September 20, 2017 to June 30, 2018 and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the passage of Hurricane Mar-a. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.



Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.





11. OTHER INFORMATION

BLIC



Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.


BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



THE SEPARATE ACCOUNT



We have established a Separate Account, Brighthouse Variable Annuity Account C (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company
USA) and the Separate Account became a separate account of BLIC. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor's management team and other expenses of distributing the Contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 7% of Purchase Payments, along with annual trail commissions beginning in year two up to 0.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products.

Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2017, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:



o  Through your financial representative



o By telephone at (800) 709-2811, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 547-9666 or


o  By Internet at www.brighthousefinancial.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.



We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.



TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.



Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 709-2811 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits -- Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.

FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

                      This page intentionally left blank.

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2017. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see "FEE TABLES AND
EXAMPLES -- Separate Account Annual Expenses" for more information. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)

01/01/2008 to 12/31/2008         29.484151         17.920810       21,292.6682
01/01/2009 to 12/31/2009         17.920810         25.160165       27,172.9200
01/01/2010 to 12/31/2010         25.160165         27.738673       22,965.1668
01/01/2011 to 12/31/2011         27.738673         24.935541       23,325.9836
01/01/2012 to 12/31/2012         24.935541         30.149823       30,626.8400
01/01/2013 to 12/31/2013         30.149823         38.424764       26,256.7772
01/01/2014 to 12/31/2014         38.424764         38.786426       26,215.8844
01/01/2015 to 12/31/2015         38.786426         40.920832       25,977.6670
01/01/2016 to 12/31/2016         40.920832         40.622844       26,085.5256
01/01/2017 to 12/31/2017         40.622844         52.692944       24,278.2172
--------------------------       ---------         ---------       -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008         32.152411         16.281922        2,529.5529
01/01/2009 to 12/31/2009         16.281922         25.910124        9,043.2800
01/01/2010 to 12/31/2010         25.910124         31.292670        5,711.4306
01/01/2011 to 12/31/2011         31.292670         24.963094        6,507.9779
01/01/2012 to 12/31/2012         24.963094         29.103340        7,500.9106
01/01/2013 to 12/31/2013         29.103340         36.832995        5,250.5672
01/01/2014 to 12/31/2014         36.832995         37.110444        6,008.2116
01/01/2015 to 12/31/2015         37.110444         36.710100        6,049.7503
01/01/2016 to 12/31/2016         36.710100         36.977817        6,004.5717
01/01/2017 to 12/31/2017         36.977817         45.930566        5,448.0008
--------------------------       ---------         ---------       -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008        170.804978         98.796381        1,075.7763
01/01/2009 to 12/31/2009         98.796381        135.887151        6,059.0300
01/01/2010 to 12/31/2010        135.887151        159.110915        8,749.7730
01/01/2011 to 12/31/2011        159.110915        150.267699       13,222.8582
01/01/2012 to 12/31/2012        150.267699        174.764880       22,018.8481
01/01/2013 to 12/31/2013        174.764880        224.324956       20,085.2962
01/01/2014 to 12/31/2014        224.324956        240.148853       18,921.7094
01/01/2015 to 12/31/2015        240.148853        253.177442       16,803.3286
01/01/2016 to 12/31/2016        253.177442        273.481464       15,711.2290
01/01/2017 to 12/31/2017        273.481464        346.164125       14,619.3794
--------------------------      ----------        ----------       -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.224438         10.577077        13,281.8382
01/01/2013 to 12/31/2013        10.577077         11.598375        13,341.1550
01/01/2014 to 12/31/2014        11.598375         12.283690        12,096.0544
01/01/2015 to 12/31/2015        12.283690         12.189171        12,078.4725
01/01/2016 to 12/31/2016        12.189171         12.458163         3,611.1887
01/01/2017 to 12/31/2017        12.458163         13.965456         2,874.7976
--------------------------      ---------         ---------        -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996857          1.040768             0.0000
01/01/2015 to 12/31/2015         1.040768          1.016711             0.0000
01/01/2016 to 12/31/2016         1.016711          1.023088             0.0000
01/01/2017 to 12/31/2017         1.023088          1.165744             0.0000
--------------------------      ---------         ---------        -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.159194         11.570824        10,552.0531
01/01/2013 to 12/31/2013        11.570824         11.028529         3,389.3305
01/01/2014 to 12/31/2014        11.028529         11.315616         3,453.7926
01/01/2015 to 12/31/2015        11.315616         10.095134         3,762.7263
01/01/2016 to 12/31/2016        10.095134         10.852268         3,931.4119
01/01/2017 to 12/31/2017        10.852268         11.756687         2,562.2464
--------------------------      ---------         ---------        -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.979267         10.305877        48,995.1477
01/01/2013 to 12/31/2013        10.305877         11.215823        49,634.7316
01/01/2014 to 12/31/2014        11.215823         11.720044        50,124.5085
01/01/2015 to 12/31/2015        11.720044         11.550320        49,625.7741
01/01/2016 to 12/31/2016        11.550320         11.900419        40,806.2585
01/01/2017 to 12/31/2017        11.900419         13.303839        36,576.5385
--------------------------      ---------         ---------        -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        14.515346         18.310367         4,530.5800
01/01/2010 to 12/31/2010        18.310367         20.914174         3,246.0338
01/01/2011 to 12/31/2011        20.914174         21.118055         5,325.0721
01/01/2012 to 12/31/2012        21.118055         24.279981         7,727.0288
01/01/2013 to 12/31/2013        24.279981         26.190152        11,799.3116
01/01/2014 to 12/31/2014        26.190152         26.690421        11,645.8495
01/01/2015 to 12/31/2015        26.690421         25.266812        11,710.8618
01/01/2016 to 12/31/2016        25.266812         28.412478        11,797.1158
01/01/2017 to 12/31/2017        28.412478         30.207700        11,712.3404
--------------------------      ---------         ---------        -----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        13.252498          7.738190         4,329.3463
01/01/2009 to 12/31/2009         7.738190         10.126785         1,594.7800
01/01/2010 to 12/31/2010        10.126785         11.639696         9,767.3243
01/01/2011 to 12/31/2011        11.639696         10.820643         6,780.4046
01/01/2012 to 12/31/2012        10.820643         12.462001        26,078.6109
01/01/2013 to 12/31/2013        12.462001         15.922801        26,183.8170
01/01/2014 to 12/31/2014        15.922801         16.508675        25,751.2614
01/01/2015 to 12/31/2015        16.508675         15.960226        25,645.5171
01/01/2016 to 12/31/2016        15.960226         17.159950        22,519.3584
01/01/2017 to 12/31/2017        17.159950         20.813386        22,489.9238
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))

04/30/2012 to 12/31/2012        10.006229         10.473971        98,124.6141
01/01/2013 to 12/31/2013        10.473971         11.817598       149,163.1893
01/01/2014 to 12/31/2014        11.817598         12.784040       133,732.5617
01/01/2015 to 12/31/2015        12.784040         12.097069       154,427.6931
01/01/2016 to 12/31/2016        12.097069         12.933204       130,087.3579
01/01/2017 to 12/31/2017        12.933204         15.099539        84,495.6904
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008        13.506976          6.197845         3,346.3309
01/01/2009 to 12/31/2009         6.197845         10.330687        16,629.0500
01/01/2010 to 12/31/2010        10.330687         12.603356        10,636.7148
01/01/2011 to 12/31/2011        12.603356         10.108878        10,165.0186
01/01/2012 to 12/31/2012        10.108878         11.857090        15,308.9478
01/01/2013 to 12/31/2013        11.857090         11.115399        15,976.2637
01/01/2014 to 12/31/2014        11.115399         10.251227        15,638.5437
01/01/2015 to 12/31/2015        10.251227          8.716743        17,008.3494
01/01/2016 to 12/31/2016         8.716743          9.589017        17,639.3297
01/01/2017 to 12/31/2017         9.589017         12.140848        16,465.6727
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))

05/02/2011 to 12/31/2011         9.988152          9.770313        27,451.2876
01/01/2012 to 12/31/2012         9.770313         10.062528       113,251.7983
01/01/2013 to 12/31/2013        10.062528         10.042830       112,683.5818
01/01/2014 to 12/31/2014        10.042830         10.012969       116,086.6523
01/01/2015 to 12/31/2015        10.012969          9.817209       116,484.2470
01/01/2016 to 12/31/2016         9.817209          9.989057       118,369.9492
01/01/2017 to 12/31/2017         9.989057          9.986713       132,992.0094
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT
 (CLASS B))

05/03/2010 to 12/31/2010        11.794250         12.211146             0.0000
01/01/2011 to 12/31/2011        12.211146         12.007884         2,600.5262
01/01/2012 to 12/31/2012        12.007884         13.538578         2,585.2416
01/01/2013 to 12/31/2013        13.538578         13.495606         2,796.6124
01/01/2014 to 12/31/2014        13.495606         13.466503         2,817.3905
01/01/2015 to 12/31/2015        13.466503         12.733258         2,972.0682
01/01/2016 to 12/31/2016        12.733258         12.672388             0.0000
01/01/2017 to 12/31/2017        12.672388         12.520412             0.0000
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY
MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009         7.120924          8.526874           876.8600
01/01/2010 to 12/31/2010         8.526874          9.452792         1,458.4886
01/01/2011 to 12/31/2011         9.452792          9.342637         6,195.6387
01/01/2012 to 12/31/2012         9.342637         10.444557        38,778.6136
01/01/2013 to 12/31/2013        10.444557         13.826130         7,127.5450
01/01/2014 to 12/31/2014        13.826130         15.470551         6,653.4906
01/01/2015 to 12/31/2015        15.470551         15.936277         7,169.3719
01/01/2016 to 12/31/2016        15.936277         17.010416         7,126.6008
01/01/2017 to 12/31/2017        17.010416         20.448739         7,631.4312
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        17.179718          9.397492             0.0000
01/01/2009 to 12/31/2009         9.397492         12.491908           698.5300
01/01/2010 to 12/31/2010        12.491908         14.309532           460.6919
01/01/2011 to 12/31/2011        14.309532         13.329346         2,090.2664
01/01/2012 to 12/31/2012        13.329346         16.567309         4,799.8586
01/01/2013 to 12/31/2013        16.567309         16.924694         5,230.4451
01/01/2014 to 12/31/2014        16.924694         18.913103         4,979.7029
01/01/2015 to 12/31/2015        18.913103         18.397973         5,105.8074
01/01/2016 to 12/31/2016        18.397973         18.309894         5,524.1984
01/01/2017 to 12/31/2017        18.309894         20.006170         5,456.5595
--------------------------      ---------         ---------         ----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         7.118567          6.454427         3,583.1560
01/01/2012 to 12/31/2012         6.454427          7.545908         8,150.6399
01/01/2013 to 12/31/2013         7.545908         10.839683         8,276.5475
01/01/2014 to 12/31/2014        10.839683         12.714803         8,182.1491
01/01/2015 to 12/31/2015        12.714803         12.037963         7,298.8253
01/01/2016 to 12/31/2016        12.037963         12.194897         7,432.0344
01/01/2017 to 12/31/2017        12.194897         14.246665         7,319.3807
--------------------------      ---------         ---------         ----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        10.372626          4.644172             0.0000
01/01/2009 to 12/31/2009         4.644172          6.321646             0.0000
01/01/2010 to 12/31/2010         6.321646          6.694375             0.0000
01/01/2011 to 04/29/2011         6.694375          7.119357             0.0000
--------------------------      ---------         ---------         ----------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010721          1.048350             0.0000
01/01/2013 to 12/31/2013         1.048350          1.053540       153,975.3507
01/01/2014 to 12/31/2014         1.053540          1.097420             0.0000
01/01/2015 to 12/31/2015         1.097420          1.037178             0.0000
01/01/2016 to 12/31/2016         1.037178          1.143163             0.0000
01/01/2017 to 12/31/2017         1.143163          1.240667             0.0000
--------------------------      ---------         ---------       ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        11.542253          7.297697       104,166.8876
01/01/2009 to 12/31/2009         7.297697          9.114185       151,247.8000
01/01/2010 to 12/31/2010         9.114185         10.329724       167,704.4953
01/01/2011 to 12/31/2011        10.329724         10.042356       167,357.7837
01/01/2012 to 12/31/2012        10.042356         11.741929       178,529.7040
01/01/2013 to 12/31/2013        11.741929         15.684588       175,506.8109
01/01/2014 to 12/31/2014        15.684588         16.915279       168,820.7112
01/01/2015 to 12/31/2015        16.915279         15.691996       134,392.6920
01/01/2016 to 12/31/2016        15.691996         18.159580       122,436.3977
01/01/2017 to 12/31/2017        18.159580         21.145448       103,524.9623
--------------------------      ---------         ---------       ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012776          1.050397       160,620.1945
01/01/2013 to 12/31/2013         1.050397          1.150170       157,541.1071
01/01/2014 to 12/31/2014         1.150170          1.213904       154,950.9263
01/01/2015 to 12/31/2015         1.213904          1.208337       149,450.5817
01/01/2016 to 12/31/2016         1.208337          1.226741       146,111.2317
01/01/2017 to 12/31/2017         1.226741          1.411944       127,729.0463
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        13.296949          9.861594             0.0000
01/01/2009 to 12/31/2009         9.861594         12.528820         4,048.3800
01/01/2010 to 12/31/2010        12.528820         14.740249         6,081.3055
01/01/2011 to 12/31/2011        14.740249         13.036124         9,789.2464
01/01/2012 to 12/31/2012        13.036124         14.835664        11,582.3449
01/01/2013 to 12/31/2013        14.835664         19.452529        11,826.2455
01/01/2014 to 12/31/2014        19.452529         20.030611        11,749.7659
01/01/2015 to 12/31/2015        20.030611         18.293046         8,041.8269
01/01/2016 to 12/31/2016        18.293046         23.553679         7,551.5952
01/01/2017 to 12/31/2017        23.553679         24.008441         7,795.6429
--------------------------      ---------         ---------        -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.799971         11.296615             0.0000
01/01/2014 to 12/31/2014        11.296615         12.177281             0.0000
01/01/2015 to 12/31/2015        12.177281         11.868407             0.0000
01/01/2016 to 12/31/2016        11.868407         12.219946             0.0000
01/01/2017 to 12/31/2017        12.219946         13.930520             0.0000
--------------------------      ---------         ---------        -----------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        17.974294         10.220104        32,664.6873
01/01/2009 to 12/31/2009        10.220104         13.265886        42,402.1000
01/01/2010 to 12/31/2010        13.265886         14.580731        59,499.7814
01/01/2011 to 12/31/2011        14.580731         12.844299        82,428.4023
01/01/2012 to 12/31/2012        12.844299         14.788292       143,227.6480
01/01/2013 to 12/31/2013        14.788292         17.399665       135,030.7511
01/01/2014 to 12/31/2014        17.399665         15.973363       134,606.0331
01/01/2015 to 12/31/2015        15.973363         15.479631       123,022.0487
01/01/2016 to 12/31/2016        15.479631         15.138377       121,662.4897
01/01/2017 to 12/31/2017        15.138377         19.141136       103,561.5339
--------------------------      ---------         ---------       ------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN MID CAP
GROWTH SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        13.135094          6.900038        55,931.1159
01/01/2009 to 12/31/2009         6.900038         10.706333        68,652.9100
01/01/2010 to 12/31/2010        10.706333         13.952112        70,973.8404
01/01/2011 to 12/31/2011        13.952112         12.812565        78,913.2283
01/01/2012 to 12/31/2012        12.812565         13.813101       114,931.4118
01/01/2013 to 12/31/2013        13.813101         18.946052       108,628.1480
01/01/2014 to 12/31/2014        18.946052         18.881566       105,715.8726
01/01/2015 to 12/31/2015        18.881566         17.692722        75,347.6731
01/01/2016 to 12/31/2016        17.692722         15.978689        75,349.1670
01/01/2017 to 12/31/2017        15.978689         22.057234        70,046.5503
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        20.336533         11.925811        22,126.5459
01/01/2009 to 12/31/2009        11.925811         16.448896        22,273.6100
01/01/2010 to 12/31/2010        16.448896         18.813136        23,065.8361
01/01/2011 to 12/31/2011        18.813136         17.001221        23,422.7192
01/01/2012 to 12/31/2012        17.001221         20.323672        21,452.7556
01/01/2013 to 12/31/2013        20.323672         25.487741        48,667.9690
01/01/2014 to 12/31/2014        25.487741         25.684670        45,777.6188
01/01/2015 to 12/31/2015        25.684670         26.337542        45,431.3296
01/01/2016 to 12/31/2016        26.337542         26.044399        45,138.8249
01/01/2017 to 12/31/2017        26.044399         35.135547        36,932.5429
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))

01/01/2008 to 12/31/2008        18.968127         10.792850        20,038.7030
01/01/2009 to 12/31/2009        10.792850         13.960034        15,513.0600
01/01/2010 to 12/31/2010        13.960034         14.791332        14,519.4623
01/01/2011 to 04/29/2011        14.791332         16.505355             0.0000
--------------------------      ---------         ---------        -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008         9.998521          6.571546         5,604.9273
01/01/2009 to 12/31/2009         6.571546          8.598375        23,592.6100
01/01/2010 to 12/31/2010         8.598375          9.132818        29,395.5122
01/01/2011 to 12/31/2011         9.132818          8.389147        54,921.2159
01/01/2012 to 12/31/2012         8.389147         10.114598        59,535.4392
01/01/2013 to 04/26/2013        10.114598         10.754585             0.0000
--------------------------      ---------         ---------        -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999815          1.035946             0.0000
01/01/2015 to 12/31/2015         1.035946          0.966076             0.0000
01/01/2016 to 12/31/2016         0.966076          1.059141             0.0000
01/01/2017 to 12/31/2017         1.059141          1.176620             0.0000
--------------------------      ---------         ---------        -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        11.756012         13.007430         2,656.6800
01/01/2010 to 12/31/2010        13.007430         13.829023        13,281.9282
01/01/2011 to 12/31/2011        13.829023         15.164142        12,580.8794
01/01/2012 to 12/31/2012        15.164142         16.325836        40,282.9032
01/01/2013 to 12/31/2013        16.325836         14.612977        34,258.7106
01/01/2014 to 12/31/2014        14.612977         14.834134        22,896.3484
01/01/2015 to 12/31/2015        14.834134         14.180068        22,807.2097
01/01/2016 to 12/31/2016        14.180068         14.687170        19,958.4976
01/01/2017 to 12/31/2017        14.687170         14.993256        21,251.3049
--------------------------      ---------         ---------        -----------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        13.373813         13.248072        64,102.6796
01/01/2009 to 12/31/2009        13.248072         15.426883       103,463.8700
01/01/2010 to 12/31/2010        15.426883         16.463606       138,933.9334
01/01/2011 to 12/31/2011        16.463606         16.758272       175,641.0545
01/01/2012 to 12/31/2012        16.758272         18.065121       286,628.6147
01/01/2013 to 12/31/2013        18.065121         17.481506       272,331.1726
01/01/2014 to 12/31/2014        17.481506         17.970062       271,015.5357
01/01/2015 to 12/31/2015        17.970062         17.729994       253,066.2831
01/01/2016 to 12/31/2016        17.729994         17.948745       245,745.4570
01/01/2017 to 12/31/2017        17.948745         18.505717       238,736.1239
--------------------------      ---------         ---------       ------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.777997         10.948317             0.0000
01/01/2013 to 12/31/2013        10.948317         10.313337             0.0000
01/01/2014 to 12/31/2014        10.313337         10.943929        15,012.7261
01/01/2015 to 12/31/2015        10.943929         10.843616        15,012.7261
01/01/2016 to 12/31/2016        10.843616         10.839137        15,012.7261
01/01/2017 to 12/31/2017        10.839137         10.972217         1,122.9265
--------------------------      ---------         ---------       ------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY
PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.216235         10.756970             0.0000
01/01/2014 to 12/31/2014        10.756970         11.529775             0.0000
01/01/2015 to 12/31/2015        11.529775         11.232828             0.0000
01/01/2016 to 12/31/2016        11.232828         11.588201             0.0000
01/01/2017 to 12/31/2017        11.588201         13.316462             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010754          1.068516             0.0000
01/01/2013 to 12/31/2013         1.068516          1.160776             0.0000
01/01/2014 to 12/31/2014         1.160776          1.233840             0.0000
01/01/2015 to 12/31/2015         1.233840          1.206595             0.0000
01/01/2016 to 12/31/2016         1.206595          1.257711             0.0000
01/01/2017 to 12/31/2017         1.257711          1.418287             0.0000
--------------------------       --------          --------             ------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         8.821413         10.578008         6,377.6700
01/01/2010 to 12/31/2010        10.578008         11.713492         7,105.4233
01/01/2011 to 12/31/2011        11.713492         11.679368        15,493.5322
01/01/2012 to 12/31/2012        11.679368         13.002009        69,440.6557
01/01/2013 to 12/31/2013        13.002009         14.486473        70,151.7551
01/01/2014 to 12/31/2014        14.486473         15.122865        59,725.5105
01/01/2015 to 12/31/2015        15.122865         14.627171        56,039.5907
01/01/2016 to 12/31/2016        14.627171         15.265732        55,846.8939
01/01/2017 to 12/31/2017        15.265732         17.450304        52,819.1882
--------------------------      ---------         ---------        -----------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         8.120450         10.025004         1,605.3000
01/01/2010 to 12/31/2010        10.025004         11.290542         1,073.4256
01/01/2011 to 12/31/2011        11.290542         10.902286         4,793.8221
01/01/2012 to 12/31/2012        10.902286         12.372150         5,057.9109
01/01/2013 to 12/31/2013        12.372150         14.412225         4,529.0657
01/01/2014 to 12/31/2014        14.412225         14.983803         4,468.0686
01/01/2015 to 12/31/2015        14.983803         14.441245         4,384.3269
01/01/2016 to 12/31/2016        14.441245         15.227757           936.5746
01/01/2017 to 12/31/2017        15.227757         17.974305           932.8072
--------------------------      ---------         ---------        -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        56.750170         35.646417        50,115.2650
01/01/2009 to 12/31/2009        35.646417         41.637010        51,066.6800
01/01/2010 to 12/31/2010        41.637010         48.070128        46,736.8731
01/01/2011 to 12/31/2011        48.070128         45.524924        44,599.9019
01/01/2012 to 12/31/2012        45.524924         52.985763        40,006.3971
01/01/2013 to 12/31/2013        52.985763         69.931767        39,756.6436
01/01/2014 to 12/31/2014        69.931767         78.156838        36,155.1437
01/01/2015 to 12/31/2015        78.156838         74.343751        31,980.5433
01/01/2016 to 12/31/2016        74.343751         85.041161        30,304.7732
01/01/2017 to 12/31/2017        85.041161         98.124340        23,831.9443
--------------------------      ---------         ---------        -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH
AND INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))

01/01/2008 to 12/31/2008        53.799492         32.536543             0.0000
01/01/2009 to 12/31/2009        32.536543         41.669985             0.0000
01/01/2010 to 04/30/2010        41.669985         44.526821             0.0000
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP
VALUE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008     27.628858         16.688111           77,820.0089
01/01/2009 to 12/31/2009     16.688111         20.833061           64,600.9700
01/01/2010 to 12/31/2010     20.833061         25.800792           56,548.7310
01/01/2011 to 12/31/2011     25.800792         24.514149           52,494.9829
01/01/2012 to 12/31/2012     24.514149         27.738133           52,296.4017
01/01/2013 to 12/31/2013     27.738133         35.659648           49,529.9625
01/01/2014 to 12/31/2014     35.659648         38.574121           49,799.6360
01/01/2015 to 12/31/2015     38.574121         34.638860           48,439.3665
01/01/2016 to 12/31/2016     34.638860         39.472857           46,892.2361
01/01/2017 to 12/31/2017     39.472857         42.635019           35,719.0335
--------------------------   ---------         ---------           -----------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008     19.639138         10.803218                0.0000
01/01/2009 to 12/31/2009     10.803218         12.991027                0.0000
01/01/2010 to 12/31/2010     12.991027         13.696258                0.0000
01/01/2011 to 12/31/2011     13.696258         10.792437                0.0000
01/01/2012 to 12/31/2012     10.792437         12.709057                0.0000
01/01/2013 to 12/31/2013     12.709057         14.436730                0.0000
01/01/2014 to 12/31/2014     14.436730         13.766953                0.0000
01/01/2015 to 12/31/2015     13.766953         13.287603                0.0000
01/01/2016 to 12/31/2016     13.287603         13.771545                0.0000
01/01/2017 to 12/31/2017     13.771545         18.328014                0.0000
--------------------------   ---------         ---------           -----------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008     49.106064         46.670289            3,269.4370
01/01/2009 to 12/31/2009     46.670289         50.272974            7,461.2500
01/01/2010 to 12/31/2010     50.272974         53.601088           17,244.1774
01/01/2011 to 12/31/2011     53.601088         56.218123           19,913.9111
01/01/2012 to 12/31/2012     56.218123         59.498823           23,285.3975
01/01/2013 to 12/31/2013     59.498823         58.109465           24,690.5412
01/01/2014 to 12/31/2014     58.109465         61.234356           23,897.2628
01/01/2015 to 12/31/2015     61.234356         60.619104           22,833.2013
01/01/2016 to 12/31/2016     60.619104         61.519961           19,566.9355
01/01/2017 to 12/31/2017     61.519961         63.033241           19,920.3422
--------------------------   ---------         ---------           -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009     22.232400         28.045236            1,320.2600
01/01/2010 to 12/31/2010     28.045236         33.153421            3,219.6120
01/01/2011 to 12/31/2011     33.153421         29.783498            3,219.4753
01/01/2012 to 12/31/2012     29.783498         33.605071            3,562.0372
01/01/2013 to 12/31/2013     33.605071         44.499811            3,101.7707
01/01/2014 to 12/31/2014     44.499811         47.809519            2,969.2764
01/01/2015 to 12/31/2015     47.809519         50.130141            2,969.0548
01/01/2016 to 12/31/2016     50.130141         49.500096            1,512.1293
01/01/2017 to 12/31/2017     49.500096         65.409072            1,511.9316
--------------------------   ---------         ---------           -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        10.763918         10.895205        38,080.5389
01/01/2009 to 12/31/2009        10.895205         10.776324        13,378.3100
01/01/2010 to 12/31/2010        10.776324         10.631817        86,204.9433
01/01/2011 to 12/31/2011        10.631817         10.489636        44,838.3451
01/01/2012 to 12/31/2012        10.489636         10.348208        46,422.5729
01/01/2013 to 12/31/2013        10.348208         10.209442        46,497.5339
01/01/2014 to 12/31/2014        10.209442         10.072537        35,703.4447
01/01/2015 to 12/31/2015        10.072537          9.937467        34,805.5979
01/01/2016 to 12/31/2016         9.937467          9.815204        29,879.6716
01/01/2017 to 12/31/2017         9.815204          9.745401        27,166.0585
--------------------------      ---------         ---------        -----------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.075275         14.358970             0.0000
01/01/2015 to 12/31/2015        14.358970         14.083476             0.0000
01/01/2016 to 12/31/2016        14.083476         14.524065             0.0000
01/01/2017 to 12/31/2017        14.524065         15.323222         7,979.7561
--------------------------      ---------         ---------        -----------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS
B))

01/01/2008 to 12/31/2008        11.673513          9.138270        11,772.3717
01/01/2009 to 12/31/2009         9.138270         11.081056        20,029.4600
01/01/2010 to 12/31/2010        11.081056         12.124412        43,427.7375
01/01/2011 to 12/31/2011        12.124412         12.174531       123,469.5305
01/01/2012 to 12/31/2012        12.174531         13.320973       129,005.4667
01/01/2013 to 12/31/2013        13.320973         14.335611        94,718.4005
01/01/2014 to 04/25/2014        14.335611         14.455829             0.0000
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.172923          8.836313        40,373.5789
01/01/2009 to 12/31/2009         8.836313         10.991992       138,055.0700
01/01/2010 to 12/31/2010        10.991992         12.189330       205,019.2148
01/01/2011 to 12/31/2011        12.189330         12.012163       243,996.9382
01/01/2012 to 12/31/2012        12.012163         13.319028       353,115.4360
01/01/2013 to 12/31/2013        13.319028         15.009753       360,725.4851
01/01/2014 to 04/25/2014        15.009753         15.078594             0.0000
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.454225         14.863718       430,721.9936
01/01/2015 to 12/31/2015        14.863718         14.507010       398,242.9440
01/01/2016 to 12/31/2016        14.507010         15.183795       355,339.6412
01/01/2017 to 12/31/2017        15.183795         16.575033       394,374.9976
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.560382          8.434069       108,109.9948
01/01/2009 to 12/31/2009         8.434069         10.678805       277,266.1800
01/01/2010 to 12/31/2010        10.678805         11.966977       511,893.9421
01/01/2011 to 12/31/2011        11.966977         11.605793       642,495.2924
01/01/2012 to 12/31/2012        11.605793         13.044413       916,692.6946
01/01/2013 to 12/31/2013        13.044413         15.368619       882,541.1275
01/01/2014 to 04/25/2014        15.368619         15.392644             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        15.390936         15.946895       871,003.0925
01/01/2015 to 12/31/2015        15.946895         15.533593       866,645.6287
01/01/2016 to 12/31/2016        15.533593         16.414202       847,482.7970
01/01/2017 to 12/31/2017        16.414202         18.580401       792,887.8293
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        13.220669          8.103850       101,166.2288
01/01/2009 to 12/31/2009         8.103850         10.401601       147,115.0400
01/01/2010 to 12/31/2010        10.401601         11.851757       284,526.4258
01/01/2011 to 12/31/2011        11.851757         11.240231       314,009.5471
01/01/2012 to 12/31/2012        11.240231         12.831918       419,323.3156
01/01/2013 to 12/31/2013        12.831918         15.940618       458,176.7673
01/01/2014 to 04/25/2014        15.940618         15.878713             0.0000
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT
 (CLASS B))

04/28/2008 to 12/31/2008         9.998521          7.036064             0.0000
01/01/2009 to 12/31/2009         7.036064          8.923678        26,402.2600
01/01/2010 to 12/31/2010         8.923678          9.688494        61,327.2768
01/01/2011 to 12/31/2011         9.688494          9.390567        59,710.7302
01/01/2012 to 12/31/2012         9.390567         10.757735        91,542.6272
01/01/2013 to 04/26/2013        10.757735         11.583117             0.0000
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        15.865721         16.533677       458,231.2042
01/01/2015 to 12/31/2015        16.533677         16.035294       358,527.7537
01/01/2016 to 12/31/2016        16.035294         17.108158       338,868.7435
01/01/2017 to 12/31/2017        17.108158         20.113718       302,393.0428
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009        10.715888         14.272851           164.9300
01/01/2010 to 12/31/2010        14.272851         17.262501           166.7324
01/01/2011 to 12/31/2011        17.262501         14.263425           170.1572
01/01/2012 to 12/31/2012        14.263425         16.590546           715.8214
01/01/2013 to 12/31/2013        16.590546         20.886040           708.2263
01/01/2014 to 12/31/2014        20.886040         19.226484           605.1002
01/01/2015 to 12/31/2015        19.226484         20.060336           589.3600
01/01/2016 to 12/31/2016        20.060336         20.944465           587.6709
01/01/2017 to 12/31/2017        20.944465         26.956091           634.4324
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A))

05/02/2016 to 12/31/2016        55.081361         56.184050        42,095.5584
01/01/2017 to 12/31/2017        56.184050         66.003118        38,411.9827
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS A))

01/01/2008 to 12/31/2008        20.531922         13.604440         1,106.7780
01/01/2009 to 12/31/2009        13.604440         16.627877        54,990.5000
01/01/2010 to 12/31/2010        16.627877         19.066242        54,977.9878
01/01/2011 to 12/31/2011        19.066242         17.955680        70,301.8050
01/01/2012 to 12/31/2012        17.955680         19.589666       101,627.1142
01/01/2013 to 12/31/2013        19.589666         25.719717        93,687.9676
01/01/2014 to 12/31/2014        25.719717         28.206030        90,740.4943
01/01/2015 to 12/31/2015        28.206030         27.845395        86,320.4563
01/01/2016 to 04/29/2016        27.845395         28.033036             0.0000
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B) AND BEFORE THAT METROPOLITAN SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.647781          7.436020       116,116.9597
01/01/2009 to 05/01/2009         7.436020          7.353738             0.0000
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))

01/01/2008 to 12/31/2008        39.406402         23.536584        27,387.4448
01/01/2009 to 12/31/2009        23.536584         30.611686        30,008.6900
01/01/2010 to 12/31/2010        30.611686         33.770235        31,394.0155
01/01/2011 to 12/31/2011        33.770235         31.925899        30,124.6959
01/01/2012 to 12/31/2012        31.925899         35.496042        31,191.7733
01/01/2013 to 12/31/2013        35.496042         46.761843        29,111.7711
01/01/2014 to 12/31/2014        46.761843         50.954290        28,826.9886
01/01/2015 to 12/31/2015        50.954290         51.410450        25,515.0007
01/01/2016 to 12/31/2016        51.410450         54.348769        25,631.4828
01/01/2017 to 12/31/2017        54.348769         63.767170        20,401.3161
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         5.448501          3.410752        12,131.1105
01/01/2009 to 12/31/2009         3.410752          4.696321        11,187.7300
01/01/2010 to 12/31/2010         4.696321          5.157584        10,576.5569
01/01/2011 to 12/31/2011         5.157584          5.099848         9,819.3700
01/01/2012 to 12/31/2012         5.099848          5.813815        44,303.6648
01/01/2013 to 12/31/2013         5.813815          7.842779        43,188.7203
01/01/2014 to 12/31/2014         7.842779          8.414137        41,405.9787
01/01/2015 to 12/31/2015         8.414137          9.176231        36,758.1475
01/01/2016 to 12/31/2016         9.176231          9.041433        31,171.1129
01/01/2017 to 12/31/2017         9.041433         12.220130        28,004.5433
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        10.356153          5.523224        26,363.4789
01/01/2009 to 12/31/2009         5.523224          7.830586        22,378.1600
01/01/2010 to 12/31/2010         7.830586          8.451575        21,985.1238
01/01/2011 to 12/31/2011         8.451575          8.223354        21,401.0719
01/01/2012 to 04/27/2012         8.223354          9.252749             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON
SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        11.213566          6.492769         8,427.7368
01/01/2009 to 12/31/2009         6.492769          8.306665        16,713.4700
01/01/2010 to 12/31/2010         8.306665         10.764355        16,699.7572
01/01/2011 to 12/31/2011        10.764355         10.911861        15,953.9538
01/01/2012 to 12/31/2012        10.911861         11.937521        14,348.7984
01/01/2013 to 12/31/2013        11.937521         17.475431        17,075.8718
01/01/2014 to 12/31/2014        17.475431         17.402239        16,459.8584
01/01/2015 to 12/31/2015        17.402239         17.413917        14,543.5699
01/01/2016 to 12/31/2016        17.413917         18.219348        13,962.2212
01/01/2017 to 12/31/2017        18.219348         22.772118        11,343.7713
--------------------------      ---------         ---------        -----------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE
BOND INDEX SUB-ACCOUNT (CLASS G))

04/29/2013 to 12/31/2013        16.942486         16.242517             0.0000
01/01/2014 to 12/31/2014        16.242517         16.899628             0.0000
01/01/2015 to 12/31/2015        16.899628         16.663622             0.0000
01/01/2016 to 12/31/2016        16.663622         16.783192             0.0000
01/01/2017 to 12/31/2017        16.783192         17.045168             0.0000
--------------------------      ---------         ---------        -----------

MFS(R) TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        46.424648         35.564871        23,106.8279
01/01/2009 to 12/31/2009        35.564871         41.510373        28,318.8100
01/01/2010 to 12/31/2010        41.510373         44.966595        30,981.5245
01/01/2011 to 12/31/2011        44.966595         45.322677        29,486.4679
01/01/2012 to 12/31/2012        45.322677         49.768068        38,094.3157
01/01/2013 to 12/31/2013        49.768068         58.282358        36,422.3007
01/01/2014 to 12/31/2014        58.282358         62.310029        29,859.5925
01/01/2015 to 12/31/2015        62.310029         61.228852        29,082.6600
01/01/2016 to 12/31/2016        61.228852         65.798002        27,492.4392
01/01/2017 to 12/31/2017        65.798002         72.817340        26,639.4897
--------------------------      ---------         ---------        -----------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        16.060809         11.204316         2,703.3556
01/01/2009 to 12/31/2009        11.204316         13.329536        18,676.7200
01/01/2010 to 12/31/2010        13.329536         14.621046        45,031.4892
01/01/2011 to 12/31/2011        14.621046         14.517566        84,221.6990
01/01/2012 to 12/31/2012        14.517566         16.659056       178,731.1139
01/01/2013 to 12/31/2013        16.659056         22.251706       347,815.8298
01/01/2014 to 12/31/2014        22.251706         24.272023       331,331.1071
01/01/2015 to 12/31/2015        24.272023         23.859267       281,209.4827
01/01/2016 to 12/31/2016        23.859267         26.857322       259,594.9889
01/01/2017 to 12/31/2017        26.857322         31.157134       249,662.4138
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.998521          6.602419        26,131.3547
01/01/2009 to 12/31/2009         6.602419          8.134820       155,170.6600
01/01/2010 to 12/31/2010         8.134820          8.910481       231,643.8525
01/01/2011 to 12/31/2011         8.910481          8.743166       257,983.1301
01/01/2012 to 12/31/2012         8.743166          9.825655       360,235.5023
01/01/2013 to 04/26/2013         9.825655         10.764832             0.0000
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        20.201343         25.235390        18,277.8327
01/01/2014 to 12/31/2014        25.235390         24.822195        18,625.1998
01/01/2015 to 12/31/2015        24.822195         24.582399        18,470.9010
01/01/2016 to 12/31/2016        24.582399         28.713897        15,654.2510
01/01/2017 to 12/31/2017        28.713897         32.717703         9,907.5748
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2008 to 12/31/2008        15.731901          9.575912        12,595.9905
01/01/2009 to 12/31/2009         9.575912         12.920563        13,058.1400
01/01/2010 to 12/31/2010        12.920563         15.661334        13,962.7437
01/01/2011 to 12/31/2011        15.661334         14.636511        15,796.2828
01/01/2012 to 12/31/2012        14.636511         15.202456        17,323.9617
01/01/2013 to 04/26/2013        15.202456         16.486267             0.0000
--------------------------      ---------         ---------        -----------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

05/03/2010 to 12/31/2010        15.922534         18.834321            24.7713
01/01/2011 to 12/31/2011        18.834321         15.483727            70.5781
01/01/2012 to 12/31/2012        15.483727         15.668848           108.7130
01/01/2013 to 12/31/2013        15.668848         17.121311            89.6837
01/01/2014 to 12/31/2014        17.121311         13.712057            97.7475
01/01/2015 to 12/31/2015        13.712057          9.096537           102.5078
01/01/2016 to 12/31/2016         9.096537         12.900076            74.9352
01/01/2017 to 12/31/2017        12.900076         12.633260            74.2197
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016        31.912083         33.143210        10,503.3903
01/01/2017 to 12/31/2017        33.143210         35.390205        10,516.4564
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))

01/01/2008 to 12/31/2008        19.944232         17.562519         4,340.2139
01/01/2009 to 12/31/2009        17.562519         23.060218         4,802.4600
01/01/2010 to 12/31/2010        23.060218         25.521126         4,348.9486
01/01/2011 to 12/31/2011        25.521126         26.093505         2,265.9401
01/01/2012 to 12/31/2012        26.093505         28.734319         4,841.9900
01/01/2013 to 12/31/2013        28.734319         28.786923         4,384.4999
01/01/2014 to 12/31/2014        28.786923         29.702713         7,476.1859
01/01/2015 to 12/31/2015        29.702713         28.924737         7,914.8572
01/01/2016 to 04/29/2016        28.924737         29.673409             0.0000
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        30.315869         31.454600        70,902.3970
01/01/2017 to 12/31/2017        31.454600         33.495717        64,446.2168
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        19.349515         15.538091        68,231.2883
01/01/2009 to 12/31/2009        15.538091         20.966961        72,873.2600
01/01/2010 to 12/31/2010        20.966961         23.367957        75,423.1138
01/01/2011 to 12/31/2011        23.367957         24.083329        77,831.0359
01/01/2012 to 12/31/2012        24.083329         26.834844        95,929.8440
01/01/2013 to 12/31/2013        26.834844         28.587459        92,486.1149
01/01/2014 to 12/31/2014        28.587459         29.566098        89,872.4464
01/01/2015 to 12/31/2015        29.566098         28.535371        73,921.8692
01/01/2016 to 04/29/2016        28.535371         29.407491             0.0000
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
PUTNAM VARIABLE TRUST

PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)

01/01/2008 to 12/31/2008     16.487731         11.200418         42,008.7094
01/01/2009 to 12/31/2009     11.200418         14.083534         34,467.8000
01/01/2010 to 12/31/2010     14.083534         15.646421         34,072.3941
01/01/2011 to 12/31/2011     15.646421         15.733660         30,205.8113
01/01/2012 to 12/31/2012     15.733660         18.518014         28,475.9167
01/01/2013 to 12/31/2013     18.518014         24.192047         27,982.0247
01/01/2014 to 12/31/2014     24.192047         26.889416         27,449.3099
01/01/2015 to 12/31/2015     26.889416         25.721629         25,089.4538
01/01/2016 to 12/31/2016     25.721629         28.839111         23,105.8166
01/01/2017 to 12/31/2017     28.839111         33.795028         15,173.3879

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)

01/01/2008 to 12/31/2008         31.434234         19.221644        715,009.6271
01/01/2009 to 12/31/2009         19.221644         27.148833      1,545,213.6600
01/01/2010 to 12/31/2010         27.148833         30.111073      1,951,544.3757
01/01/2011 to 12/31/2011         30.111073         27.230875      2,360,706.9305
01/01/2012 to 12/31/2012         27.230875         33.124204      2,151,512.5307
01/01/2013 to 12/31/2013         33.124204         42.469373      1,918,328.5888
01/01/2014 to 12/31/2014         42.469373         43.127118      1,781,348.0115
01/01/2015 to 12/31/2015         43.127118         45.774225      1,556,443.5237
01/01/2016 to 12/31/2016         45.774225         45.714303      1,504,913.0915
01/01/2017 to 12/31/2017         45.714303         59.652685      1,262,511.3769
--------------------------       ---------         ---------      --------------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008         34.141019         17.359619        128,398.7862
01/01/2009 to 12/31/2009         17.359619         27.791217        285,238.4200
01/01/2010 to 12/31/2010         27.791217         33.766257        374,600.0918
01/01/2011 to 12/31/2011         33.766257         27.098326        530,978.9278
01/01/2012 to 12/31/2012         27.098326         31.783772        505,333.7925
01/01/2013 to 12/31/2013         31.783772         40.467197        449,155.5659
01/01/2014 to 12/31/2014         40.467197         41.017471        426,988.6985
01/01/2015 to 12/31/2015         41.017471         40.819315        395,320.7809
01/01/2016 to 12/31/2016         40.819315         41.364424        375,031.5419
01/01/2017 to 12/31/2017         41.364424         51.687285        333,578.6603
--------------------------       ---------         ---------      --------------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008        197.535160        114.724500         88,812.6981
01/01/2009 to 12/31/2009        114.724500        158.744573        316,129.9600
01/01/2010 to 12/31/2010        158.744573        186.992155        385,342.8880
01/01/2011 to 12/31/2011        186.992155        177.660064        441,671.0729
01/01/2012 to 12/31/2012        177.660064        207.872243        412,917.7934
01/01/2013 to 12/31/2013        207.872243        268.425602        360,312.3104
01/01/2014 to 12/31/2014        268.425602        289.089712        317,620.6670
01/01/2015 to 12/31/2015        289.089712        306.607629        272,380.6268
01/01/2016 to 12/31/2016        306.607629        333.189013        247,403.3280
01/01/2017 to 12/31/2017        333.189013        424.268673        209,019.9608
--------------------------      ----------        ----------      --------------

BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         10.286482         10.684185      1,361,428.9118
01/01/2013 to 12/31/2013         10.684185         11.786312      1,535,342.3901
01/01/2014 to 12/31/2014         11.786312         12.557843      1,809,066.5992
01/01/2015 to 12/31/2015         12.557843         12.536213      1,699,149.2153
01/01/2016 to 12/31/2016         12.536213         12.889953      1,524,404.4452
01/01/2017 to 12/31/2017         12.889953         14.536160      1,335,304.6623
--------------------------      ----------        ----------      --------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014          0.996939          1.045087         70,451.7056
01/01/2015 to 12/31/2015          1.045087          1.027075         58,341.6143
01/01/2016 to 12/31/2016          1.027075          1.039736         80,348.1831
01/01/2017 to 12/31/2017          1.039736          1.191819         76,480.6361
--------------------------      ----------        ----------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.228705         11.689864         426,676.6445
01/01/2013 to 12/31/2013        11.689864         11.209058         263,277.7880
01/01/2014 to 12/31/2014        11.209058         11.570064         255,334.2578
01/01/2015 to 12/31/2015        11.570064         10.384312         232,900.6689
01/01/2016 to 12/31/2016        10.384312         11.230292         196,388.8408
01/01/2017 to 12/31/2017        11.230292         12.239204         175,026.6050
--------------------------      ---------         ---------         ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.039829         10.410249       2,697,436.0156
01/01/2013 to 12/31/2013        10.410249         11.397572       2,767,733.1804
01/01/2014 to 12/31/2014        11.397572         11.981635       2,760,188.9928
01/01/2015 to 12/31/2015        11.981635         11.879206       2,594,343.1605
01/01/2016 to 12/31/2016        11.879206         12.312916       2,459,783.1702
01/01/2017 to 12/31/2017        12.312916         13.847552       2,230,461.8946
--------------------------      ---------         ---------       --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        15.663107         19.836529           6,882.6900
01/01/2010 to 12/31/2010        19.836529         22.793612          34,688.5541
01/01/2011 to 12/31/2011        22.793612         23.153953          60,171.5013
01/01/2012 to 12/31/2012        23.153953         26.781694          78,747.8867
01/01/2013 to 12/31/2013        26.781694         29.062483          74,637.0218
01/01/2014 to 12/31/2014        29.062483         29.795839          69,830.3494
01/01/2015 to 12/31/2015        29.795839         28.376400          68,265.7552
01/01/2016 to 12/31/2016        28.376400         32.101144          65,036.7114
01/01/2017 to 12/31/2017        32.101144         34.334193          71,390.9425
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        13.506007          7.933951          92,607.1210
01/01/2009 to 12/31/2009         7.933951         10.445469         183,064.4800
01/01/2010 to 12/31/2010        10.445469         12.078159         351,818.2253
01/01/2011 to 12/31/2011        12.078159         11.295716         718,956.0067
01/01/2012 to 12/31/2012        11.295716         13.087813         716,250.8809
01/01/2013 to 12/31/2013        13.087813         16.822969         609,836.9806
01/01/2014 to 12/31/2014        16.822969         17.546948         602,963.4181
01/01/2015 to 12/31/2015        17.546948         17.066133         534,320.5741
01/01/2016 to 12/31/2016        17.066133         18.459393         488,618.1229
01/01/2017 to 12/31/2017        18.459393         22.523742         445,090.5401
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))

04/30/2012 to 12/31/2012        10.066949         10.580032       5,614,676.2724
01/01/2013 to 12/31/2013        10.580032         12.009081       6,399,266.3324
01/01/2014 to 12/31/2014        12.009081         13.069351       6,371,848.6280
01/01/2015 to 12/31/2015        13.069351         12.441496       6,114,853.9773
01/01/2016 to 12/31/2016        12.441496         13.381458       5,756,248.0658
01/01/2017 to 12/31/2017        13.381458         15.716567       5,387,260.4513
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS
B))

04/28/2008 to 12/31/2008        13.670277          6.298446          56,672.7595
01/01/2009 to 12/31/2009         6.298446         10.561510         206,534.4900
01/01/2010 to 12/31/2010        10.561510         12.962358         496,057.8335
01/01/2011 to 12/31/2011        12.962358         10.459346         818,891.9583
01/01/2012 to 12/31/2012        10.459346         12.342359         833,033.9145
01/01/2013 to 12/31/2013        12.342359         11.639967         904,764.6164
01/01/2014 to 12/31/2014        11.639967         10.799666         901,793.1507
01/01/2015 to 12/31/2015        10.799666          9.238430         952,262.9834
01/01/2016 to 12/31/2016         9.238430         10.224045         864,045.0630
01/01/2017 to 12/31/2017        10.224045         13.022461         756,354.7915
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))

05/02/2011 to 12/31/2011         9.988973          9.810073         461,828.7809
01/01/2012 to 12/31/2012         9.810073         10.164603         730,258.0044
01/01/2013 to 12/31/2013        10.164603         10.205755       1,115,644.1961
01/01/2014 to 12/31/2014        10.205755         10.236643       1,216,165.4830
01/01/2015 to 12/31/2015        10.236643         10.096914       1,249,883.4116
01/01/2016 to 12/31/2016        10.096914         10.335477       1,205,144.9686
01/01/2017 to 12/31/2017        10.335477         10.395064       1,265,851.3012
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT
 (CLASS B))

05/03/2010 to 12/31/2010        11.865757         12.334120          62,035.1085
01/01/2011 to 12/31/2011        12.334120         12.201626         207,510.1290
01/01/2012 to 12/31/2012        12.201626         13.840229         218,341.4411
01/01/2013 to 12/31/2013        13.840229         13.879328         238,402.8564
01/01/2014 to 12/31/2014        13.879328         13.932760         238,473.9068
01/01/2015 to 12/31/2015        13.932760         13.253456         231,917.5871
01/01/2016 to 12/31/2016        13.253456         13.269473         233,395.0249
01/01/2017 to 12/31/2017        13.269473         13.189025         234,337.6872
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY
MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009         7.612670          9.151817          53,439.7000
01/01/2010 to 12/31/2010         9.151817         10.206597         161,137.0625
01/01/2011 to 12/31/2011        10.206597         10.148253         352,970.0614
01/01/2012 to 12/31/2012        10.148253         11.413805         368,473.3024
01/01/2013 to 12/31/2013        11.413805         15.200037         345,172.3161
01/01/2014 to 12/31/2014        15.200037         17.110194         300,933.6489
01/01/2015 to 12/31/2015        17.110194         17.731349         285,027.8896
01/01/2016 to 12/31/2016        17.731349         19.040358         276,994.7349
01/01/2017 to 12/31/2017        19.040358         23.026253         270,717.0696
--------------------------      ---------         ---------       --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        17.596480          9.664852          28,107.9869
01/01/2009 to 12/31/2009         9.664852         12.924645          55,859.2600
01/01/2010 to 12/31/2010        12.924645         14.894193          69,534.4262
01/01/2011 to 12/31/2011        14.894193         13.957319         116,913.6652
01/01/2012 to 12/31/2012        13.957319         17.452720         139,410.0943
01/01/2013 to 12/31/2013        17.452720         17.936526         137,689.9393
01/01/2014 to 12/31/2014        17.936526         20.164386         119,951.7189
01/01/2015 to 12/31/2015        20.164386         19.733251         116,726.0754
01/01/2016 to 12/31/2016        19.733251         19.756881         116,303.3793
01/01/2017 to 12/31/2017        19.756881         21.716710         102,034.0930
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         7.357803          6.697978          33,390.8316
01/01/2012 to 12/31/2012         6.697978          7.878011         100,170.4875
01/01/2013 to 12/31/2013         7.878011         11.384778         134,852.3795
01/01/2014 to 12/31/2014        11.384778         13.434532         191,460.8426
01/01/2015 to 12/31/2015        13.434532         12.795972         165,834.3607
01/01/2016 to 12/31/2016        12.795972         13.040805         158,597.1702
01/01/2017 to 12/31/2017        13.040805         15.326261         146,650.3978
--------------------------      ---------         ---------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        10.508421          4.733504               0.0000
01/01/2009 to 12/31/2009         4.733504          6.482034               0.0000
01/01/2010 to 12/31/2010         6.482034          6.905494               0.0000
01/01/2011 to 04/29/2011         6.905494          7.358257               0.0000
--------------------------      ---------         ---------         ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010821          1.052683       5,269,139.1647
01/01/2013 to 12/31/2013         1.052683          1.064260       4,256,494.3592
01/01/2014 to 12/31/2014         1.064260          1.115258       3,634,131.4959
01/01/2015 to 12/31/2015         1.115258          1.060383       3,481,069.2234
01/01/2016 to 12/31/2016         1.060383          1.175770       3,138,028.8203
01/01/2017 to 12/31/2017         1.175770          1.283711       2,711,163.1543
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        11.728894          7.460587       2,438,771.5344
01/01/2009 to 12/31/2009         7.460587          9.372444       3,379,151.0800
01/01/2010 to 12/31/2010         9.372444         10.684154       3,815,696.2173
01/01/2011 to 12/31/2011        10.684154         10.447236       4,084,481.9537
01/01/2012 to 12/31/2012        10.447236         12.280105       3,694,586.4378
01/01/2013 to 12/31/2013        12.280105         16.501581       3,341,408.8812
01/01/2014 to 12/31/2014        16.501581         17.903486       3,013,708.7222
01/01/2015 to 12/31/2015        17.903486         16.708740       2,823,186.0424
01/01/2016 to 12/31/2016        16.708740         19.452557       2,550,821.1552
01/01/2017 to 12/31/2017        19.452557         22.786865       2,258,703.5631
--------------------------      ---------         ---------       --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012875          1.054739       4,383,891.3263
01/01/2013 to 12/31/2013         1.054739          1.161872       5,054,082.8206
01/01/2014 to 12/31/2014         1.161872          1.233634       5,297,834.0377
01/01/2015 to 12/31/2015         1.233634          1.235367       5,367,945.6380
01/01/2016 to 12/31/2016         1.235367          1.261729       5,347,883.5578
01/01/2017 to 12/31/2017         1.261729          1.460924       5,073,153.8282
--------------------------      ---------         ---------       --------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        13.537730         10.081143          48,227.1037
01/01/2009 to 12/31/2009        10.081143         12.884855         187,789.7100
01/01/2010 to 12/31/2010        12.884855         15.250261         228,604.4983
01/01/2011 to 12/31/2011        15.250261         13.568232         327,917.9684
01/01/2012 to 12/31/2012        13.568232         15.534613         320,020.0047
01/01/2013 to 12/31/2013        15.534613         20.491463         278,402.5325
01/01/2014 to 12/31/2014        20.491463         21.227412         262,741.9769
01/01/2015 to 12/31/2015        21.227412         19.502743         245,196.9590
01/01/2016 to 12/31/2016        19.502743         25.262281         223,816.9690
01/01/2017 to 12/31/2017        25.262281         25.904555         226,619.8947
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.831602         11.375594          34,243.0820
01/01/2014 to 12/31/2014        11.375594         12.336203          43,627.3726
01/01/2015 to 12/31/2015        12.336203         12.095667          92,957.6641
01/01/2016 to 12/31/2016        12.095667         12.528867          92,699.4934
01/01/2017 to 12/31/2017        12.528867         14.368345         121,634.7604
--------------------------      ---------         ---------         ------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        18.732425         10.715626         389,609.2502
01/01/2009 to 12/31/2009        10.715626         13.992803         554,654.9600
01/01/2010 to 12/31/2010        13.992803         15.472122         886,066.9664
01/01/2011 to 12/31/2011        15.472122         13.711486       1,211,428.9095
01/01/2012 to 12/31/2012        13.711486         15.882198       1,236,092.6195
01/01/2013 to 12/31/2013        15.882198         18.799136       1,170,104.5540
01/01/2014 to 12/31/2014        18.799136         17.362032       1,111,448.0348
01/01/2015 to 12/31/2015        17.362032         16.926673       1,051,997.9902
01/01/2016 to 12/31/2016        16.926673         16.653145       1,029,577.7311
01/01/2017 to 12/31/2017        16.653145         21.182678         862,338.6192
--------------------------      ---------         ---------       --------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN MID CAP
GROWTH SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        13.689130          7.234631         680,126.2025
01/01/2009 to 12/31/2009         7.234631         11.293016       1,032,212.3400
01/01/2010 to 12/31/2010        11.293016         14.805095       1,166,390.5253
01/01/2011 to 12/31/2011        14.805095         13.677570       1,357,853.9607
01/01/2012 to 12/31/2012        13.677570         14.834876       1,399,763.6433
01/01/2013 to 12/31/2013        14.834876         20.469844       1,199,007.3321
01/01/2014 to 12/31/2014        20.469844         20.522979       1,050,830.0068
01/01/2015 to 12/31/2015        20.522979         19.346589         980,896.8843
01/01/2016 to 12/31/2016        19.346589         17.577508         966,178.9769
01/01/2017 to 12/31/2017        17.577508         24.409706         841,945.9669
--------------------------      ---------         ---------       --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        21.702370         12.803765         305,098.1533
01/01/2009 to 12/31/2009        12.803765         17.766116         380,742.8100
01/01/2010 to 12/31/2010        17.766116         20.441823         445,261.6229
01/01/2011 to 12/31/2011        20.441823         18.584090         508,312.0491
01/01/2012 to 12/31/2012        18.584090         22.350204         456,291.7554
01/01/2013 to 12/31/2013        22.350204         28.197759         891,823.3163
01/01/2014 to 12/31/2014        28.197759         28.586657         810,343.1860
01/01/2015 to 12/31/2015        28.586657         29.489735         722,893.9199
01/01/2016 to 12/31/2016        29.489735         29.337030         701,758.7541
01/01/2017 to 12/31/2017        29.337030         39.814777         592,672.2477
--------------------------      ---------         ---------       --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))

01/01/2008 to 12/31/2008        19.504434         11.165146         350,501.9391
01/01/2009 to 12/31/2009        11.165146         14.528486         313,554.0700
01/01/2010 to 12/31/2010        14.528486         15.486188         276,404.3857
01/01/2011 to 04/29/2011        15.486188         17.314546               0.0000
--------------------------      ---------         ---------       --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008         9.999178          6.598796         194,297.6274
01/01/2009 to 12/31/2009         6.598796          8.685982         598,369.2000
01/01/2010 to 12/31/2010         8.685982          9.281343         842,644.6228
01/01/2011 to 12/31/2011         9.281343          8.576824       1,358,238.7721
01/01/2012 to 12/31/2012         8.576824         10.403405       1,199,197.7226
01/01/2013 to 04/26/2013        10.403405         11.082787               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999897          1.040246          10,509.9099
01/01/2015 to 12/31/2015         1.040246          0.975928          10,128.7711
01/01/2016 to 12/31/2016         0.975928          1.076377         149,323.5639
01/01/2017 to 12/31/2017         1.076377          1.202941         129,985.0402
--------------------------       --------          --------         ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        12.187902         13.538788         239,633.7400
01/01/2010 to 12/31/2010        13.538788         14.480541         891,588.0087
01/01/2011 to 12/31/2011        14.480541         15.973804       1,652,421.8527
01/01/2012 to 12/31/2012        15.973804         17.301537       1,826,233.6915
01/01/2013 to 12/31/2013        17.301537         15.579553       2,004,716.0016
01/01/2014 to 12/31/2014        15.579553         15.910517       1,928,789.9041
01/01/2015 to 12/31/2015        15.910517         15.300560       1,865,761.6248
01/01/2016 to 12/31/2016        15.300560         15.943094       1,744,344.3759
01/01/2017 to 12/31/2017        15.943094         16.373019       1,776,829.8233
--------------------------      ---------         ---------       --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        13.937788         13.890031       2,096,965.8015
01/01/2009 to 12/31/2009        13.890031         16.271687       5,396,112.7600
01/01/2010 to 12/31/2010        16.271687         17.469642       7,345,212.8958
01/01/2011 to 12/31/2011        17.469642         17.889021       8,932,619.4338
01/01/2012 to 12/31/2012        17.889021         19.400688       8,957,271.2215
01/01/2013 to 12/31/2013        19.400688         18.886921       9,334,457.2755
01/01/2014 to 12/31/2014        18.886921         19.531577       8,407,983.5301
01/01/2015 to 12/31/2015        19.531577         19.386629       7,650,511.7844
01/01/2016 to 12/31/2016        19.386629         19.743909       7,248,608.3628
01/01/2017 to 12/31/2017        19.743909         20.478737       7,275,376.3500
--------------------------      ---------         ---------       --------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.843366         11.059155         359,422.5280
01/01/2013 to 12/31/2013        11.059155         10.480456         295,973.5911
01/01/2014 to 12/31/2014        10.480456         11.188176         299,728.1415
01/01/2015 to 12/31/2015        11.188176         11.152340         291,492.7349
01/01/2016 to 12/31/2016        11.152340         11.214813         274,150.8631
01/01/2017 to 12/31/2017        11.214813         11.420629         285,473.2541
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(R)
MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.217908         10.802310          35,415.6641
01/01/2014 to 12/31/2014        10.802310         11.648044          52,718.3218
01/01/2015 to 12/31/2015        11.648044         11.416359          90,554.5643
01/01/2016 to 12/31/2016        11.416359         11.848402          96,265.7091
01/01/2017 to 12/31/2017        11.848402         13.697127          78,715.6013
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010854          1.072932       2,024,750.5556
01/01/2013 to 12/31/2013         1.072932          1.172586       2,323,978.5366
01/01/2014 to 12/31/2014         1.172586          1.253893       2,120,257.6358
01/01/2015 to 12/31/2015         1.253893          1.233585       1,953,936.2205
01/01/2016 to 12/31/2016         1.233585          1.293581       1,678,330.9156
01/01/2017 to 12/31/2017         1.293581          1.467486       1,573,654.1448
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009          9.013851         10.851603        643,739.6800
01/01/2010 to 12/31/2010         10.851603         12.088701      1,788,208.2271
01/01/2011 to 12/31/2011         12.088701         12.125858      3,286,416.3129
01/01/2012 to 12/31/2012         12.125858         13.580706      3,387,804.2990
01/01/2013 to 12/31/2013         13.580706         15.222275      3,199,248.7453
01/01/2014 to 12/31/2014         15.222275         15.986621      3,021,807.8752
01/01/2015 to 12/31/2015         15.986621         15.555693      2,829,796.7293
01/01/2016 to 12/31/2016         15.555693         16.332462      2,612,386.5295
01/01/2017 to 12/31/2017         16.332462         18.781665      2,450,624.4958
--------------------------       ---------         ---------      --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009          8.297643         10.284339         72,941.4000
01/01/2010 to 12/31/2010         10.284339         11.652242        148,333.2211
01/01/2011 to 12/31/2011         11.652242         11.319128        290,686.8021
01/01/2012 to 12/31/2012         11.319128         12.922873        228,826.7327
01/01/2013 to 12/31/2013         12.922873         15.144315        199,574.1125
01/01/2014 to 12/31/2014         15.144315         15.839684        181,720.5155
01/01/2015 to 12/31/2015         15.839684         15.358034        196,331.6795
01/01/2016 to 12/31/2016         15.358034         16.291900        194,779.3607
01/01/2017 to 12/31/2017         16.291900         19.345712        196,256.3704
--------------------------       ---------         ---------      --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         63.244835         39.966454        797,761.5907
01/01/2009 to 12/31/2009         39.966454         46.964170      1,240,136.8500
01/01/2010 to 12/31/2010         46.964170         54.546339      1,290,934.3945
01/01/2011 to 12/31/2011         54.546339         51.968588      1,293,224.6989
01/01/2012 to 12/31/2012         51.968588         60.851262      1,144,032.5578
01/01/2013 to 12/31/2013         60.851262         80.795802        971,123.1156
01/01/2014 to 12/31/2014         80.795802         90.842008        837,827.9584
01/01/2015 to 12/31/2015         90.842008         86.930200        746,567.6585
01/01/2016 to 12/31/2016         86.930200        100.036916        665,333.0414
01/01/2017 to 12/31/2017        100.036916        116.119426        598,645.3273
--------------------------      ----------        ----------      --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))

01/01/2008 to 12/31/2008         60.629326         36.888955         10,640.6717
01/01/2009 to 12/31/2009         36.888955         47.528513          9,044.0500
01/01/2010 to 04/30/2010         47.528513         50.887032              0.0000
--------------------------      ----------        ----------      --------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         29.402077         17.866591      1,225,254.2425
01/01/2009 to 12/31/2009         17.866591         22.438514      1,398,467.4500
01/01/2010 to 12/31/2010         22.438514         27.956089      1,357,147.3992
01/01/2011 to 12/31/2011         27.956089         26.721557      1,380,557.8704
01/01/2012 to 12/31/2012         26.721557         30.418743      1,233,629.6698
01/01/2013 to 12/31/2013         30.418743         39.340980      1,071,274.3295
01/01/2014 to 12/31/2014         39.340980         42.812427        913,919.8804
01/01/2015 to 12/31/2015         42.812427         38.676291        837,642.4153
01/01/2016 to 12/31/2016         38.676291         44.338974        767,529.1900
01/01/2017 to 12/31/2017         44.338974         48.178254        719,520.2363
--------------------------      ----------        ----------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.75% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008     21.706564         12.012697                0.0000
01/01/2009 to 12/31/2009     12.012697         14.532389                0.0000
01/01/2010 to 12/31/2010     14.532389         15.413376                0.0000
01/01/2011 to 12/31/2011     15.413376         12.218542                0.0000
01/01/2012 to 12/31/2012     12.218542         14.475421                0.0000
01/01/2013 to 12/31/2013     14.475421         16.542130                0.0000
01/01/2014 to 12/31/2014     16.542130         15.869647                0.0000
01/01/2015 to 12/31/2015     15.869647         15.409306                0.0000
01/01/2016 to 12/31/2016     15.409306         16.066606                0.0000
01/01/2017 to 12/31/2017     16.066606         21.510602                0.0000
--------------------------   ---------         ---------                ------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008     56.834530         54.341362          178,957.5508
01/01/2009 to 12/31/2009     54.341362         58.888335          448,467.2100
01/01/2010 to 12/31/2010     58.888335         63.164509          612,021.7973
01/01/2011 to 12/31/2011     63.164509         66.645921          704,779.7831
01/01/2012 to 12/31/2012     66.645921         70.961806          710,023.2339
01/01/2013 to 12/31/2013     70.961806         69.721894          768,011.9422
01/01/2014 to 12/31/2014     69.721894         73.913300          769,164.9139
01/01/2015 to 12/31/2015     73.913300         73.611014          728,873.4676
01/01/2016 to 12/31/2016     73.611014         75.154457          699,220.4986
01/01/2017 to 12/31/2017     75.154457         77.465177          726,903.0688
--------------------------   ---------         ---------          ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009     24.256070         30.719201            2,555.6900
01/01/2010 to 12/31/2010     30.719201         36.532700           24,218.6293
01/01/2011 to 12/31/2011     36.532700         33.016457           53,784.9623
01/01/2012 to 12/31/2012     33.016457         37.478142           46,700.3759
01/01/2013 to 12/31/2013     37.478142         49.927027           42,986.9582
01/01/2014 to 12/31/2014     49.927027         53.963219           37,287.5487
01/01/2015 to 12/31/2015     53.963219         56.923077           41,075.6474
01/01/2016 to 12/31/2016     56.923077         56.545886           38,641.4675
01/01/2017 to 12/31/2017     56.545886         75.167244           35,679.3606
--------------------------   ---------         ---------          ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008     11.217860         11.423196          546,868.7132
01/01/2009 to 12/31/2009     11.423196         11.366551          546,842.4700
01/01/2010 to 12/31/2010     11.366551         11.281618          426,185.2465
01/01/2011 to 12/31/2011     11.281618         11.197551          607,796.6919
01/01/2012 to 12/31/2012     11.197551         11.113425          908,476.3753
01/01/2013 to 12/31/2013     11.113425         11.030384          728,369.8744
01/01/2014 to 12/31/2014     11.030384         10.947964          427,029.1627
01/01/2015 to 12/31/2015     10.947964         10.866159          408,238.8532
01/01/2016 to 12/31/2016     10.866159         10.797060          399,867.2762
01/01/2017 to 12/31/2017     10.797060         10.784612          380,592.8734
--------------------------   ---------         ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014     14.856331         15.217424           31,854.2414
01/01/2015 to 12/31/2015     15.217424         15.015292           83,479.1122
01/01/2016 to 12/31/2016     15.015292         15.578210          152,173.5802
01/01/2017 to 12/31/2017     15.578210         16.533976          219,522.8540
--------------------------   ---------         ---------          ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        11.896838          9.369355        1,147,730.7307
01/01/2009 to 12/31/2009         9.369355         11.429610        3,120,627.1300
01/01/2010 to 12/31/2010        11.429610         12.580994        4,485,843.9423
01/01/2011 to 12/31/2011        12.580994         12.708831        5,811,058.1234
01/01/2012 to 12/31/2012        12.708831         13.989693        6,104,885.1134
01/01/2013 to 12/31/2013        13.989693         15.145850        5,327,614.2044
01/01/2014 to 04/25/2014        15.145850         15.301761                0.0000
--------------------------      ---------         ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.405794          9.059783        4,402,404.8181
01/01/2009 to 12/31/2009         9.059783         11.337773       11,572,951.8000
01/01/2010 to 12/31/2010        11.337773         12.648378       17,213,142.7517
01/01/2011 to 12/31/2011        12.648378         12.539376       22,850,340.3817
01/01/2012 to 12/31/2012        12.539376         13.987689       22,738,467.6770
01/01/2013 to 12/31/2013        13.987689         15.858125       21,855,407.1383
01/01/2014 to 04/25/2014        15.858125         15.961007                0.0000
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        15.300818         15.798304       24,883,349.8262
01/01/2015 to 12/31/2015        15.798304         15.511982       22,421,852.2386
01/01/2016 to 12/31/2016        15.511982         16.333340       20,721,974.7095
01/01/2017 to 12/31/2017        16.333340         17.936870       18,687,713.7000
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.800657          8.647387       17,369,217.0809
01/01/2009 to 12/31/2009         8.647387         11.014776       37,574,133.3800
01/01/2010 to 12/31/2010        11.014776         12.417689       55,018,015.7600
01/01/2011 to 12/31/2011        12.417689         12.115225       73,561,593.6192
01/01/2012 to 12/31/2012        12.115225         13.699349       70,770,856.6821
01/01/2013 to 12/31/2013        13.699349         16.237335       66,609,343.4881
01/01/2014 to 04/25/2014        16.237335         16.293501                0.0000
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        16.292497         16.949695       60,668,729.7830
01/01/2015 to 12/31/2015        16.949695         16.609788       56,025,721.2013
01/01/2016 to 12/31/2016        16.609788         17.657012       51,784,962.3789
01/01/2017 to 12/31/2017        17.657012         20.107113       47,953,590.0900
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        13.473571          8.308846       11,850,969.1748
01/01/2009 to 12/31/2009         8.308846         10.728906       17,783,955.9800
01/01/2010 to 12/31/2010        10.728906         12.298184       17,478,805.3616
01/01/2011 to 12/31/2011        12.298184         11.733688       17,307,721.2005
01/01/2012 to 12/31/2012        11.733688         13.476264       15,871,936.5407
01/01/2013 to 12/31/2013        13.476264         16.841751       19,854,127.2630
01/01/2014 to 04/25/2014        16.841751         16.808108                0.0000
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                  0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------------------------------
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B) AND BEFORE
 THAT METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING
STRATEGY SUB-ACCOUNT
 (CLASS B))

04/28/2008 to 12/31/2008                                                                       9.999178
01/01/2009 to 12/31/2009                                                                       7.065226
01/01/2010 to 12/31/2010                                                                       9.014573
01/01/2011 to 12/31/2011                                                                       9.846029
01/01/2012 to 12/31/2012                                                                       9.600586
01/01/2013 to 04/26/2013                                                                      11.064844
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B))

04/28/2014 to 12/31/2014                                                                      16.795185
01/01/2015 to 12/31/2015                                                                      17.573471
01/01/2016 to 12/31/2016                                                                      17.146348
01/01/2017 to 12/31/2017                                                                      18.403615
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY MET/DIMENSIONAL
INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009                                                                      10.748764
01/01/2010 to 12/31/2010                                                                      14.373364
01/01/2011 to 12/31/2011                                                                      17.488516
01/01/2012 to 12/31/2012                                                                      14.537075
01/01/2013 to 12/31/2013                                                                      17.011090
01/01/2014 to 12/31/2014                                                                      21.544221
01/01/2015 to 12/31/2015                                                                      19.951771
01/01/2016 to 12/31/2016                                                                      20.942365
01/01/2017 to 12/31/2017                                                                      21.996926
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT
 (CLASS A))

05/02/2016 to 12/31/2016                                                                      62.670953
01/01/2017 to 12/31/2017                                                                      64.180322
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT
 (CLASS A)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS A))

01/01/2008 to 12/31/2008                                                                      22.318898
01/01/2009 to 12/31/2009                                                                      14.877925
01/01/2010 to 12/31/2010                                                                      18.293829
01/01/2011 to 12/31/2011                                                                      21.102605
01/01/2012 to 12/31/2012                                                                      19.992808
01/01/2013 to 12/31/2013                                                                      21.944114
01/01/2014 to 12/31/2014                                                                      28.984171
01/01/2015 to 12/31/2015                                                                      31.977324
01/01/2016 to 04/29/2016                                                                      31.758471
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS B) AND BEFORE THAT
METROPOLITAN SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008                                                                      13.085545
01/01/2009 to 05/01/2009                                                                       7.739971
------------------------------------------------------------------------------------------    ---------




                                                                                                               NUMBER OF
                                                                                             ACCUMULATION     ACCUMULATION
                                                                                            UNIT VALUE AT        UNITS
                                                                                                END OF       OUTSTANDING AT
                                                                                                PERIOD       END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT
 (CLASS B))

04/28/2008 to 12/31/2008                                                                       7.065226      2,576,531.0633
01/01/2009 to 12/31/2009                                                                       9.014573      7,023,174.6400
01/01/2010 to 12/31/2010                                                                       9.846029      7,571,502.8556
01/01/2011 to 12/31/2011                                                                       9.600586      7,662,495.4369
01/01/2012 to 12/31/2012                                                                      11.064844      7,037,379.6124
01/01/2013 to 04/26/2013                                                                      11.936526              0.0000
------------------------------------------------------------------------------------------    ---------      --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014                                                                      17.573471     17,706,782.2327
01/01/2015 to 12/31/2015                                                                      17.146348     16,123,056.4049
01/01/2016 to 12/31/2016                                                                      18.403615     14,800,121.1347
01/01/2017 to 12/31/2017                                                                      21.766517     13,375,233.9604
------------------------------------------------------------------------------------------    ---------     ---------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009                                                                      14.373364          2,057.7600
01/01/2010 to 12/31/2010                                                                      17.488516          8,814.1684
01/01/2011 to 12/31/2011                                                                      14.537075         29,330.9036
01/01/2012 to 12/31/2012                                                                      17.011090         30,685.7693
01/01/2013 to 12/31/2013                                                                      21.544221         34,489.5374
01/01/2014 to 12/31/2014                                                                      19.951771         32,779.2561
01/01/2015 to 12/31/2015                                                                      20.942365         29,477.7044
01/01/2016 to 12/31/2016                                                                      21.996926         34,095.6199
01/01/2017 to 12/31/2017                                                                      28.480384         32,214.2491
------------------------------------------------------------------------------------------    ---------     ---------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A))

05/02/2016 to 12/31/2016                                                                      64.180322        251,959.7858
01/01/2017 to 12/31/2017                                                                      75.849015        210,500.7024
------------------------------------------------------------------------------------------    ---------     ---------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS A))

01/01/2008 to 12/31/2008                                                                      14.877925         61,129.3000
01/01/2009 to 12/31/2009                                                                      18.293829        776,787.8500
01/01/2010 to 12/31/2010                                                                      21.102605        817,082.4096
01/01/2011 to 12/31/2011                                                                      19.992808        906,280.7416
01/01/2012 to 12/31/2012                                                                      21.944114        879,518.5228
01/01/2013 to 12/31/2013                                                                      28.984171        758,739.8556
01/01/2014 to 12/31/2014                                                                      31.977324        613,624.0862
01/01/2015 to 12/31/2015                                                                      31.758471        535,158.0941
01/01/2016 to 04/29/2016                                                                      32.035634              0.0000
------------------------------------------------------------------------------------------    ---------     ---------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN
SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008                                                                       7.739971      1,221,338.4914
01/01/2009 to 05/01/2009                                                                       7.669640              0.0000
------------------------------------------------------------------------------------------    ---------     ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))

01/01/2008 to 12/31/2008        42.646984         25.626326         530,040.7806
01/01/2009 to 12/31/2009        25.626326         33.530186         778,720.9000
01/01/2010 to 12/31/2010        33.530186         37.212283         857,654.3451
01/01/2011 to 12/31/2011        37.212283         35.391288         886,967.2150
01/01/2012 to 12/31/2012        35.391288         39.586936         806,331.3751
01/01/2013 to 12/31/2013        39.586936         52.464675         692,401.1383
01/01/2014 to 12/31/2014        52.464675         57.512424         578,436.6804
01/01/2015 to 12/31/2015        57.512424         58.376485         501,513.1524
01/01/2016 to 12/31/2016        58.376485         62.084252         452,871.1133
01/01/2017 to 12/31/2017        62.084252         73.280021         402,449.1148
--------------------------      ---------         ---------         ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         5.705338          3.593145         194,990.8094
01/01/2009 to 12/31/2009         3.593145          4.977215         154,627.8100
01/01/2010 to 12/31/2010         4.977215          5.498935         133,035.8132
01/01/2011 to 12/31/2011         5.498935          5.470033         112,116.6574
01/01/2012 to 12/31/2012         5.470033          6.273534       1,461,793.9969
01/01/2013 to 12/31/2013         6.273534          8.513833       1,270,336.9349
01/01/2014 to 12/31/2014         8.513833          9.189043       1,029,826.4831
01/01/2015 to 12/31/2015         9.189043         10.081626         904,513.3102
01/01/2016 to 12/31/2016        10.081626          9.993304         850,699.1969
01/01/2017 to 12/31/2017         9.993304         13.587609         734,406.2507
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        10.792948          5.791039         900,083.3074
01/01/2009 to 12/31/2009         5.791039          8.259672       1,009,661.4600
01/01/2010 to 12/31/2010         8.259672          8.968292       1,001,346.6093
01/01/2011 to 12/31/2011         8.968292          8.778521         944,014.1486
01/01/2012 to 04/27/2012         8.778521          9.896718               0.0000
--------------------------      ---------         ---------       --------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON
SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        11.671674          6.798931         228,860.1449
01/01/2009 to 12/31/2009         6.798931          8.750714         406,267.0000
01/01/2010 to 12/31/2010         8.750714         11.407917         391,535.3807
01/01/2011 to 12/31/2011        11.407917         11.633706         379,838.4934
01/01/2012 to 12/31/2012        11.633706         12.804206         333,754.2216
01/01/2013 to 12/31/2013        12.804206         18.856850         293,329.4320
01/01/2014 to 12/31/2014        18.856850         18.890923         271,048.2078
01/01/2015 to 12/31/2015        18.890923         19.017377         246,055.3473
01/01/2016 to 12/31/2016        19.017377         20.016714         231,809.1236
01/01/2017 to 12/31/2017        20.016714         25.168660         203,685.2283
--------------------------      ---------         ---------       --------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))

04/29/2013 to 12/31/2013        18.479894         17.788213          16,245.5275
01/01/2014 to 12/31/2014        17.788213         18.619216          75,982.7164
01/01/2015 to 12/31/2015        18.619216         18.469688          98,148.8558
01/01/2016 to 12/31/2016        18.469688         18.714154          89,999.8520
01/01/2017 to 12/31/2017        18.714154         19.120320         114,028.8941
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
MFS(R) TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        52.557687         40.506556         534,683.3501
01/01/2009 to 12/31/2009        40.506556         47.562625         771,256.7500
01/01/2010 to 12/31/2010        47.562625         51.832627         839,746.3649
01/01/2011 to 12/31/2011        51.832627         52.556705         851,515.5201
01/01/2012 to 12/31/2012        52.556705         58.060696         821,117.5535
01/01/2013 to 12/31/2013        58.060696         68.402678         746,959.4249
01/01/2014 to 12/31/2014        68.402678         73.569762         663,224.4947
01/01/2015 to 12/31/2015        73.569762         72.728302         585,310.0666
01/01/2016 to 12/31/2016        72.728302         78.625801         534,785.2665
01/01/2017 to 12/31/2017        78.625801         87.535553         480,401.3438
--------------------------      ---------         ---------         ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        17.031416         11.929935         112,422.7509
01/01/2009 to 12/31/2009        11.929935         14.278214         591,530.4900
01/01/2010 to 12/31/2010        14.278214         15.755817       1,041,278.4792
01/01/2011 to 12/31/2011        15.755817         15.738260       1,576,271.4829
01/01/2012 to 12/31/2012        15.738260         18.169038       1,688,873.2096
01/01/2013 to 12/31/2013        18.169038         24.414520       4,740,470.2794
01/01/2014 to 12/31/2014        24.414520         26.791449       4,106,111.2204
01/01/2015 to 12/31/2015        26.791449         26.494348       3,714,957.9698
01/01/2016 to 12/31/2016        26.494348         30.002938       3,347,572.8361
01/01/2017 to 12/31/2017        30.002938         35.015096       2,994,297.9066
--------------------------      ---------         ---------       --------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.999178          6.629807       1,013,897.8938
01/01/2009 to 12/31/2009         6.629807          8.217717       4,117,560.3000
01/01/2010 to 12/31/2010         8.217717          9.055407       5,939,235.5031
01/01/2011 to 12/31/2011         9.055407          8.938740       7,224,239.3849
01/01/2012 to 12/31/2012         8.938740         10.106197       6,887,866.6733
01/01/2013 to 04/26/2013        10.106197         11.093316               0.0000
--------------------------      ---------         ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        21.817484         27.364523         281,161.7877
01/01/2014 to 12/31/2014        27.364523         27.078498         272,330.9334
01/01/2015 to 12/31/2015        27.078498         26.978294         247,520.0511
01/01/2016 to 12/31/2016        26.978294         31.702030         227,435.6763
01/01/2017 to 12/31/2017        31.702030         36.339197         207,161.8623
--------------------------      ---------         ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2008 to 12/31/2008        16.331021         10.000736         153,661.7040
01/01/2009 to 12/31/2009        10.000736         13.574967         268,655.3000
01/01/2010 to 12/31/2010        13.574967         16.553455         337,442.6816
01/01/2011 to 12/31/2011        16.553455         15.563210         422,287.9979
01/01/2012 to 12/31/2012        15.563210         16.262808         427,911.6519
01/01/2013 to 04/26/2013        16.262808         17.669828               0.0000
--------------------------      ---------         ---------       --------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

05/03/2010 to 12/31/2010        16.067099         19.081068          27,988.7151
01/01/2011 to 12/31/2011        19.081068         15.780894         138,638.5569
01/01/2012 to 12/31/2012        15.780894         16.066207         164,264.1757
01/01/2013 to 12/31/2013        16.066207         17.661162         154,693.5665
01/01/2014 to 12/31/2014        17.661162         14.229719         176,559.5716
01/01/2015 to 12/31/2015        14.229719          9.496926         226,547.2934
01/01/2016 to 12/31/2016         9.496926         13.548891         185,403.8427
01/01/2017 to 12/31/2017        13.548891         13.348259         201,169.4567
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016     36.308700         37.859701            102,216.6000
01/01/2017 to 12/31/2017     37.859701         40.668983             89,762.2292
--------------------------   ---------         ---------            ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))

01/01/2008 to 12/31/2008     21.627720         19.159924             52,032.2972
01/01/2009 to 12/31/2009     19.159924         25.308901            106,344.9800
01/01/2010 to 12/31/2010     25.308901         28.178251            135,916.0626
01/01/2011 to 12/31/2011     28.178251         28.983105            146,991.7794
01/01/2012 to 12/31/2012     28.983105         32.109391            144,608.0081
01/01/2013 to 12/31/2013     32.109391         32.361763            140,978.1266
01/01/2014 to 12/31/2014     32.361763         33.592200            143,195.6108
01/01/2015 to 12/31/2015     33.592200         32.909236            131,197.9889
01/01/2016 to 04/29/2016     32.909236         33.827687                  0.0000
--------------------------   ---------         ---------            ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016     34.492793         35.931025            899,688.6509
01/01/2017 to 12/31/2017     35.931025         38.492171            843,129.1006
--------------------------   ---------         ---------            ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008     20.753457         16.766124          1,296,373.0439
01/01/2009 to 12/31/2009     16.766124         22.760053          1,644,138.3700
01/01/2010 to 12/31/2010     22.760053         25.518937          1,601,526.5968
01/01/2011 to 12/31/2011     25.518937         26.457996          1,597,481.7382
01/01/2012 to 12/31/2012     26.457996         29.659119          1,490,962.7160
01/01/2013 to 12/31/2013     29.659119         31.786299          1,366,188.3972
01/01/2014 to 12/31/2014     31.786299         33.072251          1,194,581.8241
01/01/2015 to 12/31/2015     33.072251         32.111432          1,028,944.9058
01/01/2016 to 04/29/2016     32.111432         33.158177                  0.0000
--------------------------   ---------         ---------          --------------

PUTNAM VARIABLE TRUST

PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)

01/01/2008 to 12/31/2008     16.956462         11.588513            846,635.5607
01/01/2009 to 12/31/2009     11.588513         14.659227            715,113.6300
01/01/2010 to 12/31/2010     14.659227         16.383923            625,597.4743
01/01/2011 to 12/31/2011     16.383923         16.574225            534,414.7917
01/01/2012 to 12/31/2012     16.574225         19.625297            445,037.6066
01/01/2013 to 12/31/2013     19.625297         25.792777            376,741.9513
01/01/2014 to 12/31/2014     25.792777         28.841129            292,818.8167
01/01/2015 to 12/31/2015     28.841129         27.754655            232,063.8425
01/01/2016 to 12/31/2016     27.754655         31.305758            203,918.2898
01/01/2017 to 12/31/2017     31.305758         36.905570            172,211.9610

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

DISCONTINUED INVESTMENT PORTFOLIOS. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002) (formerly AIM Variable Insurance Funds: AIM V.I. International Growth Fund (Series I)); (b) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign VIP Fund (formerly Templeton Foreign Securities Fund) (closed effective May 1, 2004); (c) Brighthouse Funds Trust I (formerly Met Investors Series Trust): T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1, 2003) and, for contracts issued prior to May 1, 2002, T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Growth and Income Portfolio); (d) Brighthouse Funds Trust II (formerly Metropolitan Series Fund): Baillie Gifford International Stock Portfolio (formerly Artio International Stock Portfolio and previously Julius Baer International Stock Portfolio, FI International Stock Portfolio and Putnam International Stock Portfolio) (closed effective December 19, 2003), T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004), and (e) Putnam Variable Trust (Class IB): Putnam VT Equity Income Fund (closed effective April 28, 2008); (e) Brighthouse Funds Trust II (formerly Metropolitan Series Fund):
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (formerly Met/Wellington Core Equity Opportunities Portfolio and before that WMC Core Equity Opportunities Portfolio) (closed effective May 1, 2016).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of April 28, 2003, the following Investment Portfolios of Brighthouse Funds Trust I were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following Investment Portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (closed effective May 1, 2002) was replaced with Brighthouse Funds Trust
II: T. Rowe Price Small Cap Growth Portfolio (Class B); Templeton Global Income Securities Fund (closed effective May 1, 2002) was replaced with Brighthouse Funds Trust I: PIMCO Total Return Portfolio (Class B); Franklin Large Cap Growth Securities Fund (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust II: T. Rowe Price Large Cap Portfolio (Class B); and Mutual Shares Securities Fund (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class B); and (b) for contracts issued prior to May 1, 2002, AIM Variable Insurance
Funds: AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class A), and for contracts issued on and after May 1, 2002, AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of November 22, 2004, the following Investment Portfolios were merged: Brighthouse Funds Trust I: J.P. Morgan Select Equity Portfolio merged into Brighthouse Funds Trust II: Capital Guardian U.S. Equity Portfolio; and Brighthouse Funds Trust I: J.P. Morgan Quality Bond Portfolio merged into Brighthouse Funds Trust I: PIMCO Total Return Portfolio.


Effective as of May 1, 2005, the following portfolios were merged: Brighthouse Funds Trust II: Met/Putnam Voyager Portfolio merged into Brighthouse Funds Trust II: Jennison Growth Portfolio; and Brighthouse Funds Trust I: Money Market Portfolio merged into Brighthouse Funds Trust II: BlackRock Money Market Portfolio.


Effective as of May 1, 2006, Brighthouse Funds Trust II: MFS(R) Investors Trust Series (closed effective May 1, 2003) merged into Brighthouse Funds Trust I:
Legg Mason Value Equity Portfolio (Class B).

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Effective as of April 30, 2007, the following Investment Portfolios were merged: (a) approximately 65% of Brighthouse Funds Trust I: Lord Abbett America's Value Portfolio (Class B) of merged into Brighthouse Funds Trust I:
Lord Abbett Mid-Cap Value Portfolio (Class B), and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) merged into Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B); (b) Brighthouse Funds Trust I: Pioneer Mid-Cap Value Portfolio (Class A) merged into Brighthouse Funds Trust I: Lazard Mid-Cap Portfolio (Class B); and (c) Brighthouse Funds Trust I: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Brighthouse Funds Trust I: Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A).


Effective as of May 4, 2009, Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A) (closed effective April 30, 2007) merged into Brighthouse Funds Trust II: BlackRock Legacy Large Cap Growth Portfolio (Class
A).


Effective as of May 4, 2009, Brighthouse Funds Trust II: Capital Guardian U.S. Equity Portfolio (Class B) (closed effective April 28, 2008) merged into Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class A).


Effective as of May 3, 2010, Putnam Variable Trust (Class IB): Putnam VT Growth and Income Fund (closed effective May 1, 2006) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products
Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 28,
2008) was replaced with Brighthouse Funds Trust I: Met/Templeton Growth Portfolio (Class B).


Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) merged into Brighthouse Funds Trust I: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).


Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II:
Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Brighthouse Funds Trust I: Met/Franklin Mutual Shares Portfolio (Class B) merged into Brighthouse Funds Trust II: MFS(R) Value Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B);


o Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B); and


o Brighthouse Funds Trust II: Oppenheimer Global Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: Met/

  Templeton Growth Portfolio (Class B). Also effective as of April 29, 2013, Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.


Effective as of April 28, 2014:


o Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio (Class B); and

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

o Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio (Class B)


Effective as of May 1, 2016:


o Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


o Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class A) merged into Brighthouse Funds Trust II: Brighthouse/

     Wellington Core Equity Opportunities Portfolio (Class A); and


o Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class A) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class A).



Effective as of April 30, 2018:


o Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio; and


o Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis(R) Managed Risk Portfolio)

     merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund            Seeks long-term growth of capital.
 American Funds Global Small                  Seeks long-term growth of capital.
 Capitalization Fund
 American Funds Growth Fund                   Seeks growth of capital.
 BRIGHTHOUSE FUNDS TRUST I (CLASS B)

 AB Global Dynamic Allocation Portfolio*      Seeks capital appreciation and current
                                              income.
 AQR Global Risk Balanced Portfolio*          Seeks total return.
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio*                                   income.
 BlackRock High Yield Portfolio               Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 Brighthouse Balanced Plus Portfolio*         Seeks a balance between a high level of
                                              current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio                             seeking preservation of shareholders' capital.
 Brighthouse/Templeton International Bond     Seeks current income with capital
 Portfolio#                                   appreciation and growth of income.
 Brighthouse/Wellington Large Cap             Seeks long-term capital appreciation.
 Research Portfolio
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
                                              estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 Fidelity Institutional Asset Management(R)   Seeks a high level of current income,
 Government Income Portfolio* (formerly       consistent with preservation of principal.
 Pyramis(R) Government Income Portfolio)
 Invesco Balanced-Risk Allocation             Seeks total return.
 Portfolio*
 Invesco Comstock Portfolio                   Seeks capital growth and income.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio*                                   income.
 JPMorgan Small Cap Value Portfolio           Seeks long-term capital growth.



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund            Capital Research and Management
                                              CompanySM
 American Funds Global Small                  Capital Research and Management
 Capitalization Fund                          CompanySM
 American Funds Growth Fund                   Capital Research and Management
                                              CompanySM
 BRIGHTHOUSE FUNDS TRUST I (CLASS B)

 AB Global Dynamic Allocation Portfolio*      Brighthouse Investment Advisers, LLC
                                              Subadviser: AllianceBernstein L.P.
 AQR Global Risk Balanced Portfolio*          Brighthouse Investment Advisers, LLC
                                              Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio*                                   Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio               Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 Brighthouse Balanced Plus Portfolio*         Brighthouse Investment Advisers, LLC
                                              Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio                             Subadviser: Aberdeen Asset Managers
                                              Limited
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio                             Subadviser: Franklin Advisers, Inc.
 Brighthouse/Templeton International Bond     Brighthouse Investment Advisers, LLC
 Portfolio#                                   Subadviser: Franklin Advisers, Inc.
 Brighthouse/Wellington Large Cap             Brighthouse Investment Advisers, LLC
 Research Portfolio                           Subadviser: Wellington Management
                                              Company LLP
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
                                              Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
                                              Subadviser: ClearBridge Investments, LLC
 Fidelity Institutional Asset Management(R)   Brighthouse Investment Advisers, LLC
 Government Income Portfolio* (formerly       Subadviser: FIAM LLC
 Pyramis(R) Government Income Portfolio)
 Invesco Balanced-Risk Allocation             Brighthouse Investment Advisers, LLC
 Portfolio*                                   Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio                   Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio*                                   Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Small Cap Value Portfolio           Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 MetLife Multi-Index Targeted Risk           Seeks a balance between growth of capital
 Portfolio*                                  and current income, with a greater emphasis
                                             on growth of capital.
 MFS(R) Research International Portfolio     Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth               Seeks capital appreciation.
 Portfolio
 Oppenheimer Global Equity Portfolio         Seeks capital appreciation.
 PanAgora Global Diversified Risk            Seeks total return.
 Portfolio*
 PIMCO Inflation Protected Bond Portfolio    Seeks maximum real return, consistent with
                                             preservation of capital and prudent
                                             investment management.
 PIMCO Total Return Portfolio                Seeks maximum total return, consistent with
                                             the preservation of capital and prudent
                                             investment management.
 Schroders Global Multi-Asset Portfolio*     Seeks capital appreciation and current
                                             income.
 SSGA Growth and Income ETF Portfolio        Seeks growth of capital and income.
 SSGA Growth ETF Portfolio                   Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio     Seeks long-term capital appreciation by
                                             investing in common stocks believed to be
                                             undervalued. Income is a secondary
                                             objective.
 Victory Sycamore Mid Cap Value              Seeks high total return by investing in equity
 Portfolio (formerly Invesco Mid Cap Value   securities of mid-sized companies.
 Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income Portfolio             Seeks a competitive total return primarily
 (Class B)                                   from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio    Seeks long-term growth of capital.
 (Class A)
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio (Class B)                         consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio   Seeks a high level of current income, with
 (Class B)                                   growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40 Portfolio   Seeks high total return in the form of income
 (Class B)                                   and growth of capital, with a greater
                                             emphasis on income.
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B)                                   current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse/Dimensional International       Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class E)           over time and, secondarily, long-term capital
                                             appreciation and current income.
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth              Seeks long-term capital growth.
 Portfolio (Class B)



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 MetLife Multi-Index Targeted Risk           Brighthouse Investment Advisers, LLC
 Portfolio*                                  Subadviser: Overlay Portion: MetLife
                                             Investment Advisors, LLC
 MFS(R) Research International Portfolio     Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Morgan Stanley Mid Cap Growth               Brighthouse Investment Advisers, LLC
 Portfolio                                   Subadviser: Morgan Stanley Investment
                                             Management Inc.
 Oppenheimer Global Equity Portfolio         Brighthouse Investment Advisers, LLC
                                             Subadviser: OppenheimerFunds, Inc.
 PanAgora Global Diversified Risk            Brighthouse Investment Advisers, LLC
 Portfolio*                                  Subadviser: PanAgora Asset Management,
                                             Inc.
 PIMCO Inflation Protected Bond Portfolio    Brighthouse Investment Advisers, LLC
                                             Subadviser: Pacific Investment Management
                                             Company LLC
 PIMCO Total Return Portfolio                Brighthouse Investment Advisers, LLC
                                             Subadviser: Pacific Investment Management
                                             Company LLC
 Schroders Global Multi-Asset Portfolio*     Brighthouse Investment Advisers, LLC
                                             Subadvisers: Schroder Investment
                                             Management North America Inc.; Schroder
                                             Investment Management North America
                                             Limited
 SSGA Growth and Income ETF Portfolio        Brighthouse Investment Advisers, LLC
                                             Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio                   Brighthouse Investment Advisers, LLC
                                             Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio     Brighthouse Investment Advisers, LLC
                                             Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value              Brighthouse Investment Advisers, LLC
 Portfolio (formerly Invesco Mid Cap Value   Subadviser: Victory Capital Management
 Portfolio)                                  Inc.
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income Portfolio             Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio    Brighthouse Investment Advisers, LLC
 (Class A)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 40 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse/Dimensional International       Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)           Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class E)           Subadviser: Wellington Management
                                             Company LLP
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth              Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Loomis, Sayles & Company, L.P.

           INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------ -------------------------------------------------
 MetLife Aggregate Bond Index Portfolio    Seeks to track the performance of the
 (Class G)*                                Bloomberg Barclays U.S. Aggregate Bond
                                           Index.
 MFS(R) Total Return Portfolio (Class B)   Seeks a favorable total return through
                                           investment in a diversified portfolio.
 MFS(R) Value Portfolio (Class B)          Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio        Seeks high total return, consisting principally
 (Class B)                                 of capital appreciation.
 VanEck Global Natural Resources           Seeks long-term capital appreciation with
 Portfolio (Class B)#                      income as a secondary consideration.
 Western Asset Management Strategic Bond   Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)         with preservation of capital.



           INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 MetLife Aggregate Bond Index Portfolio    Brighthouse Investment Advisers, LLC
 (Class G)*                                Subadviser: MetLife Investment Advisors,
                                           LLC
 MFS(R) Total Return Portfolio (Class B)   Brighthouse Investment Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company
 MFS(R) Value Portfolio (Class B)          Brighthouse Investment Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company
 Neuberger Berman Genesis Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                 Subadviser: Neuberger Berman Investment
                                           Advisers LLC
 VanEck Global Natural Resources           Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                      Subadviser: Van Eck Associates Corporation
 Western Asset Management Strategic Bond   Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)         Subadviser: Western Asset Management
                                           Company


* If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.")

                      This page intentionally left blank.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Net Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 1% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Net Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 1% effective annual interest rate. This second Net Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,008          $ 8,008
    3                                $2,000           $ 6,015          $ 6,015
    4*           $ 6,000             $3,000           $ 9,020          $ 3,020         $6,000
    5                                $3,000           $ 6,027          $    22         $6,005
    6                                $3,000           $ 3,032                0         $3,032
    7                                $3,000           $    35                0         $   35
    8                                $   35                 0                0              0

* At the beginning of the 4th month, a $6,000 Net Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Net Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,020 in the 1st Payment Bucket ($6,015 (1st Payment Bucket Account Value from the 3rd month) + $5 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,020). The total EDCA Account Value at the beginning of the 4th month is $9,020 ($3,020 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,020).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Net Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 1% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Net Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 1% effective annual interest rate. This second Net Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,018          $20,018
    3                                $2,000           $18,035          $18,035
    4                                $2,000           $16,050          $16,050
    5                                $2,000           $14,063          $14,063
    6*     $12,000                   $3,000           $23,075          $11,075         $12,000
    7                                $3,000           $20,094          $ 8,084         $12,010
    8                                $3,000           $17,111          $ 5,091         $12,020
    9                                $3,000           $14,125          $ 2,095         $12,030
   10                                $3,000           $11,137                0         $11,137
   11                                $3,000           $ 8,146                0         $ 8,146
   12                                $3,000           $ 5,153                0         $ 5,153
   13                                $3,000           $ 2,157                0         $ 2,157
   14                                $2,159                 0                0               0

* At the beginning of the 6th month, a $12,000 Net Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Net Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,075 in the 1st Payment Bucket ($14,063 (1st Payment Bucket Account Value from the 5th month) + $12 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,075). The total EDCA Account Value at the beginning of the 6th month is $23,075 ($11,075 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,075).

APPENDIX D

DESCRIPTION OF GMIB I

The Guaranteed Minimum Income Benefit (GMIB) I rider was only offered under the contracts issued from May 21, 2001 through June 28, 2002. If you elected the GMIB I under your contract, you may not terminate it. You may exercise the GMIB I after a 10-year waiting period, but only during the 30-day period following any contract anniversary up to and including the contract anniversary on or following your 85th birthday.


INCOME BASE. The Income Base is the greater of (a) or (b) minus (c) below:


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. The "Highest Anniversary Value" is increased by additional Purchase Payments and will be reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the Account Value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals.


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;


      (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:


           (1) The withdrawal adjustment for each partial withdrawal in a Contract Year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or


           (2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(c) An amount equal to premium and other taxes.


THE INCOME BASE IS NOT AVAILABLE FOR WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND CHARGES FOR THE GMIB I RIDER.


OWNERSHIP. While the GMIB I rider is in effect, the Owner (or Joint Owners) and Annuitant (or joint Annuitants) must be the same. If a non-natural person owns the contract, then the Annuitant will be deemed to be the Owner in determining the Income Base and GMIB payments. If Joint Owners are named, the age of the older Owner will be used to determine the Income Base.


EXERCISING THE GMIB I RIDER. When you elect to receive Annuity Payments under the GMIB I, you have your choice of two fixed annuity options:


o A life annuity with a ten year period certain (period certain shortens for ages 80 and above); or


o A joint survivor life annuity with a 10 year period certain. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")


TERMINATING THE GMIB I RIDER. The GMIB I rider will terminate upon the earliest of:


o The date you elect to receive Annuity Payments either under the GMIB I rider or the contract;


o The 30th day following the contract anniversary immediately after your 85th birthday;


o  The date you make a complete withdrawal of your Account Value;


     o Death of the Owner or death of the Annuitant if a non-natural person owns the contract; or

o  Change of the Owner, for any reason, unless we otherwise agree.


MetLife Investors currently waives the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death
Benefit -- General Death Benefit Provisions.") In such event the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected the GMIB I rider.


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider as described above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


When the GMIB I rider terminates, the corresponding GMIB I rider charge terminates.

APPENDIX E

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) EXAMPLES

The purpose of these examples is to illustrate the operation of the GMIB. These examples use the annual increase rate for the GMIB Max IV rider, 5%. For GMIB Max III, LIS Plus II, and LIS the annual increase rate is also 5%. Based on the date a contract was issued with the LIS Plus I rider, the annual increase rate for LIS Plus I is 5% or 6%. We may refer to "LIS" riders as "GMIB" riders. (See "Living Benefits -- Guaranteed Income Benefits" for more information.)


These examples also use the dollar-for-dollar withdrawal percentages for the GMIB Max IV rider: 4.5% if the first withdrawal is taken before the fifth contract anniversary, or 5% if the first withdrawal is taken on or after the fifth contract anniversary. Under the GMIB Max IV, the 4.5% or 5% dollar-for-dollar withdrawal percentage is determined by when the first withdrawal is taken; once determined, the 4.5% or 5% dollar-for-dollar withdrawal percentage will never increase or decrease. For GMIB Max III, LIS Plus II, LIS Plus I and LIS, the dollar-for-dollar withdrawal percentage is always equal to the annual increase rate, regardless of when the first withdrawal is taken. Example (7) shows how required minimum distributions affect the Income Base when a GMIB rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, OR INCOME TAXES AND TAX PENALTIES.


(1) Withdrawal Adjustments to Annual Increase Amount


As noted above, these examples use the dollar-for-dollar withdrawal percentage for the GMIB Max IV rider (4.5% if the first withdrawal is taken before the fifth contract anniversary, or 5% if the first withdrawal is taken on or after the fifth contract anniversary). For GMIB Max III, LIS Plus II, LIS Plus I and LIS, the dollar-for-dollar withdrawal percentage is always equal to the annual increase rate, regardless of when the first withdrawal is taken.


(a) If first withdrawal is taken before the fifth contract anniversary


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 4.5% of
  -----------------------------------------------------------------------------
        the Annual Increase Amount from the prior contract anniversary
        --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume that during the first Contract Year, $4,500 is withdrawn. Because the withdrawal is less than or equal to 4.5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,500 ($100,000 increased by 5% per year, compounded annually, less $4,500 = $100,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,525 ($100,500 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 4.5% of the Annual
  ---------------------------------------------------------------------------
        Increase Amount from the prior contract anniversary
        ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an Account Value of $90,000). Because the withdrawal is greater than 4.5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year -- for example, a $4,500 withdrawal and a $5,500 withdrawal instead of a single $10,000 withdrawal -- and those withdrawals total more than 4.5% of the Annual Increase Amount from the prior contract anniversary, the Annual

      Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(b) If first withdrawal is taken on or after the fifth contract anniversary


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
        the Annual Increase Amount from the prior contract anniversary
        --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume the Account Value at the fifth contract anniversary is $100,000. The Annual Increase Amount at the fifth contract anniversary will be $127,628 ($100,000 increased by 5% per year, compounded annually). Assume that during the sixth Contract Year, $6,381 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount at the sixth contract anniversary is reduced by the withdrawal on a dollar-for-dollar basis to $127,628 ($127,628 increased by 5% per year, compounded annually, less $6,381 = $127,628). Assuming no other Purchase Payments or withdrawals are made before the seventh contract anniversary, the Annual Increase Amount at the seventh contract anniversary will be $134,010 ($127,628 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
        Increase Amount from the prior contract anniversary
        ---------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume the Account Value at the fifth contract anniversary is $100,000. The Annual Increase Amount at the fifth contract anniversary will be $127,628 ($100,000 increased by 5% per year, compounded annually). Assume that during the sixth Contract Year (with the Account Value equal to $100,000), $10,000 is withdrawn (leaving the Account Value after the withdrawal equal to $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($127,628) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the Annual Increase Amount on the sixth contract anniversary is $114,865 ($127,628 x 10% = $12,763; $127,628 -
        $12,763 = $114,865). (If multiple withdrawals are made during a Contract Year -- for example, a $4,000 withdrawal and a $6,000 withdrawal instead of a single $10,000 withdrawal -- and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the seventh contract anniversary, the Annual Increase Amount at the seventh contract anniversary will be $120,609 ($114,865 increased by 5% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Max IV rider, which has an annual increase rate of 5%. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges -- "the Annual Increase Amount") is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]





  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.



[GRAPHIC APPEARS HERE]





(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Max IV rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $145,000 and the Highest Anniversary Value is $140,000. The Highest Anniversary Value is set equal to the Account Value ($145,000). See section (4) below for an example of the exercise of the GMIB Max IV rider.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]





     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Amount. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.



[GRAPHIC APPEARS HERE]





(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above,assume the Owner chooses to exercise the GMIB Max IV rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($145,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table specified in the GMIB rider. This yields Annuity Payments of $492 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $570; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $674.)


  The above example uses the GMIB Annuity Table for the GMIB Max IV rider and does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.


  Graphic Example
  ---------------


  Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.



[GRAPHIC APPEARS HERE]





  With the GMIB, the Income Base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the GMIB, you will have paid for the GMIB although it was never used.



[GRAPHIC APPEARS HERE]





(5)   The Guaranteed Principal Option


  Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


  The effects of exercising the Guaranteed Principal Option are:


      1) A Guaranteed Principal Adjustment of.$100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


      2) The GMIB rider and rider charge terminate as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


      3) The GMIB allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.



[GRAPHIC APPEARS HERE]





  *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment


(6) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the first contract anniversary;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the second contract anniversary;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday.Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



[GRAPHIC APPEARS HERE]





(7) Required Minimum Distribution Examples


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the GMIB Max IV rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


     (a) 5%; or


   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


   (1) the required minimum distribution amount for 2016 ($6,000) or for 2017 ($7,200), whichever is greater, divided by the sum of (i) the Annual Increase Amount as of September 1, 2016 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


   (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                      ----
          Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract

         Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or

   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
                                         ----
           Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of the 4.5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of
           (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), item (1) above is equal to $7,200 divided by $100,000, or 7.2%.


  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner enrolls in the Automated Required Minimum Distribution
        Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August
        2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
        $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
        Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)


  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner withdraws the$6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 =
        $101,200.


  If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 =
        $100,000.


  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------


  Assume the contract Owner withdraws$7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,388. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000
        - $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,388 ($92,750 increased by 5% per year, compounded annually).

  No Withdrawals
  --------------


  If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

APPENDIX F

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B, and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through H are for the GWB I rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, OR INCOME TAXES AND TAX PENALITIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) cannot be taken as a lump sum.


A. Lifetime Withdrawal Guarantee


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]






                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000




     2. When Withdrawals Do Exceed the Annual Benefit Payment


     a. Lifetime Withdrawal Guarantee II -- Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 and $5,000. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($5,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)


     b. Lifetime Withdrawal Guarantee I -- Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B. Lifetime Withdrawal Guarantee -- Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)



[GRAPHIC APPEARS HERE]






Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068




C. Lifetime Withdrawal Guarantee -- Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



[GRAPHIC APPEARS HERE]





D. How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.


E. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second Purchase Payment) and b) $4,250 (5% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $5,000.


F. How Withdrawals Affect the Annual Benefit Payment

  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.


G. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $85,000 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.


H. Putting It All Together


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your Account Value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000         5,000     45,000      80,000
  5,000         5,000     40,000      75,000
  5,000         5,000     35,000      70,000
  5,000         5,000     30,000      65,000
  5,000         5,000     25,000      60,000
  5,000         5,000     20,000      55,000
  5,000         5,000     15,000      50,000
  5,000         5,000     10,000      45,000
  5,000         5,000      5,000      40,000
  5,000         5,000          0      35,000
  5,000         5,000          0      30,000
  5,000         5,000          0      25,000
  5,000         5,000          0      20,000
  5,000         5,000          0      15,000
      0             0          0      15,000

     2. When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000        10,000     40,000      40,000
  2,000         2,000     38,000      38,000
  2,000         2,000     36,000      36,000
  2,000         2,000     34,000      34,000
  2,000         2,000     32,000      32,000
  2,000         2,000     30,000      30,000
  2,000         2,000     28,000      28,000
  2,000         2,000     26,000      26,000
  2,000         2,000     24,000      24,000
  2,000         2,000     22,000      22,000
  2,000         2,000     20,000      20,000
  2,000         2,000     18,000      18,000
  2,000         2,000     16,000      16,000
  2,000         2,000     14,000      14,000
  2,000         2,000     12,000      12,000

APPENDIX G

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit II. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2018              $100,000
   B    Account Value                                  9/1/2019              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2019           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2020              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2020              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2020              $  9,000
   G    Percentage Reduction in Account                9/2/2020                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2020              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2020           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2020              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2020 and 9/2/2020 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2018              $100,000
   B    Account Value                                       9/1/2019              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2019           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2020              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2020              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2020              $  9,000
   G    Percentage Reduction in Account                     9/2/2020                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2020              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2020           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2020              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2020 and 9/2/2020 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2018             $100,000
    B    Account Value                           9/1/2019 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2019             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2019             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2019          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2020 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2020             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2020          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2020             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2020             $  9,000
    G    Percentage Reduction in Account                 9/2/2020                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2020             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2020          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2020          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2020             $ 99,238
                                                                              (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2020 and 9/2/2020 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT II

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit II rider. Example (7) shows how required minimum distributions affect the Death Benefit Base when the Enhanced Death Benefit II rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
    the Annual Increase Amount from the prior contract anniversary
    --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
    Increase Amount from the prior contract anniversary
    ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 =
    $94,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) The 5% Annual Increase Amount


  Example
  -------


  Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the contract Owner's 91st birthday). At the tenth contract anniversary, when the contract Owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Determining a death benefit based on the Annual Increase Amount
  ---------------------------------------------------------------


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The 5% Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The 5% Annual Increase Amount is also adjusted for any withdrawals made during this period. The 5% Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


  Determining a death benefit based on the Highest Anniversary Value
  ------------------------------------------------------------------


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the contract
    Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


  The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5) The Optional Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The 5% Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.

The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the 5% Annual Increase Amount.


(6) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.


The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The 5% Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, note the Enhanced Death Benefit II rider charge remains at its current level.

(7) Required Minimum Distribution Examples -- Enhanced Death Benefit II


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the Enhanced Death Benefit II rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


     (a) 5%; or


     (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


 (1) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


 (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                    ----
     Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


 (2b) if the contract Owner enrolls in both the Systematic Withdrawal Program
                                       ----
     and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015, (c) is equal to $7,200 divided by $100,000, or 7.2%.


     (i) Withdrawals Through the Automated Required Minimum Distribution
         ---------------------------------------------------------------
Program
-------


If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.


(Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)


     (ii) Withdrawals Outside the Automated Required Minimum Distribution
          ---------------------------------------------------------------
Program
-------


If the contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


     (iii) Withdrawals in Excess of the Required Minimum Distribution Amounts
           ------------------------------------------------------------------


Assume the contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other
Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).


     (iv) No Withdrawals
          --------------


If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C


                                      AND


                       BRIGHTHOUSE LIFE INSURANCE COMPANY


                                    CLASS A


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 30, 2018, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 709-2811.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 2018.


SAI-0418BLICMOA
                                       1

TABLE OF CONTENTS                                  PAGE
  COMPANY.........................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM............................................    3
  CUSTODIAN.......................................    4
  DISTRIBUTION....................................    4
  CALCULATION OF PERFORMANCE INFORMATION..........    5
  Total Return....................................    5
  Historical Unit Values..........................    6
  Reporting Agencies..............................    6
  ANNUITY PROVISIONS..............................    7
  Variable Annuity................................    7
  Fixed Annuity...................................    8
  Mortality and Expense Guarantee.................    8
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS....................................    8
  ADDITIONAL FEDERAL TAX CONSIDERATIONS...........    8
  CONDENSED FINANCIAL INFORMATION.................   12
  FINANCIAL STATEMENTS............................   94

COMPANY


Brighthouse Life Insurance Company (BLIC or the Company), prior to March 6, 2017 known as MetLife Insurance Company USA, is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a direct, wholly-owned subsidiary of Brighthouse Holdings, LLC, an intermediate holding company which is a direct, wholly-owned subsidiary of Brighthouse Financial, Inc., (BHF) a publicly traded company. BHF, through its subsidiaries, is a major provider of life insurance and annuity products. BHF became an independent publicly traded company after the close of business on August 4, 2017; prior to being an independent publicly traded company, BHF, Brighthouse Holdings, LLC, BLIC, and their affiliates were under the ultimate control of MetLife, Inc. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY

MetLife Insurance Company USA: From the close of business on November 14, 2014
-----------------------------
to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

o  MetLife Insurance Company of Connecticut: MetLife Insurance Company of
   ----------------------------------------
     Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.


     o  MetLife Life and Annuity Company of Connecticut: MetLife Life and
        -----------------------------------------------
          Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

o  MetLife Investors USA Insurance Company: MetLife Investors USA Insurance
   ---------------------------------------
     Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

o  MetLife Investors Insurance Company: MetLife Investors Insurance Company
   -----------------------------------
     (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.



     o  MetLife Investors Insurance Company of California: MetLife Investors
        -------------------------------------------------
          Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of Brighthouse Variable Annuity Account C (formerly MetLife Investors Variable Annuity Account One) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.



CUSTODIAN

Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

Currently the contract is not available for new sales.


Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.





                                     Aggregate Amount of
                                     Commissions Retained
               Aggregate Amount of   by Distributor After
               Commissions Paid to   Payments to Selling
 Fiscal year       Distributor              Firms
------------- --------------------- ---------------------
  2017        $599,512,866          $0
  2016        $568,161,672          $0
  2015        $568,720,128          $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2017 ranged from $0 to $13,545,227.* The amount of commissions paid to selected selling firms during 2017 ranged from $0 to $59,616,093. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2017 ranged from $6,041 to $67,159,258.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company of NY (formerly, First MetLife Investors Insurance Company).

The following list sets forth the names of selling firms that received additional compensation in 2017 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


Advisor Group
American Portfolios Financial Services, Inc

Ameriprise Financial Services, Inc.

AXA Network LLC
Cadaret Grant & Co., Inc

Cambridge Investment Research
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC

Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC

CFD Investment, Inc.

Citigroup Global Markets, Inc.

Commonwealth Financial Network
Community America Financial Solutions, LLC
CUNA Brokerage Services
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.

Equity Services, Inc.
First Allied Securities Inc.

Founders Financial Securities, LLC
FSC Securities Corporation

FTB Advisors
Girard Securities, Inc.

H. D. Vest Investment Services, Inc.

Independent Financial Group

Infinex Investments, Inc.
Invest Financial Corp.
Investacorp, Inc.

Investment Centers of America, Inc.
Investment Professionals, Inc.

Janney Montgomery Scott, LLC
Kestra Investment Services, LLC
Key Investment Services LLC

KMS Financial Services

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation

Lincoln Investment Planning Inc.
Merrill Lynch, Inc.

MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
National Planning Holdings
NEXT Financial Group

Parkland Securities, LLC
PFS Investments Inc.

Pioneer Investments

ProEquities, Inc.

Questar Capital Corporation

Raymond James & Associates, Inc.
RBC Wealth Management

Scuddder Investments
Securities American, Inc.
Securities Service Network

Sigma Financial Corporation

Signator Investors, Inc.
SII Investments, Inc.
Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
TFS Securities, Inc.
The Investment Center

U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
ValMark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC

There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, GMIB or GWB rider charge, and/or sales charge. For purposes of calculating performance information, the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of sales charge, GMIB or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition,

VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.

3.8% MEDICARE TAX


The 3.8% so-called Medicare tax described in the Prospectus will result in the following top tax rates on investment income:




 Capital Gains       Ordinary Dividends       Other
---------------     --------------------     ------
     23.8%                 40.8%             40.8%


QUALIFIED CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA

Established by an individual under Section 408(a) or 408(b) of the Code.

SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.


SEP

Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, employer only contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.


401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR
Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.


403(A) ANNUITY PLANS
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.

ROTH ACCOUNTS
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS:

(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000

(3)   401(K): elective contribution: $18,500; catch-up contribution: $6,000

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $18,500; catch-up contribution:
      $6,000

(6)   457(B): elective contribution: $18,500; catch-up contribution: $6,000

Dollar limits are for 2018 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $55,000 or 25% of an employee's compensation for 2018.


ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:

(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN ENTITIES


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2017. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see "FEE TABLES AND EXAMPLES--Separate Account Annual Expenses" for more information. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.




                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2008 to 12/31/2008          31.100451          18.998443        42,786.4157
01/01/2009 to 12/31/2009          18.998443          26.806778        41,928.6600
01/01/2010 to 12/31/2010          26.806778          29.702020        42,200.5953
01/01/2011 to 12/31/2011          29.702020          26.834145        36,738.5544
01/01/2012 to 12/31/2012          26.834145          32.608845        32,256.5565
01/01/2013 to 12/31/2013          32.608845          41.766870        28,825.4744
01/01/2014 to 12/31/2014          41.766870          42.371348        27,044.5580
01/01/2015 to 12/31/2015          42.371348          44.927128        24,239.7488
01/01/2016 to 12/31/2016          44.927128          44.823489        20,415.8128
01/01/2017 to 12/31/2017          44.823489          58.432038        17,677.4386
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          33.801329          17.175219            40.0366
01/01/2009 to 12/31/2009          17.175219          27.468558         5,205.8800
01/01/2010 to 12/31/2010          27.468558          33.340923         5,817.2383
01/01/2011 to 12/31/2011          33.340923          26.730268         5,781.3534
01/01/2012 to 12/31/2012          26.730268          31.320593         5,802.7862
01/01/2013 to 12/31/2013          31.320593          39.837664         8,025.5197
01/01/2014 to 12/31/2014          39.837664          40.339014         6,899.9629
01/01/2015 to 12/31/2015          40.339014          40.103998         5,136.9862
01/01/2016 to 12/31/2016          40.103998          40.598948         4,416.3604
01/01/2017 to 12/31/2017          40.598948          50.680271         3,358.5997
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         192.807148         111.902493         1,062.9484
01/01/2009 to 12/31/2009         111.902493         154.685057         4,621.0700
01/01/2010 to 12/31/2010         154.685057         182.028400         5,344.3124
01/01/2011 to 12/31/2011         182.028400         172.771551         5,214.2552
01/01/2012 to 12/31/2012         172.771551         201.949449         4,853.6556
01/01/2013 to 12/31/2013         201.949449         260.517089         4,270.1944
01/01/2014 to 12/31/2014         260.517089         280.292019         3,342.4322
01/01/2015 to 12/31/2015         280.292019         296.979765         2,944.7234
01/01/2016 to 12/31/2016         296.979765         322.404094         2,781.0176
01/01/2017 to 12/31/2017         322.404094         410.126908         2,609.4954
--------------------------       ----------         ----------        -----------

BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          10.276118          10.666263         5,918.2325
01/01/2013 to 12/31/2013          10.666263          11.754787         5,706.7769
01/01/2014 to 12/31/2014          11.754787          12.511741         5,507.9481
01/01/2015 to 12/31/2015          12.511741          12.477709         5,315.7818
01/01/2016 to 12/31/2016          12.477709          12.816981         5,124.4114
01/01/2017 to 12/31/2017          12.816981          14.439473         4,549.9002
--------------------------       ----------         ----------        -----------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996925           1.044366              0.0000
01/01/2015 to 12/31/2015          1.044366           1.025341              0.0000
01/01/2016 to 12/31/2016          1.025341           1.036943              0.0000
01/01/2017 to 12/31/2017          1.036943           1.187434              0.0000
--------------------------        --------           --------              ------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.217093          11.669944          2,748.1073
01/01/2013 to 12/31/2013         11.669944          11.178774              0.0000
01/01/2014 to 12/31/2014         11.178774          11.527273              0.0000
01/01/2015 to 12/31/2015         11.527273          10.335560              0.0000
01/01/2016 to 12/31/2016         10.335560          11.166402              0.0000
01/01/2017 to 12/31/2017         11.166402          12.157452              0.0000
--------------------------       ---------          ---------          ----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.029713          10.392785         12,272.6775
01/01/2013 to 12/31/2013         10.392785          11.367085         15,358.9995
01/01/2014 to 12/31/2014         11.367085          11.937645         29,868.1422
01/01/2015 to 12/31/2015         11.937645          11.823763         30,333.8351
01/01/2016 to 12/31/2016         11.823763          12.243205         24,842.4114
01/01/2017 to 12/31/2017         12.243205          13.755438         22,491.8846
--------------------------       ---------          ---------         -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         15.465746          19.573675              0.0000
01/01/2010 to 12/31/2010         19.573675          22.469115          1,787.2894
01/01/2011 to 12/31/2011         22.469115          22.801581          7,390.4497
01/01/2012 to 12/31/2012         22.801581          26.347630          8,546.1224
01/01/2013 to 12/31/2013         26.347630          28.562891          3,339.0223
01/01/2014 to 12/31/2014         28.562891          29.254383          2,956.1767
01/01/2015 to 12/31/2015         29.254383          27.832889          2,985.5178
01/01/2016 to 12/31/2016         27.832889          31.454842          3,403.5280
01/01/2017 to 12/31/2017         31.454842          33.609418          2,687.6156
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.463417           7.900983              0.0000
01/01/2009 to 12/31/2009          7.900983          10.391669         20,324.6000
01/01/2010 to 12/31/2010         10.391669          12.003957         20,948.8438
01/01/2011 to 12/31/2011         12.003957          11.215121         20,872.0949
01/01/2012 to 12/31/2012         11.215121          12.981382         20,087.0598
01/01/2013 to 12/31/2013         12.981382          16.669503         20,220.9159
01/01/2014 to 12/31/2014         16.669503          17.369501         19,201.0997
01/01/2015 to 12/31/2015         17.369501          16.876662         18,310.8812
01/01/2016 to 12/31/2016         16.876662          18.236216         17,325.2701
01/01/2017 to 12/31/2017         18.236216          22.229271         16,480.7369
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.056806          10.562285          6,166.2098
01/01/2013 to 12/31/2013         10.562285          11.976961          6,166.2098
01/01/2014 to 12/31/2014         11.976961          13.021373          8,127.7773
01/01/2015 to 12/31/2015         13.021373          12.383433          8,120.8205
01/01/2016 to 12/31/2016         12.383433          13.305704          1,946.8167
01/01/2017 to 12/31/2017         13.305704          15.612032          2,065.3814
--------------------------       ---------          ---------         -----------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008         13.642930           6.281571              0.0000
01/01/2009 to 12/31/2009          6.281571          10.522694          5,310.9900
01/01/2010 to 12/31/2010         10.522694          12.901837         12,518.5864
01/01/2011 to 12/31/2011         12.901837          10.400117         12,711.6509
01/01/2012 to 12/31/2012         10.400117          12.260144         16,433.5012
01/01/2013 to 12/31/2013         12.260144          11.550874         20,644.3768
01/01/2014 to 12/31/2014         11.550874          10.706287         15,761.0100
01/01/2015 to 12/31/2015         10.706287           9.149386         13,900.7161
01/01/2016 to 12/31/2016          9.149386          10.115387         12,076.2639
01/01/2017 to 12/31/2017         10.115387          12.871239          9,899.8721
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.988836           9.803437         20,935.6103
01/01/2012 to 12/31/2012          9.803437          10.147523         28,132.4638
01/01/2013 to 12/31/2013         10.147523          10.178425         26,091.9713
01/01/2014 to 12/31/2014         10.178425          10.199030         30,231.1485
01/01/2015 to 12/31/2015         10.199030          10.049761         31,278.5670
01/01/2016 to 12/31/2016         10.049761          10.276932         22,264.5966
01/01/2017 to 12/31/2017         10.276932          10.325882         27,319.9538
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/03/2010 to 12/31/2010         11.853812          12.313544              0.0000
01/01/2011 to 12/31/2011         12.313544          12.169128              0.0000
01/01/2012 to 12/31/2012         12.169128          13.789504              0.0000
01/01/2013 to 12/31/2013         13.789504          13.814642              0.0000
01/01/2014 to 12/31/2014         13.814642          13.853964              0.0000
01/01/2015 to 12/31/2015         13.853964          13.165326              0.0000
01/01/2016 to 12/31/2016         13.165326          13.168066              0.0000
01/01/2017 to 12/31/2017         13.168066          13.075189              0.0000
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY
MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009          7.528437           9.044594          2,506.0600
01/01/2010 to 12/31/2010          9.044594          10.076946          2,506.0607
01/01/2011 to 12/31/2011         10.076946          10.009350          3,141.1313
01/01/2012 to 12/31/2012         10.009350          11.246275          1,623.1865
01/01/2013 to 12/31/2013         11.246275          14.961980          3,434.3403
01/01/2014 to 12/31/2014         14.961980          16.825396          2,219.0568
01/01/2015 to 12/31/2015         16.825396          17.418788          1,468.5456
01/01/2016 to 12/31/2016         17.418788          18.686036          1,386.0637
01/01/2017 to 12/31/2017         18.686036          22.575256          1,643.3266
--------------------------       ---------          ---------         -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.526342           9.619781              0.0000
01/01/2009 to 12/31/2009          9.619781          12.851514          1,728.3900
01/01/2010 to 12/31/2010         12.851514          14.795142          2,854.5693
01/01/2011 to 12/31/2011         14.795142          13.850666          2,489.8401
01/01/2012 to 12/31/2012         13.850666          17.301970          5,279.0718
01/01/2013 to 12/31/2013         17.301970          17.763825          3,044.2065
01/01/2014 to 12/31/2014         17.763825          19.950287          1,544.5340
01/01/2015 to 12/31/2015         19.950287          19.504216          1,508.5545
01/01/2016 to 12/31/2016         19.504216          19.508073          1,141.9666
01/01/2017 to 12/31/2017         19.508073          21.421862          1,166.0818
--------------------------       ---------          ---------         -----------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.317384           6.656762         10,313.8362
01/01/2012 to 12/31/2012          6.656762           7.821671         10,248.1909
01/01/2013 to 12/31/2013          7.821671          11.292077         17,773.5162
01/01/2014 to 12/31/2014         11.292077          13.311830          4,902.9709
01/01/2015 to 12/31/2015         13.311830          12.666424          4,868.6290
01/01/2016 to 12/31/2016         12.666424          12.895879          4,867.2920
01/01/2017 to 12/31/2017         12.895879          15.140844          4,406.7452
--------------------------       ---------          ---------         -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.485663           4.718497         12,939.1733
01/01/2009 to 12/31/2009          4.718497           6.455025         10,445.9100
01/01/2010 to 12/31/2010          6.455025           6.869855         10,374.9356
01/01/2011 to 04/29/2011          6.869855           7.317895              0.0000
--------------------------       ---------          ---------         -----------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010804           1.051960         59,936.6124
01/01/2013 to 12/31/2013          1.051960           1.062466         57,795.0946
01/01/2014 to 12/31/2014          1.062466           1.112266         55,781.4735
01/01/2015 to 12/31/2015          1.112266           1.056481         53,835.3178
01/01/2016 to 12/31/2016          1.056481           1.170273         78,213.4993
01/01/2017 to 12/31/2017          1.170273           1.276436         61,012.2381
--------------------------       ---------          ---------         -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.697576           7.433188        133,104.0356
01/01/2009 to 12/31/2009          7.433188           9.328693        134,907.8900
01/01/2010 to 12/31/2010          9.328693          10.623664        137,794.1408
01/01/2011 to 12/31/2011         10.623664          10.377726        128,485.8511
01/01/2012 to 12/31/2012         10.377726          12.186151        114,368.7254
01/01/2013 to 12/31/2013         12.186151          16.358979        106,498.1250
01/01/2014 to 12/31/2014         16.358979          17.731033         90,543.1672
01/01/2015 to 12/31/2015         17.731033          16.531252         80,709.9837
01/01/2016 to 12/31/2016         16.531252          19.226694         69,750.6995
01/01/2017 to 12/31/2017         19.226694          22.499859         62,331.7366
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012859           1.054014              0.0000
01/01/2013 to 12/31/2013          1.054014           1.159914              0.0000
01/01/2014 to 12/31/2014          1.159914           1.230324              0.0000
01/01/2015 to 12/31/2015          1.230324           1.230822         13,665.9624
01/01/2016 to 12/31/2016          1.230822           1.255831          6,534.1374
01/01/2017 to 12/31/2017          1.255831           1.452646          6,271.6915
--------------------------       ---------          ---------        ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.497309          10.044224          1,145.2836
01/01/2009 to 12/31/2009         10.044224          12.824836          4,462.5400
01/01/2010 to 12/31/2010         12.824836          15.164072          6,988.7346
01/01/2011 to 12/31/2011         15.164072          13.478085          8,687.6839
01/01/2012 to 12/31/2012         13.478085          15.415906         10,410.3907
01/01/2013 to 12/31/2013         15.415906          20.314577         10,653.7057
01/01/2014 to 12/31/2014         20.314577          21.023143          7,480.8931
01/01/2015 to 12/31/2015         21.023143          19.295762          7,259.2993
01/01/2016 to 12/31/2016         19.295762          24.969214          6,419.1752
01/01/2017 to 12/31/2017         24.969214          25.578526          6,999.7410
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
11/12/2012 to 12/31/2012          0.987770           1.014607              0.0000
01/01/2013 to 12/31/2013          1.014607           1.136240              0.0000
01/01/2014 to 12/31/2014          1.136240           1.230958              0.0000
01/01/2015 to 12/31/2015          1.230958           1.205750              0.0000
01/01/2016 to 12/31/2016          1.205750           1.247686              0.0000
01/01/2017 to 12/31/2017          1.247686           1.429445              0.0000
--------------------------        --------           --------              ------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         18.478148          10.559550        154,566.1810
01/01/2009 to 12/31/2009         10.559550          13.775213        149,892.5400
01/01/2010 to 12/31/2010         13.775213          15.216330        147,619.6761
01/01/2011 to 12/31/2011         15.216330          13.471338        134,017.9496
01/01/2012 to 12/31/2012         13.471338          15.588364        115,253.3315
01/01/2013 to 12/31/2013         15.588364          18.432908         99,060.9903
01/01/2014 to 12/31/2014         18.432908          17.006780         93,389.4553
01/01/2015 to 12/31/2015         17.006780          16.563755         77,971.3517
01/01/2016 to 12/31/2016         16.563755          16.279807         64,940.3318
01/01/2017 to 12/31/2017         16.279807          20.687178         55,215.0291
--------------------------       ---------          ---------        ------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.575168           7.167188        461,278.1288
01/01/2009 to 12/31/2009          7.167188          11.176568        409,553.6100
01/01/2010 to 12/31/2010         11.176568          14.637811        369,966.0743
01/01/2011 to 12/31/2011         14.637811          13.509535        312,159.9584
01/01/2012 to 12/31/2012         13.509535          14.637902        264,176.0562
01/01/2013 to 12/31/2013         14.637902          20.177889        227,099.5945
01/01/2014 to 12/31/2014         20.177889          20.210045        201,184.8745
01/01/2015 to 12/31/2015         20.210045          19.032543        179,185.1507
01/01/2016 to 12/31/2016         19.032543          17.274895        164,788.3800
01/01/2017 to 12/31/2017         17.274895          23.965596        146,805.0931
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         21.468496          12.653064         30,708.4169
01/01/2009 to 12/31/2009         12.653064          17.539462         23,684.9900
01/01/2010 to 12/31/2010         17.539462          20.160891         37,539.2534
01/01/2011 to 12/31/2011         20.160891          18.310395         38,739.4300
01/01/2012 to 12/31/2012         18.310395          21.998936         25,237.3403
01/01/2013 to 12/31/2013         21.998936          27.726873         42,099.7381
01/01/2014 to 12/31/2014         27.726873          28.081184         35,127.2373
01/01/2015 to 12/31/2015         28.081184          28.939337         32,110.2644
01/01/2016 to 12/31/2016         28.939337          28.760701         27,558.2473
01/01/2017 to 12/31/2017         28.760701          38.993754         24,676.5538
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2008 to 12/31/2008         20.939553          11.974627         35,469.7857
01/01/2009 to 12/31/2009         11.974627          15.566243         26,807.9100
01/01/2010 to 12/31/2010         15.566243          16.575788         25,791.4761
01/01/2011 to 04/29/2011         16.575788          18.526753              0.0000
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.999069           6.594248          9,433.9541
01/01/2009 to 12/31/2009          6.594248           8.671323         19,046.4000
01/01/2010 to 12/31/2010          8.671323           9.256428         29,967.0410
01/01/2011 to 12/31/2011          9.256428           8.545263         57,607.0567
01/01/2012 to 12/31/2012          8.545263          10.354716         39,364.2534
01/01/2013 to 04/26/2013         10.354716          11.027414              0.0000
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999884           1.039528              0.0000
01/01/2015 to 12/31/2015          1.039528           0.974279              0.0000
01/01/2016 to 12/31/2016          0.974279           1.073486              0.0000
01/01/2017 to 12/31/2017          1.073486           1.198515              0.0000
--------------------------        --------           --------              ------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         12.114853          13.448768         13,044.2800
01/01/2010 to 12/31/2010         13.448768          14.369890         18,269.4866
01/01/2011 to 12/31/2011         14.369890          15.835954         20,120.6639
01/01/2012 to 12/31/2012         15.835954          17.135005         31,399.9092
01/01/2013 to 12/31/2013         17.135005          15.414170         29,051.7915
01/01/2014 to 12/31/2014         15.414170          15.725891         19,554.9341
01/01/2015 to 12/31/2015         15.725891          15.107893         19,607.8711
01/01/2016 to 12/31/2016         15.107893          15.726608         18,835.6002
01/01/2017 to 12/31/2017         15.726608          16.134602         16,248.5405
--------------------------       ---------          ---------         -----------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.842163          13.780917        303,935.1441
01/01/2009 to 12/31/2009         13.780917          16.127744        306,703.5500
01/01/2010 to 12/31/2010         16.127744          17.297806        290,651.9613
01/01/2011 to 12/31/2011         17.297806          17.695411        260,542.7724
01/01/2012 to 12/31/2012         17.695411          19.171445        205,311.7434
01/01/2013 to 12/31/2013         19.171445          18.645097        168,978.6837
01/01/2014 to 12/31/2014         18.645097          19.262235        144,275.0160
01/01/2015 to 12/31/2015         19.262235          19.100179        123,639.1385
01/01/2016 to 12/31/2016         19.100179          19.432746        106,772.8181
01/01/2017 to 12/31/2017         19.432746          20.135911         94,986.2692
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.832446          11.040610          5,413.8790
01/01/2013 to 12/31/2013         11.040610          10.452423          5,220.4423
01/01/2014 to 12/31/2014         10.452423          11.147103          5,038.5590
01/01/2015 to 12/31/2015         11.147103          11.100296          5,645.0081
01/01/2016 to 12/31/2016         11.100296          11.151324         15,433.5532
01/01/2017 to 12/31/2017         11.151324          11.344660         14,877.9540
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.217629          10.794742              0.0000
01/01/2014 to 12/31/2014         10.794742          11.628254              0.0000
01/01/2015 to 12/31/2015         11.628254          11.385572              0.0000
01/01/2016 to 12/31/2016         11.385572          11.804644            695.4091
01/01/2017 to 12/31/2017         11.804644          13.632952            667.4772
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010837           1.072195         59,578.7168
01/01/2013 to 12/31/2013          1.072195           1.170610         57,449.9986
01/01/2014 to 12/31/2014          1.170610           1.250529         55,448.3999
01/01/2015 to 12/31/2015          1.250529           1.229046         53,513.8654
01/01/2016 to 12/31/2016          1.229046           1.287533         51,587.3568
01/01/2017 to 12/31/2017          1.287533           1.459171         45,803.7759
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009           8.981497          10.805529         1,490.7400
01/01/2010 to 12/31/2010          10.805529          12.025358        12,115.4415
01/01/2011 to 12/31/2011          12.025358          12.050295         9,251.6247
01/01/2012 to 12/31/2012          12.050295          13.482523        20,233.8235
01/01/2013 to 12/31/2013          13.482523          15.097128        20,315.0384
01/01/2014 to 12/31/2014          15.097128          15.839347        20,086.1084
01/01/2015 to 12/31/2015          15.839347          15.396984        17,077.7713
01/01/2016 to 12/31/2016          15.396984          16.149679         5,359.7754
01/01/2017 to 12/31/2017          16.149679          18.552977         7,465.5105
--------------------------        ---------          ---------        -----------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009           8.267853          10.240666         1,568.1100
01/01/2010 to 12/31/2010          10.240666          11.591180           773.0281
01/01/2011 to 12/31/2011          11.591180          11.248582        10,769.5532
01/01/2012 to 12/31/2012          11.248582          12.829437         9,116.5635
01/01/2013 to 12/31/2013          12.829437          15.019799             0.0000
01/01/2014 to 12/31/2014          15.019799          15.693753             0.0000
01/01/2015 to 12/31/2015          15.693753          15.201331             0.0000
01/01/2016 to 12/31/2016          15.201331          16.109560         1,410.2512
01/01/2017 to 12/31/2017          16.109560          19.110145             0.0000
--------------------------        ---------          ---------        -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008          64.937964          41.084187        15,093.6352
01/01/2009 to 12/31/2009          41.084187          48.343683        13,100.7100
01/01/2010 to 12/31/2010          48.343683          56.240351        11,402.8507
01/01/2011 to 12/31/2011          56.240351          53.664240         8,991.4894
01/01/2012 to 12/31/2012          53.664240          62.929968         7,943.5482
01/01/2013 to 12/31/2013          62.929968          83.668687         6,536.4674
01/01/2014 to 12/31/2014          83.668687          94.214690         6,182.7536
01/01/2015 to 12/31/2015          94.214690          90.322923         5,685.8005
01/01/2016 to 12/31/2016          90.322923         104.070157         4,494.4116
01/01/2017 to 12/31/2017         104.070157         121.011556         3,878.7654
--------------------------       ----------         ----------        -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          60.118473          37.952609       646,177.3350
01/01/2009 to 12/31/2009          37.952609          44.553130       561,744.8900
01/01/2010 to 12/31/2010          44.553130          51.694390       489,468.7292
01/01/2011 to 12/31/2011          51.694390          49.202286       421,778.2934
01/01/2012 to 12/31/2012          49.202286          57.554278       349,203.8956
01/01/2013 to 12/31/2013          57.554278          76.341896       291,056.0042
01/01/2014 to 12/31/2014          76.341896          85.748542       251,007.4816
01/01/2015 to 12/31/2015          85.748542          81.974051       225,665.2103
01/01/2016 to 12/31/2016          81.974051          94.239284       201,136.2808
01/01/2017 to 12/31/2017          94.239284         109.280793       176,419.0835
--------------------------       ----------         ----------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2008 to 12/31/2008          13.911860           8.455946        10,375.7319
01/01/2009 to 12/31/2009           8.455946          10.883933         5,048.4600
01/01/2010 to 04/30/2010          10.883933          11.649207             0.0000
--------------------------       ----------         ----------       ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.076643           6.019783          9,620.3883
01/01/2009 to 12/31/2009          6.019783           8.682994          5,486.5100
01/01/2010 to 12/31/2010          8.682994          10.992913          5,465.0041
01/01/2011 to 12/31/2011         10.992913          10.720490          5,445.6141
01/01/2012 to 12/31/2012         10.720490          12.083704          4,559.4565
01/01/2013 to 12/31/2013         12.083704          16.364074          3,481.7642
01/01/2014 to 12/31/2014         16.364074          18.298322          5,186.5698
01/01/2015 to 12/31/2015         18.298322          19.354266          5,174.6034
01/01/2016 to 12/31/2016         19.354266          20.383281          5,161.4243
01/01/2017 to 12/31/2017         20.383281          25.212095          2,125.6242
--------------------------       ---------          ---------          ----------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         28.762743          17.460534        627,224.8699
01/01/2009 to 12/31/2009         17.460534          21.906633        539,896.0500
01/01/2010 to 12/31/2010         21.906633          27.266182        472,643.4225
01/01/2011 to 12/31/2011         27.266182          26.036116        387,699.7466
01/01/2012 to 12/31/2012         26.036116          29.608697        328,168.0769
01/01/2013 to 12/31/2013         29.608697          38.255097        274,176.4139
01/01/2014 to 12/31/2014         38.255097          41.589127        244,595.5879
01/01/2015 to 12/31/2015         41.589127          37.533609        218,410.9291
01/01/2016 to 12/31/2016         37.533609          42.985991        199,776.1456
01/01/2017 to 12/31/2017         42.985991          46.661592        177,460.2593
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         21.732843          12.015162          8,670.8233
01/01/2009 to 12/31/2009         12.015162          14.520845          7,782.1000
01/01/2010 to 12/31/2010         14.520845          15.385763          7,464.5568
01/01/2011 to 12/31/2011         15.385763          12.184473          6,695.3631
01/01/2012 to 12/31/2012         12.184473          14.420567          6,779.0786
01/01/2013 to 12/31/2013         14.420567          16.462985          5,809.6008
01/01/2014 to 12/31/2014         16.462985          15.777930          5,509.9316
01/01/2015 to 12/31/2015         15.777930          15.304934          4,614.0456
01/01/2016 to 12/31/2016         15.304934          15.941841          4,187.8042
01/01/2017 to 12/31/2017         15.941841          21.322316          2,791.1195
--------------------------       ---------          ---------        ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         55.466609          52.980310         11,745.2651
01/01/2009 to 12/31/2009         52.980310          57.356052         22,619.4700
01/01/2010 to 12/31/2010         57.356052          61.459508         14,616.6162
01/01/2011 to 12/31/2011         61.459508          64.782348         15,591.1845
01/01/2012 to 12/31/2012         64.782348          68.908274         13,131.3081
01/01/2013 to 12/31/2013         68.908274          67.636584          9,935.6828
01/01/2014 to 12/31/2014         67.636584          71.630998         10,026.9931
01/01/2015 to 12/31/2015         71.630998          71.266760          9,094.6398
01/01/2016 to 12/31/2016         71.266760          72.688353          9,374.4378
01/01/2017 to 12/31/2017         72.688353          74.848601          9,214.2069
--------------------------       ---------          ---------        ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.705183          12.283077         28,699.6500
01/01/2010 to 12/31/2010         12.283077          14.593026         24,752.5499
01/01/2011 to 12/31/2011         14.593026          13.175303         25,060.5656
01/01/2012 to 12/31/2012         13.175303          14.940733         22,523.9009
01/01/2013 to 12/31/2013         14.940733          19.883628         19,002.2004
01/01/2014 to 12/31/2014         19.883628          21.469580         17,413.6827
01/01/2015 to 12/31/2015         21.469580          22.624545         14,073.0733
01/01/2016 to 12/31/2016         22.624545          22.452172         13,380.0437
01/01/2017 to 12/31/2017         22.452172          29.816281         13,024.2239
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
01/01/2008 to 12/31/2008         17.434652           9.915327         31,665.3122
01/01/2009 to 05/01/2009          9.915327           9.447595              0.0000
--------------------------       ---------           --------         -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.125821          11.318122        199,359.2385
01/01/2009 to 12/31/2009         11.318122          11.250744        121,930.5800
01/01/2010 to 12/31/2010         11.250744          11.155518         69,299.1832
01/01/2011 to 12/31/2011         11.155518          11.061356         63,247.1949
01/01/2012 to 12/31/2012         11.061356          10.967223         31,016.6213
01/01/2013 to 12/31/2013         10.967223          10.874397         16,740.1961
01/01/2014 to 12/31/2014         10.874397          10.782357         14,812.8101
01/01/2015 to 12/31/2015         10.782357          10.691096          7,967.7950
01/01/2016 to 12/31/2016         10.691096          10.612495          7,612.1858
01/01/2017 to 12/31/2017         10.612495          10.589697          6,817.6513
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.723242          15.070902              0.0000
01/01/2015 to 12/31/2015         15.070902          14.855855              0.0000
01/01/2016 to 12/31/2016         14.855855          15.397397              0.0000
01/01/2017 to 12/31/2017         15.397397          16.325789              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.859319           9.330439              0.0000
01/01/2009 to 12/31/2009          9.330439          11.370768         21,612.2700
01/01/2010 to 12/31/2010         11.370768          12.503726         30,941.3601
01/01/2011 to 12/31/2011         12.503726          12.618189         26,320.7824
01/01/2012 to 12/31/2012         12.618189          13.875966         43,070.3191
01/01/2013 to 12/31/2013         13.875966          15.007716         49,165.8507
01/01/2014 to 04/25/2014         15.007716          15.157430              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.366671           9.022149         52,446.0455
01/01/2009 to 12/31/2009          9.022149          11.279399         79,533.8300
01/01/2010 to 12/31/2010         11.279399          12.570692        121,805.4652
01/01/2011 to 12/31/2011         12.570692          12.449936        147,746.5506
01/01/2012 to 12/31/2012         12.449936          13.873973        140,964.9896
01/01/2013 to 12/31/2013         13.873973          15.713490        119,286.1651
01/01/2014 to 04/25/2014         15.713490          15.810452              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         15.156371          15.638579        162,284.4241
01/01/2015 to 12/31/2015         15.638579          15.339804        149,985.3811
01/01/2016 to 12/31/2016         15.339804          16.135909        148,220.5931
01/01/2017 to 12/31/2017         16.135909          17.702404        140,759.1231
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.760291           8.611463         47,365.5203
01/01/2009 to 12/31/2009          8.611463          10.958058         73,586.3600
01/01/2010 to 12/31/2010         10.958058          12.341414        136,093.7861
01/01/2011 to 12/31/2011         12.341414          12.028801        209,704.3707
01/01/2012 to 12/31/2012         12.028801          13.587966        269,526.1653
01/01/2013 to 12/31/2013         13.587966          16.089232        252,128.5699
01/01/2014 to 04/25/2014         16.089232          16.139799              0.0000
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         16.138672          16.778311        210,764.3180
01/01/2015 to 12/31/2015         16.778311          16.425408        144,071.6174
01/01/2016 to 12/31/2016         16.425408          17.443562        128,620.1396
01/01/2017 to 12/31/2017         17.443562          19.844261        120,732.9971
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.431083           8.274323         29,039.7032
01/01/2009 to 12/31/2009          8.274323          10.673651         26,950.9500
01/01/2010 to 12/31/2010         10.673651          12.222635         48,848.1365
01/01/2011 to 12/31/2011         12.222635          11.649974         43,090.3644
01/01/2012 to 12/31/2012         11.649974          13.366682         44,864.1740
01/01/2013 to 12/31/2013         13.366682          16.688120         44,292.5357
01/01/2014 to 04/25/2014         16.688120          16.649537              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.999069           7.060359          6,333.5947
01/01/2009 to 12/31/2009          7.060359           8.999364         23,170.6400
01/01/2010 to 12/31/2010          8.999364           9.819603         28,359.2386
01/01/2011 to 12/31/2011          9.819603           9.565268         21,201.1862
01/01/2012 to 12/31/2012          9.565268          11.013070         18,532.7385
01/01/2013 to 04/26/2013         11.013070          11.876899              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         16.636599          17.395764         43,426.3542
01/01/2015 to 12/31/2015         17.395764          16.955995         42,195.9731
01/01/2016 to 12/31/2016         16.955995          18.181123         39,625.8415
01/01/2017 to 12/31/2017         18.181123          21.481956         38,861.5033
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         10.743279          14.356567            485.0500
01/01/2010 to 12/31/2010         14.356567          17.450652            747.5183
01/01/2011 to 12/31/2011         17.450652          14.491116          1,556.9384
01/01/2012 to 12/31/2012         14.491116          16.940284          2,954.4441
01/01/2013 to 12/31/2013         16.940284          21.433130          3,648.4467
01/01/2014 to 12/31/2014         21.433130          19.829049          1,473.7089
01/01/2015 to 12/31/2015         19.829049          20.792750          1,449.9814
01/01/2016 to 12/31/2016         20.792750          21.817959          1,425.7115
01/01/2017 to 12/31/2017         21.817959          28.220544            738.1170
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A))
05/02/2016 to 12/31/2016         61.337362          62.773001         45,103.0532
01/01/2017 to 12/31/2017         62.773001          74.111957         38,494.0377
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS A))
01/01/2008 to 12/31/2008         22.010585          14.657668          2,433.8196
01/01/2009 to 12/31/2009         14.657668          18.004991        263,640.1200
01/01/2010 to 12/31/2010         18.004991          20.748686        237,532.5274
01/01/2011 to 12/31/2011         20.748686          19.637895        207,512.3075
01/01/2012 to 12/31/2012         19.637895          21.532914        173,693.8343
01/01/2013 to 12/31/2013         21.532914          28.412653        140,376.9201
01/01/2014 to 12/31/2014         28.412653          31.315467        112,238.1747
01/01/2015 to 12/31/2015         31.315467          31.070063         95,164.3335
01/01/2016 to 04/29/2016         31.070063          31.330916              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B) AND BEFORE THAT METROPOLITAN SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.011537           7.688459        590,729.8696
01/01/2009 to 05/01/2009          7.688459           7.616060              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         15.509169           9.310002        371,250.6610
01/01/2009 to 12/31/2009          9.310002          12.169289        310,128.2700
01/01/2010 to 12/31/2010         12.169289          13.492168        284,861.3081
01/01/2011 to 12/31/2011         13.492168          12.819126        239,424.9065
01/01/2012 to 12/31/2012         12.819126          14.324438        207,011.2911
01/01/2013 to 12/31/2013         14.324438          18.965264        171,667.1632
01/01/2014 to 12/31/2014         18.965264          20.769184        144,794.1530
01/01/2015 to 12/31/2015         20.769184          21.060154        125,272.0936
01/01/2016 to 12/31/2016         21.060154          22.375408        119,587.5428
01/01/2017 to 12/31/2017         22.375408          26.384108        107,244.7380
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.284962           9.616591         52,806.0793
01/01/2009 to 12/31/2009          9.616591          13.307576         44,947.4500
01/01/2010 to 12/31/2010         13.307576          14.687819         41,373.9244
01/01/2011 to 12/31/2011         14.687819          14.596050         37,484.7411
01/01/2012 to 12/31/2012         14.596050          16.723275         46,229.7761
01/01/2013 to 12/31/2013         16.723275          22.672547         38,601.9614
01/01/2014 to 12/31/2014         22.672547          24.446200         31,999.5190
01/01/2015 to 12/31/2015         24.446200          26.793996         26,686.3568
01/01/2016 to 12/31/2016         26.793996          26.532725         24,390.0087
01/01/2017 to 12/31/2017         26.532725          36.039881         19,595.9231
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.718882           5.745515         41,079.2153
01/01/2009 to 12/31/2009          5.745515           8.186557         39,704.5400
01/01/2010 to 12/31/2010          8.186557           8.880029         39,672.6724
01/01/2011 to 12/31/2011          8.880029           8.683459         34,787.6702
01/01/2012 to 04/27/2012          8.683459           9.786363              0.0000
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.594040           6.746919         15,683.1373
01/01/2009 to 12/31/2009          6.746919           8.675092         16,336.6400
01/01/2010 to 12/31/2010          8.675092          11.298050         16,477.8377
01/01/2011 to 12/31/2011         11.298050          11.510173         15,109.4493
01/01/2012 to 12/31/2012         11.510173          12.655520         13,494.7742
01/01/2013 to 12/31/2013         12.655520          18.619277         13,496.8956
01/01/2014 to 12/31/2014         18.619277          18.634275         12,144.1947
01/01/2015 to 12/31/2015         18.634275          18.740263         10,793.0760
01/01/2016 to 12/31/2016         18.740263          19.705328         10,928.5210
01/01/2017 to 12/31/2017         19.705328          24.752457          7,539.8689
--------------------------       ---------          ---------         -----------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
04/29/2013 to 12/31/2013         18.214365          17.520810              0.0000
01/01/2014 to 12/31/2014         17.520810          18.320999          1,707.6830
01/01/2015 to 12/31/2015         18.320999          18.155705          1,882.6920
01/01/2016 to 12/31/2016         18.155705          18.377635          6,636.9449
01/01/2017 to 12/31/2017         18.377635          18.757790          5,453.2447
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.628272          10.492861        511,854.0469
01/01/2009 to 12/31/2009         10.492861          12.308364        478,165.4000
01/01/2010 to 12/31/2010         12.308364          13.399970        441,153.8333
01/01/2011 to 12/31/2011         13.399970          13.573618        364,787.7394
01/01/2012 to 12/31/2012         13.573618          14.980054        324,199.2627
01/01/2013 to 12/31/2013         14.980054          17.630729        250,969.1854
01/01/2014 to 12/31/2014         17.630729          18.943594        222,453.2843
01/01/2015 to 12/31/2015         18.943594          18.708212        195,627.0273
01/01/2016 to 12/31/2016         18.708212          20.205046        180,503.8407
01/01/2017 to 12/31/2017         20.205046          22.472245        157,886.1300
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.865709          11.805845          3,478.1709
01/01/2009 to 12/31/2009         11.805845          14.115578         23,979.4300
01/01/2010 to 12/31/2010         14.115578          15.560798         33,154.8295
01/01/2011 to 12/31/2011         15.560798          15.527958         34,116.3450
01/01/2012 to 12/31/2012         15.527958          17.908254         31,438.5776
01/01/2013 to 12/31/2013         17.908254          24.040070         81,232.9378
01/01/2014 to 12/31/2014         24.040070          26.354188         67,908.4607
01/01/2015 to 12/31/2015         26.354188          26.035893         64,438.2895
01/01/2016 to 12/31/2016         26.035893          29.454318         56,342.8361
01/01/2017 to 12/31/2017         29.454318          34.340596         54,803.1840
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.999069           6.625236         26,938.5909
01/01/2009 to 12/31/2009          6.625236           8.203846        127,735.9500
01/01/2010 to 12/31/2010          8.203846           9.031096        146,089.9046
01/01/2011 to 12/31/2011          9.031096           8.905852        128,693.7970
01/01/2012 to 12/31/2012          8.905852          10.058902        100,567.5999
01/01/2013 to 04/26/2013         10.058902          11.037895              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.589856          22.047195         18,047.3963
01/01/2014 to 12/31/2014         22.047195          21.794942         17,000.0155
01/01/2015 to 12/31/2015         21.794942          21.692591         14,234.3031
01/01/2016 to 12/31/2016         21.692591          25.465371         12,207.6617
01/01/2017 to 12/31/2017         25.465371          29.161204          9,561.3402
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         16.229602           9.928645         31,061.5290
01/01/2009 to 12/31/2009          9.928645          13.463646         26,318.1200
01/01/2010 to 12/31/2010         13.463646          16.401324         26,836.1574
01/01/2011 to 12/31/2011         16.401324          15.404795         25,210.6979
01/01/2012 to 12/31/2012         15.404795          16.081098         22,005.8828
01/01/2013 to 04/26/2013         16.081098          17.466846              0.0000
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.985537           9.192641         60,384.9722
01/01/2009 to 12/31/2009          9.192641          13.037536         49,176.6100
01/01/2010 to 12/31/2010         13.037536          15.091688         44,043.0757
01/01/2011 to 12/31/2011         15.091688          14.764422         40,589.0453
01/01/2012 to 12/31/2012         14.764422          17.372531         37,463.3054
01/01/2013 to 12/31/2013         17.372531          23.903536         35,345.3947
01/01/2014 to 12/31/2014         23.903536          25.793077         28,841.6896
01/01/2015 to 12/31/2015         25.793077          28.263333         26,518.6689
01/01/2016 to 12/31/2016         28.263333          28.453364         24,581.2057
01/01/2017 to 12/31/2017         28.453364          37.657808         22,110.0350
--------------------------       ---------          ---------         -----------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         16.883425          10.660568         14,729.7247
01/01/2009 to 12/31/2009         10.660568          14.654190         13,143.9500
01/01/2010 to 12/31/2010         14.654190          19.566718         12,433.4536
01/01/2011 to 12/31/2011         19.566718          19.682243         10,411.6376
01/01/2012 to 12/31/2012         19.682243          22.619391          8,702.9644
01/01/2013 to 12/31/2013         22.619391          32.334622          8,458.9355
01/01/2014 to 12/31/2014         32.334622          34.191868          7,728.5799
01/01/2015 to 12/31/2015         34.191868          34.737789          6,868.1436
01/01/2016 to 12/31/2016         34.737789          38.398799          6,088.1890
01/01/2017 to 12/31/2017         38.398799          46.654559          5,076.2601
--------------------------       ---------          ---------         -----------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010         16.042921          19.039731              0.0000
01/01/2011 to 12/31/2011         19.039731          15.730986              0.0000
01/01/2012 to 12/31/2012         15.730986          15.999305              0.0000
01/01/2013 to 12/31/2013         15.999305          17.570042              0.0000
01/01/2014 to 12/31/2014         17.570042          14.142127              0.0000
01/01/2015 to 12/31/2015         14.142127           9.429008              0.0000
01/01/2016 to 12/31/2016          9.429008          13.438560              0.0000
01/01/2017 to 12/31/2017         13.438560          13.226374              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         35.536161          37.029617          2,884.8452
01/01/2017 to 12/31/2017         37.029617          39.737681          2,643.1149
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         21.337554          18.883922          6,115.3321
01/01/2009 to 12/31/2009         18.883922          24.919424          5,750.5800
01/01/2010 to 12/31/2010         24.919424          27.716909          7,007.1907
01/01/2011 to 12/31/2011         27.716909          28.480181          7,159.6539
01/01/2012 to 12/31/2012         28.480181          31.520534         11,918.9850
01/01/2013 to 12/31/2013         31.520534          31.736533          5,648.9834
01/01/2014 to 12/31/2014         31.736533          32.910285          5,361.0853
01/01/2015 to 12/31/2015         32.910285          32.208965          5,117.0941
01/01/2016 to 04/29/2016         32.208965          33.096994              0.0000
--------------------------       ---------          ---------         -----------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         33.758718          35.143047        190,405.7758
01/01/2017 to 12/31/2017         35.143047          37.610522        166,643.4711
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         20.162294          16.272209        646,951.4709
01/01/2009 to 12/31/2009         16.272209          22.067515        551,079.0500
01/01/2010 to 12/31/2010         22.067515          24.717744        447,284.2618
01/01/2011 to 12/31/2011         24.717744          25.601783        380,330.4313
01/01/2012 to 12/31/2012         25.601783          28.670493        330,279.1849
01/01/2013 to 12/31/2013         28.670493          30.696071        279,545.2532
01/01/2014 to 12/31/2014         30.696071          31.906008        243,207.9544
01/01/2015 to 12/31/2015         31.906008          30.948108        218,287.8453
01/01/2016 to 04/29/2016         30.948108          31.946432              0.0000
--------------------------       ---------          ---------        ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2008 to 12/31/2008         16.765432           9.910935         53,374.1063
01/01/2009 to 12/31/2009          9.910935          13.467231         47,347.5700
01/01/2010 to 12/31/2010         13.467231          14.475862         42,351.6231
01/01/2011 to 12/31/2011         14.475862          12.827132         38,518.3718
01/01/2012 to 12/31/2012         12.827132          15.036889         27,197.3952
01/01/2013 to 12/31/2013         15.036889          18.334466         24,855.3054
01/01/2014 to 12/31/2014         18.334466          16.155646         19,243.5814
01/01/2015 to 12/31/2015         16.155646          14.978889         18,811.2872
01/01/2016 to 12/31/2016         14.978889          15.917778         17,491.1566
01/01/2017 to 12/31/2017         15.917778          18.418132         16,988.3632
--------------------------       ---------          ---------        ------------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2008 to 12/31/2008         16.894721          11.534720        140,896.8309
01/01/2009 to 12/31/2009         11.534720          14.576600        108,341.6300
01/01/2010 to 12/31/2010         14.576600          16.275309        100,743.9554
01/01/2011 to 12/31/2011         16.275309          16.447930         86,092.7418
01/01/2012 to 12/31/2012         16.447930          19.456199         60,672.1944
01/01/2013 to 12/31/2013         19.456199          25.545007         40,608.6109
01/01/2014 to 12/31/2014         25.545007          28.535538         35,343.6875
01/01/2015 to 12/31/2015         28.535538          27.433128         26,089.3889
01/01/2016 to 12/31/2016         27.433128          30.912183         24,400.1662
01/01/2017 to 12/31/2017         30.912183          36.405306         20,673.0747

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2008 to 12/31/2008          30.770328          18.777897       197,092.9401
01/01/2009 to 12/31/2009          18.777897          26.469113       364,791.9400
01/01/2010 to 12/31/2010          26.469113          29.298602       515,235.0504
01/01/2011 to 12/31/2011          29.298602          26.443255       606,943.9170
01/01/2012 to 12/31/2012          26.443255          32.101565       552,288.0065
01/01/2013 to 12/31/2013          32.101565          41.076050       505,393.6487
01/01/2014 to 12/31/2014          41.076050          41.628872       472,904.3224
01/01/2015 to 12/31/2015          41.628872          44.095742       426,683.3284
01/01/2016 to 12/31/2016          44.095742          43.950053       406,287.4938
01/01/2017 to 12/31/2017          43.950053          57.236373       345,524.2022
--------------------------        ---------          ---------       ------------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          33.464894          16.992711        28,562.4325
01/01/2009 to 12/31/2009          16.992711          27.149527        99,860.4300
01/01/2010 to 12/31/2010          27.149527          32.920793       134,786.6688
01/01/2011 to 12/31/2011          32.920793          26.367076       183,217.1922
01/01/2012 to 12/31/2012          26.367076          30.863996       171,468.0248
01/01/2013 to 12/31/2013          30.863996          39.217696       155,508.8223
01/01/2014 to 12/31/2014          39.217696          39.671535       147,650.7518
01/01/2015 to 12/31/2015          39.671535          39.400957       132,250.8911
01/01/2016 to 12/31/2016          39.400957          39.847362       129,309.5959
01/01/2017 to 12/31/2017          39.847362          49.692514       112,773.9349
--------------------------        ---------          ---------       ------------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         188.190612         109.148895        19,469.1387
01/01/2009 to 12/31/2009         109.148895         150.727907        79,436.1300
01/01/2010 to 12/31/2010         150.727907         177.194644       102,573.2508
01/01/2011 to 12/31/2011         177.194644         168.015813       113,627.5949
01/01/2012 to 12/31/2012         168.015813         196.193308       106,289.2324
01/01/2013 to 12/31/2013         196.193308         252.838779        95,208.6894
01/01/2014 to 12/31/2014         252.838779         271.758949        87,269.3973
01/01/2015 to 12/31/2015         271.758949         287.650827        79,472.6983
01/01/2016 to 12/31/2016         287.650827         311.964466        71,530.6307
01/01/2017 to 12/31/2017         311.964466         396.451538        60,730.8170
--------------------------       ----------         ----------       ------------

BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          10.265760          10.648365       217,313.8510
01/01/2013 to 12/31/2013          10.648365          11.723335       252,156.2387
01/01/2014 to 12/31/2014          11.723335          12.465792       245,658.3428
01/01/2015 to 12/31/2015          12.465792          12.419456       233,764.1792
01/01/2016 to 12/31/2016          12.419456          12.744396       210,355.3940
01/01/2017 to 12/31/2017          12.744396          14.343393       188,431.0502
--------------------------       ----------         ----------       ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014           0.996912           1.043645             0.0000
01/01/2015 to 12/31/2015           1.043645           1.023609             0.0000
01/01/2016 to 12/31/2016           1.023609           1.034157             0.0000
01/01/2017 to 12/31/2017           1.034157           1.183064             0.0000
--------------------------       ----------         ----------       ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          11.205488          11.650051        29,515.1989
01/01/2013 to 12/31/2013          11.650051          11.148560        30,892.3642
01/01/2014 to 12/31/2014          11.148560          11.484625        30,715.3466
01/01/2015 to 12/31/2015          11.484625          10.287018        27,521.1488
01/01/2016 to 12/31/2016          10.287018          11.102852        26,079.4766
01/01/2017 to 12/31/2017          11.102852          12.076216        25,129.2939
--------------------------       ----------         ----------       ------------


                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.019602          10.375344          509,689.2029
01/01/2013 to 12/31/2013         10.375344          11.336668          426,896.2087
01/01/2014 to 12/31/2014         11.336668          11.893802          413,346.6804
01/01/2015 to 12/31/2015         11.893802          11.768558          388,743.9633
01/01/2016 to 12/31/2016         11.768558          12.173862          379,523.8333
01/01/2017 to 12/31/2017         12.173862          13.663902          328,900.9360
--------------------------       ---------          ---------          ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         15.270801          19.314209            3,628.3900
01/01/2010 to 12/31/2010         19.314209          22.149122           10,629.3652
01/01/2011 to 12/31/2011         22.149122          22.454444           22,839.5763
01/01/2012 to 12/31/2012         22.454444          25.920444           34,693.5740
01/01/2013 to 12/31/2013         25.920444          28.071708           29,963.4304
01/01/2014 to 12/31/2014         28.071708          28.722571           29,492.9182
01/01/2015 to 12/31/2015         28.722571          27.299593           29,251.3016
01/01/2016 to 12/31/2016         27.299593          30.821321           28,167.5173
01/01/2017 to 12/31/2017         30.821321          32.899684           20,986.7172
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.420976           7.868158           37,521.1744
01/01/2009 to 12/31/2009          7.868158          10.338150           80,140.9500
01/01/2010 to 12/31/2010         10.338150          11.930210           95,614.2990
01/01/2011 to 12/31/2011         11.930210          11.135096          113,041.6748
01/01/2012 to 12/31/2012         11.135096          12.875808          122,870.5110
01/01/2013 to 12/31/2013         12.875808          16.517418          126,654.7450
01/01/2014 to 12/31/2014         16.517418          17.193822          136,027.2537
01/01/2015 to 12/31/2015         17.193822          16.689262          107,440.8443
01/01/2016 to 12/31/2016         16.689262          18.015696          103,957.4112
01/01/2017 to 12/31/2017         18.015696          21.938592           77,300.9546
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.046669          10.544562        1,123,849.8837
01/01/2013 to 12/31/2013         10.544562          11.944916        1,269,007.1910
01/01/2014 to 12/31/2014         11.944916          12.973554        1,207,807.1695
01/01/2015 to 12/31/2015         12.973554          12.325620        1,166,223.5102
01/01/2016 to 12/31/2016         12.325620          13.230351        1,139,110.7408
01/01/2017 to 12/31/2017         13.230351          15.508154        1,096,658.2990
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/ABERDEEN
EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008         13.615629           6.264735           16,101.0419
01/01/2009 to 12/31/2009          6.264735          10.484007           61,231.8300
01/01/2010 to 12/31/2010         10.484007          12.841577          110,555.9205
01/01/2011 to 12/31/2011         12.841577          10.341202          151,606.5676
01/01/2012 to 12/31/2012         10.341202          12.178447          133,583.9600
01/01/2013 to 12/31/2013         12.178447          11.462429          162,178.0472
01/01/2014 to 12/31/2014         11.462429          10.613681          167,456.6720
01/01/2015 to 12/31/2015         10.613681           9.061167          161,645.3494
01/01/2016 to 12/31/2016          9.061167          10.007844          149,765.9805
01/01/2017 to 12/31/2017         10.007844          12.721718          134,432.6509
--------------------------       ---------          ---------        --------------


                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.988699           9.796803         97,822.5430
01/01/2012 to 12/31/2012          9.796803          10.130466        190,305.0713
01/01/2013 to 12/31/2013         10.130466          10.151159        353,453.1666
01/01/2014 to 12/31/2014         10.151159          10.161540        408,253.9112
01/01/2015 to 12/31/2015         10.161540          10.002811        469,032.8951
01/01/2016 to 12/31/2016         10.002811          10.218697        453,394.8476
01/01/2017 to 12/31/2017         10.218697          10.257135        452,159.0204
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/03/2010 to 12/31/2010         11.841875          12.292994         12,066.5288
01/01/2011 to 12/31/2011         12.292994          12.136705         24,484.1249
01/01/2012 to 12/31/2012         12.136705          13.738947         40,619.0351
01/01/2013 to 12/31/2013         13.738947          13.750233         40,669.2557
01/01/2014 to 12/31/2014         13.750233          13.775585         43,474.7939
01/01/2015 to 12/31/2015         13.775585          13.077750         49,623.9193
01/01/2016 to 12/31/2016         13.077750          13.067397         47,756.0685
01/01/2017 to 12/31/2017         13.067397          12.962294         46,614.6410
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY
MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009          7.445105           8.938588         21,346.4500
01/01/2010 to 12/31/2010          8.938588           9.948894         52,382.3184
01/01/2011 to 12/31/2011          9.948894           9.872297         81,467.0797
01/01/2012 to 12/31/2012          9.872297          11.081143         87,326.7301
01/01/2013 to 12/31/2013         11.081143          14.727565         84,528.6719
01/01/2014 to 12/31/2014         14.727565          16.545235         75,645.1927
01/01/2015 to 12/31/2015         16.545235          17.111624         66,489.3201
01/01/2016 to 12/31/2016         17.111624          18.338179         64,909.1859
01/01/2017 to 12/31/2017         18.338179          22.132931         61,892.1639
--------------------------       ---------          ---------        ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.456458           9.574904         10,720.5123
01/01/2009 to 12/31/2009          9.574904          12.778769         11,165.6700
01/01/2010 to 12/31/2010         12.778769          14.696713         14,346.9472
01/01/2011 to 12/31/2011         14.696713          13.744790         26,204.9073
01/01/2012 to 12/31/2012         13.744790          17.152468         27,434.4834
01/01/2013 to 12/31/2013         17.152468          17.592724         31,090.2447
01/01/2014 to 12/31/2014         17.592724          19.738384         27,923.4913
01/01/2015 to 12/31/2015         19.738384          19.277756         26,502.1547
01/01/2016 to 12/31/2016         19.277756          19.262308         25,474.5703
01/01/2017 to 12/31/2017         19.262308          21.130910         26,315.7329
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.277183           6.615796         19,408.5226
01/01/2012 to 12/31/2012          6.615796           7.765725         21,890.2054
01/01/2013 to 12/31/2013          7.765725          11.200113         37,759.4648
01/01/2014 to 12/31/2014         11.200113          13.190223         36,755.6881
01/01/2015 to 12/31/2015         13.190223          12.538160         47,779.3037
01/01/2016 to 12/31/2016         12.538160          12.752529         44,762.1893
01/01/2017 to 12/31/2017         12.752529          14.957625         33,681.9835
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.462963           4.703540              0.0000
01/01/2009 to 12/31/2009          4.703540           6.428128              0.0000
01/01/2010 to 12/31/2010          6.428128           6.834396              0.0000
01/01/2011 to 04/29/2011          6.834396           7.277752              0.0000
--------------------------       ---------          ---------        ------------


                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010788           1.051237          503,067.3706
01/01/2013 to 12/31/2013          1.051237           1.060675          604,872.2632
01/01/2014 to 12/31/2014          1.060675           1.109281          697,730.1443
01/01/2015 to 12/31/2015          1.109281           1.052592          618,994.1605
01/01/2016 to 12/31/2016          1.052592           1.164800          677,397.2666
01/01/2017 to 12/31/2017          1.164800           1.269200          752,128.4717
--------------------------        --------           --------          ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.666352           7.405894        1,005,413.5891
01/01/2009 to 12/31/2009          7.405894           9.286386        1,239,941.8700
01/01/2010 to 12/31/2010          9.286386          10.567034        1,341,700.4389
01/01/2011 to 12/31/2011         10.567034          10.314166        1,296,729.5702
01/01/2012 to 12/31/2012         10.314166          12.108316        1,121,740.4722
01/01/2013 to 12/31/2013         12.108316          16.238772        1,010,710.3536
01/01/2014 to 12/31/2014         16.238772          17.583149          917,404.8881
01/01/2015 to 12/31/2015         17.583149          16.376979          850,167.6588
01/01/2016 to 12/31/2016         16.376979          19.028229          776,334.3640
01/01/2017 to 12/31/2017         19.028229          22.245426          685,468.2070
--------------------------       ---------          ---------        --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012842           1.053290          382,578.6060
01/01/2013 to 12/31/2013          1.053290           1.157959          545,882.7487
01/01/2014 to 12/31/2014          1.157959           1.227023          617,995.3042
01/01/2015 to 12/31/2015          1.227023           1.226291          621,898.5379
01/01/2016 to 12/31/2016          1.226291           1.249958          703,226.2312
01/01/2017 to 12/31/2017          1.249958           1.444413          723,909.5283
--------------------------       ---------          ---------        --------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.456994          10.007427           13,265.8411
01/01/2009 to 12/31/2009         10.007427          12.765074           40,210.0900
01/01/2010 to 12/31/2010         12.765074          15.078338           55,876.2016
01/01/2011 to 12/31/2011         15.078338          13.388505           61,863.3486
01/01/2012 to 12/31/2012         13.388505          15.298062           56,060.4333
01/01/2013 to 12/31/2013         15.298062          20.139153           64,078.8100
01/01/2014 to 12/31/2014         20.139153          20.820765           64,735.1518
01/01/2015 to 12/31/2015         20.820765          19.090902           62,485.3778
01/01/2016 to 12/31/2016         19.090902          24.679442           55,589.3436
01/01/2017 to 12/31/2017         24.679442          25.256482           56,882.4383
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.821049          11.349208            4,361.2837
01/01/2014 to 12/31/2014         11.349208          12.283004            4,269.4635
01/01/2015 to 12/31/2015         12.283004          12.019440           35,228.6603
01/01/2016 to 12/31/2016         12.019440          12.425043           58,403.9249
01/01/2017 to 12/31/2017         12.425043          14.220906           56,747.9416
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         18.476214          10.547833          234,096.7201
01/01/2009 to 12/31/2009         10.547833          13.746171          269,042.8000
01/01/2010 to 12/31/2010         13.746171          15.169092          357,829.1781
01/01/2011 to 12/31/2011         15.169092          13.416105          402,305.8166
01/01/2012 to 12/31/2012         13.416105          15.508856          367,498.3451
01/01/2013 to 12/31/2013         15.508856          18.320569          396,099.0157
01/01/2014 to 12/31/2014         18.320569          16.886228          389,785.6680
01/01/2015 to 12/31/2015         16.886228          16.429896          346,013.7879
01/01/2016 to 12/31/2016         16.429896          16.132099          330,534.1466
01/01/2017 to 12/31/2017         16.132099          20.479066          302,893.5297
--------------------------       ---------          ---------        --------------


                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.501893           7.121331        314,628.6376
01/01/2009 to 12/31/2009          7.121331          11.093963        415,270.1600
01/01/2010 to 12/31/2010         11.093963          14.515122        456,943.1328
01/01/2011 to 12/31/2011         14.515122          13.382932        487,959.1410
01/01/2012 to 12/31/2012         13.382932          14.486152        461,808.7280
01/01/2013 to 12/31/2013         14.486152          19.948765        424,127.9257
01/01/2014 to 12/31/2014         19.948765          19.960577        383,981.7315
01/01/2015 to 12/31/2015         19.960577          18.778808        368,079.5804
01/01/2016 to 12/31/2016         18.778808          17.027550        353,438.7921
01/01/2017 to 12/31/2017         17.027550          23.598934        300,275.6163
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         21.237224          12.504179        160,036.3232
01/01/2009 to 12/31/2009         12.504179          17.315753        171,426.8400
01/01/2010 to 12/31/2010         17.315753          19.883874        178,828.6041
01/01/2011 to 12/31/2011         19.883874          18.040774        179,458.4332
01/01/2012 to 12/31/2012         18.040774          21.653231        149,717.0790
01/01/2013 to 12/31/2013         21.653231          27.263895        302,435.6555
01/01/2014 to 12/31/2014         27.263895          27.584684        268,843.6204
01/01/2015 to 12/31/2015         27.584684          28.399243        242,603.0200
01/01/2016 to 12/31/2016         28.399243          28.195725        231,834.6987
01/01/2017 to 12/31/2017         28.195725          38.189695        201,028.0752
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2008 to 12/31/2008         19.324014          11.039651        210,180.6998
01/01/2009 to 12/31/2009         11.039651          14.336489        191,482.0300
01/01/2010 to 12/31/2010         14.336489          15.251033        173,332.6042
01/01/2011 to 04/29/2011         15.251033          17.040521              0.0000
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998959           6.589701         70,643.1082
01/01/2009 to 12/31/2009          6.589701           8.656683        175,511.1300
01/01/2010 to 12/31/2010          8.656683           9.231572        232,228.9954
01/01/2011 to 12/31/2011          9.231572           8.513807        506,962.5030
01/01/2012 to 12/31/2012          8.513807          10.306238        435,040.0193
01/01/2013 to 04/26/2013         10.306238          10.972296              0.0000
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999870           1.038810              0.0000
01/01/2015 to 12/31/2015          1.038810           0.972633              0.0000
01/01/2016 to 12/31/2016          0.972633           1.070601        122,998.5707
01/01/2017 to 12/31/2017          1.070601           1.194103        119,056.9015
--------------------------       ---------          ---------        ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         12.042214          13.359313         98,105.0100
01/01/2010 to 12/31/2010         13.359313          14.260043        320,198.5640
01/01/2011 to 12/31/2011         14.260043          15.699244        447,077.6507
01/01/2012 to 12/31/2012         15.699244          16.970014        522,361.7454
01/01/2013 to 12/31/2013         16.970014          15.250482        613,532.5317
01/01/2014 to 12/31/2014         15.250482          15.543339        561,180.3291
01/01/2015 to 12/31/2015         15.543339          14.917582        520,059.7295
01/01/2016 to 12/31/2016         14.917582          15.512982        483,261.6820
01/01/2017 to 12/31/2017         15.512982          15.899571        498,463.2347
--------------------------       ---------          ---------        ------------


                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.747193          13.672654          758,991.6608
01/01/2009 to 12/31/2009         13.672654          15.985061        1,359,657.8700
01/01/2010 to 12/31/2010         15.985061          17.127641        1,947,045.3733
01/01/2011 to 12/31/2011         17.127641          17.503870        2,231,861.4543
01/01/2012 to 12/31/2012         17.503870          18.944875        2,147,809.3390
01/01/2013 to 12/31/2013         18.944875          18.406327        2,202,784.4301
01/01/2014 to 12/31/2014         18.406327          18.996557        2,105,129.8006
01/01/2015 to 12/31/2015         18.996557          18.817905        1,939,756.6493
01/01/2016 to 12/31/2016         18.817905          19.126422        1,840,390.0538
01/01/2017 to 12/31/2017         19.126422          19.798749        1,809,717.4576
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.821534          11.022088           47,293.0121
01/01/2013 to 12/31/2013         11.022088          10.424455           41,874.7234
01/01/2014 to 12/31/2014         10.424455          11.106166           38,648.5292
01/01/2015 to 12/31/2015         11.106166          11.048475           41,940.0132
01/01/2016 to 12/31/2016         11.048475          11.088172           45,672.8838
01/01/2017 to 12/31/2017         11.088172          11.269169           41,604.8361
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.217350          10.787177           44,091.5184
01/01/2014 to 12/31/2014         10.787177          11.608490           44,273.3946
01/01/2015 to 12/31/2015         11.608490          11.354856          124,579.3683
01/01/2016 to 12/31/2016         11.354856          11.761032          119,702.6272
01/01/2017 to 12/31/2017         11.761032          13.569054          116,310.0291
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010820           1.071458          191,239.8563
01/01/2013 to 12/31/2013          1.071458           1.168636          212,265.4553
01/01/2014 to 12/31/2014          1.168636           1.247173          348,920.7466
01/01/2015 to 12/31/2015          1.247173           1.224522          334,981.1195
01/01/2016 to 12/31/2016          1.224522           1.281513          237,806.9998
01/01/2017 to 12/31/2017          1.281513           1.450901          226,713.5989
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.949248          10.759634          311,629.4900
01/01/2010 to 12/31/2010         10.759634          11.962324          961,961.5015
01/01/2011 to 12/31/2011         11.962324          11.975174        1,425,811.8372
01/01/2012 to 12/31/2012         11.975174          13.385014        1,443,569.7577
01/01/2013 to 12/31/2013         13.385014          14.972964        1,373,410.5070
01/01/2014 to 12/31/2014         14.972964          15.693376        1,286,088.0025
01/01/2015 to 12/31/2015         15.693376          15.239837        1,232,085.3209
01/01/2016 to 12/31/2016         15.239837          15.968876        1,109,911.7809
01/01/2017 to 12/31/2017         15.968876          18.326990          967,716.2038
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.238158          10.197163              872.4500
01/01/2010 to 12/31/2010         10.197163          11.530415            4,043.4780
01/01/2011 to 12/31/2011         11.530415          11.178449           20,369.9000
01/01/2012 to 12/31/2012         11.178449          12.736641           28,404.8953
01/01/2013 to 12/31/2013         12.736641          14.896261           24,716.9799
01/01/2014 to 12/31/2014         14.896261          15.549113           26,212.6445
01/01/2015 to 12/31/2015         15.549113          15.046169           25,817.0588
01/01/2016 to 12/31/2016         15.046169          15.929195           28,996.8559
01/01/2017 to 12/31/2017         15.929195          18.877361           27,465.4983
--------------------------       ---------          ---------        --------------


                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008      61.001192              38.471134       429,859.4254
01/01/2009 to 12/31/2009      38.471134              45.116662       472,113.5200
01/01/2010 to 12/31/2010      45.116662              52.295972       456,830.3455
01/01/2011 to 12/31/2011      52.295972              49.725195       414,170.0996
01/01/2012 to 12/31/2012      49.725195              58.107518       362,250.1069
01/01/2013 to 12/31/2013      58.107518              76.998742       321,396.2432
01/01/2014 to 12/31/2014      76.998742              86.399880       268,069.8283
01/01/2015 to 12/31/2015      86.399880              82.514132       252,859.5155
01/01/2016 to 12/31/2016      82.514132              94.765380       224,937.8365
01/01/2017 to 12/31/2017      94.765380             109.781380       200,485.6055
--------------------------    ---------             ----------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2008 to 12/31/2008      58.261326              35.376966         8,602.1399
01/01/2009 to 12/31/2009      35.376966              45.489365         5,150.7800
01/01/2010 to 04/30/2010      45.489365              48.671859             0.0000
--------------------------    ---------             ----------       ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008      28.798677              17.464781       668,746.9634
01/01/2009 to 12/31/2009      17.464781              21.890051       628,659.6800
01/01/2010 to 12/31/2010      21.890051              27.218344       611,084.4095
01/01/2011 to 12/31/2011      27.218344              25.964497       543,250.5277
01/01/2012 to 12/31/2012      25.964497              29.497584       478,252.6568
01/01/2013 to 12/31/2013      29.497584              38.073465       418,764.8518
01/01/2014 to 12/31/2014      38.073465              41.350291       368,675.7760
01/01/2015 to 12/31/2015      41.350291              37.280735       341,330.9116
01/01/2016 to 12/31/2016      37.280735              42.653702       313,702.3379
01/01/2017 to 12/31/2017      42.653702              46.254754       283,124.8704
--------------------------    ---------             ----------       ------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008      20.994272              11.595178             0.0000
01/01/2009 to 12/31/2009      11.595178              13.999266             0.0000
01/01/2010 to 12/31/2010      13.999266              14.818308             0.0000
01/01/2011 to 12/31/2011      14.818308              11.723365             0.0000
01/01/2012 to 12/31/2012      11.723365              13.860903             0.0000
01/01/2013 to 12/31/2013      13.860903              15.808242             0.0000
01/01/2014 to 12/31/2014      15.808242              15.135282             0.0000
01/01/2015 to 12/31/2015      15.135282              14.666868             0.0000
01/01/2016 to 12/31/2016      14.666868              15.261955             0.0000
01/01/2017 to 12/31/2017      15.261955              20.392638             0.0000
--------------------------    ---------             ----------       ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008      54.132083              51.653777        54,149.8644
01/01/2009 to 12/31/2009      51.653777              55.864084       120,132.9200
01/01/2010 to 12/31/2010      55.864084              59.800983       156,881.7053
01/01/2011 to 12/31/2011      59.800983              62.971339       172,966.1693
01/01/2012 to 12/31/2012      62.971339              66.914627       166,183.3811
01/01/2013 to 12/31/2013      66.914627              65.614068       162,733.1015
01/01/2014 to 12/31/2014      65.614068              69.419593       160,530.4599
01/01/2015 to 12/31/2015      69.419593              68.997558       165,332.8512
01/01/2016 to 12/31/2016      68.997558              70.303550       156,229.3511
01/01/2017 to 12/31/2017      70.303550              72.320768       156,050.3869
--------------------------    ---------             ----------       ------------


                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009         23.561882          29.800754            2,800.0200
01/01/2010 to 12/31/2010         29.800754          35.369721            6,068.4573
01/01/2011 to 12/31/2011         35.369721          31.901660            8,545.0316
01/01/2012 to 12/31/2012         31.901660          36.139997           10,090.2376
01/01/2013 to 12/31/2013         36.139997          48.048266            9,185.2972
01/01/2014 to 12/31/2014         48.048266          51.828815            8,662.9681
01/01/2015 to 12/31/2015         51.828815          54.562368            8,711.9027
01/01/2016 to 12/31/2016         54.562368          54.092544            8,641.3178
01/01/2017 to 12/31/2017         54.092544          71.762879            8,386.6890
--------------------------       ---------          ---------           -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.064457          11.244417          188,405.0495
01/01/2009 to 12/31/2009         11.244417          11.166304          288,308.2000
01/01/2010 to 12/31/2010         11.166304          11.060725          211,753.7872
01/01/2011 to 12/31/2011         11.060725          10.956430          293,202.3934
01/01/2012 to 12/31/2012         10.956430          10.852271          296,671.0429
01/01/2013 to 12/31/2013         10.852271          10.749661          267,354.2838
01/01/2014 to 12/31/2014         10.749661          10.648022          181,341.9104
01/01/2015 to 12/31/2015         10.648022          10.547344          160,117.3046
01/01/2016 to 12/31/2016         10.547344          10.459333          115,437.8288
01/01/2017 to 12/31/2017         10.459333          10.426460          119,694.4543
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.591297          14.925737           50,056.3562
01/01/2015 to 12/31/2015         14.925737          14.698053           63,495.3824
01/01/2016 to 12/31/2016         14.698053          15.218616           86,328.7005
01/01/2017 to 12/31/2017         15.218616          16.120148          108,982.6195
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.821931           9.291690          316,045.2884
01/01/2009 to 12/31/2009          9.291690          11.312232        1,055,330.2000
01/01/2010 to 12/31/2010         11.312232          12.426932        1,583,779.7413
01/01/2011 to 12/31/2011         12.426932          12.528188        1,961,732.4540
01/01/2012 to 12/31/2012         12.528188          13.763153        2,065,380.6052
01/01/2013 to 12/31/2013         13.763153          14.870825        1,794,912.6794
01/01/2014 to 04/25/2014         14.870825          15.014442                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.327685           8.984678        1,277,750.8877
01/01/2009 to 12/31/2009          8.984678          11.221329        3,593,661.4700
01/01/2010 to 12/31/2010         11.221329          12.493483        5,385,903.3170
01/01/2011 to 12/31/2011         12.493483          12.361129        6,494,545.6783
01/01/2012 to 12/31/2012         12.361129          13.761169        6,453,162.8873
01/01/2013 to 12/31/2013         13.761169          15.570157        6,134,216.5093
01/01/2014 to 04/25/2014         15.570157          15.661297                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         15.013270          15.480445        7,522,144.6079
01/01/2015 to 12/31/2015         15.480445          15.169509        6,872,263.3314
01/01/2016 to 12/31/2016         15.169509          15.940828        6,443,398.9189
01/01/2017 to 12/31/2017         15.940828          17.470958        5,801,254.9594
--------------------------       ---------          ---------        --------------


                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.720065           8.575693         4,419,617.5305
01/01/2009 to 12/31/2009          8.575693          10.901635        10,086,481.1900
01/01/2010 to 12/31/2010         10.901635          12.265608        14,710,264.7860
01/01/2011 to 12/31/2011         12.265608          11.942989        17,705,937.2866
01/01/2012 to 12/31/2012         11.942989          13.477478        16,984,082.3326
01/01/2013 to 12/31/2013         13.477478          15.942461        15,864,954.5200
01/01/2014 to 04/25/2014         15.942461          15.987527                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         15.986278          16.608635        15,117,522.5541
01/01/2015 to 12/31/2015         16.608635          16.243043        14,323,631.8018
01/01/2016 to 12/31/2016         16.243043          17.232654        13,337,472.5716
01/01/2017 to 12/31/2017         17.232654          19.584793        12,449,389.8850
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.388744           8.239949         2,959,065.7283
01/01/2009 to 12/31/2009          8.239949          10.618684         4,349,103.4800
01/01/2010 to 12/31/2010         10.618684          12.147548         4,418,755.1888
01/01/2011 to 12/31/2011         12.147548          11.566853         4,442,353.0029
01/01/2012 to 12/31/2012         11.566853          13.257980         4,263,221.0712
01/01/2013 to 12/31/2013         13.257980          16.535872         5,591,962.4832
01/01/2014 to 04/25/2014         16.535872          16.492440                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998959           7.055493           676,921.2757
01/01/2009 to 12/31/2009          7.055493           8.984175         1,839,369.9200
01/01/2010 to 12/31/2010          8.984175           9.793239         2,177,123.8819
01/01/2011 to 12/31/2011          9.793239           9.530068         2,144,447.8371
01/01/2012 to 12/31/2012          9.530068          10.961520         2,008,753.8876
01/01/2013 to 04/26/2013         10.961520          11.817549                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         16.479489          17.219828         5,077,306.3518
01/01/2015 to 12/31/2015         17.219828          16.767723         4,542,640.7334
01/01/2016 to 12/31/2016         16.767723          17.961280         4,218,586.3947
01/01/2017 to 12/31/2017         17.961280          21.201059         3,818,275.5395
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         10.737795          14.339784               582.7900
01/01/2010 to 12/31/2010         14.339784          17.412856            14,369.0804
01/01/2011 to 12/31/2011         17.412856          14.445286            19,439.2991
01/01/2012 to 12/31/2012         14.445286          16.869747             9,119.7478
01/01/2013 to 12/31/2013         16.869747          21.322570             7,970.0065
01/01/2014 to 12/31/2014         21.322570          19.707036             8,251.6147
01/01/2015 to 12/31/2015         19.707036          20.644150             7,930.9418
01/01/2016 to 12/31/2016         20.644150          21.640383             7,486.3809
01/01/2017 to 12/31/2017         21.640383          27.962979             5,431.6232
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A))
05/02/2016 to 12/31/2016         60.031670          61.396034            96,459.2988
01/01/2017 to 12/31/2017         61.396034          72.414059            83,833.1209
--------------------------       ---------          ---------        ---------------


                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS A))
01/01/2008 to 12/31/2008         21.706638          14.440738         12,107.9294
01/01/2009 to 12/31/2009         14.440738          17.720787        351,356.1200
01/01/2010 to 12/31/2010         17.720787          20.400781        342,685.2265
01/01/2011 to 12/31/2011         20.400781          19.289350        336,763.3975
01/01/2012 to 12/31/2012         19.289350          21.129484        310,922.2957
01/01/2013 to 12/31/2013         21.129484          27.852481        265,377.8441
01/01/2014 to 12/31/2014         27.852481          30.667382        229,543.8961
01/01/2015 to 12/31/2015         30.667382          30.396638        207,519.8511
01/01/2016 to 04/29/2016         30.396638          30.641756              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B) AND BEFORE THAT METROPOLITAN SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.937958           7.637295        689,484.0452
01/01/2009 to 05/01/2009          7.637295           7.562857              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         41.538159          24.909874        271,311.7190
01/01/2009 to 12/31/2009         24.909874          32.527645        328,475.9000
01/01/2010 to 12/31/2010         32.527645          36.027589        347,648.6431
01/01/2011 to 12/31/2011         36.027589          34.196237        344,074.2561
01/01/2012 to 12/31/2012         34.196237          38.173413        313,776.7914
01/01/2013 to 12/31/2013         38.173413          50.490346        271,820.4769
01/01/2014 to 12/31/2014         50.490346          55.237571        238,962.4279
01/01/2015 to 12/31/2015         55.237571          55.955447        211,478.4975
01/01/2016 to 12/31/2016         55.955447          59.390576        195,756.2599
01/01/2017 to 12/31/2017         59.390576          69.961025        176,571.7293
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          5.618407           3.531289        182,170.8581
01/01/2009 to 12/31/2009          3.531289           4.881766        163,857.8800
01/01/2010 to 12/31/2010          4.881766           5.382714        153,431.1058
01/01/2011 to 12/31/2011          5.382714           5.343747        130,326.7780
01/01/2012 to 12/31/2012          5.343747           6.116394        735,687.5671
01/01/2013 to 12/31/2013          6.116394           8.284006        712,400.4774
01/01/2014 to 12/31/2014          8.284006           8.923128        631,646.4157
01/01/2015 to 12/31/2015          8.923128           9.770323        615,984.3610
01/01/2016 to 12/31/2016          9.770323           9.665381        559,940.4865
01/01/2017 to 12/31/2017          9.665381          13.115591        472,781.2527
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.645350           5.700361        401,741.6968
01/01/2009 to 12/31/2009          5.700361           8.114102        449,459.5800
01/01/2010 to 12/31/2010          8.114102           8.792647        477,620.0525
01/01/2011 to 12/31/2011          8.792647           8.589434        445,093.2657
01/01/2012 to 04/27/2012          8.589434           9.677245              0.0000
--------------------------       ---------          ---------        ------------


                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.516921           6.695302          144,505.8392
01/01/2009 to 12/31/2009          6.695302           8.600118          169,066.9900
01/01/2010 to 12/31/2010          8.600118          11.189229          163,180.4213
01/01/2011 to 12/31/2011         11.189229          11.387934          146,517.7739
01/01/2012 to 12/31/2012         11.387934          12.508537          124,440.2790
01/01/2013 to 12/31/2013         12.508537          18.384655          104,799.1372
01/01/2014 to 12/31/2014         18.384655          18.381065           99,558.3661
01/01/2015 to 12/31/2015         18.381065          18.467132           93,789.2762
01/01/2016 to 12/31/2016         18.467132          19.398720           87,238.3693
01/01/2017 to 12/31/2017         19.398720          24.343044           78,405.1341
--------------------------       ---------          ---------          ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
04/29/2013 to 12/31/2013         17.952555          17.257330              545.9324
01/01/2014 to 12/31/2014         17.257330          18.027451            3,697.0352
01/01/2015 to 12/31/2015         18.027451          17.846946           19,670.2482
01/01/2016 to 12/31/2016         17.846946          18.047045           29,130.8506
01/01/2017 to 12/31/2017         18.047045          18.402002           40,350.1775
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         50.428124          38.787323          240,906.3437
01/01/2009 to 12/31/2009         38.787323          45.452941          286,736.0300
01/01/2010 to 12/31/2010         45.452941          49.434648          294,958.2474
01/01/2011 to 12/31/2011         49.434648          50.025330          294,651.8920
01/01/2012 to 12/31/2012         50.025330          55.153258          271,188.6764
01/01/2013 to 12/31/2013         55.153258          64.847603          236,114.0769
01/01/2014 to 12/31/2014         64.847603          69.606816          205,769.3689
01/01/2015 to 12/31/2015         69.606816          68.673199          184,914.6811
01/01/2016 to 12/31/2016         68.673199          74.093588          166,621.2486
01/01/2017 to 12/31/2017         74.093588          82.325490          154,626.1879
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.701554          11.683001           35,075.5872
01/01/2009 to 12/31/2009         11.683001          13.954735          174,760.7800
01/01/2010 to 12/31/2010         13.954735          15.368123          340,192.3465
01/01/2011 to 12/31/2011         15.368123          15.320392          450,839.2618
01/01/2012 to 12/31/2012         15.320392          17.651120          421,805.4626
01/01/2013 to 12/31/2013         17.651120          23.671229        1,241,430.7169
01/01/2014 to 12/31/2014         23.671229          25.923906        1,087,116.0487
01/01/2015 to 12/31/2015         25.923906          25.585205          990,283.4306
01/01/2016 to 12/31/2016         25.585205          28.915532          903,769.4331
01/01/2017 to 12/31/2017         28.915532          33.678847          783,645.9693
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008          9.998959           6.620666          228,554.2176
01/01/2009 to 12/31/2009          6.620666           8.189993        1,004,432.1000
01/01/2010 to 12/31/2010          8.189993           9.006842        1,573,368.8568
01/01/2011 to 12/31/2011          9.006842           8.873072        1,857,789.3844
01/01/2012 to 12/31/2012          8.873072          10.011811        1,722,399.7391
01/01/2013 to 04/26/2013         10.011811          10.982730                0.0000
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         21.264893          26.635569           65,628.3066
01/01/2014 to 12/31/2014         26.635569          26.304490           62,957.5627
01/01/2015 to 12/31/2015         26.304490          26.154791           58,905.6755
01/01/2016 to 12/31/2016         26.154791          30.672958           52,898.3547
01/01/2017 to 12/31/2017         30.672958          35.089576           49,684.4290
--------------------------       ---------          ---------        --------------


                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         16.128812           9.857069        109,273.6698
01/01/2009 to 12/31/2009          9.857069          13.353227         95,743.8500
01/01/2010 to 12/31/2010         13.353227          16.250571         95,603.1899
01/01/2011 to 12/31/2011         16.250571          15.247968         96,171.4394
01/01/2012 to 12/31/2012         15.247968          15.901387         93,127.8477
01/01/2013 to 04/26/2013         15.901387          17.266159              0.0000
--------------------------       ---------          ---------        ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010         16.018769          18.998468          5,027.7312
01/01/2011 to 12/31/2011         18.998468          15.681217         19,388.2859
01/01/2012 to 12/31/2012         15.681217          15.932657         23,159.8665
01/01/2013 to 12/31/2013         15.932657          17.479359         21,440.2580
01/01/2014 to 12/31/2014         17.479359          14.055042         21,574.9645
01/01/2015 to 12/31/2015         14.055042           9.361552         37,173.7093
01/01/2016 to 12/31/2016          9.361552          13.329087         29,432.3478
01/01/2017 to 12/31/2017         13.329087          13.105557         32,293.8358
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         34.779782          36.217435         28,706.7941
01/01/2017 to 12/31/2017         36.217435          38.827373         26,889.0783
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         21.051381          18.611977         31,673.0825
01/01/2009 to 12/31/2009         18.611977          24.536038         42,776.9400
01/01/2010 to 12/31/2010         24.536038          27.263219         51,197.6592
01/01/2011 to 12/31/2011         27.263219          27.986074         48,556.5825
01/01/2012 to 12/31/2012         27.986074          30.942565         45,452.9837
01/01/2013 to 12/31/2013         30.942565          31.123461         43,412.3241
01/01/2014 to 12/31/2014         31.123461          32.242281         35,904.9906
01/01/2015 to 12/31/2015         32.242281          31.523650         35,946.0224
01/01/2016 to 04/29/2016         31.523650          32.382138              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         33.040165          34.372237        319,813.6629
01/01/2017 to 12/31/2017         34.372237          36.748935        295,255.6879
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         20.274485          16.346342        629,602.0484
01/01/2009 to 12/31/2009         16.346342          22.145915        650,083.5500
01/01/2010 to 12/31/2010         22.145915          24.780781        619,671.0816
01/01/2011 to 12/31/2011         24.780781          25.641488        566,509.7589
01/01/2012 to 12/31/2012         25.641488          28.686110        505,480.3367
01/01/2013 to 12/31/2013         28.686110          30.682097        465,679.3207
01/01/2014 to 12/31/2014         30.682097          31.859609        420,778.4735
01/01/2015 to 12/31/2015         31.859609          30.872203        376,600.3732
01/01/2016 to 04/29/2016         30.872203          31.857604              0.0000
--------------------------       ---------          ---------        ------------


                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2008 to 12/31/2008      16.798749          11.457673          454,885.5597
01/01/2009 to 12/31/2009      11.457673          14.464759          344,462.5100
01/01/2010 to 12/31/2010      14.464759          16.134305          301,037.8674
01/01/2011 to 12/31/2011      16.134305          16.289164          258,260.1012
01/01/2012 to 12/31/2012      16.289164          19.249040          210,195.2453
01/01/2013 to 12/31/2013      19.249040          25.247775          176,408.6601
01/01/2014 to 12/31/2014      25.247775          28.175321          144,229.6657
01/01/2015 to 12/31/2015      28.175321          27.059744          135,864.9103
01/01/2016 to 12/31/2016      27.059744          30.460976          121,585.1594
01/01/2017 to 12/31/2017      30.460976          35.838182          104,751.3153

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2008 to 12/31/2008          30.606523          18.668550         8,955.0302
01/01/2009 to 12/31/2009          18.668550          26.301828        18,753.1700
01/01/2010 to 12/31/2010          26.301828          29.098895        22,626.7664
01/01/2011 to 12/31/2011          29.098895          26.249899        34,082.5692
01/01/2012 to 12/31/2012          26.249899          31.850829        31,119.7392
01/01/2013 to 12/31/2013          31.850829          40.734857        27,684.7407
01/01/2014 to 12/31/2014          40.734857          41.262446        27,442.3557
01/01/2015 to 12/31/2015          41.262446          43.685750        23,534.3061
01/01/2016 to 12/31/2016          43.685750          43.519653        22,903.8978
01/01/2017 to 12/31/2017          43.519653          56.647635        19,572.6028
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          33.297934          16.902186         1,718.1560
01/01/2009 to 12/31/2009          16.902186          26.991403         3,850.4200
01/01/2010 to 12/31/2010          26.991403          32.712716         4,592.8821
01/01/2011 to 12/31/2011          32.712716          26.187334         8,131.7492
01/01/2012 to 12/31/2012          26.187334          30.638198         7,412.5463
01/01/2013 to 12/31/2013          30.638198          38.911338         6,242.9439
01/01/2014 to 12/31/2014          38.911338          39.341947         6,345.6664
01/01/2015 to 12/31/2015          39.341947          39.054070         6,268.3882
01/01/2016 to 12/31/2016          39.054070          39.476801         6,013.4980
01/01/2017 to 12/31/2017          39.476801          49.205877         5,526.3695
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         185.923954         107.797606         1,509.2499
01/01/2009 to 12/31/2009         107.797606         148.787449         4,758.3400
01/01/2010 to 12/31/2010         148.787449         174.826106         5,492.1675
01/01/2011 to 12/31/2011         174.826106         165.687253         7,597.7763
01/01/2012 to 12/31/2012         165.687253         193.377047         5,844.2641
01/01/2013 to 12/31/2013         193.377047         249.084895         5,320.2523
01/01/2014 to 12/31/2014         249.084895         267.590314         4,984.5311
01/01/2015 to 12/31/2015         267.590314         283.096815         4,637.2222
01/01/2016 to 12/31/2016         283.096815         306.872089         4,257.2394
01/01/2017 to 12/31/2017         306.872089         389.785787         3,852.5112
--------------------------       ----------         ----------        -----------

BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          10.260586          10.639427             0.0000
01/01/2013 to 12/31/2013          10.639427          11.707640         1,350.3064
01/01/2014 to 12/31/2014          11.707640          12.442880         1,333.4618
01/01/2015 to 12/31/2015          12.442880          12.390432           994.4045
01/01/2016 to 12/31/2016          12.390432          12.708257           978.7906
01/01/2017 to 12/31/2017          12.708257          14.295594           963.3665
--------------------------       ----------         ----------        -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014           0.996905           1.043285             0.0000
01/01/2015 to 12/31/2015           1.043285           1.022744             0.0000
01/01/2016 to 12/31/2016           1.022744           1.032767             0.0000
01/01/2017 to 12/31/2017           1.032767           1.180885             0.0000
--------------------------       ----------         ----------        -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          11.199691          11.640117             0.0000
01/01/2013 to 12/31/2013          11.640117          11.133484           327.8236
01/01/2014 to 12/31/2014          11.133484          11.463360           358.2336
01/01/2015 to 12/31/2015          11.463360          10.262832             0.0000
01/01/2016 to 12/31/2016          10.262832          11.071213             0.0000
01/01/2017 to 12/31/2017          11.071213          12.035801             0.0000
--------------------------       ----------         ----------        -----------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.014551          10.366634         15,104.2787
01/01/2013 to 12/31/2013         10.366634          11.321491         16,322.3628
01/01/2014 to 12/31/2014         11.321491          11.871940         21,112.9456
01/01/2015 to 12/31/2015         11.871940          11.741052         20,650.8841
01/01/2016 to 12/31/2016         11.741052          12.139338         20,587.4585
01/01/2017 to 12/31/2017         12.139338          13.618363         20,524.2815
--------------------------       ---------          ---------         -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         15.174251          19.185768              0.0000
01/01/2010 to 12/31/2010         19.185768          21.990837          2,393.8960
01/01/2011 to 12/31/2011         21.990837          22.282862          2,893.3170
01/01/2012 to 12/31/2012         22.282862          25.709456         10,296.2864
01/01/2013 to 12/31/2013         25.709456          27.829293          9,011.3560
01/01/2014 to 12/31/2014         27.829293          28.460301          9,631.1115
01/01/2015 to 12/31/2015         28.460301          27.036788          8,933.4220
01/01/2016 to 12/31/2016         27.036788          30.509361          8,217.5755
01/01/2017 to 12/31/2017         30.509361          32.550456          8,445.3956
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.399798           7.851792              0.0000
01/01/2009 to 12/31/2009          7.851792          10.311487              0.0000
01/01/2010 to 12/31/2010         10.311487          11.893500            755.2322
01/01/2011 to 12/31/2011         11.893500          11.095292          7,973.6968
01/01/2012 to 12/31/2012         11.095292          12.823335          7,313.2349
01/01/2013 to 12/31/2013         12.823335          16.441887          6,540.8691
01/01/2014 to 12/31/2014         16.441887          17.106640          6,158.0197
01/01/2015 to 12/31/2015         17.106640          16.596334          4,835.9484
01/01/2016 to 12/31/2016         16.596334          17.906427          4,532.9002
01/01/2017 to 12/31/2017         17.906427          21.794669          4,077.8441
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.041605          10.535712              0.0000
01/01/2013 to 12/31/2013         10.535712          11.928925            647.3192
01/01/2014 to 12/31/2014         11.928925          12.949710         17,149.2753
01/01/2015 to 12/31/2015         12.949710          12.296814         17,753.6311
01/01/2016 to 12/31/2016         12.296814          13.192834         18,215.4662
01/01/2017 to 12/31/2017         13.192834          15.456474         20,451.6302
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008         13.601998           6.256334            505.2729
01/01/2009 to 12/31/2009          6.256334          10.464716          2,458.2100
01/01/2010 to 12/31/2010         10.464716          12.811552         27,794.1219
01/01/2011 to 12/31/2011         12.811552          10.311869         36,814.3590
01/01/2012 to 12/31/2012         10.311869          12.137802         26,022.8940
01/01/2013 to 12/31/2013         12.137802          11.418461         26,126.4983
01/01/2014 to 12/31/2014         11.418461          10.567679         27,505.7590
01/01/2015 to 12/31/2015         10.567679           9.017377         33,472.6730
01/01/2016 to 12/31/2016          9.017377           9.954502         31,114.0313
01/01/2017 to 12/31/2017          9.954502          12.647610         28,785.4480
--------------------------       ---------          ---------         -----------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.988631           9.793488         11,947.3497
01/01/2012 to 12/31/2012          9.793488          10.121948         13,370.7539
01/01/2013 to 12/31/2013         10.121948          10.137553         15,264.8454
01/01/2014 to 12/31/2014         10.137553          10.142848         17,386.1339
01/01/2015 to 12/31/2015         10.142848           9.979419         32,664.6597
01/01/2016 to 12/31/2016          9.979419          10.189704         34,407.9056
01/01/2017 to 12/31/2017         10.189704          10.222933         37,448.7671
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/03/2010 to 12/31/2010         11.835911          12.282733          1,854.2742
01/01/2011 to 12/31/2011         12.282733          12.120526          4,731.7615
01/01/2012 to 12/31/2012         12.120526          13.713737          4,514.1891
01/01/2013 to 12/31/2013         13.713737          13.718141          4,947.8528
01/01/2014 to 12/31/2014         13.718141          13.736562          5,424.1248
01/01/2015 to 12/31/2015         13.736562          13.034180          3,129.7108
01/01/2016 to 12/31/2016         13.034180          13.017351          3,298.3197
01/01/2017 to 12/31/2017         13.017351          12.906213          3,564.8732
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY
MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009          7.403785           8.886051              0.0000
01/01/2010 to 12/31/2010          8.886051           9.885480              0.0000
01/01/2011 to 12/31/2011          9.885480           9.804476          1,633.5775
01/01/2012 to 12/31/2012          9.804476          10.999489          1,555.8246
01/01/2013 to 12/31/2013         10.999489          14.611738          2,276.1153
01/01/2014 to 12/31/2014         14.611738          16.406908          2,136.1671
01/01/2015 to 12/31/2015         16.406908          16.960079          2,026.3490
01/01/2016 to 12/31/2016         16.960079          18.166686          1,697.3691
01/01/2017 to 12/31/2017         18.166686          21.915028          1,662.0628
--------------------------       ---------          ---------         -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.421620           9.552544            529.7680
01/01/2009 to 12/31/2009          9.552544          12.742551            558.3000
01/01/2010 to 12/31/2010         12.742551          14.647744          5,259.1932
01/01/2011 to 12/31/2011         14.647744          13.692155          9,060.5615
01/01/2012 to 12/31/2012         13.692155          17.078201          8,878.6413
01/01/2013 to 12/31/2013         17.078201          17.507793          6,324.5006
01/01/2014 to 12/31/2014         17.507793          19.633277          6,316.2163
01/01/2015 to 12/31/2015         19.633277          19.165514          6,150.3263
01/01/2016 to 12/31/2016         19.165514          19.140588          6,580.7165
01/01/2017 to 12/31/2017         19.140588          20.986918          6,821.6149
--------------------------       ---------          ---------         -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.257163           6.595404              0.0000
01/01/2012 to 12/31/2012          6.595404           7.737899            620.7568
01/01/2013 to 12/31/2013          7.737899          11.154408            659.5885
01/01/2014 to 12/31/2014         11.154408          13.129832            659.5885
01/01/2015 to 12/31/2015         13.129832          12.474511            800.2404
01/01/2016 to 12/31/2016         12.474511          12.681448          1,742.8017
01/01/2017 to 12/31/2017         12.681448          14.866843            659.5885
--------------------------       ---------          ---------         -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.451627           4.696077              0.0000
01/01/2009 to 12/31/2009          4.696077           6.414719              0.0000
01/01/2010 to 12/31/2010          6.414719           6.816733              0.0000
01/01/2011 to 04/29/2011          6.816733           7.257760              0.0000
--------------------------       ---------          ---------         -----------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010779           1.050875              0.0000
01/01/2013 to 12/31/2013          1.050875           1.059780          1,042.0514
01/01/2014 to 12/31/2014          1.059780           1.107791          2,137.3190
01/01/2015 to 12/31/2015          1.107791           1.050652         57,278.3281
01/01/2016 to 12/31/2016          1.050652           1.162073         54,178.0905
01/01/2017 to 12/31/2017          1.162073           1.265598         56,561.1187
--------------------------        --------           --------         -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.650766           7.392281         42,566.5554
01/01/2009 to 12/31/2009          7.392281           9.263448         74,605.3000
01/01/2010 to 12/31/2010          9.263448          10.533563         63,824.4425
01/01/2011 to 12/31/2011         10.533563          10.274314         68,911.7131
01/01/2012 to 12/31/2012         10.274314          12.046543         58,033.6739
01/01/2013 to 12/31/2013         12.046543          16.147344         50,055.4615
01/01/2014 to 12/31/2014         16.147344          17.475410         44,127.6527
01/01/2015 to 12/31/2015         17.475410          16.268489         41,620.6976
01/01/2016 to 12/31/2016         16.268489          18.892728         40,117.7933
01/01/2017 to 12/31/2017         18.892728          22.076011         35,855.3767
--------------------------       ---------          ---------         -----------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012834           1.052928              0.0000
01/01/2013 to 12/31/2013          1.052928           1.156982              0.0000
01/01/2014 to 12/31/2014          1.156982           1.225375              0.0000
01/01/2015 to 12/31/2015          1.225375           1.224032              0.0000
01/01/2016 to 12/31/2016          1.224032           1.247032              0.0000
01/01/2017 to 12/31/2017          1.247032           1.440313              0.0000
--------------------------       ---------          ---------         -----------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.436882           9.989079          1,208.5341
01/01/2009 to 12/31/2009          9.989079          12.735298          3,901.3100
01/01/2010 to 12/31/2010         12.735298          15.035653          4,950.1259
01/01/2011 to 12/31/2011         15.035653          13.343938         11,078.5742
01/01/2012 to 12/31/2012         13.343938          15.239479          9,170.5754
01/01/2013 to 12/31/2013         15.239479          20.052009          8,520.5143
01/01/2014 to 12/31/2014         20.052009          20.720308          8,500.3628
01/01/2015 to 12/31/2015         20.720308          18.989289          8,651.7941
01/01/2016 to 12/31/2016         18.989289          24.535818          7,477.4390
01/01/2017 to 12/31/2017         24.535818          25.096983          8,291.7489
--------------------------       ---------          ---------         -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
11/12/2012 to 12/31/2012          0.987729           1.014361              0.0000
01/01/2013 to 12/31/2013          1.014361           1.134262              0.0000
01/01/2014 to 12/31/2014          1.134262           1.226974              0.0000
01/01/2015 to 12/31/2015          1.226974           1.200045              0.0000
01/01/2016 to 12/31/2016          1.200045           1.239922              0.0000
01/01/2017 to 12/31/2017          1.239922           1.418428              0.0000
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         18.321653          10.454338         30,151.6775
01/01/2009 to 12/31/2009         10.454338          13.617514         37,226.4400
01/01/2010 to 12/31/2010         13.617514          15.019616         32,877.0936
01/01/2011 to 12/31/2011         15.019616          13.277267         41,758.0967
01/01/2012 to 12/31/2012         13.277267          15.340651         34,972.0449
01/01/2013 to 12/31/2013         15.340651          18.112814         32,841.9519
01/01/2014 to 12/31/2014         18.112814          16.686387         32,804.5941
01/01/2015 to 12/31/2015         16.686387          16.227336         32,944.7988
01/01/2016 to 12/31/2016         16.227336          15.925244         33,758.9848
01/01/2017 to 12/31/2017         15.925244          20.206402         31,127.7398
--------------------------       ---------          ---------         -----------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.440705           7.085492         68,230.1535
01/01/2009 to 12/31/2009          7.085492          11.032616         67,582.9000
01/01/2010 to 12/31/2010         11.032616          14.427650         79,184.0556
01/01/2011 to 12/31/2011         14.427650          13.295644         80,542.7324
01/01/2012 to 12/31/2012         13.295644          14.384434         79,710.4102
01/01/2013 to 12/31/2013         14.384434          19.798798         67,683.2793
01/01/2014 to 12/31/2014         19.798798          19.800614         63,158.1885
01/01/2015 to 12/31/2015         19.800614          18.618997         62,197.2115
01/01/2016 to 12/31/2016         18.618997          16.874201         58,764.7312
01/01/2017 to 12/31/2017         16.874201          23.374757         54,003.5330
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         21.122482          12.430370         13,847.5075
01/01/2009 to 12/31/2009         12.430370          17.204937         15,156.8800
01/01/2010 to 12/31/2010         17.204937          19.746757         17,415.1627
01/01/2011 to 12/31/2011         19.746757          17.907420         17,214.2709
01/01/2012 to 12/31/2012         17.907420          21.482378         25,779.7449
01/01/2013 to 12/31/2013         21.482378          27.035259         38,362.6953
01/01/2014 to 12/31/2014         27.035259          27.339681         33,983.5021
01/01/2015 to 12/31/2015         27.339681          28.132932         30,751.4468
01/01/2016 to 12/31/2016         28.132932          27.917364         29,409.0256
01/01/2017 to 12/31/2017         27.917364          37.793842         26,303.1632
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2008 to 12/31/2008         20.732155          11.838158         11,439.4894
01/01/2009 to 12/31/2009         11.838158          15.365774         11,151.3500
01/01/2010 to 12/31/2010         15.365774          16.337813          9,304.7464
01/01/2011 to 04/29/2011         16.337813          18.251844              0.0000
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998904           6.587429         10,642.8810
01/01/2009 to 12/31/2009          6.587429           8.649372         23,490.8200
01/01/2010 to 12/31/2010          8.649372           9.219168         23,913.8769
01/01/2011 to 12/31/2011          9.219168           8.498123         44,430.1880
01/01/2012 to 12/31/2012          8.498123          10.282084         42,882.3629
01/01/2013 to 04/26/2013         10.282084          10.944841              0.0000
--------------------------       ---------          ---------         -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999863           1.038452              0.0000
01/01/2015 to 12/31/2015          1.038452           0.971811              0.0000
01/01/2016 to 12/31/2016          0.971811           1.069162              0.0000
01/01/2017 to 12/31/2017          1.069162           1.191903              0.0000
--------------------------       ---------          ---------         -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         12.006059          13.314808            901.2300
01/01/2010 to 12/31/2010         13.314808          14.205435         30,852.3088
01/01/2011 to 12/31/2011         14.205435          15.631331         49,413.5012
01/01/2012 to 12/31/2012         15.631331          16.888116         53,489.3626
01/01/2013 to 12/31/2013         16.888116          15.169291         36,618.8645
01/01/2014 to 12/31/2014         15.169291          15.452859         34,993.4588
01/01/2015 to 12/31/2015         15.452859          14.823327         36,333.3310
01/01/2016 to 12/31/2016         14.823327          15.407260         37,733.2623
01/01/2017 to 12/31/2017         15.407260          15.783342         37,996.1328
--------------------------       ---------          ---------         -----------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.699952          13.618841         82,295.6619
01/01/2009 to 12/31/2009         13.618841          15.914193        132,029.5800
01/01/2010 to 12/31/2010         15.914193          17.043187        127,253.9239
01/01/2011 to 12/31/2011         17.043187          17.408878        162,931.7226
01/01/2012 to 12/31/2012         17.408878          18.832595        163,363.5530
01/01/2013 to 12/31/2013         18.832595          18.288091        150,962.8528
01/01/2014 to 12/31/2014         18.288091          18.865094        142,508.4749
01/01/2015 to 12/31/2015         18.865094          18.678336        134,555.1856
01/01/2016 to 12/31/2016         18.678336          18.975075        130,485.0009
01/01/2017 to 12/31/2017         18.975075          19.632291        134,313.5473
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.816082          11.012839              0.0000
01/01/2013 to 12/31/2013         11.012839          10.410499              0.0000
01/01/2014 to 12/31/2014         10.410499          11.085754              0.0000
01/01/2015 to 12/31/2015         11.085754          11.022656              0.0000
01/01/2016 to 12/31/2016         11.022656          11.056729              0.0000
01/01/2017 to 12/31/2017         11.056729          11.231612              0.0000
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.217211          10.783396            718.6665
01/01/2014 to 12/31/2014         10.783396          11.598620            633.6810
01/01/2015 to 12/31/2015         11.598620          11.339529              0.0000
01/01/2016 to 12/31/2016         11.339529          11.739286              0.0000
01/01/2017 to 12/31/2017         11.739286          13.537217              0.0000
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010812           1.071090              0.0000
01/01/2013 to 12/31/2013          1.071090           1.167651          2,627.2426
01/01/2014 to 12/31/2014          1.167651           1.245499          3,236.2397
01/01/2015 to 12/31/2015          1.245499           1.222267              0.0000
01/01/2016 to 12/31/2016          1.222267           1.278513              0.0000
01/01/2017 to 12/31/2017          1.278513           1.446783              0.0000
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.933166          10.736759              0.0000
01/01/2010 to 12/31/2010         10.736759          11.930930          5,865.1046
01/01/2011 to 12/31/2011         11.930930          11.937789         40,801.6714
01/01/2012 to 12/31/2012         11.937789          13.336524         38,087.2196
01/01/2013 to 12/31/2013         13.336524          14.911265         32,284.2128
01/01/2014 to 12/31/2014         14.911265          15.620896         30,115.1354
01/01/2015 to 12/31/2015         15.620896          15.161866         34,337.1777
01/01/2016 to 12/31/2016         15.161866          15.879234         29,453.4410
01/01/2017 to 12/31/2017         15.879234          18.215031         24,622.2738
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.223350          10.175481              0.0000
01/01/2010 to 12/31/2010         10.175481          11.500151          1,165.2711
01/01/2011 to 12/31/2011         11.500151          11.143547          3,757.7569
01/01/2012 to 12/31/2012         11.143547          12.690495          3,641.9836
01/01/2013 to 12/31/2013         12.690495          14.834874          2,525.3099
01/01/2014 to 12/31/2014         14.834874          15.477293          1,771.1043
01/01/2015 to 12/31/2015         15.477293          14.969183          1,605.1606
01/01/2016 to 12/31/2016         14.969183          15.839771          1,504.8551
01/01/2017 to 12/31/2017         15.839771          18.762034          1,312.3635
--------------------------       ---------          ---------        ------------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008         63.200088           39.924381         2,424.3496
01/01/2009 to 12/31/2009         39.924381           46.908476         1,984.9100
01/01/2010 to 12/31/2010         46.908476           54.488986         1,843.3293
01/01/2011 to 12/31/2011         54.488986           51.915291         1,715.2797
01/01/2012 to 12/31/2012         51.915291           60.787332         1,592.5832
01/01/2013 to 12/31/2013         60.787332           80.698874         1,490.5897
01/01/2014 to 12/31/2014         80.698874           90.734349         1,403.3828
01/01/2015 to 12/31/2015         90.734349           86.855917         1,129.5072
01/01/2016 to 12/31/2016         86.855917           99.925501         1,054.8251
01/01/2017 to 12/31/2017         99.925501          116.018608           899.4775
--------------------------       ---------          ----------         ----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         59.523046           37.520041       111,372.2325
01/01/2009 to 12/31/2009         37.520041           43.979265       110,811.1900
01/01/2010 to 12/31/2010         43.979265           50.952124       103,038.9464
01/01/2011 to 12/31/2011         50.952124           48.423228        93,165.2816
01/01/2012 to 12/31/2012         48.423228           56.557645        65,185.9338
01/01/2013 to 12/31/2013         56.557645           74.907551        58,873.3353
01/01/2014 to 12/31/2014         74.907551           84.011350        52,108.4141
01/01/2015 to 12/31/2015         84.011350           80.192902        47,635.0305
01/01/2016 to 12/31/2016         80.192902           92.053478        42,276.7896
01/01/2017 to 12/31/2017         92.053478          106.586631        39,770.6360
--------------------------       ---------          ----------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2008 to 12/31/2008         13.814749            8.384262         6,268.9700
01/01/2009 to 12/31/2009          8.384262           10.775487         5,816.1400
01/01/2010 to 04/30/2010         10.775487           11.527464             0.0000
--------------------------       ---------          ----------       ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.991256            5.959776           239.9799
01/01/2009 to 12/31/2009          5.959776            8.583554           260.8800
01/01/2010 to 12/31/2010          8.583554           10.850750           235.6620
01/01/2011 to 12/31/2011         10.850750           10.566015           217.1760
01/01/2012 to 12/31/2012         10.566015           11.891639           221.2860
01/01/2013 to 12/31/2013         11.891639           16.079857           223.3371
01/01/2014 to 12/31/2014         16.079857           17.953560             0.0000
01/01/2015 to 12/31/2015         17.953560           18.961141             0.0000
01/01/2016 to 12/31/2016         18.961141           19.939322             0.0000
01/01/2017 to 12/31/2017         19.939322           24.626122             0.0000
--------------------------       ---------          ----------       ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         28.477901           17.261569        98,363.3581
01/01/2009 to 12/31/2009         17.261569           21.624530        95,655.1900
01/01/2010 to 12/31/2010         21.624530           26.874767        85,260.3747
01/01/2011 to 12/31/2011         26.874767           25.623951        79,416.8559
01/01/2012 to 12/31/2012         25.623951           29.096071        74,103.1128
01/01/2013 to 12/31/2013         29.096071           37.536456        64,375.9026
01/01/2014 to 12/31/2014         37.536456           40.746684        56,375.9970
01/01/2015 to 12/31/2015         40.746684           36.718155        53,921.0374
01/01/2016 to 12/31/2016         36.718155           41.989040        50,829.3473
01/01/2017 to 12/31/2017         41.989040           45.511285        46,334.5440
--------------------------       ---------          ----------       ------------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         21.581152          11.913325            147.5164
01/01/2009 to 12/31/2009         11.913325          14.376184            141.5100
01/01/2010 to 12/31/2010         14.376184          15.209681             62.2911
01/01/2011 to 12/31/2011         15.209681          12.026984             57.7923
01/01/2012 to 12/31/2012         12.026984          14.212738             45.9694
01/01/2013 to 12/31/2013         14.212738          16.201407             42.4051
01/01/2014 to 12/31/2014         16.201407          15.503952             39.2393
01/01/2015 to 12/31/2015         15.503952          15.016613             36.2140
01/01/2016 to 12/31/2016         15.016613          15.618081             32.7456
01/01/2017 to 12/31/2017         15.618081          20.858093             11.8349
--------------------------       ---------          ---------            --------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         53.476670          51.002790          2,432.1808
01/01/2009 to 12/31/2009         51.002790          55.132470          7,473.1400
01/01/2010 to 12/31/2010         55.132470          58.988316         10,599.1607
01/01/2011 to 12/31/2011         58.988316          62.084630         13,067.3934
01/01/2012 to 12/31/2012         62.084630          65.939242         12,255.6698
01/01/2013 to 12/31/2013         65.939242          64.625314         12,528.5402
01/01/2014 to 12/31/2014         64.625314          68.339318         12,268.0493
01/01/2015 to 12/31/2015         68.339318          67.889892         12,252.1146
01/01/2016 to 12/31/2016         67.889892          69.140340         11,562.8205
01/01/2017 to 12/31/2017         69.140340          71.088728         12,551.4951
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.509437          12.023447          4,688.5300
01/01/2010 to 12/31/2010         12.023447          14.263184          4,375.5414
01/01/2011 to 12/31/2011         14.263184          12.858234         18,091.5629
01/01/2012 to 12/31/2012         12.858234          14.559214         17,474.5589
01/01/2013 to 12/31/2013         14.559214          19.346860         15,617.5822
01/01/2014 to 12/31/2014         19.346860          20.858681         14,285.7119
01/01/2015 to 12/31/2015         20.858681          21.947830         14,841.5671
01/01/2016 to 12/31/2016         21.947830          21.747965         14,719.4459
01/01/2017 to 12/31/2017         21.747965          28.837975         13,333.2097
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
01/01/2008 to 12/31/2008         17.117546           9.720309          6,525.0986
01/01/2009 to 05/01/2009          9.720309           9.257155              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.015631          11.189185        152,090.2443
01/01/2009 to 12/31/2009         11.189185          11.105901         93,917.2200
01/01/2010 to 12/31/2010         11.105901          10.995393         18,537.8341
01/01/2011 to 12/31/2011         10.995393          10.886283         46,333.3603
01/01/2012 to 12/31/2012         10.886283          10.777371         17,816.3216
01/01/2013 to 12/31/2013         10.777371          10.670132          9,085.3366
01/01/2014 to 12/31/2014         10.670132          10.563961          8,958.8550
01/01/2015 to 12/31/2015         10.563961          10.458846          9,787.6668
01/01/2016 to 12/31/2016         10.458846          10.366388         10,769.9212
01/01/2017 to 12/31/2017         10.366388          10.328655          9,017.1269
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.525768          14.853680              0.0000
01/01/2015 to 12/31/2015         14.853680          14.619781              0.0000
01/01/2016 to 12/31/2016         14.619781          15.130005              0.0000
01/01/2017 to 12/31/2017         15.130005          16.018301              0.0000
--------------------------       ---------          ---------        ------------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.803275           9.272371          8,737.5576
01/01/2009 to 12/31/2009          9.272371          11.283071         28,227.9300
01/01/2010 to 12/31/2010         11.283071          12.388705         66,599.7710
01/01/2011 to 12/31/2011         12.388705          12.483422         70,706.1537
01/01/2012 to 12/31/2012         12.483422          13.707083         68,773.7509
01/01/2013 to 12/31/2013         13.707083          14.802840         52,611.5147
01/01/2014 to 04/25/2014         14.802840          14.943446              0.0000
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.308231           8.965995         23,606.5492
01/01/2009 to 12/31/2009          8.965995          11.192400        102,812.9000
01/01/2010 to 12/31/2010         11.192400          12.455050        204,849.0863
01/01/2011 to 12/31/2011         12.455050          12.316956        397,518.1950
01/01/2012 to 12/31/2012         12.316956          13.705104        366,229.9358
01/01/2013 to 12/31/2013         13.705104          15.498972        341,867.2062
01/01/2014 to 04/25/2014         15.498972          15.587239              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.942218          15.401969        382,242.0514
01/01/2015 to 12/31/2015         15.401969          15.085063        363,381.5428
01/01/2016 to 12/31/2016         15.085063          15.844165        350,022.4438
01/01/2017 to 12/31/2017         15.844165          17.356362        264,729.0909
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.699992           8.557860        142,058.8022
01/01/2009 to 12/31/2009          8.557860          10.873527        328,209.8200
01/01/2010 to 12/31/2010         10.873527          12.227872        519,552.6946
01/01/2011 to 12/31/2011         12.227872          11.900306        975,043.1743
01/01/2012 to 12/31/2012         11.900306          13.422564        929,678.7934
01/01/2013 to 12/31/2013         13.422564          15.869569        879,519.7558
01/01/2014 to 04/25/2014         15.869569          15.911921              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         15.910613          16.524432        816,966.6316
01/01/2015 to 12/31/2015         16.524432          16.152612        698,706.0202
01/01/2016 to 12/31/2016         16.152612          17.128148        656,187.0174
01/01/2017 to 12/31/2017         17.128148          19.456323        634,594.8998
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.367616           8.222811         87,142.4339
01/01/2009 to 12/31/2009          8.222811          10.591300        124,755.4800
01/01/2010 to 12/31/2010         10.591300          12.110171        128,025.3556
01/01/2011 to 12/31/2011         12.110171          11.525508        129,042.4543
01/01/2012 to 12/31/2012         11.525508          13.203954        119,520.1018
01/01/2013 to 12/31/2013         13.203954          16.460260        190,319.0380
01/01/2014 to 04/25/2014         16.460260          16.414439              0.0000
--------------------------       ---------          ---------        ------------


                                  1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
                                                                                           ---------------
BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008                                                                       9.998904
01/01/2009 to 12/31/2009                                                                       7.053061
01/01/2010 to 12/31/2010                                                                       8.976590
01/01/2011 to 12/31/2011                                                                       9.780083
01/01/2012 to 12/31/2012                                                                       9.512516
01/01/2013 to 04/26/2013                                                                      10.935835
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B))
04/28/2014 to 12/31/2014                                                                      16.401481
01/01/2015 to 12/31/2015                                                                      17.132518
01/01/2016 to 12/31/2016                                                                      16.674363
01/01/2017 to 12/31/2017                                                                      17.852347
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY MET/DIMENSIONAL
INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009                                                                      10.735054
01/01/2010 to 12/31/2010                                                                      14.331399
01/01/2011 to 12/31/2011                                                                      17.393988
01/01/2012 to 12/31/2012                                                                      14.422425
01/01/2013 to 12/31/2013                                                                      16.834589
01/01/2014 to 12/31/2014                                                                      21.267505
01/01/2015 to 12/31/2015                                                                      19.646311
01/01/2016 to 12/31/2016                                                                      20.570248
01/01/2017 to 12/31/2017                                                                      21.552137
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT
 (CLASS A))
05/02/2016 to 12/31/2016                                                                      59.389282
01/01/2017 to 12/31/2017                                                                      60.718917
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT
 (CLASS A)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008                                                                      21.556187
01/01/2009 to 12/31/2009                                                                      14.333444
01/01/2010 to 12/31/2010                                                                      17.580327
01/01/2011 to 12/31/2011                                                                      20.228971
01/01/2012 to 12/31/2012                                                                      19.117355
01/01/2013 to 12/31/2013                                                                      20.930559
01/01/2014 to 12/31/2014                                                                      27.576480
01/01/2015 to 12/31/2015                                                                      30.348308
01/01/2016 to 04/29/2016                                                                      30.065342
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS B) AND BEFORE THAT
METROPOLITAN SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008                                                                      12.901327
01/01/2009 to 05/01/2009                                                                       7.611841
------------------------------------------------------------------------------------------    ---------




                                                                                                              NUMBER OF
                                                                                             ACCUMULATION    ACCUMULATION
                                                                                            UNIT VALUE AT       UNITS
                                                                                                END OF      OUTSTANDING AT
                                                                                                PERIOD      END OF PERIOD
                                                                                           --------------- ---------------
BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND
BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008                                                                       7.053061      49,281.8191
01/01/2009 to 12/31/2009                                                                       8.976590     120,340.4900
01/01/2010 to 12/31/2010                                                                       9.780083     106,526.8052
01/01/2011 to 12/31/2011                                                                       9.512516     121,904.2952
01/01/2012 to 12/31/2012                                                                      10.935835      98,901.5874
01/01/2013 to 04/26/2013                                                                      11.787985           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014                                                                      17.132518     169,600.6745
01/01/2015 to 12/31/2015                                                                      16.674363     163,212.5109
01/01/2016 to 12/31/2016                                                                      17.852347     146,605.6866
01/01/2017 to 12/31/2017                                                                      21.061979     114,335.9930
------------------------------------------------------------------------------------------    ---------     ------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009                                                                      14.331399           0.0000
01/01/2010 to 12/31/2010                                                                      17.393988         744.7919
01/01/2011 to 12/31/2011                                                                      14.422425       2,164.3526
01/01/2012 to 12/31/2012                                                                      16.834589       2,230.2461
01/01/2013 to 12/31/2013                                                                      21.267505       1,271.2881
01/01/2014 to 12/31/2014                                                                      19.646311       1,273.4544
01/01/2015 to 12/31/2015                                                                      20.570248       1,331.0908
01/01/2016 to 12/31/2016                                                                      21.552137       1,279.3835
01/01/2017 to 12/31/2017                                                                      27.835079       1,007.1898
------------------------------------------------------------------------------------------    ---------     ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A))
05/02/2016 to 12/31/2016                                                                      60.718917       9,533.1806
01/01/2017 to 12/31/2017                                                                      71.579750       8,647.9438
------------------------------------------------------------------------------------------    ---------     ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008                                                                      14.333444           0.0000
01/01/2009 to 12/31/2009                                                                      17.580327      39,732.8000
01/01/2010 to 12/31/2010                                                                      20.228971      35,571.9437
01/01/2011 to 12/31/2011                                                                      19.117355      31,038.3237
01/01/2012 to 12/31/2012                                                                      20.930559      29,707.2907
01/01/2013 to 12/31/2013                                                                      27.576480      26,373.8581
01/01/2014 to 12/31/2014                                                                      30.348308      23,434.5962
01/01/2015 to 12/31/2015                                                                      30.065342      20,854.6371
01/01/2016 to 04/29/2016                                                                      30.302804           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN
SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008                                                                       7.611841      87,403.9075
01/01/2009 to 05/01/2009                                                                       7.536396           0.0000
------------------------------------------------------------------------------------------    ---------     ------------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         15.377827           9.217238         84,477.9864
01/01/2009 to 12/31/2009          9.217238          12.029974        110,403.6800
01/01/2010 to 12/31/2010         12.029974          13.317732        117,147.1072
01/01/2011 to 12/31/2011         13.317732          12.634458        111,439.3947
01/01/2012 to 12/31/2012         12.634458          14.096817         85,607.0157
01/01/2013 to 12/31/2013         14.096817          18.635946         78,370.7632
01/01/2014 to 12/31/2014         18.635946          20.377951         66,692.6383
01/01/2015 to 12/31/2015         20.377951          20.632466         61,255.9282
01/01/2016 to 12/31/2016         20.632466          21.888156         50,493.0517
01/01/2017 to 12/31/2017         21.888156          25.771007         46,673.7215
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.178281           9.535078          6,228.5834
01/01/2009 to 12/31/2009          9.535078          13.175010          5,827.9200
01/01/2010 to 12/31/2010         13.175010          14.519722          4,159.5813
01/01/2011 to 12/31/2011         14.519722          14.407418          3,878.5476
01/01/2012 to 12/31/2012         14.407418          16.482288         13,588.1877
01/01/2013 to 12/31/2013         16.482288          22.312354         13,080.8984
01/01/2014 to 12/31/2014         22.312354          24.021768          8,038.5483
01/01/2015 to 12/31/2015         24.021768          26.289337          7,206.9860
01/01/2016 to 12/31/2016         26.289337          25.993965          7,142.1294
01/01/2017 to 12/31/2017         25.993965          35.255356          7,349.0592
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.608761           5.677910         15,203.8126
01/01/2009 to 12/31/2009          5.677910           8.078106         17,220.0000
01/01/2010 to 12/31/2010          8.078106           8.749268         12,742.8176
01/01/2011 to 12/31/2011          8.749268           8.542794         13,867.8845
01/01/2012 to 04/27/2012          8.542794           9.623132              0.0000
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.478554           6.669642          6,237.4583
01/01/2009 to 12/31/2009          6.669642           8.562873         11,302.6700
01/01/2010 to 12/31/2010          8.562873          11.135211          9,066.3907
01/01/2011 to 12/31/2011         11.135211          11.327303         10,360.4703
01/01/2012 to 12/31/2012         11.327303          12.435686         20,337.5665
01/01/2013 to 12/31/2013         12.435686          18.268455         18,610.7560
01/01/2014 to 12/31/2014         18.268455          18.255752         17,784.8063
01/01/2015 to 12/31/2015         18.255752          18.332062         16,685.9312
01/01/2016 to 12/31/2016         18.332062          19.247209         15,415.9943
01/01/2017 to 12/31/2017         19.247209          24.140883         14,090.3174
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
04/29/2013 to 12/31/2013          1.782306           1.712708          4,249.7024
01/01/2014 to 12/31/2014          1.712708           1.788244              0.0000
01/01/2015 to 12/31/2015          1.788244           1.769454          4,132.2303
01/01/2016 to 12/31/2016          1.769454           1.788399          4,266.0312
01/01/2017 to 12/31/2017          1.788399           1.822665          4,278.9650
--------------------------       ---------          ---------        ------------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.512833          10.388320        153,048.1592
01/01/2009 to 12/31/2009         10.388320          12.167473        145,934.0900
01/01/2010 to 12/31/2010         12.167473          13.226740        138,860.2855
01/01/2011 to 12/31/2011         13.226740          13.378108        103,085.4576
01/01/2012 to 12/31/2012         13.378108          14.742042         92,585.6847
01/01/2013 to 12/31/2013         14.742042          17.324604         80,756.9903
01/01/2014 to 12/31/2014         17.324604          18.586774         73,826.9658
01/01/2015 to 12/31/2015         18.586774          18.328307         71,117.8525
01/01/2016 to 12/31/2016         18.328307          19.765080         67,716.2543
01/01/2017 to 12/31/2017         19.765080          21.950065         66,382.9262
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.620076          11.622060          3,236.8251
01/01/2009 to 12/31/2009         11.622060          13.875002          8,963.6500
01/01/2010 to 12/31/2010         13.875002          15.272682         15,726.8826
01/01/2011 to 12/31/2011         15.272682          15.217651         29,052.5416
01/01/2012 to 12/31/2012         15.217651          17.523940         27,535.4384
01/01/2013 to 12/31/2013         17.523940          23.488936         67,869.5682
01/01/2014 to 12/31/2014         23.488936          25.711406         62,801.1079
01/01/2015 to 12/31/2015         25.711406          25.362795         58,126.5902
01/01/2016 to 12/31/2016         25.362795          28.649846         53,784.9133
01/01/2017 to 12/31/2017         28.649846          33.352769         50,491.9576
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998904           6.618382         16,846.7851
01/01/2009 to 12/31/2009          6.618382           8.183076         54,617.8900
01/01/2010 to 12/31/2010          8.183076           8.994739         67,284.5847
01/01/2011 to 12/31/2011          8.994739           8.856728         92,920.8332
01/01/2012 to 12/31/2012          8.856728           9.988348         85,118.3026
01/01/2013 to 04/26/2013          9.988348          10.955251              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.287367          21.646191          5,420.4370
01/01/2014 to 12/31/2014         21.646191          21.366440          5,182.5244
01/01/2015 to 12/31/2015         21.366440          21.234222          4,858.5155
01/01/2016 to 12/31/2016         21.234222          24.889930          4,825.7280
01/01/2017 to 12/31/2017         24.889930          28.459656          4,192.1799
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         16.078651           9.821475          3,612.6213
01/01/2009 to 12/31/2009          9.821475          13.298357          3,157.3200
01/01/2010 to 12/31/2010         13.298357          16.175715          2,711.4933
01/01/2011 to 12/31/2011         16.175715          15.170154          7,097.6889
01/01/2012 to 12/31/2012         15.170154          15.812286          6,267.6277
01/01/2013 to 04/26/2013         15.812286          17.166682              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.767636           9.053666         20,030.1915
01/01/2009 to 12/31/2009          9.053666          12.821199         16,855.8800
01/01/2010 to 12/31/2010         12.821199          14.819041         16,425.6222
01/01/2011 to 12/31/2011         14.819041          14.475998         15,955.7445
01/01/2012 to 12/31/2012         14.475998          17.007505         15,318.5160
01/01/2013 to 12/31/2013         17.007505          23.366230         14,683.1422
01/01/2014 to 12/31/2014         23.366230          25.175503         12,067.8299
01/01/2015 to 12/31/2015         25.175503          27.545264         11,479.6738
01/01/2016 to 12/31/2016         27.545264          27.688903         10,847.1698
01/01/2017 to 12/31/2017         27.688903          36.591330         10,285.4331
--------------------------       ---------          ---------        ------------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         16.611118          10.472818          2,453.1384
01/01/2009 to 12/31/2009         10.472818          14.374526          1,740.1000
01/01/2010 to 12/31/2010         14.374526          19.164575          1,277.9939
01/01/2011 to 12/31/2011         19.164575          19.248880            540.8847
01/01/2012 to 12/31/2012         19.248880          22.088033            494.9441
01/01/2013 to 12/31/2013         22.088033          31.527768            457.0485
01/01/2014 to 12/31/2014         31.527768          33.288692            424.1838
01/01/2015 to 12/31/2015         33.288692          33.769486            392.3658
01/01/2016 to 12/31/2016         33.769486          37.272499            360.6325
01/01/2017 to 12/31/2017         37.272499          45.218448            333.3468
--------------------------       ---------          ---------          ----------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010         16.006707          18.977870            571.4815
01/01/2011 to 12/31/2011         18.977870          15.656391          3,138.4351
01/01/2012 to 12/31/2012         15.656391          15.899437          3,707.4082
01/01/2013 to 12/31/2013         15.899437          17.434193          3,272.1623
01/01/2014 to 12/31/2014         17.434193          14.011700          3,320.5302
01/01/2015 to 12/31/2015         14.011700           9.328004          4,705.6176
01/01/2016 to 12/31/2016          9.328004          13.274686          4,075.5426
01/01/2017 to 12/31/2017         13.274686          13.045562          4,156.6662
--------------------------       ---------          ---------          ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         34.407650          35.818047          3,736.7301
01/01/2017 to 12/31/2017         35.818047          38.380067          3,555.4486
--------------------------       ---------          ---------          ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         20.909684          18.477430            646.8164
01/01/2009 to 12/31/2009         18.477430          24.346502            526.0300
01/01/2010 to 12/31/2010         24.346502          27.039099          1,939.0942
01/01/2011 to 12/31/2011         27.039099          27.742175          1,459.0105
01/01/2012 to 12/31/2012         27.742175          30.657490          5,825.9579
01/01/2013 to 12/31/2013         30.657490          30.821303          5,448.4096
01/01/2014 to 12/31/2014         30.821303          31.913300          5,242.7337
01/01/2015 to 12/31/2015         31.913300          31.186401          4,970.3212
01/01/2016 to 04/29/2016         31.186401          32.030440              0.0000
--------------------------       ---------          ---------          ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         32.686638          33.993188         59,155.9125
01/01/2017 to 12/31/2017         33.993188          36.325564         56,458.2103
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         19.962632          16.086835        114,812.1869
01/01/2009 to 12/31/2009         16.086835          21.783455        123,326.6900
01/01/2010 to 12/31/2010         21.783455          24.363018        105,391.2614
01/01/2011 to 12/31/2011         24.363018          25.196647         98,553.4215
01/01/2012 to 12/31/2012         25.196647          28.174287         92,857.9169
01/01/2013 to 12/31/2013         28.174287          30.119598         79,814.6531
01/01/2014 to 12/31/2014         30.119598          31.259890         74,147.1230
01/01/2015 to 12/31/2015         31.259890          30.275924         68,297.0001
01/01/2016 to 04/29/2016         30.275924          31.237157              0.0000
--------------------------       ---------          ---------        ------------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2008 to 12/31/2008         16.599409           9.798006         18,300.2626
01/01/2009 to 12/31/2009          9.798006          13.293826          7,174.5400
01/01/2010 to 12/31/2010         13.293826          14.268072          7,142.3391
01/01/2011 to 12/31/2011         14.268072          12.624073          7,119.5609
01/01/2012 to 12/31/2012         12.624073          14.776555          3,903.6735
01/01/2013 to 12/31/2013         14.776555          17.990055          3,427.7519
01/01/2014 to 12/31/2014         17.990055          15.828378          3,420.8873
01/01/2015 to 12/31/2015         15.828378          14.653439          3,401.5837
01/01/2016 to 12/31/2016         14.653439          15.548586          3,380.1650
01/01/2017 to 12/31/2017         15.548586          17.964069          2,615.2237
--------------------------       ---------          ---------         -----------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2008 to 12/31/2008         16.776787          11.436944         39,626.8407
01/01/2009 to 12/31/2009         11.436944          14.431371         39,051.4600
01/01/2010 to 12/31/2010         14.431371          16.089023         34,201.8039
01/01/2011 to 12/31/2011         16.089023          16.235342         26,933.1743
01/01/2012 to 12/31/2012         16.235342          19.175801         24,318.8974
01/01/2013 to 12/31/2013         19.175801          25.139148         22,144.3361
01/01/2014 to 12/31/2014         25.139148          28.040075         18,116.8315
01/01/2015 to 12/31/2015         28.040075          26.916386         17,026.5814
01/01/2016 to 12/31/2016         26.916386          30.284456         16,569.7265
01/01/2017 to 12/31/2017         30.284456          35.612750         16,314.1627

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2008 to 12/31/2008          30.281524          18.451761        50,365.4455
01/01/2009 to 12/31/2009          18.451761          25.970420        64,602.8900
01/01/2010 to 12/31/2010          25.970420          28.703555        92,448.6798
01/01/2011 to 12/31/2011          28.703555          25.867417       102,248.1072
01/01/2012 to 12/31/2012          25.867417          31.355216       112,378.2785
01/01/2013 to 12/31/2013          31.355216          40.060947       105,390.4661
01/01/2014 to 12/31/2014          40.060947          40.539239        93,005.2159
01/01/2015 to 12/31/2015          40.539239          42.877164        88,272.8822
01/01/2016 to 12/31/2016          42.877164          42.671452        69,350.9970
01/01/2017 to 12/31/2017          42.671452          55.488259        58,201.2232
--------------------------        ---------          ---------       ------------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          32.966507          16.722577         2,625.0213
01/01/2009 to 12/31/2009          16.722577          26.677912         7,272.9000
01/01/2010 to 12/31/2010          26.677912          32.300498        17,100.6409
01/01/2011 to 12/31/2011          32.300498          25.831515        24,035.9921
01/01/2012 to 12/31/2012          25.831515          30.191546        25,388.4331
01/01/2013 to 12/31/2013          30.191546          38.305781        27,545.4723
01/01/2014 to 12/31/2014          38.305781          38.690961        26,384.5978
01/01/2015 to 12/31/2015          38.690961          38.369430        26,667.4137
01/01/2016 to 12/31/2016          38.369430          38.745983        24,333.1343
01/01/2017 to 12/31/2017          38.745983          48.246848        22,988.7390
--------------------------        ---------          ---------       ------------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         181.472192         105.144996         3,023.1020
01/01/2009 to 12/31/2009         105.144996         144.981141        11,157.4800
01/01/2010 to 12/31/2010         144.981141         170.183569        17,735.5959
01/01/2011 to 12/31/2011         170.183569         161.126483        20,065.5902
01/01/2012 to 12/31/2012         161.126483         187.865200        24,361.0225
01/01/2013 to 12/31/2013         187.865200         241.743471        23,225.3276
01/01/2014 to 12/31/2014         241.743471         259.443863        23,153.5115
01/01/2015 to 12/31/2015         259.443863         274.203907        23,166.7294
01/01/2016 to 12/31/2016         274.203907         296.935317        22,383.9693
01/01/2017 to 12/31/2017         296.935317         376.788572        22,033.6668
--------------------------       ----------         ----------       ------------

BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          10.250244          10.621574        26,287.8719
01/01/2013 to 12/31/2013          10.621574          11.676314        40,205.6752
01/01/2014 to 12/31/2014          11.676314          12.397184        40,601.1358
01/01/2015 to 12/31/2015          12.397184          12.332587        39,113.7344
01/01/2016 to 12/31/2016          12.332587          12.636287        34,620.0049
01/01/2017 to 12/31/2017          12.636287          14.200471        26,773.3820
--------------------------       ----------         ----------       ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014           0.996891           1.042565             0.0000
01/01/2015 to 12/31/2015           1.042565           1.021016             0.0000
01/01/2016 to 12/31/2016           1.021016           1.029992             0.0000
01/01/2017 to 12/31/2017           1.029992           1.176538             0.0000
--------------------------       ----------         ----------       ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          11.188104          11.620275         7,837.4955
01/01/2013 to 12/31/2013          11.620275          11.103392         5,642.4557
01/01/2014 to 12/31/2014          11.103392          11.420947         4,673.4069
01/01/2015 to 12/31/2015          11.420947          10.214631         2,346.5780
01/01/2016 to 12/31/2016          10.214631          11.008204         2,319.0140
01/01/2017 to 12/31/2017          11.008204          11.955377         2,292.2632
--------------------------       ----------         ----------       ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.004456          10.349237         59,741.8427
01/01/2013 to 12/31/2013         10.349237          11.291196         87,868.9021
01/01/2014 to 12/31/2014         11.291196          11.828337         86,500.6946
01/01/2015 to 12/31/2015         11.828337          11.686232         86,664.7579
01/01/2016 to 12/31/2016         11.686232          12.070584         81,880.4136
01/01/2017 to 12/31/2017         12.070584          13.527739         61,577.2417
--------------------------       ---------          ---------         -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         14.982979          18.931443            984.0100
01/01/2010 to 12/31/2010         18.931443          21.677654          5,174.0513
01/01/2011 to 12/31/2011         21.677654          21.943621          5,953.0341
01/01/2012 to 12/31/2012         21.943621          25.292615         18,560.9257
01/01/2013 to 12/31/2013         25.292615          27.350723         15,273.8618
01/01/2014 to 12/31/2014         27.350723          27.942922         14,088.7401
01/01/2015 to 12/31/2015         27.942922          26.518743         14,105.8349
01/01/2016 to 12/31/2016         26.518743          29.894879         15,837.3307
01/01/2017 to 12/31/2017         29.894879          31.863080         14,454.9277
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.357542           7.819162         13,832.9298
01/01/2009 to 12/31/2009          7.819162          10.258369         13,823.9700
01/01/2010 to 12/31/2010         10.258369          11.820418         19,126.8667
01/01/2011 to 12/31/2011         11.820418          11.016109         20,753.3718
01/01/2012 to 12/31/2012         11.016109          12.719031         23,316.8112
01/01/2013 to 12/31/2013         12.719031          16.291859         22,574.9089
01/01/2014 to 12/31/2014         16.291859          16.933600         10,971.8532
01/01/2015 to 12/31/2015         16.933600          16.412027          7,595.4747
01/01/2016 to 12/31/2016         16.412027          17.689874          3,505.0867
01/01/2017 to 12/31/2017         17.689874          21.509647          3,177.7599
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.031484          10.518033        133,981.6113
01/01/2013 to 12/31/2013         10.518033          11.897008        151,872.8345
01/01/2014 to 12/31/2014         11.897008          12.902153        150,193.7710
01/01/2015 to 12/31/2015         12.902153          12.239404        149,702.5492
01/01/2016 to 12/31/2016         12.239404          13.118119        142,806.1784
01/01/2017 to 12/31/2017         13.118119          15.353630        138,366.0643
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008         13.574778           6.239565            588.4248
01/01/2009 to 12/31/2009          6.239565          10.426242          6,871.7300
01/01/2010 to 12/31/2010         10.426242          12.751713         34,033.1191
01/01/2011 to 12/31/2011         12.751713          10.253454         48,011.7312
01/01/2012 to 12/31/2012         10.253454          12.056920        111,986.1255
01/01/2013 to 12/31/2013         12.056920          11.331030        123,813.5129
01/01/2014 to 12/31/2014         11.331030          10.476271        109,381.0429
01/01/2015 to 12/31/2015         10.476271           8.930430         64,811.7882
01/01/2016 to 12/31/2016          8.930430           9.848669         58,158.4910
01/01/2017 to 12/31/2017          9.848669          12.500686         48,439.6887
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.988494           9.786860         24,520.2344
01/01/2012 to 12/31/2012          9.786860          10.104933         77,251.8693
01/01/2013 to 12/31/2013         10.104933          10.110396         88,816.8421
01/01/2014 to 12/31/2014         10.110396          10.105565        117,754.3276
01/01/2015 to 12/31/2015         10.105565           9.932797        118,631.6003
01/01/2016 to 12/31/2016          9.932797          10.131963        106,725.8729
01/01/2017 to 12/31/2017         10.131963          10.154870        104,574.0640
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/03/2010 to 12/31/2010         11.823992          12.262235              0.0000
01/01/2011 to 12/31/2011         12.262235          12.088232          2,133.6458
01/01/2012 to 12/31/2012         12.088232          13.663457          8,278.9334
01/01/2013 to 12/31/2013         13.663457          13.654182          7,612.8152
01/01/2014 to 12/31/2014         13.654182          13.658847          6,878.1047
01/01/2015 to 12/31/2015         13.658847          12.947476          4,932.7948
01/01/2016 to 12/31/2016         12.947476          12.917833          5,004.3018
01/01/2017 to 12/31/2017         12.917833          12.794776          5,005.9665
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY
MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009          7.321832           8.781903            790.6200
01/01/2010 to 12/31/2010          8.781903           9.759860          4,404.4786
01/01/2011 to 12/31/2011          9.759860           9.670227         22,140.1121
01/01/2012 to 12/31/2012          9.670227          10.837979         24,362.2533
01/01/2013 to 12/31/2013         10.837979          14.382809         20,004.7248
01/01/2014 to 12/31/2014         14.382809          16.133713         25,663.3049
01/01/2015 to 12/31/2015         16.133713          16.661002         26,977.7412
01/01/2016 to 12/31/2016         16.661002          17.828496         19,397.0127
01/01/2017 to 12/31/2017         17.828496          21.485635         16,548.7357
--------------------------       ---------          ---------        ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.352176           9.507992            763.0429
01/01/2009 to 12/31/2009          9.507992          12.670440          5,931.9800
01/01/2010 to 12/31/2010         12.670440          14.550314          5,919.8744
01/01/2011 to 12/31/2011         14.550314          13.587507          7,970.0249
01/01/2012 to 12/31/2012         13.587507          16.930653          8,485.2961
01/01/2013 to 12/31/2013         16.930653          17.339179          9,273.0043
01/01/2014 to 12/31/2014         17.339179          19.424765          8,572.4594
01/01/2015 to 12/31/2015         19.424765          18.943009         10,179.3286
01/01/2016 to 12/31/2016         18.943009          18.899476         10,334.8987
01/01/2017 to 12/31/2017         18.899476          20.701898         10,108.3957
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.217287           6.554810          4,695.6890
01/01/2012 to 12/31/2012          6.554810           7.682546         17,198.7042
01/01/2013 to 12/31/2013          7.682546          11.063557         22,048.1017
01/01/2014 to 12/31/2014         11.063557          13.009877         21,646.0362
01/01/2015 to 12/31/2015         13.009877          12.348180         20,358.5115
01/01/2016 to 12/31/2016         12.348180          12.540472         16,930.2705
01/01/2017 to 12/31/2017         12.540472          14.686927         18,254.7767
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.428992           4.681186          3,935.8775
01/01/2009 to 12/31/2009          4.681186           6.387985              0.0000
01/01/2010 to 12/31/2010          6.387985           6.781544              0.0000
01/01/2011 to 04/29/2011          6.781544           7.217940              0.0000
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010763           1.050153        183,302.9872
01/01/2013 to 12/31/2013          1.050153           1.057994        244,376.9701
01/01/2014 to 12/31/2014          1.057994           1.104818        288,035.7664
01/01/2015 to 12/31/2015          1.104818           1.046784        282,024.7270
01/01/2016 to 12/31/2016          1.046784           1.156638        283,440.9946
01/01/2017 to 12/31/2017          1.156638           1.258423        281,246.7829
--------------------------        --------           --------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.619656           7.365130        387,649.8239
01/01/2009 to 12/31/2009          7.365130           9.221428        449,490.4400
01/01/2010 to 12/31/2010          9.221428          10.477405        453,574.7040
01/01/2011 to 12/31/2011         10.477405          10.211381        462,824.7957
01/01/2012 to 12/31/2012         10.211381          11.969594        497,844.3185
01/01/2013 to 12/31/2013         11.969594          16.028686        474,449.5525
01/01/2014 to 12/31/2014         16.028686          17.329650        459,063.7757
01/01/2015 to 12/31/2015         17.329650          16.116662        420,642.7976
01/01/2016 to 12/31/2016         16.116662          18.697703        410,533.8007
01/01/2017 to 12/31/2017         18.697703          21.826360        371,978.3805
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012817           1.052204        104,966.2895
01/01/2013 to 12/31/2013          1.052204           1.155031        228,686.4005
01/01/2014 to 12/31/2014          1.155031           1.222086        249,150.1573
01/01/2015 to 12/31/2015          1.222086           1.219527        264,051.5664
01/01/2016 to 12/31/2016          1.219527           1.241200        227,046.9655
01/01/2017 to 12/31/2017          1.241200           1.432149        207,054.7200
--------------------------       ---------          ---------        ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.396747           9.952484         10,814.8877
01/01/2009 to 12/31/2009          9.952484          12.675954         19,668.7300
01/01/2010 to 12/31/2010         12.675954          14.950645         32,013.9362
01/01/2011 to 12/31/2011         14.950645          13.255248         40,016.3315
01/01/2012 to 12/31/2012         13.255248          15.122983         41,290.0967
01/01/2013 to 12/31/2013         15.122983          19.878852         39,537.7954
01/01/2014 to 12/31/2014         19.878852          20.520844         41,066.8377
01/01/2015 to 12/31/2015         20.520844          18.787682         29,003.8751
01/01/2016 to 12/31/2016         18.787682          24.251073         29,752.5999
01/01/2017 to 12/31/2017         24.251073          24.780999         25,307.9777
--------------------------       ---------          ---------        ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
11/12/2012 to 12/31/2012          0.987702           1.014197              0.0000
01/01/2013 to 12/31/2013          1.014197           1.132946         15,040.4408
01/01/2014 to 12/31/2014          1.132946           1.224325         14,891.0025
01/01/2015 to 12/31/2015          1.224325           1.196257         14,737.9609
01/01/2016 to 12/31/2016          1.196257           1.234772        194,651.0964
01/01/2017 to 12/31/2017          1.234772           1.411130        192,586.1014
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         18.218089          10.384796        112,724.9287
01/01/2009 to 12/31/2009         10.384796          13.513406        134,102.7300
01/01/2010 to 12/31/2010         13.513406          14.889910        167,367.2233
01/01/2011 to 12/31/2011         14.889910          13.149462        197,398.2460
01/01/2012 to 12/31/2012         13.149462          15.177722        215,351.1595
01/01/2013 to 12/31/2013         15.177722          17.902539        207,346.3989
01/01/2014 to 12/31/2014         17.902539          16.476176        187,722.1037
01/01/2015 to 12/31/2015         16.476176          16.006884        172,260.0710
01/01/2016 to 12/31/2016         16.006884          15.693193        166,144.4764
01/01/2017 to 12/31/2017         15.693193          19.892138        155,209.2379
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.351791           7.031539        224,268.8533
01/01/2009 to 12/31/2009          7.031539          10.937669        257,503.1700
01/01/2010 to 12/31/2010         10.937669          14.289208        275,115.9969
01/01/2011 to 12/31/2011         14.289208          13.154922        266,800.6655
01/01/2012 to 12/31/2012         13.154922          14.217885        267,613.1869
01/01/2013 to 12/31/2013         14.217885          19.550016        246,926.6053
01/01/2014 to 12/31/2014         19.550016          19.532259        224,198.4714
01/01/2015 to 12/31/2015         19.532259          18.348285        210,043.7572
01/01/2016 to 12/31/2016         18.348285          16.612231        200,697.2739
01/01/2017 to 12/31/2017         16.612231          22.988956        167,753.0103
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         20.894854          12.284057         71,101.7405
01/01/2009 to 12/31/2009         12.284057          16.985426         64,662.2300
01/01/2010 to 12/31/2010         16.985426          19.475352         67,136.4731
01/01/2011 to 12/31/2011         19.475352          17.643661         56,934.8627
01/01/2012 to 12/31/2012         17.643661          21.144705         49,264.8597
01/01/2013 to 12/31/2013         21.144705          26.583721        112,103.6741
01/01/2014 to 12/31/2014         26.583721          26.856182        110,099.6253
01/01/2015 to 12/31/2015         26.856182          27.607782        102,877.1319
01/01/2016 to 12/31/2016         27.607782          27.368852         90,844.4819
01/01/2017 to 12/31/2017         27.368852          37.014386         80,304.9795
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2008 to 12/31/2008         20.595092          11.748077         58,687.7248
01/01/2009 to 12/31/2009         11.748077          15.233609         53,804.0200
01/01/2010 to 12/31/2010         15.233609          16.181110         48,305.4747
01/01/2011 to 04/29/2011         16.181110          18.070894              0.0000
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998795           6.582886         35,850.1479
01/01/2009 to 12/31/2009          6.582886           8.634769         77,024.0400
01/01/2010 to 12/31/2010          8.634769           9.194411         87,459.1056
01/01/2011 to 12/31/2011          9.194411           8.466840        159,485.8403
01/01/2012 to 12/31/2012          8.466840          10.233945        141,134.2174
01/01/2013 to 04/26/2013         10.233945          10.890136              0.0000
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999849           1.037735              0.0000
01/01/2015 to 12/31/2015          1.037735           0.970169              0.0000
01/01/2016 to 12/31/2016          0.970169           1.066289              0.0000
01/01/2017 to 12/31/2017          1.066289           1.187516              0.0000
--------------------------       ---------          ---------        ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.934072          13.226244          7,668.8900
01/01/2010 to 12/31/2010         13.226244          14.096845         31,997.4579
01/01/2011 to 12/31/2011         14.096845          15.496386         60,381.8406
01/01/2012 to 12/31/2012         15.496386          16.725501         80,104.9009
01/01/2013 to 12/31/2013         16.725501          15.008202         74,657.8412
01/01/2014 to 12/31/2014         15.008202          15.273476         70,314.4475
01/01/2015 to 12/31/2015         15.273476          14.636599         61,637.1471
01/01/2016 to 12/31/2016         14.636599          15.197971         60,465.1884
01/01/2017 to 12/31/2017         15.197971          15.553425         54,380.7013
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.605991          13.511884        267,247.6611
01/01/2009 to 12/31/2009         13.511884          15.773437        356,207.5900
01/01/2010 to 12/31/2010         15.773437          16.875567        419,720.4335
01/01/2011 to 12/31/2011         16.875567          17.220479        474,539.8745
01/01/2012 to 12/31/2012         17.220479          18.610074        494,763.1111
01/01/2013 to 12/31/2013         18.610074          18.053936        479,981.3250
01/01/2014 to 12/31/2014         18.053936          18.604937        445,450.9215
01/01/2015 to 12/31/2015         18.604937          18.402339        405,408.6493
01/01/2016 to 12/31/2016         18.402339          18.676009        369,768.4446
01/01/2017 to 12/31/2017         18.676009          19.303607        354,455.6675
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.805186          10.994363          9,169.5556
01/01/2013 to 12/31/2013         10.994363          10.382642          5,756.6781
01/01/2014 to 12/31/2014         10.382642          11.045042          5,625.9474
01/01/2015 to 12/31/2015         11.045042          10.971197          5,460.1811
01/01/2016 to 12/31/2016         10.971197          10.994112          7,716.3503
01/01/2017 to 12/31/2017         10.994112          11.156872          7,886.6526
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.216932          10.775838              0.0000
01/01/2014 to 12/31/2014         10.775838          11.578906              0.0000
01/01/2015 to 12/31/2015         11.578906          11.308937              0.0000
01/01/2016 to 12/31/2016         11.308937          11.695915              0.0000
01/01/2017 to 12/31/2017         11.695915          13.473767              0.0000
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010795           1.070353         84,800.1456
01/01/2013 to 12/31/2013          1.070353           1.165682        180,029.3673
01/01/2014 to 12/31/2014          1.165682           1.242156        177,604.2455
01/01/2015 to 12/31/2015          1.242156           1.217768        175,518.6990
01/01/2016 to 12/31/2016          1.217768           1.272534        139,133.4322
01/01/2017 to 12/31/2017          1.272534           1.438582        138,611.4471
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.901090          10.691156         15,869.7100
01/01/2010 to 12/31/2010         10.691156          11.868390        115,918.6281
01/01/2011 to 12/31/2011         11.868390          11.863369        153,382.1475
01/01/2012 to 12/31/2012         11.863369          13.240070        174,954.7079
01/01/2013 to 12/31/2013         13.240070          14.788629        174,758.4032
01/01/2014 to 12/31/2014         14.788629          15.476937        160,117.6942
01/01/2015 to 12/31/2015         15.476937          15.007117        157,447.8259
01/01/2016 to 12/31/2016         15.007117          15.701457        150,681.3784
01/01/2017 to 12/31/2017         15.701457          17.993159        105,562.4962
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.193815          10.132255            175.3200
01/01/2010 to 12/31/2010         10.132255          11.439863          5,155.5723
01/01/2011 to 12/31/2011         11.439863          11.074069          7,495.1305
01/01/2012 to 12/31/2012         11.074069          12.598704          4,966.8649
01/01/2013 to 12/31/2013         12.598704          14.712856         21,150.7298
01/01/2014 to 12/31/2014         14.712856          15.334647          4,461.4473
01/01/2015 to 12/31/2015         15.334647          14.816389          4,320.1576
01/01/2016 to 12/31/2016         14.816389          15.662425          3,037.1192
01/01/2017 to 12/31/2017         15.662425          18.533488          3,048.7182
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008         62.067821           39.169677         5,149.0376
01/01/2009 to 12/31/2009         39.169677           45.975717         4,734.3900
01/01/2010 to 12/31/2010         45.975717           53.352159         3,962.8737
01/01/2011 to 12/31/2011         53.352159           50.781434         3,435.7757
01/01/2012 to 12/31/2012         50.781434           59.399973         3,174.6425
01/01/2013 to 12/31/2013         59.399973           78.778302         2,697.8155
01/01/2014 to 12/31/2014         78.778302           88.486412         2,533.7445
01/01/2015 to 12/31/2015         88.486412           84.619374         2,358.5043
01/01/2016 to 12/31/2016         84.619374           97.255134         2,094.7541
01/01/2017 to 12/31/2017         97.255134          112.805679         1,564.0867
--------------------------       ---------          ----------         ----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         59.129447           37.234451       283,914.9180
01/01/2009 to 12/31/2009         37.234451           43.600855       266,482.8500
01/01/2010 to 12/31/2010         43.600855           50.463271       249,521.6731
01/01/2011 to 12/31/2011         50.463271           47.910779       225,827.2197
01/01/2012 to 12/31/2012         47.910779           55.902896       193,557.6376
01/01/2013 to 12/31/2013         55.902896           73.966413       173,124.4244
01/01/2014 to 12/31/2014         73.966413           82.872918       152,558.4269
01/01/2015 to 12/31/2015         82.872918           79.027115       132,811.6811
01/01/2016 to 12/31/2016         79.027115           90.624620       115,604.2628
01/01/2017 to 12/31/2017         90.624620          104.827648        99,038.3667
--------------------------       ---------          ----------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2008 to 12/31/2008         13.750403            8.336821        10,287.4833
01/01/2009 to 12/31/2009          8.336821           10.703805         4,134.3900
01/01/2010 to 04/30/2010         10.703805           11.447024             0.0000
--------------------------       ---------          ----------       ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.934760            5.920119         1,805.4443
01/01/2009 to 12/31/2009          5.920119            8.517916         1,795.6900
01/01/2010 to 12/31/2010          8.517916           10.757025         1,787.7810
01/01/2011 to 12/31/2011         10.757025           10.464296         1,781.4236
01/01/2012 to 12/31/2012         10.464296           11.765324         1,774.2742
01/01/2013 to 12/31/2013         11.765324           15.893166         1,768.2280
01/01/2014 to 12/31/2014         15.893166           17.727378             0.0000
01/01/2015 to 12/31/2015         17.727378           18.703551             0.0000
01/01/2016 to 12/31/2016         18.703551           19.648782             0.0000
01/01/2017 to 12/31/2017         19.648782           24.243119             0.0000
--------------------------       ---------          ----------       ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         28.289609           17.130207       337,965.7481
01/01/2009 to 12/31/2009         17.130207           21.438507       306,141.3000
01/01/2010 to 12/31/2010         21.438507           26.616981       270,508.7799
01/01/2011 to 12/31/2011         26.616981           25.352836       244,871.0114
01/01/2012 to 12/31/2012         25.352836           28.759295       221,249.8646
01/01/2013 to 12/31/2013         28.759295           37.064920       197,741.5113
01/01/2014 to 12/31/2014         37.064920           40.194603       178,005.9728
01/01/2015 to 12/31/2015         40.194603           36.184427       161,835.5765
01/01/2016 to 12/31/2016         36.184427           41.337331       144,309.6466
01/01/2017 to 12/31/2017         41.337331           44.760261       121,324.8562
--------------------------       ---------          ----------       ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         21.480643          11.845929          5,492.5573
01/01/2009 to 12/31/2009         11.845929          14.280563          5,072.1400
01/01/2010 to 12/31/2010         14.280563          15.093434          2,822.3726
01/01/2011 to 12/31/2011         15.093434          11.923140          2,572.2986
01/01/2012 to 12/31/2012         11.923140          14.075871            223.5682
01/01/2013 to 12/31/2013         14.075871          16.029356            223.4130
01/01/2014 to 12/31/2014         16.029356          15.323968            223.2788
01/01/2015 to 12/31/2015         15.323968          14.827443            223.2788
01/01/2016 to 12/31/2016         14.827443          15.405923            223.2788
01/01/2017 to 12/31/2017         15.405923          20.554266            223.2788
--------------------------       ---------          ---------          ----------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         52.189549          49.725321         14,199.6629
01/01/2009 to 12/31/2009         49.725321          53.697855         23,330.7600
01/01/2010 to 12/31/2010         53.697855          57.395957         32,312.4529
01/01/2011 to 12/31/2011         57.395957          60.348488         34,949.3785
01/01/2012 to 12/31/2012         60.348488          64.030912         37,539.0098
01/01/2013 to 12/31/2013         64.030912          62.692272         38,093.7436
01/01/2014 to 12/31/2014         62.692272          66.228931         36,626.0930
01/01/2015 to 12/31/2015         66.228931          65.727613         32,396.1621
01/01/2016 to 12/31/2016         65.727613          66.871331         32,979.3469
01/01/2017 to 12/31/2017         66.871331          68.687248         29,766.2901
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.381179          11.853468         17,053.1900
01/01/2010 to 12/31/2010         11.853468          14.047502         14,621.3271
01/01/2011 to 12/31/2011         14.047502          12.651159         14,516.5698
01/01/2012 to 12/31/2012         12.651159          14.310357         15,962.7528
01/01/2013 to 12/31/2013         14.310357          18.997171         14,320.1292
01/01/2014 to 12/31/2014         18.997171          20.461192         13,384.3426
01/01/2015 to 12/31/2015         20.461192          21.508062         13,610.3733
01/01/2016 to 12/31/2016         21.508062          21.290900         12,016.8920
01/01/2017 to 12/31/2017         21.290900          28.203790         10,445.9785
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
01/01/2008 to 12/31/2008         16.909426           9.592474         21,021.9638
01/01/2009 to 05/01/2009          9.592474           9.132372              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.942779          11.104044         97,246.2866
01/01/2009 to 12/31/2009         11.104044          11.010377         44,374.5600
01/01/2010 to 12/31/2010         11.010377          10.889923         66,491.1281
01/01/2011 to 12/31/2011         10.889923          10.771111         10,785.6987
01/01/2012 to 12/31/2012         10.771111          10.652632         37,641.1067
01/01/2013 to 12/31/2013         10.652632          10.536092         14,416.2112
01/01/2014 to 12/31/2014         10.536092          10.420827         10,393.7270
01/01/2015 to 12/31/2015         10.420827          10.306822         27,889.3756
01/01/2016 to 12/31/2016         10.306822          10.205497         35,525.5631
01/01/2017 to 12/31/2017         10.205497          10.158212         16,353.8292
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.395592          14.710606              0.0000
01/01/2015 to 12/31/2015         14.710606          14.464485              0.0000
01/01/2016 to 12/31/2016         14.464485          14.954328          5,864.5822
01/01/2017 to 12/31/2017         14.954328          15.816531         21,968.1819
--------------------------       ---------          ---------         -----------


                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.766050           9.233853           42,515.6039
01/01/2009 to 12/31/2009          9.233853          11.224974           86,834.5800
01/01/2010 to 12/31/2010         11.224974          12.312603          161,537.5026
01/01/2011 to 12/31/2011         12.312603          12.394368          327,895.4063
01/01/2012 to 12/31/2012         12.394368          13.595627          399,837.5884
01/01/2013 to 12/31/2013         13.595627          14.667800          371,226.9929
01/01/2014 to 04/25/2014         14.667800          14.802458                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.269415           8.928746          152,524.5049
01/01/2009 to 12/31/2009          8.928746          11.134765          368,485.1300
01/01/2010 to 12/31/2010         11.134765          12.378537          600,380.8171
01/01/2011 to 12/31/2011         12.378537          12.229083          829,523.3534
01/01/2012 to 12/31/2012         12.229083          13.593658          963,720.5350
01/01/2013 to 12/31/2013         13.593658          15.357577          887,642.4169
01/01/2014 to 04/25/2014         15.357577          15.440171                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.801120          15.246209        1,188,315.6230
01/01/2015 to 12/31/2015         15.246209          14.917578        1,086,721.6788
01/01/2016 to 12/31/2016         14.917578          15.652592          995,516.8826
01/01/2017 to 12/31/2017         15.652592          17.129419          948,529.3982
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.659942           8.522303          511,915.2578
01/01/2009 to 12/31/2009          8.522303          10.817527          835,310.3900
01/01/2010 to 12/31/2010         10.817527          12.152748        1,418,256.8798
01/01/2011 to 12/31/2011         12.152748          11.815397        1,790,437.4571
01/01/2012 to 12/31/2012         11.815397          13.313405        1,924,436.9693
01/01/2013 to 12/31/2013         13.313405          15.724783        1,845,117.0943
01/01/2014 to 04/25/2014         15.724783          15.761779                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         15.760354          16.357303        1,711,145.1501
01/01/2015 to 12/31/2015         16.357303          15.973257        1,537,119.7530
01/01/2016 to 12/31/2016         15.973257          16.921032        1,455,350.4039
01/01/2017 to 12/31/2017         16.921032          19.201904        1,297,861.2068
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.325461           8.188642          546,880.6789
01/01/2009 to 12/31/2009          8.188642          10.536745          623,248.2900
01/01/2010 to 12/31/2010         10.536745          12.035762          583,798.0600
01/01/2011 to 12/31/2011         12.035762          11.443261          544,205.2968
01/01/2012 to 12/31/2012         11.443261          13.096560          527,857.0138
01/01/2013 to 12/31/2013         13.096560          16.310072          474,211.9099
01/01/2014 to 04/25/2014         16.310072          16.259541                0.0000
--------------------------       ---------          ---------        --------------


                                  1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
                                                                                           ---------------
BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008                                                                       9.998795
01/01/2009 to 12/31/2009                                                                       7.048200
01/01/2010 to 12/31/2010                                                                       8.961439
01/01/2011 to 12/31/2011                                                                       9.753824
01/01/2012 to 12/31/2012                                                                       9.477509
01/01/2013 to 04/26/2013                                                                      10.884645
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B))
04/28/2014 to 12/31/2014                                                                      16.246572
01/01/2015 to 12/31/2015                                                                      16.959224
01/01/2016 to 12/31/2016                                                                      16.489199
01/01/2017 to 12/31/2017                                                                      17.636457
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY MET/DIMENSIONAL
INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009                                                                      10.729574
01/01/2010 to 12/31/2010                                                                      14.314645
01/01/2011 to 12/31/2011                                                                      17.356315
01/01/2012 to 12/31/2012                                                                      14.376812
01/01/2013 to 12/31/2013                                                                      16.764492
01/01/2014 to 12/31/2014                                                                      21.157799
01/01/2015 to 12/31/2015                                                                      19.525422
01/01/2016 to 12/31/2016                                                                      20.423236
01/01/2017 to 12/31/2017                                                                      21.376722
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT
 (CLASS A))
05/02/2016 to 12/31/2016                                                                      58.125049
01/01/2017 to 12/31/2017                                                                      59.386998
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT
 (CLASS A)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008                                                                      21.258406
01/01/2009 to 12/31/2009                                                                      14.121239
01/01/2010 to 12/31/2010                                                                      17.302737
01/01/2011 to 12/31/2011                                                                      19.889677
01/01/2012 to 12/31/2012                                                                      18.777951
01/01/2013 to 12/31/2013                                                                      20.538308
01/01/2014 to 12/31/2014                                                                      27.032652
01/01/2015 to 12/31/2015                                                                      29.720083
01/01/2016 to 04/29/2016                                                                      29.413539
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS B) AND BEFORE THAT
METROPOLITAN SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008                                                                      12.828396
01/01/2009 to 05/01/2009                                                                       7.561201
------------------------------------------------------------------------------------------    ---------




                                                                                                              NUMBER OF
                                                                                             ACCUMULATION    ACCUMULATION
                                                                                            UNIT VALUE AT       UNITS
                                                                                                END OF      OUTSTANDING AT
                                                                                                PERIOD      END OF PERIOD
                                                                                           --------------- ---------------
BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND
BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008                                                                       7.048200      28,868.9180
01/01/2009 to 12/31/2009                                                                       8.961439      60,845.4900
01/01/2010 to 12/31/2010                                                                       9.753824      73,760.5909
01/01/2011 to 12/31/2011                                                                       9.477509      69,645.2048
01/01/2012 to 12/31/2012                                                                      10.884645      77,389.7933
01/01/2013 to 04/26/2013                                                                      11.729079           0.0000
------------------------------------------------------------------------------------------    ---------      -----------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014                                                                      16.959224     409,938.3256
01/01/2015 to 12/31/2015                                                                      16.489199     355,764.3079
01/01/2016 to 12/31/2016                                                                      17.636457     337,080.7292
01/01/2017 to 12/31/2017                                                                      20.786548     313,787.3969
------------------------------------------------------------------------------------------    ---------     ------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009                                                                      14.314645           0.0000
01/01/2010 to 12/31/2010                                                                      17.356315           0.0000
01/01/2011 to 12/31/2011                                                                      14.376812       1,652.7560
01/01/2012 to 12/31/2012                                                                      16.764492       3,096.0693
01/01/2013 to 12/31/2013                                                                      21.157799       2,952.4198
01/01/2014 to 12/31/2014                                                                      19.525422       1,686.4675
01/01/2015 to 12/31/2015                                                                      20.423236         859.9643
01/01/2016 to 12/31/2016                                                                      21.376722         810.3716
01/01/2017 to 12/31/2017                                                                      27.581031         100.3154
------------------------------------------------------------------------------------------    ---------     ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A))
05/02/2016 to 12/31/2016                                                                      59.386998      61,128.6839
01/01/2017 to 12/31/2017                                                                      69.939851      52,240.6080
------------------------------------------------------------------------------------------    ---------     ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008                                                                      14.121239       9,439.1989
01/01/2009 to 12/31/2009                                                                      17.302737     174,895.4700
01/01/2010 to 12/31/2010                                                                      19.889677     155,022.2944
01/01/2011 to 12/31/2011                                                                      18.777951     156,621.6223
01/01/2012 to 12/31/2012                                                                      20.538308     169,415.7375
01/01/2013 to 12/31/2013                                                                      27.032652     150,129.5176
01/01/2014 to 12/31/2014                                                                      29.720083     136,334.1773
01/01/2015 to 12/31/2015                                                                      29.413539     130,872.3748
01/01/2016 to 04/29/2016                                                                      29.636104           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN
SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008                                                                       7.561201     345,129.1715
01/01/2009 to 05/01/2009                                                                       7.483764           0.0000
------------------------------------------------------------------------------------------    ---------     ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         15.290893           9.155914        234,006.3145
01/01/2009 to 12/31/2009          9.155914          11.937991        268,250.0700
01/01/2010 to 12/31/2010         11.937991          13.202704        271,292.4515
01/01/2011 to 12/31/2011         13.202704          12.512834        260,916.5997
01/01/2012 to 12/31/2012         12.512834          13.947089        241,699.6456
01/01/2013 to 12/31/2013         13.947089          18.419592        215,426.1124
01/01/2014 to 12/31/2014         18.419592          20.121242        192,866.1873
01/01/2015 to 12/31/2015         20.121242          20.352187        175,519.6714
01/01/2016 to 12/31/2016         20.352187          21.569242        158,723.3556
01/01/2017 to 12/31/2017         21.569242          25.370221        132,719.2472
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.107575           9.481120         22,036.4484
01/01/2009 to 12/31/2009          9.481120          13.087368         18,501.3300
01/01/2010 to 12/31/2010         13.087368          14.408728         13,859.0259
01/01/2011 to 12/31/2011         14.408728          14.283021         13,583.5856
01/01/2012 to 12/31/2012         14.283021          16.323563         79,350.4957
01/01/2013 to 12/31/2013         16.323563          22.075411         70,776.7712
01/01/2014 to 12/31/2014         22.075411          23.742915         62,648.4962
01/01/2015 to 12/31/2015         23.742915          25.958190         61,621.3343
01/01/2016 to 12/31/2016         25.958190          25.640883         54,563.0646
01/01/2017 to 12/31/2017         25.640883          34.741849         44,322.0759
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.535958           5.633273        153,733.7493
01/01/2009 to 12/31/2009          5.633273           8.006591        134,782.4300
01/01/2010 to 12/31/2010          8.006591           8.663150        122,613.2254
01/01/2011 to 12/31/2011          8.663150           8.450271        117,348.3445
01/01/2012 to 04/27/2012          8.450271           9.515810              0.0000
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.402231           6.618632         32,360.4127
01/01/2009 to 12/31/2009          6.618632           8.488888         59,884.5800
01/01/2010 to 12/31/2010          8.488888          11.027984         53,364.2471
01/01/2011 to 12/31/2011         11.027984          11.207032         48,719.3721
01/01/2012 to 12/31/2012         11.207032          12.291285         43,504.0240
01/01/2013 to 12/31/2013         12.291285          18.038295         39,662.9147
01/01/2014 to 12/31/2014         18.038295          18.007726         38,149.7267
01/01/2015 to 12/31/2015         18.007726          18.064921         35,535.2185
01/01/2016 to 12/31/2016         18.064921          18.947773         34,160.8192
01/01/2017 to 12/31/2017         18.947773          23.741640         28,515.5684
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
04/29/2013 to 12/31/2013         17.566876          16.869517            837.7592
01/01/2014 to 12/31/2014         16.869517          17.595920          5,012.1767
01/01/2015 to 12/31/2015         17.595920          17.393622          2,994.8901
01/01/2016 to 12/31/2016         17.393622          17.562275          5,891.7979
01/01/2017 to 12/31/2017         17.562275          17.880930          6,419.4614
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.436432          10.319217        402,718.9476
01/01/2009 to 12/31/2009         10.319217          12.074456        427,143.5700
01/01/2010 to 12/31/2010         12.074456          13.112514        395,972.2671
01/01/2011 to 12/31/2011         13.112514          13.249349        369,839.0415
01/01/2012 to 12/31/2012         13.249349          14.585488        342,208.4227
01/01/2013 to 12/31/2013         14.585488          17.123499        314,847.0405
01/01/2014 to 12/31/2014         17.123499          18.352656        324,130.9844
01/01/2015 to 12/31/2015         18.352656          18.079352        304,159.7040
01/01/2016 to 12/31/2016         18.079352          19.477126        269,845.7652
01/01/2017 to 12/31/2017         19.477126          21.608726        235,069.1255
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.458311          11.501128          4,308.8914
01/01/2009 to 12/31/2009         11.501128          13.716900         46,957.2100
01/01/2010 to 12/31/2010         13.716900          15.083573        119,909.1088
01/01/2011 to 12/31/2011         15.083573          15.014230        171,559.8916
01/01/2012 to 12/31/2012         15.014230          17.272323        202,150.6223
01/01/2013 to 12/31/2013         17.272323          23.128548        405,628.9778
01/01/2014 to 12/31/2014         23.128548          25.291617        364,257.7071
01/01/2015 to 12/31/2015         25.291617          24.923756        332,353.6499
01/01/2016 to 12/31/2016         24.923756          28.125773        303,427.1795
01/01/2017 to 12/31/2017         28.125773          32.710052        281,329.4825
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998795           6.613817         58,198.4506
01/01/2009 to 12/31/2009          6.613817           8.169258        233,898.6000
01/01/2010 to 12/31/2010          8.169258           8.970582        373,731.7390
01/01/2011 to 12/31/2011          8.970582           8.824129        452,544.6347
01/01/2012 to 12/31/2012          8.824129           9.941586        430,658.6230
01/01/2013 to 04/26/2013          9.941586          10.900499              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.088640          21.382962         30,065.8954
01/01/2014 to 12/31/2014         21.382962          21.085508         27,280.3016
01/01/2015 to 12/31/2015         21.085508          20.934081         25,702.9821
01/01/2016 to 12/31/2016         20.934081          24.513597         23,537.0571
01/01/2017 to 12/31/2017         24.513597          28.001418         23,624.4411
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.978833           9.750694         32,190.6397
01/01/2009 to 12/31/2009          9.750694          13.189322         36,489.1600
01/01/2010 to 12/31/2010         13.189322          16.027070         32,959.7409
01/01/2011 to 12/31/2011         16.027070          15.015749         37,240.6155
01/01/2012 to 12/31/2012         15.015749          15.635612         33,526.1945
01/01/2013 to 04/26/2013         15.635612          16.969481              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.624073           8.962214         13,148.2772
01/01/2009 to 12/31/2009          8.962214          12.679013         11,161.7500
01/01/2010 to 12/31/2010         12.679013          14.640065         11,117.7439
01/01/2011 to 12/31/2011         14.640065          14.286898         11,062.5815
01/01/2012 to 12/31/2012         14.286898          16.768479          9,565.5200
01/01/2013 to 12/31/2013         16.768479          23.014827          9,298.6561
01/01/2014 to 12/31/2014         23.014827          24.772104          9,231.5505
01/01/2015 to 12/31/2015         24.772104          27.076803          8,783.6169
01/01/2016 to 12/31/2016         27.076803          27.190794          8,684.4566
01/01/2017 to 12/31/2017         27.190794          35.897292          7,933.0492
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         16.432087          10.349531          6,823.1196
01/01/2009 to 12/31/2009         10.349531          14.191110          6,713.2200
01/01/2010 to 12/31/2010         14.191110          18.901155          6,489.8472
01/01/2011 to 12/31/2011         18.901155          18.965359          6,252.1286
01/01/2012 to 12/31/2012         18.965359          21.740831          5,434.6350
01/01/2013 to 12/31/2013         21.740831          31.001200          5,141.8191
01/01/2014 to 12/31/2014         31.001200          32.699991          5,071.4190
01/01/2015 to 12/31/2015         32.699991          33.139119          5,051.6370
01/01/2016 to 12/31/2016         33.139119          36.540185          4,743.4725
01/01/2017 to 12/31/2017         36.540185          44.285851          4,436.9400
--------------------------       ---------          ---------          ----------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010         15.982610          18.936740             81.7250
01/01/2011 to 12/31/2011         18.936740          15.606858          2,344.8955
01/01/2012 to 12/31/2012         15.606858          15.833204          2,404.3204
01/01/2013 to 12/31/2013         15.833204          17.344211          2,177.5101
01/01/2014 to 12/31/2014         17.344211          13.925418          2,136.7185
01/01/2015 to 12/31/2015         13.925418           9.261270          2,559.2532
01/01/2016 to 12/31/2016          9.261270          13.166547          2,063.9920
01/01/2017 to 12/31/2017         13.166547          12.926396          2,350.0887
--------------------------       ---------          ---------          ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         33.675286          35.032433         13,636.9713
01/01/2017 to 12/31/2017         35.032433          37.500852         13,173.0172
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         20.629143          18.211245         16,482.6226
01/01/2009 to 12/31/2009         18.211245          23.971807         11,074.8500
01/01/2010 to 12/31/2010         23.971807          26.596366         12,619.2817
01/01/2011 to 12/31/2011         26.596366          27.260731         17,420.3647
01/01/2012 to 12/31/2012         27.260731          30.095190         15,205.5083
01/01/2013 to 12/31/2013         30.095190          30.225754         15,729.6984
01/01/2014 to 12/31/2014         30.225754          31.265370         12,427.1276
01/01/2015 to 12/31/2015         31.265370          30.522684         15,080.9283
01/01/2016 to 04/29/2016         30.522684          31.338457              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         31.990896          33.247589        184,583.0159
01/01/2017 to 12/31/2017         33.247589          35.493402        159,617.2841
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         19.830684          15.964477        362,197.6756
01/01/2009 to 12/31/2009         15.964477          21.596182        344,769.8600
01/01/2010 to 12/31/2010         21.596182          24.129440        319,377.5635
01/01/2011 to 12/31/2011         24.129440          24.930199        300,167.1119
01/01/2012 to 12/31/2012         24.930199          27.848347        285,645.6752
01/01/2013 to 12/31/2013         27.848347          29.741400        267,365.2139
01/01/2014 to 12/31/2014         29.741400          30.836523        243,813.9036
01/01/2015 to 12/31/2015         30.836523          29.836021        218,654.6716
01/01/2016 to 04/29/2016         29.836021          30.773170              0.0000
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2008 to 12/31/2008         16.489663           9.723449         12,447.9672
01/01/2009 to 12/31/2009          9.723449          13.179483         10,750.3100
01/01/2010 to 12/31/2010         13.179483          14.131224          9,418.7462
01/01/2011 to 12/31/2011         14.131224          12.490505          8,608.9271
01/01/2012 to 12/31/2012         12.490505          14.605526          8,017.9903
01/01/2013 to 12/31/2013         14.605526          17.764071          7,507.3146
01/01/2014 to 12/31/2014         17.764071          15.613910          5,738.9707
01/01/2015 to 12/31/2015         15.613910          14.440428          4,872.7237
01/01/2016 to 12/31/2016         14.440428          15.307246          1,938.8100
01/01/2017 to 12/31/2017         15.307246          17.667618            885.7611
--------------------------       ---------          ---------         -----------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2008 to 12/31/2008         16.698655          11.372242        163,467.9541
01/01/2009 to 12/31/2009         11.372242          14.335384        146,149.0400
01/01/2010 to 12/31/2010         14.335384          15.966049        126,663.8755
01/01/2011 to 12/31/2011         15.966049          16.095177        111,607.6294
01/01/2012 to 12/31/2012         16.095177          18.991155         97,696.7015
01/01/2013 to 12/31/2013         18.991155          24.872213         84,636.4192
01/01/2014 to 12/31/2014         24.872213          27.714608         73,572.0610
01/01/2015 to 12/31/2015         27.714608          26.577362         69,748.3473
01/01/2016 to 12/31/2016         26.577362          29.873125         59,793.5481
01/01/2017 to 12/31/2017         29.873125          35.094056         50,733.7713

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2008 to 12/31/2008          29.959974          18.237496        15,637.0800
01/01/2009 to 12/31/2009          18.237496          25.643207        22,752.3600
01/01/2010 to 12/31/2010          25.643207          28.313616        20,304.9046
01/01/2011 to 12/31/2011          28.313616          25.490543        20,917.9734
01/01/2012 to 12/31/2012          25.490543          30.867370        18,099.1570
01/01/2013 to 12/31/2013          30.867370          39.398270        17,144.2897
01/01/2014 to 12/31/2014          39.398270          39.828807        16,961.2324
01/01/2015 to 12/31/2015          39.828807          42.083664        15,369.0382
01/01/2016 to 12/31/2016          42.083664          41.839917        15,870.9855
01/01/2017 to 12/31/2017          41.839917          54.352806        14,696.7826
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          32.638497          16.544941         1,022.0961
01/01/2009 to 12/31/2009          16.544941          26.368172         3,680.3900
01/01/2010 to 12/31/2010          26.368172          31.893619         4,714.7552
01/01/2011 to 12/31/2011          31.893619          25.480657         4,297.7663
01/01/2012 to 12/31/2012          25.480657          29.751561         2,198.1088
01/01/2013 to 12/31/2013          29.751561          37.709861         1,921.5493
01/01/2014 to 12/31/2014          37.709861          38.050975         1,943.5990
01/01/2015 to 12/31/2015          38.050975          37.697031         1,882.7577
01/01/2016 to 12/31/2016          37.697031          38.028949         1,883.4438
01/01/2017 to 12/31/2017          38.028949          47.306846         1,727.5603
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         177.128567         102.558578           255.1895
01/01/2009 to 12/31/2009         102.558578         141.273523         3,643.5700
01/01/2010 to 12/31/2010         141.273523         165.665919         4,015.0286
01/01/2011 to 12/31/2011         165.665919         156.692826         3,775.0525
01/01/2012 to 12/31/2012         156.692826         182.512355         3,179.6498
01/01/2013 to 12/31/2013         182.512355         234.620949         2,965.0758
01/01/2014 to 12/31/2014         234.620949         251.548216         2,879.9614
01/01/2015 to 12/31/2015         251.548216         265.593400         2,660.9279
01/01/2016 to 12/31/2016         265.593400         287.323706         2,559.9058
01/01/2017 to 12/31/2017         287.323706         364.229184         2,438.9609
--------------------------       ----------         ----------        -----------

BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          10.239916          10.603757           700.8699
01/01/2013 to 12/31/2013          10.603757          11.645083           692.6845
01/01/2014 to 12/31/2014          11.645083          12.351671           695.0335
01/01/2015 to 12/31/2015          12.351671          12.275032           680.9605
01/01/2016 to 12/31/2016          12.275032          12.564750           690.4408
01/01/2017 to 12/31/2017          12.564750          14.106015           692.5564
--------------------------       ----------         ----------        -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014           0.996878           1.041846             0.0000
01/01/2015 to 12/31/2015           1.041846           1.019292             0.0000
01/01/2016 to 12/31/2016           1.019292           1.027225             0.0000
01/01/2017 to 12/31/2017           1.027225           1.172210             0.0000
--------------------------       ----------         ----------        -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          11.176534          11.600474             0.0000
01/01/2013 to 12/31/2013          11.600474          11.073393             0.0000
01/01/2014 to 12/31/2014          11.073393          11.378707             0.0000
01/01/2015 to 12/31/2015          11.378707          10.166674             0.0000
01/01/2016 to 12/31/2016          10.166674          10.945576             0.0000
01/01/2017 to 12/31/2017          10.945576          11.875519             0.0000
--------------------------       ----------         ----------        -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.994375          10.331875          1,793.3757
01/01/2013 to 12/31/2013         10.331875          11.260993          1,790.7953
01/01/2014 to 12/31/2014         11.260993          11.784910          1,816.2152
01/01/2015 to 12/31/2015         11.784910          11.631689          1,804.4578
01/01/2016 to 12/31/2016         11.631689          12.002243          1,810.2235
01/01/2017 to 12/31/2017         12.002243          13.437750          1,820.5613
--------------------------       ---------          ---------          ----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         14.794186          18.680579              0.0000
01/01/2010 to 12/31/2010         18.680579          21.369041              0.0000
01/01/2011 to 12/31/2011         21.369041          21.609664          1,406.3735
01/01/2012 to 12/31/2012         21.609664          24.882680          5,452.6762
01/01/2013 to 12/31/2013         24.882680          26.880551          1,762.4865
01/01/2014 to 12/31/2014         26.880551          27.435131          1,707.0516
01/01/2015 to 12/31/2015         27.435131          26.010806          1,656.7048
01/01/2016 to 12/31/2016         26.010806          29.292989          2,069.6684
01/01/2017 to 12/31/2017         29.292989          31.190459          1,612.3361
--------------------------       ---------          ---------          ----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.315419           7.786670         10,004.4178
01/01/2009 to 12/31/2009          7.786670          10.205532          9,999.6600
01/01/2010 to 12/31/2010         10.205532          11.747798          9,665.5010
01/01/2011 to 12/31/2011         11.747798          10.937508          6,115.2590
01/01/2012 to 12/31/2012         10.937508          12.615598          5,394.3913
01/01/2013 to 12/31/2013         12.615598          16.143235              0.0000
01/01/2014 to 12/31/2014         16.143235          16.762352              0.0000
01/01/2015 to 12/31/2015         16.762352          16.229814              0.0000
01/01/2016 to 12/31/2016         16.229814          17.475996              0.0000
01/01/2017 to 12/31/2017         17.475996          21.228429              0.0000
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.021377          10.500390          2,831.0764
01/01/2013 to 12/31/2013         10.500390          11.865187          2,729.2074
01/01/2014 to 12/31/2014         11.865187          12.854788          3,630.6763
01/01/2015 to 12/31/2015         12.854788          12.182283          2,981.5475
01/01/2016 to 12/31/2016         12.182283          13.043855          2,900.9706
01/01/2017 to 12/31/2017         13.043855          15.251507          2,810.1756
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008         13.547623           6.222847              0.0000
01/01/2009 to 12/31/2009          6.222847          10.387923          1,959.1400
01/01/2010 to 12/31/2010         10.387923          12.692175          1,135.8077
01/01/2011 to 12/31/2011         12.692175          10.195390          1,428.4727
01/01/2012 to 12/31/2012         10.195390          11.976605          1,495.9829
01/01/2013 to 12/31/2013         11.976605          11.244299          1,766.4925
01/01/2014 to 12/31/2014         11.244299          10.385687          1,919.4582
01/01/2015 to 12/31/2015         10.385687           8.844353          2,196.6453
01/01/2016 to 12/31/2016          8.844353           9.743998          2,168.5462
01/01/2017 to 12/31/2017          9.743998          12.355521          2,042.9813
--------------------------       ---------          ---------         -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.988357           9.780240          2,609.4352
01/01/2012 to 12/31/2012          9.780240          10.087954          4,164.6523
01/01/2013 to 12/31/2013         10.087954          10.083321          8,404.8026
01/01/2014 to 12/31/2014         10.083321          10.068432          8,753.4492
01/01/2015 to 12/31/2015         10.068432           9.886410          8,926.3288
01/01/2016 to 12/31/2016          9.886410          10.074569          9,059.0784
01/01/2017 to 12/31/2017         10.074569          10.087285         11,492.4570
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/03/2010 to 12/31/2010         11.812089          12.241778              0.0000
01/01/2011 to 12/31/2011         12.241778          12.056036            232.0402
01/01/2012 to 12/31/2012         12.056036          13.613379            232.2765
01/01/2013 to 12/31/2013         13.613379          13.590543            252.5763
01/01/2014 to 12/31/2014         13.590543          13.581599            257.7950
01/01/2015 to 12/31/2015         13.581599          12.861379            276.2976
01/01/2016 to 12/31/2016         12.861379          12.819111            292.5317
01/01/2017 to 12/31/2017         12.819111          12.684341            311.4523
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY
MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009          7.240816           8.679011              0.0000
01/01/2010 to 12/31/2010          8.679011           9.635881              0.0000
01/01/2011 to 12/31/2011          9.635881           9.537864              0.0000
01/01/2012 to 12/31/2012          9.537864          10.678898              0.0000
01/01/2013 to 12/31/2013         10.678898          14.157547              0.0000
01/01/2014 to 12/31/2014         14.157547          15.865163              0.0000
01/01/2015 to 12/31/2015         15.865163          16.367304              0.0000
01/01/2016 to 12/31/2016         16.367304          17.496719              0.0000
01/01/2017 to 12/31/2017         17.496719          21.064805              0.0000
--------------------------       ---------          ---------         -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.282988           9.463640              0.0000
01/01/2009 to 12/31/2009          9.463640          12.598729              0.0000
01/01/2010 to 12/31/2010         12.598729          14.453529            181.6756
01/01/2011 to 12/31/2011         14.453529          13.483660            181.6756
01/01/2012 to 12/31/2012         13.483660          16.784388            181.6756
01/01/2013 to 12/31/2013         16.784388          17.172204            384.6960
01/01/2014 to 12/31/2014         17.172204          19.218490            371.1598
01/01/2015 to 12/31/2015         19.218490          18.723118            372.5420
01/01/2016 to 12/31/2016         18.723118          18.661437            201.8147
01/01/2017 to 12/31/2017         18.661437          20.420796            204.2729
--------------------------       ---------          ---------         -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.177639           6.514475              0.0000
01/01/2012 to 12/31/2012          6.514475           7.627603              0.0000
01/01/2013 to 12/31/2013          7.627603          10.973469            359.6377
01/01/2014 to 12/31/2014         10.973469          12.891051            359.6377
01/01/2015 to 12/31/2015         12.891051          12.223163            359.6377
01/01/2016 to 12/31/2016         12.223163          12.401104            359.6377
01/01/2017 to 12/31/2017         12.401104          14.509241            359.6377
--------------------------       ---------          ---------         -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.406406           4.666345              0.0000
01/01/2009 to 12/31/2009          4.666345           6.361367              0.0000
01/01/2010 to 12/31/2010          6.361367           6.746544              0.0000
01/01/2011 to 04/29/2011          6.746544           7.178347              0.0000
--------------------------       ---------          ---------         -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010746           1.049432              0.0000
01/01/2013 to 12/31/2013          1.049432           1.056210              0.0000
01/01/2014 to 12/31/2014          1.056210           1.101853              0.0000
01/01/2015 to 12/31/2015          1.101853           1.042932              0.0000
01/01/2016 to 12/31/2016          1.042932           1.151230              0.0000
01/01/2017 to 12/31/2017          1.151230           1.251292              0.0000
--------------------------        --------           --------              ------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.588629           7.338082        124,516.5184
01/01/2009 to 12/31/2009          7.338082           9.178380        128,813.7900
01/01/2010 to 12/31/2010          9.178380          10.418081        106,346.9319
01/01/2011 to 12/31/2011         10.418081          10.143432        107,265.4541
01/01/2012 to 12/31/2012         10.143432          11.878003         94,335.3489
01/01/2013 to 12/31/2013         11.878003          15.890152         85,865.7027
01/01/2014 to 12/31/2014         15.890152          17.162704         68,715.5371
01/01/2015 to 12/31/2015         17.162704          15.945443         63,160.8674
01/01/2016 to 12/31/2016         15.945443          18.480581         56,937.0383
01/01/2017 to 12/31/2017         18.480581          21.551425         54,526.1804
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012801           1.051481          7,076.3513
01/01/2013 to 12/31/2013          1.051481           1.153085          7,000.1998
01/01/2014 to 12/31/2014          1.153085           1.218808          7,019.5737
01/01/2015 to 12/31/2015          1.218808           1.215039          6,885.8781
01/01/2016 to 12/31/2016          1.215039           1.235397          7,047.6034
01/01/2017 to 12/31/2017          1.235397           1.424034          6,905.0186
--------------------------       ---------          ---------        ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.356747           9.916036            225.6304
01/01/2009 to 12/31/2009          9.916036          12.616907          1,813.4700
01/01/2010 to 12/31/2010         12.616907          14.866147          1,561.6379
01/01/2011 to 12/31/2011         14.866147          13.167179          1,521.7537
01/01/2012 to 12/31/2012         13.167179          15.007419            873.0539
01/01/2013 to 12/31/2013         15.007419          19.707251          1,012.7292
01/01/2014 to 12/31/2014         19.707251          20.323371          1,008.6117
01/01/2015 to 12/31/2015         20.323371          18.588286            994.8564
01/01/2016 to 12/31/2016         18.588286          23.969733            832.5796
01/01/2017 to 12/31/2017         23.969733          24.469106            827.5276
--------------------------       ---------          ---------        ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.807871          11.316311              0.0000
01/01/2014 to 12/31/2014         11.316311          12.216824              0.0000
01/01/2015 to 12/31/2015         12.216824          11.924826              0.0000
01/01/2016 to 12/31/2016         11.924826          12.296465              0.0000
01/01/2017 to 12/31/2017         12.296465          14.038724              0.0000
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         18.160914          10.341804         34,263.3539
01/01/2009 to 12/31/2009         10.341804          13.444012         37,027.5400
01/01/2010 to 12/31/2010         13.444012          14.798665         37,907.7710
01/01/2011 to 12/31/2011         14.798665          13.055834         36,320.1714
01/01/2012 to 12/31/2012         13.055834          15.054520         32,794.2062
01/01/2013 to 12/31/2013         15.054520          17.739484         29,260.8956
01/01/2014 to 12/31/2014         17.739484          16.309789         34,620.4012
01/01/2015 to 12/31/2015         16.309789          15.829397         34,052.0674
01/01/2016 to 12/31/2016         15.829397          15.503675         32,347.6927
01/01/2017 to 12/31/2017         15.503675          19.632346         32,257.3465
--------------------------       ---------          ---------        ------------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.271475           6.982214         34,985.6352
01/01/2009 to 12/31/2009          6.982214          10.850095         44,421.0400
01/01/2010 to 12/31/2010         10.850095          14.160656         36,003.7626
01/01/2011 to 12/31/2011         14.160656          13.023568         35,185.7057
01/01/2012 to 12/31/2012         13.023568          14.061774         33,813.8252
01/01/2013 to 12/31/2013         14.061774          19.316059         31,281.3694
01/01/2014 to 12/31/2014         19.316059          19.279224         29,795.7883
01/01/2015 to 12/31/2015         19.279224          18.092480         28,417.5076
01/01/2016 to 12/31/2016         18.092480          16.364257         26,624.6866
01/01/2017 to 12/31/2017         16.364257          22.623257         26,071.8463
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         20.669678          12.139469         37,463.7655
01/01/2009 to 12/31/2009         12.139469          16.768728         23,705.7300
01/01/2010 to 12/31/2010         16.768728          19.207697         18,049.2884
01/01/2011 to 12/31/2011         19.207697          17.383811         16,578.3119
01/01/2012 to 12/31/2012         17.383811          20.812377         15,049.6927
01/01/2013 to 12/31/2013         20.812377          26.139780         21,651.6800
01/01/2014 to 12/31/2014         26.139780          26.381299         25,137.3245
01/01/2015 to 12/31/2015         26.381299          27.092499         22,992.0335
01/01/2016 to 12/31/2016         27.092499          26.831178         20,935.0231
01/01/2017 to 12/31/2017         26.831178          36.251096         17,881.1343
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2008 to 12/31/2008         19.100791          10.884738         18,684.9904
01/01/2009 to 12/31/2009         10.884738          14.100022         15,884.1800
01/01/2010 to 12/31/2010         14.100022          14.962065          4,612.4550
01/01/2011 to 04/29/2011         14.962065          16.704035              0.0000
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998685           6.578349              0.0000
01/01/2009 to 12/31/2009          6.578349           8.620196          9,525.8000
01/01/2010 to 12/31/2010          8.620196           9.169730          9,207.2139
01/01/2011 to 12/31/2011          9.169730           8.435684         17,194.7746
01/01/2012 to 12/31/2012          8.435684          10.186049         17,181.6556
01/01/2013 to 04/26/2013         10.186049          10.835724              0.0000
--------------------------       ---------          ---------         -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999836           1.037019              0.0000
01/01/2015 to 12/31/2015          1.037019           0.968530              0.0000
01/01/2016 to 12/31/2016          0.968530           1.063424              0.0000
01/01/2017 to 12/31/2017          1.063424           1.183147              0.0000
--------------------------       ---------          ---------         -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.862543          13.138300          3,526.6500
01/01/2010 to 12/31/2010         13.138300          13.989123          3,463.5406
01/01/2011 to 12/31/2011         13.989123          15.362653          5,517.0021
01/01/2012 to 12/31/2012         15.362653          16.564510         11,265.6640
01/01/2013 to 12/31/2013         16.564510          14.848881          6,836.3342
01/01/2014 to 12/31/2014         14.848881          15.096238          6,592.8550
01/01/2015 to 12/31/2015         15.096238          14.452290          6,585.0858
01/01/2016 to 12/31/2016         14.452290          14.991598          6,231.1273
01/01/2017 to 12/31/2017         14.991598          15.326939          8,052.7014
--------------------------       ---------          ---------         -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.512641          13.405738         73,842.8136
01/01/2009 to 12/31/2009         13.405738          15.633899         81,468.9500
01/01/2010 to 12/31/2010         15.633899          16.709572         65,801.8433
01/01/2011 to 12/31/2011         16.709572          17.034102         65,163.9518
01/01/2012 to 12/31/2012         17.034102          18.390168         57,212.2690
01/01/2013 to 12/31/2013         18.390168          17.822773         56,290.6853
01/01/2014 to 12/31/2014         17.822773          18.348369         57,407.1465
01/01/2015 to 12/31/2015         18.348369          18.130428         48,257.0632
01/01/2016 to 12/31/2016         18.130428          18.381670         45,705.2293
01/01/2017 to 12/31/2017         18.381670          18.980447         47,779.7673
--------------------------       ---------          ---------         -----------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.794305          10.975926          1,009.0470
01/01/2013 to 12/31/2013         10.975926          10.354871          1,135.4983
01/01/2014 to 12/31/2014         10.354871          11.004494          1,154.2060
01/01/2015 to 12/31/2015         11.004494          10.919997          1,137.7315
01/01/2016 to 12/31/2016         10.919997          10.931872          1,197.0351
01/01/2017 to 12/31/2017         10.931872          11.082657          1,318.4066
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.216653          10.768289              0.0000
01/01/2014 to 12/31/2014         10.768289          11.559233              0.0000
01/01/2015 to 12/31/2015         11.559233          11.278438              0.0000
01/01/2016 to 12/31/2016         11.278438          11.652719              0.0000
01/01/2017 to 12/31/2017         11.652719          13.410637              0.0000
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010779           1.069618              0.0000
01/01/2013 to 12/31/2013          1.069618           1.163718              0.0000
01/01/2014 to 12/31/2014          1.163718           1.238824          3,724.5806
01/01/2015 to 12/31/2015          1.238824           1.213287          3,724.5806
01/01/2016 to 12/31/2016          1.213287           1.266585          3,724.5806
01/01/2017 to 12/31/2017          1.266585           1.430431              0.0000
--------------------------       ---------          ---------         -----------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.869140          10.645762              0.0000
01/01/2010 to 12/31/2010         10.645762          11.806200          7,288.2237
01/01/2011 to 12/31/2011         11.806200          11.789440          9,113.5205
01/01/2012 to 12/31/2012         11.789440          13.144348          9,050.4963
01/01/2013 to 12/31/2013         13.144348          14.667044          9,065.2889
01/01/2014 to 12/31/2014         14.667044          15.334356          8,980.9243
01/01/2015 to 12/31/2015         15.334356          14.854002          8,921.0138
01/01/2016 to 12/31/2016         14.854002          15.525733          3,492.8684
01/01/2017 to 12/31/2017         15.525733          17.774068          3,472.1894
--------------------------       ---------          ---------         -----------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.164396          10.089227              0.0000
01/01/2010 to 12/31/2010         10.089227          11.379912              0.0000
01/01/2011 to 12/31/2011         11.379912          11.005048              0.0000
01/01/2012 to 12/31/2012         11.005048          12.507609              0.0000
01/01/2013 to 12/31/2013         12.507609          14.591885              0.0000
01/01/2014 to 12/31/2014         14.591885          15.193365              0.0000
01/01/2015 to 12/31/2015         15.193365          14.665209              0.0000
01/01/2016 to 12/31/2016         14.665209          15.487127              0.0000
01/01/2017 to 12/31/2017         15.487127          18.307807              0.0000
--------------------------       ---------          ---------         -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008      58.308585              36.680628        58,399.9474
01/01/2009 to 12/31/2009      36.680628              42.909391        50,594.2500
01/01/2010 to 12/31/2010      42.909391              49.613400        34,950.3077
01/01/2011 to 12/31/2011      49.613400              47.056906        32,583.7631
01/01/2012 to 12/31/2012      47.056906              54.851447        29,055.1201
01/01/2013 to 12/31/2013      54.851447              72.502747        24,170.6811
01/01/2014 to 12/31/2014      72.502747              81.151844        23,204.9351
01/01/2015 to 12/31/2015      81.151844              77.308560        21,781.6977
01/01/2016 to 12/31/2016      77.308560              88.565302        20,611.1279
01/01/2017 to 12/31/2017      88.565302             102.343560        18,983.9897
--------------------------    ---------             ----------        -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2008 to 12/31/2008      55.431326              33.574046         2,463.7445
01/01/2009 to 12/31/2009      33.574046              43.063289         2,463.7400
01/01/2010 to 04/30/2010      43.063289              46.038292             0.0000
--------------------------    ---------             ----------        -----------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008      28.061908              16.975258        82,754.2065
01/01/2009 to 12/31/2009      16.975258              21.223354        72,134.6700
01/01/2010 to 12/31/2010      21.223354              26.323561        44,494.0046
01/01/2011 to 12/31/2011      26.323561              25.048337        42,501.3468
01/01/2012 to 12/31/2012      25.048337              28.385345        37,146.9917
01/01/2013 to 12/31/2013      28.385345              36.546442        32,973.6350
01/01/2014 to 12/31/2014      36.546442              39.592744        32,137.0496
01/01/2015 to 12/31/2015      39.592744              35.606976        30,847.3448
01/01/2016 to 12/31/2016      35.606976              40.636998        29,738.6394
01/01/2017 to 12/31/2017      40.636998              43.958107        28,542.3794
--------------------------    ---------             ----------        -----------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008      20.136797              11.093686             0.0000
01/01/2009 to 12/31/2009      11.093686              13.360350             0.0000
01/01/2010 to 12/31/2010      13.360350              14.106749             0.0000
01/01/2011 to 12/31/2011      14.106749              11.132575             0.0000
01/01/2012 to 12/31/2012      11.132575              13.129374             0.0000
01/01/2013 to 12/31/2013      13.129374              14.936568             0.0000
01/01/2014 to 12/31/2014      14.936568              14.264994             0.0000
01/01/2015 to 12/31/2015      14.264994              13.788983             0.0000
01/01/2016 to 12/31/2016      13.788983              14.312636             0.0000
01/01/2017 to 12/31/2017      14.312636              19.076617             0.0000
--------------------------    ---------             ----------        -----------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008      50.933402              48.479861         3,551.3104
01/01/2009 to 12/31/2009      48.479861              52.300603         5,026.6200
01/01/2010 to 12/31/2010      52.300603              55.846637         5,665.3549
01/01/2011 to 12/31/2011      55.846637              58.660974         5,011.4107
01/01/2012 to 12/31/2012      58.660974              62.177916         3,768.5274
01/01/2013 to 12/31/2013      62.177916              60.817176         3,624.3055
01/01/2014 to 12/31/2014      60.817176              64.183870         3,422.3639
01/01/2015 to 12/31/2015      64.183870              63.634379         3,920.1163
01/01/2016 to 12/31/2016      63.634379              64.676988         4,200.1479
01/01/2017 to 12/31/2017      64.676988              66.367125         4,374.1530
--------------------------    ---------             ----------        -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009         22.721978          28.691161              0.0000
01/01/2010 to 12/31/2010         28.691161          33.967854              0.0000
01/01/2011 to 12/31/2011         33.967854          30.560882              0.0000
01/01/2012 to 12/31/2012         30.560882          34.534225              0.0000
01/01/2013 to 12/31/2013         34.534225          45.798813              0.0000
01/01/2014 to 12/31/2014         45.798813          49.279013              0.0000
01/01/2015 to 12/31/2015         49.279013          51.748544            261.9169
01/01/2016 to 12/31/2016         51.748544          51.174867            259.1021
01/01/2017 to 12/31/2017         51.174867          67.723231            208.6827
--------------------------       ---------          ---------            --------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.875653          11.024872            951.8078
01/01/2009 to 12/31/2009         11.024872          10.920948          5,802.4000
01/01/2010 to 12/31/2010         10.920948          10.790678         10,989.4532
01/01/2011 to 12/31/2011         10.790678          10.662313          7,426.7275
01/01/2012 to 12/31/2012         10.662313          10.534436          7,609.8729
01/01/2013 to 12/31/2013         10.534436          10.408777          8,002.3249
01/01/2014 to 12/31/2014         10.408777          10.284617          8,142.4085
01/01/2015 to 12/31/2015         10.284617          10.161937          8,222.6741
01/01/2016 to 12/31/2016         10.161937          10.051981          7,768.1596
01/01/2017 to 12/31/2017         10.051981           9.995438          7,934.9077
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.266628          14.568961              0.0000
01/01/2015 to 12/31/2015         14.568961          14.310894              0.0000
01/01/2016 to 12/31/2016         14.310894          14.780753              0.0000
01/01/2017 to 12/31/2017         14.780753          15.617374              0.0000
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.728942           9.195499          2,808.4219
01/01/2009 to 12/31/2009          9.195499          11.167184         32,199.6000
01/01/2010 to 12/31/2010         11.167184          12.236982         45,992.1218
01/01/2011 to 12/31/2011         12.236982          12.305967         45,465.9682
01/01/2012 to 12/31/2012         12.305967          13.485102         46,633.5911
01/01/2013 to 12/31/2013         13.485102          14.534024         48,082.5594
01/01/2014 to 04/25/2014         14.534024          14.662835              0.0000
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.230722           8.891656         18,493.1476
01/01/2009 to 12/31/2009          8.891656          11.077435         54,762.8000
01/01/2010 to 12/31/2010         11.077435          12.302507         76,721.9215
01/01/2011 to 12/31/2011         12.302507          12.141855         74,021.9484
01/01/2012 to 12/31/2012         12.141855          13.483142         79,120.7502
01/01/2013 to 12/31/2013         13.483142          15.217504         71,451.5368
01/01/2014 to 04/25/2014         15.217504          15.294526              0.0000
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.661389          15.092063        100,366.7511
01/01/2015 to 12/31/2015         15.092063          14.751994        100,043.2859
01/01/2016 to 12/31/2016         14.751994          15.463385         79,945.6018
01/01/2017 to 12/31/2017         15.463385          16.905504         72,185.9880
--------------------------       ---------          ---------        ------------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.620018           8.486897         52,474.0110
01/01/2009 to 12/31/2009          8.486897          10.761824        241,247.4000
01/01/2010 to 12/31/2010         10.761824          12.078099        325,079.6655
01/01/2011 to 12/31/2011         12.078099          11.731110        318,475.9618
01/01/2012 to 12/31/2012         11.731110          13.205159        272,802.3463
01/01/2013 to 12/31/2013         13.205159          15.581352        245,232.4995
01/01/2014 to 04/25/2014         15.581352          15.613090              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         15.611550          16.191906        218,477.1174
01/01/2015 to 12/31/2015         16.191906          15.795939        192,863.8863
01/01/2016 to 12/31/2016         15.795939          16.716475        172,573.9500
01/01/2017 to 12/31/2017         16.716475          18.950881        148,399.8568
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.283440           8.154618         58,514.7851
01/01/2009 to 12/31/2009          8.154618          10.482478        144,990.5900
01/01/2010 to 12/31/2010         10.482478          11.961823        147,782.5103
01/01/2011 to 12/31/2011         11.961823          11.361618        132,163.2649
01/01/2012 to 12/31/2012         11.361618          12.990064        149,550.5851
01/01/2013 to 12/31/2013         12.990064          16.161288        170,188.1340
01/01/2014 to 04/25/2014         16.161288          16.106142              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998685           7.043344          1,332.1005
01/01/2009 to 12/31/2009          7.043344           8.946319         36,587.2400
01/01/2010 to 12/31/2010          8.946319           9.727645         43,577.1330
01/01/2011 to 12/31/2011          9.727645           9.442644         41,594.2768
01/01/2012 to 12/31/2012          9.442644          10.833714         32,700.0339
01/01/2013 to 04/26/2013         10.833714          11.670488              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         16.093163          16.787726        164,800.9320
01/01/2015 to 12/31/2015         16.787726          16.306137        124,147.8161
01/01/2016 to 12/31/2016         16.306137          17.423236        117,732.7463
01/01/2017 to 12/31/2017         17.423236          20.514794        111,004.6145
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         10.724099          14.297916              0.0000
01/01/2010 to 12/31/2010         14.297916          17.318737            263.6801
01/01/2011 to 12/31/2011         17.318737          14.331359            277.6692
01/01/2012 to 12/31/2012         14.331359          16.694711            292.5667
01/01/2013 to 12/31/2013         16.694711          21.048698            264.5199
01/01/2014 to 12/31/2014         21.048698          19.405320            279.8184
01/01/2015 to 12/31/2015         19.405320          20.277327            282.9575
01/01/2016 to 12/31/2016         20.277327          21.202798            273.4371
01/01/2017 to 12/31/2017         21.202798          27.329391            252.7979
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A))
05/02/2016 to 12/31/2016         56.888168          58.084758          9,440.9258
01/01/2017 to 12/31/2017         58.084758          68.338092          9,028.0906
--------------------------       ---------          ---------        ------------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS A))
01/01/2008 to 12/31/2008         20.964736          13.912181          1,130.3464
01/01/2009 to 12/31/2009         13.912181          17.029541         43,424.0300
01/01/2010 to 12/31/2010         17.029541          19.556094         33,345.2001
01/01/2011 to 12/31/2011         19.556094          18.444599         31,839.8856
01/01/2012 to 12/31/2012         18.444599          20.153443         28,386.2283
01/01/2013 to 12/31/2013         20.153443          26.499606         21,822.6806
01/01/2014 to 12/31/2014         26.499606          29.104935         21,109.9260
01/01/2015 to 12/31/2015         29.104935          28.775949         20,130.6133
01/01/2016 to 04/29/2016         28.775949          28.984158              0.0000
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B) AND BEFORE THAT METROPOLITAN SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.755837           7.510876        106,199.2872
01/01/2009 to 05/01/2009          7.510876           7.431479              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         40.192757          24.042514         38,407.1149
01/01/2009 to 12/31/2009         24.042514          31.316645         28,602.6300
01/01/2010 to 12/31/2010         31.316645          34.599755         22,490.8717
01/01/2011 to 12/31/2011         34.599755          32.759135         20,665.7123
01/01/2012 to 12/31/2012         32.759135          36.477409         16,593.2207
01/01/2013 to 12/31/2013         36.477409          48.126759         12,974.8115
01/01/2014 to 12/31/2014         48.126759          52.520303         12,539.5561
01/01/2015 to 12/31/2015         52.520303          53.070035         11,526.6454
01/01/2016 to 12/31/2016         53.070035          56.187416         11,218.7182
01/01/2017 to 12/31/2017         56.187416          66.023076         10,226.7670
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          5.511606           3.455465         31,632.9516
01/01/2009 to 12/31/2009          3.455465           4.765025         30,544.8200
01/01/2010 to 12/31/2010          4.765025           5.240886         28,552.0076
01/01/2011 to 12/31/2011          5.240886           5.189982         28,259.0544
01/01/2012 to 12/31/2012          5.189982           5.925492         50,408.3092
01/01/2013 to 12/31/2013          5.925492           8.005424         39,995.9174
01/01/2014 to 12/31/2014          8.005424           8.601525         37,994.3819
01/01/2015 to 12/31/2015          8.601525           9.394673         34,192.7523
01/01/2016 to 12/31/2016          9.394673           9.270562         32,053.0943
01/01/2017 to 12/31/2017          9.270562          12.548551         30,117.3045
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.463654           5.588989         31,263.3292
01/01/2009 to 12/31/2009          5.588989           7.935715         32,545.9500
01/01/2010 to 12/31/2010          7.935715           8.577889         17,521.9380
01/01/2011 to 12/31/2011          8.577889           8.358762         18,888.2984
01/01/2012 to 04/27/2012          8.358762           9.409700              0.0000
--------------------------       ---------          ---------        ------------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.326387           6.567999          7,137.3745
01/01/2009 to 12/31/2009          6.567999           8.415528          9,824.5300
01/01/2010 to 12/31/2010          8.415528          10.921774          3,916.3201
01/01/2011 to 12/31/2011         10.921774          11.088028          3,854.0552
01/01/2012 to 12/31/2012         11.088028          12.148552          3,730.4581
01/01/2013 to 12/31/2013         12.148552          17.811031          3,192.4548
01/01/2014 to 12/31/2014         17.811031          17.763072          3,102.1690
01/01/2015 to 12/31/2015         17.763072          17.801682          2,201.2943
01/01/2016 to 12/31/2016         17.801682          18.653010          1,864.6630
01/01/2017 to 12/31/2017         18.653010          23.349027          1,473.2327
--------------------------       ---------          ---------          ----------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
04/29/2013 to 12/31/2013         17.314461          16.615920              0.0000
01/01/2014 to 12/31/2014         16.615920          17.314088              0.0000
01/01/2015 to 12/31/2015         17.314088          17.097926              0.0000
01/01/2016 to 12/31/2016         17.097926          17.246463              0.0000
01/01/2017 to 12/31/2017         17.246463          17.541892              0.0000
--------------------------       ---------          ---------          ----------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         47.887428          36.740777         32,956.3277
01/01/2009 to 12/31/2009         36.740777          42.947223         30,464.2700
01/01/2010 to 12/31/2010         42.947223          46.592880         21,466.0017
01/01/2011 to 12/31/2011         46.592880          47.032172         19,626.8442
01/01/2012 to 12/31/2012         47.032172          51.723162         18,724.1191
01/01/2013 to 12/31/2013         51.723162          60.662824         16,054.7183
01/01/2014 to 12/31/2014         60.662824          64.952354         15,650.4832
01/01/2015 to 12/31/2015         64.952354          63.921158         13,825.3671
01/01/2016 to 12/31/2016         63.921158          68.794318         13,073.6014
01/01/2017 to 12/31/2017         68.794318          76.247233         11,877.7626
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.298179          11.381497          2,293.4693
01/01/2009 to 12/31/2009         11.381497          13.560656         20,177.7200
01/01/2010 to 12/31/2010         13.560656          14.896873         22,596.0229
01/01/2011 to 12/31/2011         14.896873          14.813602         21,218.2047
01/01/2012 to 12/31/2012         14.813602          17.024407         20,803.7502
01/01/2013 to 12/31/2013         17.024407          22.773818         48,817.6482
01/01/2014 to 12/31/2014         22.773818          24.878829         45,249.6274
01/01/2015 to 12/31/2015         24.878829          24.492472         41,871.1207
01/01/2016 to 12/31/2016         24.492472          27.611471         39,171.5721
01/01/2017 to 12/31/2017         27.611471          32.079945         40,782.2648
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998685           6.609256          1,658.5627
01/01/2009 to 12/31/2009          6.609256           8.155468         53,368.7500
01/01/2010 to 12/31/2010          8.155468           8.946498         64,949.9812
01/01/2011 to 12/31/2011          8.946498           8.791662         67,153.6324
01/01/2012 to 12/31/2012          8.791662           9.895061         56,606.6357
01/01/2013 to 04/26/2013          9.895061          10.846040              0.0000
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         20.593832          25.751668          3,143.2858
01/01/2014 to 12/31/2014         25.751668          25.368059          3,170.5756
01/01/2015 to 12/31/2015         25.368059          25.160709          3,017.3622
01/01/2016 to 12/31/2016         25.160709          29.433507          2,759.2811
01/01/2017 to 12/31/2017         29.433507          33.587847          2,106.7226
--------------------------       ---------          ---------         -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.879600           9.680404         10,446.0875
01/01/2009 to 12/31/2009          9.680404          13.081160          8,369.5400
01/01/2010 to 12/31/2010         13.081160          15.879773          5,528.5216
01/01/2011 to 12/31/2011         15.879773          14.862903          5,953.6695
01/01/2012 to 12/31/2012         14.862903          15.460907          4,370.7264
01/01/2013 to 04/26/2013         15.460907          16.774540              0.0000
--------------------------       ---------          ---------         -----------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010         15.958558          18.895715              0.0000
01/01/2011 to 12/31/2011         18.895715          15.557500              0.0000
01/01/2012 to 12/31/2012         15.557500          15.767270              0.0000
01/01/2013 to 12/31/2013         15.767270          17.254725              0.0000
01/01/2014 to 12/31/2014         17.254725          13.839697              0.0000
01/01/2015 to 12/31/2015         13.839697           9.195036              0.0000
01/01/2016 to 12/31/2016          9.195036          13.059328              0.0000
01/01/2017 to 12/31/2017         13.059328          12.808360              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         32.958764          34.264323          2,048.0373
01/01/2017 to 12/31/2017         34.264323          36.642083          2,050.4549
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         20.352363          17.948899          1,423.7011
01/01/2009 to 12/31/2009         17.948899          23.602892          3,447.9100
01/01/2010 to 12/31/2010         23.602892          26.160908          3,819.6958
01/01/2011 to 12/31/2011         26.160908          26.787678          3,778.1265
01/01/2012 to 12/31/2012         26.787678          29.543252          3,494.7251
01/01/2013 to 12/31/2013         29.543252          29.641773          2,354.1194
01/01/2014 to 12/31/2014         29.641773          30.630669          2,204.6390
01/01/2015 to 12/31/2015         30.630669          29.873175          2,205.9057
01/01/2016 to 04/29/2016         29.873175          30.661511              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         31.310209          32.518608         22,867.0897
01/01/2017 to 12/31/2017         32.518608          34.680597         21,763.8273
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         19.691361          15.836422         84,365.3246
01/01/2009 to 12/31/2009         15.836422          21.401572         64,982.9800
01/01/2010 to 12/31/2010         21.401572          23.888123         46,905.4734
01/01/2011 to 12/31/2011         23.888123          24.656279         44,397.5325
01/01/2012 to 12/31/2012         24.656279          27.514705         38,213.8043
01/01/2013 to 12/31/2013         27.514705          29.355720         32,042.3251
01/01/2014 to 12/31/2014         29.355720          30.406233         28,861.6728
01/01/2015 to 12/31/2015         30.406233          29.390287         25,938.5470
01/01/2016 to 04/29/2016         29.390287          30.303475              0.0000
--------------------------       ---------          ---------         -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2008 to 12/31/2008      16.603694          11.296214          57,198.2302
01/01/2009 to 12/31/2009      11.296214          14.225315          38,336.4000
01/01/2010 to 12/31/2010      14.225315          15.827642          27,160.7844
01/01/2011 to 12/31/2011      15.827642          15.939739          25,870.0637
01/01/2012 to 12/31/2012      15.939739          18.788864          24,064.0580
01/01/2013 to 12/31/2013      18.788864          24.582709          20,323.4342
01/01/2014 to 12/31/2014      24.582709          27.364652          19,665.5087
01/01/2015 to 12/31/2015      27.364652          26.215536          18,335.3406
01/01/2016 to 12/31/2016      26.215536          29.436995          17,324.6718
01/01/2017 to 12/31/2017      29.436995          34.547266          15,748.2592

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2008 to 12/31/2008          29.800481          18.131294         5,273.4841
01/01/2009 to 12/31/2009          18.131294          25.481139        10,328.7800
01/01/2010 to 12/31/2010          25.481139          28.120620        10,452.5326
01/01/2011 to 12/31/2011          28.120620          25.304151         7,058.2237
01/01/2012 to 12/31/2012          25.304151          30.626271         6,716.1959
01/01/2013 to 12/31/2013          30.626271          39.071008         6,569.1584
01/01/2014 to 12/31/2014          39.071008          39.478221         6,226.6926
01/01/2015 to 12/31/2015          39.478221          41.692375         6,109.8012
01/01/2016 to 12/31/2016          41.692375          41.430175         3,259.6340
01/01/2017 to 12/31/2017          41.430175          53.793721         2,825.8678
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          32.475658          16.456800             0.0000
01/01/2009 to 12/31/2009          16.456800          26.214597         1,276.4600
01/01/2010 to 12/31/2010          26.214597          31.692032         1,178.9783
01/01/2011 to 12/31/2011          31.692032          25.306955           687.6114
01/01/2012 to 12/31/2012          25.306955          29.533899           972.6045
01/01/2013 to 12/31/2013          29.533899          37.415278           921.6814
01/01/2014 to 12/31/2014          37.415278          37.734846           673.3515
01/01/2015 to 12/31/2015          37.734846          37.365142           650.2103
01/01/2016 to 12/31/2016          37.365142          37.675294           567.8547
01/01/2017 to 12/31/2017          37.675294          46.843565           539.7543
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         174.995116         101.288861           134.4725
01/01/2009 to 12/31/2009         101.288861         139.454756         1,095.7300
01/01/2010 to 12/31/2010         139.454756         163.451454         1,111.6823
01/01/2011 to 12/31/2011         163.451454         154.521164           470.9974
01/01/2012 to 12/31/2012         154.521164         179.892442           447.8248
01/01/2013 to 12/31/2013         179.892442         231.137497           436.2170
01/01/2014 to 12/31/2014         231.137497         247.689551           375.6249
01/01/2015 to 12/31/2015         247.689551         261.388538           357.8696
01/01/2016 to 12/31/2016         261.388538         282.633492           289.9523
01/01/2017 to 12/31/2017         282.633492         358.105122           207.0506
--------------------------       ----------         ----------        -----------

BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          10.234754          10.594856             0.0000
01/01/2013 to 12/31/2013          10.594856          11.629492             0.0000
01/01/2014 to 12/31/2014          11.629492          12.328969             0.0000
01/01/2015 to 12/31/2015          12.328969          12.246345             0.0000
01/01/2016 to 12/31/2016          12.246345          12.529120             0.0000
01/01/2017 to 12/31/2017          12.529120          14.059005             0.0000
--------------------------       ----------         ----------        -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014           0.996871           1.041486             0.0000
01/01/2015 to 12/31/2015           1.041486           1.018431             0.0000
01/01/2016 to 12/31/2016           1.018431           1.025844             0.0000
01/01/2017 to 12/31/2017           1.025844           1.170050             0.0000
--------------------------       ----------         ----------        -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          11.170751          11.590582             0.0000
01/01/2013 to 12/31/2013          11.590582          11.058418             0.0000
01/01/2014 to 12/31/2014          11.058418          11.357638             0.0000
01/01/2015 to 12/31/2015          11.357638          10.142771             0.0000
01/01/2016 to 12/31/2016          10.142771          10.914385             0.0000
01/01/2017 to 12/31/2017          10.914385          11.835775             0.0000
--------------------------       ----------         ----------        -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.989336          10.323202              0.0000
01/01/2013 to 12/31/2013         10.323202          11.245916              0.0000
01/01/2014 to 12/31/2014         11.245916          11.763248              0.0000
01/01/2015 to 12/31/2015         11.763248          11.604502              0.0000
01/01/2016 to 12/31/2016         11.604502          11.968205              0.0000
01/01/2017 to 12/31/2017         11.968205          13.392964              0.0000
--------------------------       ---------          ---------              ------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         14.700649          18.556351              0.0000
01/01/2010 to 12/31/2010         18.556351          21.216330              0.0000
01/01/2011 to 12/31/2011         21.216330          21.444536              0.0000
01/01/2012 to 12/31/2012         21.444536          24.680137              0.0000
01/01/2013 to 12/31/2013         24.680137          26.648419              0.0000
01/01/2014 to 12/31/2014         26.648419          27.184614              0.0000
01/01/2015 to 12/31/2015         27.184614          25.760405              0.0000
01/01/2016 to 12/31/2016         25.760405          28.996495              0.0000
01/01/2017 to 12/31/2017         28.996495          30.859371              0.0000
--------------------------       ---------          ---------              ------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.294408           7.770474              0.0000
01/01/2009 to 12/31/2009          7.770474          10.179211              0.0000
01/01/2010 to 12/31/2010         10.179211          11.711649              0.0000
01/01/2011 to 12/31/2011         11.711649          10.898409              0.0000
01/01/2012 to 12/31/2012         10.898409          12.564185              0.0000
01/01/2013 to 12/31/2013         12.564185          16.069414              0.0000
01/01/2014 to 12/31/2014         16.069414          16.677357              0.0000
01/01/2015 to 12/31/2015         16.677357          16.139443              0.0000
01/01/2016 to 12/31/2016         16.139443          17.370000              0.0000
01/01/2017 to 12/31/2017         17.370000          21.089162              0.0000
--------------------------       ---------          ---------              ------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.016325          10.491576              0.0000
01/01/2013 to 12/31/2013         10.491576          11.849303              0.0000
01/01/2014 to 12/31/2014         11.849303          12.831162              0.0000
01/01/2015 to 12/31/2015         12.831162          12.153812              0.0000
01/01/2016 to 12/31/2016         12.153812          13.006866              0.0000
01/01/2017 to 12/31/2017         13.006866          15.200682              0.0000
--------------------------       ---------          ---------              ------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008         13.534060           6.214502              0.0000
01/01/2009 to 12/31/2009          6.214502          10.368809          1,352.8400
01/01/2010 to 12/31/2010         10.368809          12.662499            854.5379
01/01/2011 to 12/31/2011         12.662499          10.166471              0.0000
01/01/2012 to 12/31/2012         10.166471          11.936633              0.0000
01/01/2013 to 12/31/2013         11.936633          11.201168              0.0000
01/01/2014 to 12/31/2014         11.201168          10.340672              0.0000
01/01/2015 to 12/31/2015         10.340672           8.801610              0.0000
01/01/2016 to 12/31/2016          8.801610           9.692061              0.0000
01/01/2017 to 12/31/2017          9.692061          12.283545              0.0000
--------------------------       ---------          ---------          ----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.988288           9.776930           657.0767
01/01/2012 to 12/31/2012          9.776930          10.079472           652.1147
01/01/2013 to 12/31/2013         10.079472          10.069806           652.1147
01/01/2014 to 12/31/2014         10.069806          10.049910           599.2416
01/01/2015 to 12/31/2015         10.049910           9.863289           530.1021
01/01/2016 to 12/31/2016          9.863289          10.045984             0.0000
01/01/2017 to 12/31/2017         10.045984          10.053649             0.0000
--------------------------       ---------          ---------           --------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/03/2010 to 12/31/2010         11.806140          12.231559             0.0000
01/01/2011 to 12/31/2011         12.231559          12.039964             0.0000
01/01/2012 to 12/31/2012         12.039964          13.588400             0.0000
01/01/2013 to 12/31/2013         13.588400          13.558824             0.0000
01/01/2014 to 12/31/2014         13.558824          13.543125             0.0000
01/01/2015 to 12/31/2015         13.543125          12.818529             0.0000
01/01/2016 to 12/31/2016         12.818529          12.770016             0.0000
01/01/2017 to 12/31/2017         12.770016          12.629461             0.0000
--------------------------       ---------          ---------           --------

BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY
MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009          7.200629           8.628000             0.0000
01/01/2010 to 12/31/2010          8.628000           9.574461             0.0000
01/01/2011 to 12/31/2011          9.574461           9.472340             0.0000
01/01/2012 to 12/31/2012          9.472340          10.600206             0.0000
01/01/2013 to 12/31/2013         10.600206          14.046202             0.0000
01/01/2014 to 12/31/2014         14.046202          15.732520             0.0000
01/01/2015 to 12/31/2015         15.732520          16.222348             0.0000
01/01/2016 to 12/31/2016         16.222348          17.333093             0.0000
01/01/2017 to 12/31/2017         17.333093          20.857415             0.0000
--------------------------       ---------          ---------           --------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.248496           9.441539             0.0000
01/01/2009 to 12/31/2009          9.441539          12.563021             0.0000
01/01/2010 to 12/31/2010         12.563021          14.405370           327.8046
01/01/2011 to 12/31/2011         14.405370          13.432025           327.8046
01/01/2012 to 12/31/2012         13.432025          16.711714             0.0000
01/01/2013 to 12/31/2013         16.711714          17.089302             0.0000
01/01/2014 to 12/31/2014         17.089302          19.116151             0.0000
01/01/2015 to 12/31/2015         19.116151          18.614103             0.0000
01/01/2016 to 12/31/2016         18.614103          18.543513             0.0000
01/01/2017 to 12/31/2017         18.543513          20.281642             0.0000
--------------------------       ---------          ---------           --------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.157893           6.494396             0.0000
01/01/2012 to 12/31/2012          6.494396           7.600271             0.0000
01/01/2013 to 12/31/2013          7.600271          10.928689             0.0000
01/01/2014 to 12/31/2014         10.928689          12.832029             0.0000
01/01/2015 to 12/31/2015         12.832029          12.161112             0.0000
01/01/2016 to 12/31/2016         12.161112          12.331981             0.0000
01/01/2017 to 12/31/2017         12.331981          14.421179             0.0000
--------------------------       ---------          ---------           --------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.395132           4.658941             0.0000
01/01/2009 to 12/31/2009          4.658941           6.348097             0.0000
01/01/2010 to 12/31/2010          6.348097           6.729108             0.0000
01/01/2011 to 04/29/2011          6.729108           7.158628             0.0000
--------------------------       ---------          ---------           --------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010738           1.049071              0.0000
01/01/2013 to 12/31/2013          1.049071           1.055320              0.0000
01/01/2014 to 12/31/2014          1.055320           1.100374              0.0000
01/01/2015 to 12/31/2015          1.100374           1.041011              0.0000
01/01/2016 to 12/31/2016          1.041011           1.148535              0.0000
01/01/2017 to 12/31/2017          1.148535           1.247740              0.0000
--------------------------        --------           --------              ------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.573146           7.324593          4,126.5162
01/01/2009 to 12/31/2009          7.324593           9.156929          7,531.0600
01/01/2010 to 12/31/2010          9.156929          10.388542          7,764.1426
01/01/2011 to 12/31/2011         10.388542          10.109624          6,382.0304
01/01/2012 to 12/31/2012         10.109624          11.832467          6,787.6948
01/01/2013 to 12/31/2013         11.832467          15.821328          5,975.0769
01/01/2014 to 12/31/2014         15.821328          17.079824          4,361.0957
01/01/2015 to 12/31/2015         17.079824          15.860504          4,349.7258
01/01/2016 to 12/31/2016         15.860504          18.372949          4,060.0430
01/01/2017 to 12/31/2017         18.372949          21.415234          4,014.3960
--------------------------       ---------          ---------          ----------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012792           1.051120              0.0000
01/01/2013 to 12/31/2013          1.051120           1.152112              0.0000
01/01/2014 to 12/31/2014          1.152112           1.217171              0.0000
01/01/2015 to 12/31/2015          1.217171           1.212801              0.0000
01/01/2016 to 12/31/2016          1.212801           1.232505              0.0000
01/01/2017 to 12/31/2017          1.232505           1.419993              0.0000
--------------------------       ---------          ---------          ----------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.336785           9.897855              0.0000
01/01/2009 to 12/31/2009          9.897855          12.587476            355.2000
01/01/2010 to 12/31/2010         12.587476          14.824062            355.2042
01/01/2011 to 12/31/2011         14.824062          13.123348            461.9284
01/01/2012 to 12/31/2012         13.123348          14.949948            222.3797
01/01/2013 to 12/31/2013         14.949948          19.621975            222.3797
01/01/2014 to 12/31/2014         19.621975          20.225312            222.3797
01/01/2015 to 12/31/2015         20.225312          18.489347            222.3797
01/01/2016 to 12/31/2016         18.489347          23.830239            222.3797
01/01/2017 to 12/31/2017         23.830239          24.314577            222.3797
--------------------------       ---------          ---------          ----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
11/12/2012 to 12/31/2012          0.987661           1.013952              0.0000
01/01/2013 to 12/31/2013          1.013952           1.130974              0.0000
01/01/2014 to 12/31/2014          1.130974           1.220363              0.0000
01/01/2015 to 12/31/2015          1.220363           1.190599              0.0000
01/01/2016 to 12/31/2016          1.190599           1.227091              0.0000
01/01/2017 to 12/31/2017          1.227091           1.400256              0.0000
--------------------------       ---------          ---------          ----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         18.063774          10.281316         16,585.5100
01/01/2009 to 12/31/2009         10.281316          13.358697         13,071.5400
01/01/2010 to 12/31/2010         13.358697          14.697412         13,904.3368
01/01/2011 to 12/31/2011         14.697412          12.960029         14,482.5408
01/01/2012 to 12/31/2012         12.960029          14.936541         13,070.2243
01/01/2013 to 12/31/2013         14.936541          17.591669         12,802.1872
01/01/2014 to 12/31/2014         17.591669          16.165797         12,511.4266
01/01/2015 to 12/31/2015         16.165797          15.681799         12,260.7632
01/01/2016 to 12/31/2016         15.681799          15.351435          9,066.4656
01/01/2017 to 12/31/2017         15.351435          19.429881          5,222.2314
--------------------------       ---------          ---------         -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.219532           6.951387         50,584.7610
01/01/2009 to 12/31/2009          6.951387          10.796795         45,422.8700
01/01/2010 to 12/31/2010         10.796795          14.084058         42,822.0445
01/01/2011 to 12/31/2011         14.084058          12.946656         40,470.3490
01/01/2012 to 12/31/2012         12.946656          13.971705         37,494.5478
01/01/2013 to 12/31/2013         13.971705          19.182749         36,878.0648
01/01/2014 to 12/31/2014         19.182749          19.136593         27,630.9302
01/01/2015 to 12/31/2015         19.136593          17.949645         23,906.6864
01/01/2016 to 12/31/2016         17.949645          16.226947         23,512.3465
01/01/2017 to 12/31/2017         16.226947          22.422258         20,604.2944
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         20.558001          12.067813            541.2908
01/01/2009 to 12/31/2009         12.067813          16.661410            540.9700
01/01/2010 to 12/31/2010         16.661410          19.075241            846.0598
01/01/2011 to 12/31/2011         19.075241          17.255312            845.9668
01/01/2012 to 12/31/2012         17.255312          20.648157            970.5223
01/01/2013 to 12/31/2013         20.648157          25.920568          3,283.7369
01/01/2014 to 12/31/2014         25.920568          26.146981          2,766.7410
01/01/2015 to 12/31/2015         26.146981          26.838437          2,634.6560
01/01/2016 to 12/31/2016         26.838437          26.566278          2,513.2244
01/01/2017 to 12/31/2017         26.566278          35.875320          2,399.1839
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2008 to 12/31/2008         20.391112          11.614198          3,387.2781
01/01/2009 to 12/31/2009         11.614198          15.037439          3,189.9800
01/01/2010 to 12/31/2010         15.037439          15.948823          3,120.2901
01/01/2011 to 04/29/2011         15.948823          17.802777              0.0000
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998630           6.576081             72.6008
01/01/2009 to 12/31/2009          6.576081           8.612916              0.0000
01/01/2010 to 12/31/2010          8.612916           9.157409              0.0000
01/01/2011 to 12/31/2011          9.157409           8.420143          5,150.7936
01/01/2012 to 12/31/2012          8.420143          10.162176          4,891.9119
01/01/2013 to 04/26/2013         10.162176          10.808610              0.0000
--------------------------       ---------          ---------         -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999829           1.036661              0.0000
01/01/2015 to 12/31/2015          1.036661           0.967712              0.0000
01/01/2016 to 12/31/2016          0.967712           1.061994              0.0000
01/01/2017 to 12/31/2017          1.061994           1.180967              0.0000
--------------------------       ---------          ---------         -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.826926          13.094531              0.0000
01/01/2010 to 12/31/2010         13.094531          13.935551            301.0777
01/01/2011 to 12/31/2011         13.935551          15.296196            301.0777
01/01/2012 to 12/31/2012         15.296196          16.484567          1,523.0160
01/01/2013 to 12/31/2013         16.484567          14.769826          1,900.0529
01/01/2014 to 12/31/2014         14.769826          15.008360              0.0000
01/01/2015 to 12/31/2015         15.008360          14.360973              0.0000
01/01/2016 to 12/31/2016         14.360973          14.889428              0.0000
01/01/2017 to 12/31/2017         14.889428          15.214894              0.0000
--------------------------       ---------          ---------         -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.466206          13.352976         13,834.8347
01/01/2009 to 12/31/2009         13.352976          15.564587         19,206.0900
01/01/2010 to 12/31/2010         15.564587          16.627178         18,390.2827
01/01/2011 to 12/31/2011         16.627178          16.941658         19,055.2016
01/01/2012 to 12/31/2012         16.941658          18.281175         14,985.5847
01/01/2013 to 12/31/2013         18.281175          17.708284         14,953.0674
01/01/2014 to 12/31/2014         17.708284          18.221390         13,503.5762
01/01/2015 to 12/31/2015         18.221390          17.995955         12,912.1606
01/01/2016 to 12/31/2016         17.995955          18.236214         11,775.1348
01/01/2017 to 12/31/2017         18.236214          18.820866          9,525.8925
--------------------------       ---------          ---------         -----------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.788866          10.966715              0.0000
01/01/2013 to 12/31/2013         10.966715          10.341008              0.0000
01/01/2014 to 12/31/2014         10.341008          10.984268              0.0000
01/01/2015 to 12/31/2015         10.984268          10.894477              0.0000
01/01/2016 to 12/31/2016         10.894477          10.900872              0.0000
01/01/2017 to 12/31/2017         10.900872          11.045721              0.0000
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.216514          10.764514              0.0000
01/01/2014 to 12/31/2014         10.764514          11.549405              0.0000
01/01/2015 to 12/31/2015         11.549405          11.263214              0.0000
01/01/2016 to 12/31/2016         11.263214          11.631173              0.0000
01/01/2017 to 12/31/2017         11.631173          13.379172              0.0000
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010771           1.069251              0.0000
01/01/2013 to 12/31/2013          1.069251           1.162736              0.0000
01/01/2014 to 12/31/2014          1.162736           1.237160              0.0000
01/01/2015 to 12/31/2015          1.237160           1.211052              0.0000
01/01/2016 to 12/31/2016          1.211052           1.263620              0.0000
01/01/2017 to 12/31/2017          1.263620           1.426372              0.0000
--------------------------       ---------          ---------         -----------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.853202          10.623130              0.0000
01/01/2010 to 12/31/2010         10.623130          11.775216              0.0000
01/01/2011 to 12/31/2011         11.775216          11.752635              0.0000
01/01/2012 to 12/31/2012         11.752635          13.096730              0.0000
01/01/2013 to 12/31/2013         13.096730          14.606605              0.0000
01/01/2014 to 12/31/2014         14.606605          15.263532              0.0000
01/01/2015 to 12/31/2015         15.263532          14.778004              0.0000
01/01/2016 to 12/31/2016         14.778004          15.438578              0.0000
01/01/2017 to 12/31/2017         15.438578          17.665485              0.0000
--------------------------       ---------          ---------         -----------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.149721          10.067774              0.0000
01/01/2010 to 12/31/2010         10.067774          11.350044              0.0000
01/01/2011 to 12/31/2011         11.350044          10.970687              0.0000
01/01/2012 to 12/31/2012         10.970687          12.462292              0.0000
01/01/2013 to 12/31/2013         12.462292          14.531751              0.0000
01/01/2014 to 12/31/2014         14.531751          15.123188              0.0000
01/01/2015 to 12/31/2015         15.123188          14.590171              0.0000
01/01/2016 to 12/31/2016         14.590171          15.400183              0.0000
01/01/2017 to 12/31/2017         15.400183          18.195958              0.0000
--------------------------       ---------          ---------         -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008         60.406739           38.063919           179.8534
01/01/2009 to 12/31/2009         38.063919           44.610827           131.5800
01/01/2010 to 12/31/2010         44.610827           51.690773            69.0858
01/01/2011 to 12/31/2011         51.690773           49.126490            54.8103
01/01/2012 to 12/31/2012         49.126490           57.377608            54.6627
01/01/2013 to 12/31/2013         57.377608           75.982209            21.8892
01/01/2014 to 12/31/2014         75.982209           85.217857            21.8066
01/01/2015 to 12/31/2015         85.217857           81.371498            21.7239
01/01/2016 to 12/31/2016         81.371498           93.382153            21.6345
01/01/2017 to 12/31/2017         93.382153          108.151648            21.5501
--------------------------       ---------          ----------           --------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         58.543777           36.810057        44,339.2411
01/01/2009 to 12/31/2009         36.810057           43.039257        38,348.2600
01/01/2010 to 12/31/2010         43.039257           49.738701        37,204.0589
01/01/2011 to 12/31/2011         49.738701           47.152205        33,239.6762
01/01/2012 to 12/31/2012         47.152205           54.934917        30,576.5485
01/01/2013 to 12/31/2013         54.934917           72.576802        29,499.2579
01/01/2014 to 12/31/2014         72.576802           81.194125        24,359.8159
01/01/2015 to 12/31/2015         81.194125           77.310159        22,437.9894
01/01/2016 to 12/31/2016         77.310159           88.522870        21,670.2516
01/01/2017 to 12/31/2017         88.522870          102.243557        17,081.5315
--------------------------       ---------          ----------        -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2008 to 12/31/2008         13.654424            8.266152             0.0000
01/01/2009 to 12/31/2009          8.266152           10.597166             0.0000
01/01/2010 to 04/30/2010         10.597166           11.327407             0.0000
--------------------------       ---------          ----------        -----------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.850612            5.861129             0.0000
01/01/2009 to 12/31/2009          5.861129            8.420404             0.0000
01/01/2010 to 12/31/2010          8.420404           10.617962             0.0000
01/01/2011 to 12/31/2011         10.617962           10.313564             0.0000
01/01/2012 to 12/31/2012         10.313564           11.578382             0.0000
01/01/2013 to 12/31/2013         11.578382           15.617217             0.0000
01/01/2014 to 12/31/2014         15.617217           17.393478             0.0000
01/01/2015 to 12/31/2015         17.393478           18.323761             0.0000
01/01/2016 to 12/31/2016         18.323761           19.220950             0.0000
01/01/2017 to 12/31/2017         19.220950           23.679834             0.0000
--------------------------       ---------          ----------        -----------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         28.009419           16.934990        54,052.8504
01/01/2009 to 12/31/2009         16.934990           21.162421        44,544.2000
01/01/2010 to 12/31/2010         21.162421           26.234880        42,580.4896
01/01/2011 to 12/31/2011         26.234880           24.951492        39,010.9458
01/01/2012 to 12/31/2012         24.951492           28.261389        34,547.6102
01/01/2013 to 12/31/2013         28.261389           36.368668        33,535.5904
01/01/2014 to 12/31/2014         36.368668           39.380455        28,553.5755
01/01/2015 to 12/31/2015         39.380455           35.398341        26,105.1394
01/01/2016 to 12/31/2016         35.398341           40.378692        25,084.5951
01/01/2017 to 12/31/2017         40.378692           43.656923        19,384.2701
--------------------------       ---------          ----------        -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         21.330719          11.745533          2,117.3561
01/01/2009 to 12/31/2009         11.745533          14.138310          2,013.2500
01/01/2010 to 12/31/2010         14.138310          14.920717          1,733.1925
01/01/2011 to 12/31/2011         14.920717          11.769049          2,015.6770
01/01/2012 to 12/31/2012         11.769049          13.873038            474.8212
01/01/2013 to 12/31/2013         13.873038          15.774706            481.0086
01/01/2014 to 12/31/2014         15.774706          15.057913            515.4627
01/01/2015 to 12/31/2015         15.057913          14.548162            218.8616
01/01/2016 to 12/31/2016         14.548162          15.093099            218.8616
01/01/2017 to 12/31/2017         15.093099          20.106840              0.0000
--------------------------       ---------          ---------          ----------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         50.316710          47.868866              0.0000
01/01/2009 to 12/31/2009         47.868866          51.615649            416.2100
01/01/2010 to 12/31/2010         51.615649          55.087697             87.9702
01/01/2011 to 12/31/2011         55.087697          57.834950             43.0178
01/01/2012 to 12/31/2012         57.834950          61.271564             38.0890
01/01/2013 to 12/31/2013         61.271564          59.900695             33.8572
01/01/2014 to 12/31/2014         59.900695          63.185057             30.0835
01/01/2015 to 12/31/2015         63.185057          62.612799             26.3623
01/01/2016 to 12/31/2016         62.612799          63.606858              0.0000
01/01/2017 to 12/31/2017         63.606858          65.236495              0.0000
--------------------------       ---------          ---------          ----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.191970          11.602925            139.0700
01/01/2010 to 12/31/2010         11.602925          13.730001             60.1585
01/01/2011 to 12/31/2011         13.730001          12.346718             41.3465
01/01/2012 to 12/31/2012         12.346718          13.944955             41.3080
01/01/2013 to 12/31/2013         13.944955          18.484367              0.0000
01/01/2014 to 12/31/2014         18.484367          19.879029              0.0000
01/01/2015 to 12/31/2015         19.879029          20.864795              0.0000
01/01/2016 to 12/31/2016         20.864795          20.623176              0.0000
01/01/2017 to 12/31/2017         20.623176          27.278479              0.0000
--------------------------       ---------          ---------          ----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
01/01/2008 to 12/31/2008         16.601870           9.403807            325.9489
01/01/2009 to 05/01/2009          9.403807           8.948289              0.0000
--------------------------       ---------          ---------          ----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.834395          10.977543          1,796.2739
01/01/2009 to 12/31/2009         10.977543          10.868628          4,075.8000
01/01/2010 to 12/31/2010         10.868628          10.733614          1,822.5775
01/01/2011 to 12/31/2011         10.733614          10.600639          1,245.2756
01/01/2012 to 12/31/2012         10.600639          10.468237          1,176.5826
01/01/2013 to 12/31/2013         10.468237          10.338196          1,646.9973
01/01/2014 to 12/31/2014         10.338196          10.209771          1,149.5715
01/01/2015 to 12/31/2015         10.209771          10.082941          1,134.8341
01/01/2016 to 12/31/2016         10.082941           9.968853          1,119.2099
01/01/2017 to 12/31/2017          9.968853           9.907835          1,102.7268
--------------------------       ---------          ---------          ----------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.202557          14.498625              0.0000
01/01/2015 to 12/31/2015         14.498625          14.234683              0.0000
01/01/2016 to 12/31/2016         14.234683          14.694690          4,164.2744
01/01/2017 to 12/31/2017         14.694690          15.518701              0.0000
--------------------------       ---------          ---------          ----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.710432           9.176380              0.0000
01/01/2009 to 12/31/2009          9.176380          11.138396              0.0000
01/01/2010 to 12/31/2010         11.138396          12.199339              0.0000
01/01/2011 to 12/31/2011         12.199339          12.261994              0.0000
01/01/2012 to 12/31/2012         12.261994          13.430164              0.0000
01/01/2013 to 12/31/2013         13.430164          14.467578              0.0000
01/01/2014 to 04/25/2014         14.467578          14.593500              0.0000
--------------------------       ---------          ---------              ------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.211421           8.873167              0.0000
01/01/2009 to 12/31/2009          8.873167          11.048877              0.0000
01/01/2010 to 12/31/2010         11.048877          12.264661              0.0000
01/01/2011 to 12/31/2011         12.264661          12.098465              0.0000
01/01/2012 to 12/31/2012         12.098465          13.428209              0.0000
01/01/2013 to 12/31/2013         13.428209          15.147931              0.0000
01/01/2014 to 04/25/2014         15.147931          15.222202              0.0000
--------------------------       ---------          ---------              ------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.592001          15.015555              0.0000
01/01/2015 to 12/31/2015         15.015555          14.669871              0.0000
01/01/2016 to 12/31/2016         14.669871          15.369616              0.0000
01/01/2017 to 12/31/2017         15.369616          16.794615         10,527.8507
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.600103           8.469248              0.0002
01/01/2009 to 12/31/2009          8.469248          10.734075          7,396.0900
01/01/2010 to 12/31/2010         10.734075          12.040940          2,916.5976
01/01/2011 to 12/31/2011         12.040940          11.689184          1,829.6990
01/01/2012 to 12/31/2012         11.689184          13.151353          1,827.3213
01/01/2013 to 12/31/2013         13.151353          15.510110          1,825.1257
01/01/2014 to 04/25/2014         15.510110          15.539254              0.0000
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         15.537658          16.109814          1,823.2136
01/01/2015 to 12/31/2015         16.109814          15.707996          1,821.4013
01/01/2016 to 12/31/2016         15.707996          16.615098          1,819.4057
01/01/2017 to 12/31/2017         16.615098          18.826567          1,817.6678
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.262478           8.137657              0.0000
01/01/2009 to 12/31/2009          8.137657          10.455446              0.0000
01/01/2010 to 12/31/2010         10.455446          11.925017          1,067.7116
01/01/2011 to 12/31/2011         11.925017          11.321006          7,906.1679
01/01/2012 to 12/31/2012         11.321006          12.937129          7,704.7265
01/01/2013 to 12/31/2013         12.937129          16.087388          9,479.8568
01/01/2014 to 04/25/2014         16.087388          16.029967              0.0000
--------------------------       ---------          ---------         -----------


                                  1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
                                                                                           ---------------
BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008                                                                       9.998630
01/01/2009 to 12/31/2009                                                                       7.040916
01/01/2010 to 12/31/2010                                                                       8.938766
01/01/2011 to 12/31/2011                                                                       9.714577
01/01/2012 to 12/31/2012                                                                       9.425253
01/01/2013 to 04/26/2013                                                                      10.808328
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B))
04/28/2014 to 12/31/2014                                                                      16.016983
01/01/2015 to 12/31/2015                                                                      16.702606
01/01/2016 to 12/31/2016                                                                      16.215346
01/01/2017 to 12/31/2017                                                                      17.317564
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY MET/DIMENSIONAL
INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009                                                                      10.721361
01/01/2010 to 12/31/2010                                                                      14.289556
01/01/2011 to 12/31/2011                                                                      17.299971
01/01/2012 to 12/31/2012                                                                      14.308679
01/01/2013 to 12/31/2013                                                                      16.659917
01/01/2014 to 12/31/2014                                                                      20.994338
01/01/2015 to 12/31/2015                                                                      19.345524
01/01/2016 to 12/31/2016                                                                      20.204737
01/01/2017 to 12/31/2017                                                                      21.116335
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT
 (CLASS A))
05/02/2016 to 12/31/2016                                                                      56.279409
01/01/2017 to 12/31/2017                                                                      57.444151
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT
 (CLASS A)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008                                                                      20.819426
01/01/2009 to 12/31/2009                                                                      13.808812
01/01/2010 to 12/31/2010                                                                      16.894558
01/01/2011 to 12/31/2011                                                                      19.391395
01/01/2012 to 12/31/2012                                                                      18.280134
01/01/2013 to 12/31/2013                                                                      19.963704
01/01/2014 to 12/31/2014                                                                      26.237007
01/01/2015 to 12/31/2015                                                                      28.802113
01/01/2016 to 04/29/2016                                                                      28.462312
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS B) AND BEFORE THAT
METROPOLITAN SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008                                                                      12.719709
01/01/2009 to 05/01/2009                                                                       7.485836
------------------------------------------------------------------------------------------    ---------




                                                                                                              NUMBER OF
                                                                                             ACCUMULATION    ACCUMULATION
                                                                                            UNIT VALUE AT       UNITS
                                                                                                END OF      OUTSTANDING AT
                                                                                                PERIOD      END OF PERIOD
                                                                                           --------------- ---------------
BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND
BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008                                                                       7.040916           0.0000
01/01/2009 to 12/31/2009                                                                       8.938766           0.0000
01/01/2010 to 12/31/2010                                                                       9.714577           0.0000
01/01/2011 to 12/31/2011                                                                       9.425253       2,753.1769
01/01/2012 to 12/31/2012                                                                      10.808328       2,741.1819
01/01/2013 to 04/26/2013                                                                      11.641291           0.0000
------------------------------------------------------------------------------------------    ---------       ----------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014                                                                      16.702606       9,286.9739
01/01/2015 to 12/31/2015                                                                      16.215346       8,772.7337
01/01/2016 to 12/31/2016                                                                      17.317564       8,554.3372
01/01/2017 to 12/31/2017                                                                      20.380214       3,290.5018
------------------------------------------------------------------------------------------    ---------       ----------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009                                                                      14.289556           0.0000
01/01/2010 to 12/31/2010                                                                      17.299971           0.0000
01/01/2011 to 12/31/2011                                                                      14.308679           0.0000
01/01/2012 to 12/31/2012                                                                      16.659917           0.0000
01/01/2013 to 12/31/2013                                                                      20.994338           0.0000
01/01/2014 to 12/31/2014                                                                      19.345524           0.0000
01/01/2015 to 12/31/2015                                                                      20.204737           0.0000
01/01/2016 to 12/31/2016                                                                      21.116335           0.0000
01/01/2017 to 12/31/2017                                                                      27.204387           0.0000
------------------------------------------------------------------------------------------    ---------       ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A))
05/02/2016 to 12/31/2016                                                                      57.444151      10,088.8720
01/01/2017 to 12/31/2017                                                                      67.550733       7,937.7223
------------------------------------------------------------------------------------------    ---------      -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008                                                                      13.808812           0.0000
01/01/2009 to 12/31/2009                                                                      16.894558      32,865.5200
01/01/2010 to 12/31/2010                                                                      19.391395      31,823.7525
01/01/2011 to 12/31/2011                                                                      18.280134      25,085.6166
01/01/2012 to 12/31/2012                                                                      19.963704      22,473.6378
01/01/2013 to 12/31/2013                                                                      26.237007      21,479.1218
01/01/2014 to 12/31/2014                                                                      28.802113      20,923.9394
01/01/2015 to 12/31/2015                                                                      28.462312      20,012.3447
01/01/2016 to 04/29/2016                                                                      28.663537           0.0000
------------------------------------------------------------------------------------------    ---------      -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN
SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008                                                                       7.485836      71,936.7219
01/01/2009 to 05/01/2009                                                                       7.405470           0.0000
------------------------------------------------------------------------------------------    ---------      -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         15.161387           9.064681         28,255.3460
01/01/2009 to 12/31/2009          9.064681          11.801324         26,338.9800
01/01/2010 to 12/31/2010         11.801324          13.032014         26,052.5390
01/01/2011 to 12/31/2011         13.032014          12.332586         12,278.4541
01/01/2012 to 12/31/2012         12.332586          13.725477         11,659.8364
01/01/2013 to 12/31/2013         13.725477          18.099772         10,108.1080
01/01/2014 to 12/31/2014         18.099772          19.742246          8,817.8407
01/01/2015 to 12/31/2015         19.742246          19.938916          8,489.7100
01/01/2016 to 12/31/2016         19.938916          21.099594          8,124.1744
01/01/2017 to 12/31/2017         21.099594          24.780746          7,885.3517
--------------------------       ---------          ---------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.002123           9.400752         14,447.2582
01/01/2009 to 12/31/2009          9.400752          12.956996         13,955.9000
01/01/2010 to 12/31/2010         12.956996          14.243832         13,117.1767
01/01/2011 to 12/31/2011         14.243832          14.098446         12,833.9991
01/01/2012 to 12/31/2012         14.098446          16.088354         10,662.3866
01/01/2013 to 12/31/2013         16.088354          21.724736         10,577.8963
01/01/2014 to 12/31/2014         21.724736          23.330735         10,458.2292
01/01/2015 to 12/31/2015         23.330735          25.469329          9,959.0682
01/01/2016 to 12/31/2016         25.469329          25.120296          9,928.5598
01/01/2017 to 12/31/2017         25.120296          33.985677          4,220.9023
--------------------------       ---------          ---------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.427689           5.566976            789.7356
01/01/2009 to 12/31/2009          5.566976           7.900510            950.9300
01/01/2010 to 12/31/2010          7.900510           8.535569            975.6949
01/01/2011 to 12/31/2011          8.535569           8.313373          1,306.2122
01/01/2012 to 04/27/2012          8.313373           9.357081              0.0000
--------------------------       ---------          ---------         -----------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.288655           6.542826            698.8357
01/01/2009 to 12/31/2009          6.542826           8.379083              0.0000
01/01/2010 to 12/31/2010          8.379083          10.869047              0.0000
01/01/2011 to 12/31/2011         10.869047          11.028992              0.0000
01/01/2012 to 12/31/2012         11.028992          12.077797              0.0000
01/01/2013 to 12/31/2013         12.077797          17.698454              0.0000
01/01/2014 to 12/31/2014         17.698454          17.641971              0.0000
01/01/2015 to 12/31/2015         17.641971          17.671477              0.0000
01/01/2016 to 12/31/2016         17.671477          18.507321              0.0000
01/01/2017 to 12/31/2017         18.507321          23.155119              0.0000
--------------------------       ---------          ---------         -----------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
04/29/2013 to 12/31/2013         17.189571          16.490508              0.0000
01/01/2014 to 12/31/2014         16.490508          17.174818              0.0000
01/01/2015 to 12/31/2015         17.174818          16.951915              0.0000
01/01/2016 to 12/31/2016         16.951915          17.090636              0.0000
01/01/2017 to 12/31/2017         17.090636          17.374730              0.0000
--------------------------       ---------          ---------         -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.322630          10.216420         56,463.6460
01/01/2009 to 12/31/2009         10.216420          11.936262         51,760.2800
01/01/2010 to 12/31/2010         11.936262          12.943025         50,888.3119
01/01/2011 to 12/31/2011         12.943025          13.058540         48,620.2169
01/01/2012 to 12/31/2012         13.058540          14.353784         42,577.3632
01/01/2013 to 12/31/2013         14.353784          16.826232         40,107.4676
01/01/2014 to 12/31/2014         16.826232          18.007027         35,699.8585
01/01/2015 to 12/31/2015         18.007027          17.712284         30,593.0190
01/01/2016 to 12/31/2016         17.712284          19.053088         29,876.3015
01/01/2017 to 12/31/2017         19.053088          21.106704         24,063.7916
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.218669          11.322128              0.0000
01/01/2009 to 12/31/2009         11.322128          13.483174          4,187.5400
01/01/2010 to 12/31/2010         13.483174          14.804357          3,977.3217
01/01/2011 to 12/31/2011         14.804357          14.714258          5,602.8362
01/01/2012 to 12/31/2012         14.714258          16.901742          4,895.7074
01/01/2013 to 12/31/2013         16.901742          22.598433          6,273.7870
01/01/2014 to 12/31/2014         22.598433          24.674894          6,038.5877
01/01/2015 to 12/31/2015         24.674894          24.279559          5,792.9017
01/01/2016 to 12/31/2016         24.279559          27.357765          4,440.2929
01/01/2017 to 12/31/2017         27.357765          31.769344          4,278.5579
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998630           6.606976          1,032.4958
01/01/2009 to 12/31/2009          6.606976           8.148579          2,193.1100
01/01/2010 to 12/31/2010          8.148579           8.934476          2,750.1684
01/01/2011 to 12/31/2011          8.934476           8.775467          4,041.6643
01/01/2012 to 12/31/2012          8.775467           9.871871          2,885.6252
01/01/2013 to 04/26/2013          9.871871          10.818903              0.0000
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.794799          20.994082          1,302.7087
01/01/2014 to 12/31/2014         20.994082          20.671002          1,274.1370
01/01/2015 to 12/31/2015         20.671002          20.491794          1,242.3162
01/01/2016 to 12/31/2016         20.491794          23.959735          1,202.5808
01/01/2017 to 12/31/2017         23.959735          27.327864            362.1093
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.830214           9.645448          1,451.0157
01/01/2009 to 12/31/2009          9.645448          13.027408          1,473.2500
01/01/2010 to 12/31/2010         13.027408          15.806624          1,380.7217
01/01/2011 to 12/31/2011         15.806624          14.787053          1,313.0822
01/01/2012 to 12/31/2012         14.787053          15.374272          1,301.7199
01/01/2013 to 04/26/2013         15.374272          16.677893              0.0000
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.411098           8.826725          2,921.5753
01/01/2009 to 12/31/2009          8.826725          12.468631          2,914.6100
01/01/2010 to 12/31/2010         12.468631          14.375590          2,908.9319
01/01/2011 to 12/31/2011         14.375590          14.007819          2,845.5791
01/01/2012 to 12/31/2012         14.007819          16.416171          2,845.5791
01/01/2013 to 12/31/2013         16.416171          22.497542          2,845.5791
01/01/2014 to 12/31/2014         22.497542          24.179030          2,845.5791
01/01/2015 to 12/31/2015         24.179030          26.388948          2,747.5255
01/01/2016 to 12/31/2016         26.388948          26.460333          2,747.5255
01/01/2017 to 12/31/2017         26.460333          34.880787          2,747.5255
--------------------------       ---------          ---------         -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         16.167056          10.167261              0.0000
01/01/2009 to 12/31/2009         10.167261          13.920291              0.0000
01/01/2010 to 12/31/2010         13.920291          18.512706              0.0000
01/01/2011 to 12/31/2011         18.512706          18.547803              0.0000
01/01/2012 to 12/31/2012         18.547803          21.230144              0.0000
01/01/2013 to 12/31/2013         21.230144          30.227675              0.0000
01/01/2014 to 12/31/2014         30.227675          31.836293              0.0000
01/01/2015 to 12/31/2015         31.836293          32.215461              0.0000
01/01/2016 to 12/31/2016         32.215461          35.468505              0.0000
01/01/2017 to 12/31/2017         35.468505          42.922792              0.0000
--------------------------       ---------          ---------              ------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010         15.946541          18.875228              0.0000
01/01/2011 to 12/31/2011         18.875228          15.532870              0.0000
01/01/2012 to 12/31/2012         15.532870          15.734395              0.0000
01/01/2013 to 12/31/2013         15.734395          17.210138              0.0000
01/01/2014 to 12/31/2014         17.210138          13.797019              0.0000
01/01/2015 to 12/31/2015         13.797019           9.162086              0.0000
01/01/2016 to 12/31/2016          9.162086          13.006027              0.0000
01/01/2017 to 12/31/2017         13.006027          12.749725              0.0000
--------------------------       ---------          ---------              ------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         32.606112          33.886468          1,219.2344
01/01/2017 to 12/31/2017         33.886468          36.219947          1,280.3824
--------------------------       ---------          ---------          ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         20.215368          17.819142            678.5096
01/01/2009 to 12/31/2009         17.819142          23.420559          1,119.2500
01/01/2010 to 12/31/2010         23.420559          25.945844          1,075.5463
01/01/2011 to 12/31/2011         25.945844          26.554217          1,035.2178
01/01/2012 to 12/31/2012         26.554217          29.271062          1,099.0515
01/01/2013 to 12/31/2013         29.271062          29.353992          1,278.2292
01/01/2014 to 12/31/2014         29.353992          30.318125          1,326.9167
01/01/2015 to 12/31/2015         30.318125          29.553576          1,357.3608
01/01/2016 to 04/29/2016         29.553576          30.328493              0.0000
--------------------------       ---------          ---------          ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         30.975187          32.159995         17,983.3480
01/01/2017 to 12/31/2017         32.159995          34.281048         14,555.9239
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         19.634314          15.782622         40,251.5366
01/01/2009 to 12/31/2009         15.782622          21.318214         36,996.1300
01/01/2010 to 12/31/2010         21.318214          23.783192         35,448.9590
01/01/2011 to 12/31/2011         23.783192          24.535735         32,153.5598
01/01/2012 to 12/31/2012         24.535735          27.366430         27,666.5334
01/01/2013 to 12/31/2013         27.366430          29.182930         26,474.7042
01/01/2014 to 12/31/2014         29.182930          30.212150         20,597.4567
01/01/2015 to 12/31/2015         30.212150          29.188085         19,360.8134
01/01/2016 to 04/29/2016         29.188085          30.090044              0.0000
--------------------------       ---------          ---------         -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2008 to 12/31/2008         16.326317           9.612628              0.0000
01/01/2009 to 12/31/2009          9.612628          13.009750              0.0000
01/01/2010 to 12/31/2010         13.009750          13.928351              0.0000
01/01/2011 to 12/31/2011         13.928351          12.292751              0.0000
01/01/2012 to 12/31/2012         12.292751          14.352638              0.0000
01/01/2013 to 12/31/2013         14.352638          17.430353              0.0000
01/01/2014 to 12/31/2014         17.430353          15.297602              0.0000
01/01/2015 to 12/31/2015         15.297602          14.126670              0.0000
01/01/2016 to 12/31/2016         14.126670          14.952212              0.0000
01/01/2017 to 12/31/2017         14.952212          17.232060              0.0000
--------------------------       ---------          ---------              ------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2008 to 12/31/2008         16.582094          11.275849         21,596.4237
01/01/2009 to 12/31/2009         11.275849          14.192571         19,785.5700
01/01/2010 to 12/31/2010         14.192571          15.783322         18,550.8073
01/01/2011 to 12/31/2011         15.783322          15.887174         17,541.0632
01/01/2012 to 12/31/2012         15.887174          18.717496         12,648.6651
01/01/2013 to 12/31/2013         18.717496          24.477100         12,514.0221
01/01/2014 to 12/31/2014         24.477100          27.233471         12,408.3258
01/01/2015 to 12/31/2015         27.233471          26.076817         11,819.8097
01/01/2016 to 12/31/2016         26.076817          29.266596         11,774.3100
01/01/2017 to 12/31/2017         29.266596          34.330173          4,563.6905

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.


The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Variable Annuity Account C
and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Variable Annuity Account C (formerly MetLife Investors Variable Annuity Account One) (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights in Note 8 for each of the five years in the period then ended or since inception, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended or since inception, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2018



We have served as the Separate Account's auditor since 2000.

This page is intentionally left blank.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2017


                                                                      AMERICAN FUNDS
                                               AMERICAN FUNDS          GLOBAL SMALL          AMERICAN FUNDS        BHFTI AB GLOBAL
                                                GLOBAL GROWTH         CAPITALIZATION             GROWTH          DYNAMIC ALLOCATION
                                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   --------------------   -------------------   --------------------
ASSETS:
   Investments at fair value..............   $       114,161,122   $         28,045,085   $       143,094,847   $         30,017,030
   Due from Brighthouse Life
     Insurance Company....................                    --                     --                     1                     --
                                             -------------------   --------------------   -------------------   --------------------
        Total Assets......................           114,161,122             28,045,085           143,094,848             30,017,030
                                             -------------------   --------------------   -------------------   --------------------
LIABILITIES:
   Accrued fees...........................                    65                     55                    68                    111
   Due to Brighthouse Life
     Insurance Company....................                    --                     --                    --                     --
                                             -------------------   --------------------   -------------------   --------------------
        Total Liabilities.................                    65                     55                    68                    111
                                             -------------------   --------------------   -------------------   --------------------

NET ASSETS................................   $       114,161,057   $         28,045,030   $       143,094,780   $         30,016,919
                                             ===================   ====================   ===================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $       114,161,057   $         28,045,030   $       142,859,647   $         30,016,919
   Net assets from contracts in payout....                    --                     --               235,133                     --
                                             -------------------   --------------------   -------------------   --------------------
        Total Net Assets..................   $       114,161,057   $         28,045,030   $       143,094,780   $         30,016,919
                                             ===================   ====================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                              BHFTI ALLIANZ
                                            GLOBAL INVESTORS     BHFTI AMERICAN        BHFTI AMERICAN
                                                 DYNAMIC         FUNDS BALANCED         FUNDS GROWTH         BHFTI AMERICAN
                                            MULTI-ASSET PLUS       ALLOCATION            ALLOCATION           FUNDS GROWTH
                                               SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $           413,530  $       240,479,328  $        277,986,845  $         34,515,200
   Due from Brighthouse Life
     Insurance Company..................                   --                   --                    --                     1
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................              413,530          240,479,328           277,986,845            34,515,201
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   48                   91                    65                    75
   Due to Brighthouse Life
     Insurance Company..................                   --                    1                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                   48                   92                    65                    75
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $           413,482  $       240,479,236  $        277,986,780  $         34,515,126
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           413,482  $       240,479,236  $        277,986,780  $         34,515,126
   Net assets from contracts in payout..                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $           413,482  $       240,479,236  $        277,986,780  $         34,515,126
                                          ===================  ===================  ====================  ====================


                                             BHFTI AMERICAN                             BHFTI BLACKROCK
                                             FUNDS MODERATE       BHFTI AQR GLOBAL      GLOBAL TACTICAL       BHFTI BLACKROCK
                                               ALLOCATION           RISK BALANCED         STRATEGIES            HIGH YIELD
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        111,985,638  $          9,285,036  $        59,214,244  $         14,586,699
   Due from Brighthouse Life
     Insurance Company..................                    --                     1                   --                    --
                                          --------------------  --------------------  -------------------  --------------------
        Total Assets....................           111,985,638             9,285,037           59,214,244            14,586,699
                                          --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    66                    87                  106                   127
   Due to Brighthouse Life
     Insurance Company..................                    --                    --                   --                    --
                                          --------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                    66                    87                  106                   127
                                          --------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        111,985,572  $          9,284,950  $        59,214,138  $         14,586,572
                                          ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        111,985,572  $          9,278,778  $        59,214,138  $         14,586,572
   Net assets from contracts in payout..                    --                 6,172                   --                    --
                                          --------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $        111,985,572  $          9,284,950  $        59,214,138  $         14,586,572
                                          ====================  ====================  ===================  ====================



                                            BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE
                                          ASSET ALLOCATION 100      BALANCED PLUS
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        164,891,574  $       135,770,158
   Due from Brighthouse Life
     Insurance Company..................                    --                   --
                                          --------------------  -------------------
        Total Assets....................           164,891,574          135,770,158
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    71                   99
   Due to Brighthouse Life
     Insurance Company..................                    --                   --
                                          --------------------  -------------------
        Total Liabilities...............                    71                   99
                                          --------------------  -------------------

NET ASSETS..............................  $        164,891,503  $       135,770,059
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        164,871,345  $       135,719,928
   Net assets from contracts in payout..                20,158               50,131
                                          --------------------  -------------------
        Total Net Assets................  $        164,891,503  $       135,770,059
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                                           BHFTI BRIGHTHOUSE/
                                                                 BHFTI BRIGHTHOUSE/  BHFTI BRIGHTHOUSE/         FRANKLIN
                                            BHFTI BRIGHTHOUSE     ABERDEEN EMERGING      EATON VANCE          LOW DURATION
                                             SMALL CAP VALUE       MARKETS EQUITY       FLOATING RATE         TOTAL RETURN
                                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         46,628,322  $        44,628,920  $         3,316,298  $         30,979,392
   Due from Brighthouse Life
     Insurance Company..................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................            46,628,322           44,628,920            3,316,298            30,979,392
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   153                  146                   72                   123
   Due to Brighthouse Life
     Insurance Company..................                    --                    1                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                   153                  147                   72                   123
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         46,628,169  $        44,628,773  $         3,316,226  $         30,979,269
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         46,576,863  $        44,451,861  $         3,316,226  $         30,971,364
   Net assets from contracts in payout..                51,306              176,912                   --                 7,905
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $         46,628,169  $        44,628,773  $         3,316,226  $         30,979,269
                                          ====================  ===================  ===================  ====================

                                                               BHFTI BRIGHTHOUSE/
                                          BHFTI BRIGHTHOUSE/       WELLINGTON
                                               TEMPLETON            LARGE CAP           BHFTI CLARION       BHFTI CLEARBRIDGE
                                          INTERNATIONAL BOND        RESEARCH         GLOBAL REAL ESTATE     AGGRESSIVE GROWTH
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         4,678,724  $         8,998,992  $         31,612,409  $         87,171,697
   Due from Brighthouse Life
     Insurance Company..................                   --                   --                    --                     1
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................            4,678,724            8,998,992            31,612,409            87,171,698
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   60                   63                   188                   134
   Due to Brighthouse Life
     Insurance Company..................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                   60                   63                   188                   134
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $         4,678,664  $         8,998,929  $         31,612,221  $         87,171,564
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,678,664  $         8,986,300  $         31,550,296  $         87,014,175
   Net assets from contracts in payout..                   --               12,629                61,925               157,389
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $         4,678,664  $         8,998,929  $         31,612,221  $         87,171,564
                                          ===================  ===================  ====================  ====================


                                              BHFTI HARRIS          BHFTI INVESCO
                                                 OAKMARK            BALANCED-RISK
                                              INTERNATIONAL          ALLOCATION
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         67,387,701  $        16,201,226
   Due from Brighthouse Life
     Insurance Company..................                    --                   --
                                          --------------------  -------------------
        Total Assets....................            67,387,701           16,201,226
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   112                   86
   Due to Brighthouse Life
     Insurance Company..................                    --                    1
                                          --------------------  -------------------
        Total Liabilities...............                   112                   87
                                          --------------------  -------------------

NET ASSETS..............................  $         67,387,589  $        16,201,139
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         67,329,731  $        16,201,139
   Net assets from contracts in payout..                57,858                   --
                                          --------------------  -------------------
        Total Net Assets................  $         67,387,589  $        16,201,139
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                                                 BHFTI
                                             BHFTI INVESCO         BHFTI INVESCO       BHFTI JPMORGAN       JPMORGAN GLOBAL
                                               COMSTOCK          SMALL CAP GROWTH         CORE BOND        ACTIVE ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       117,901,539  $        51,217,146  $         15,316,857  $        16,459,391
   Due from Brighthouse Life
     Insurance Company..................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          117,901,539           51,217,146            15,316,857           16,459,391
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  152                  111                    77                   90
   Due to Brighthouse Life
     Insurance Company..................                   --                   --                    13                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                  152                  111                    90                   90
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       117,901,387  $        51,217,035  $         15,316,767  $        16,459,301
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       117,094,254  $        51,135,535  $         15,316,767  $        16,459,301
   Net assets from contracts in payout..              807,133               81,500                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       117,901,387  $        51,217,035  $         15,316,767  $        16,459,301
                                          ===================  ===================  ====================  ===================

                                                                                        BHFTI METLIFE
                                             BHFTI JPMORGAN     BHFTI LOOMIS SAYLES      MULTI-INDEX       BHFTI MFS RESEARCH
                                             SMALL CAP VALUE      GLOBAL MARKETS        TARGETED RISK         INTERNATIONAL
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $          9,403,961  $        13,060,648  $        12,362,641  $       110,320,557
   Due from Brighthouse Life
     Insurance Company..................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................             9,403,961           13,060,648           12,362,641          110,320,557
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    94                   88                   65                  224
   Due to Brighthouse Life
     Insurance Company..................                    --                   --                   --                    2
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                    94                   88                   65                  226
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $          9,403,867  $        13,060,560  $        12,362,576  $       110,320,331
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          9,393,676  $        13,060,560  $        12,362,576  $       109,908,443
   Net assets from contracts in payout..                10,191                   --                   --              411,888
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $          9,403,867  $        13,060,560  $        12,362,576  $       110,320,331
                                          ====================  ===================  ===================  ====================

                                                  BHFTI
                                             MORGAN STANLEY     BHFTI OPPENHEIMER
                                             MID CAP GROWTH       GLOBAL EQUITY
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        58,318,252  $        47,851,062
   Due from Brighthouse Life
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           58,318,252           47,851,062
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  102                  152
   Due to Brighthouse Life
     Insurance Company..................                   --                    1
                                          -------------------  -------------------
       Total Liabilities................                  102                  153
                                          -------------------  -------------------

NET ASSETS..............................  $        58,318,150  $        47,850,909
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        58,095,157  $        47,752,846
   Net assets from contracts in payout..              222,993               98,063
                                          -------------------  -------------------
       Total Net Assets.................  $        58,318,150  $        47,850,909
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                   BHFTI                BHFTI
                                              PANAGORA GLOBAL      PIMCO INFLATION         BHFTI PIMCO         BHFTI PYRAMIS
                                             DIVERSIFIED RISK      PROTECTED BOND         TOTAL RETURN       GOVERNMENT INCOME
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         1,152,371  $        81,095,426  $       382,858,150  $         5,512,475
   Due from Brighthouse Life
     Insurance Company....................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            1,152,371           81,095,426          382,858,150            5,512,475
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   67                  166                  193                   89
   Due to Brighthouse Life
     Insurance Company....................                   --                    2                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   67                  168                  193                   89
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         1,152,304  $        81,095,258  $       382,857,957  $         5,512,386
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         1,152,304  $        81,047,561  $       381,939,954  $         5,512,386
   Net assets from contracts in payout....                   --               47,697              918,003                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         1,152,304  $        81,095,258  $       382,857,957  $         5,512,386
                                            ===================  ===================  ===================  ===================

                                                                                               BHFTI
                                               BHFTI SCHRODERS       BHFTI SCHRODERS        SSGA GROWTH              BHFTI
                                            GLOBAL MULTI-ASSET II  GLOBAL MULTI-ASSET     AND INCOME ETF        SSGA GROWTH ETF
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            ---------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............   $         5,579,666   $         7,863,471  $       141,674,647  $        48,040,294
   Due from Brighthouse Life
     Insurance Company....................                    --                    --                   --                   --
                                            ---------------------  -------------------  -------------------  -------------------
       Total Assets.......................             5,579,666             7,863,471          141,674,647           48,040,294
                                            ---------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    68                    96                   73                   97
   Due to Brighthouse Life
     Insurance Company....................                    --                    --                   --                   --
                                            ---------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                    68                    96                   73                   97
                                            ---------------------  -------------------  -------------------  -------------------

NET ASSETS................................   $         5,579,598   $         7,863,375  $       141,674,574  $        48,040,197
                                            =====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         5,579,598   $         7,863,375  $       141,664,610  $        48,030,312
   Net assets from contracts in payout....                    --                    --                9,964                9,885
                                            ---------------------  -------------------  -------------------  -------------------
       Total Net Assets...................   $         5,579,598   $         7,863,375  $       141,674,574  $        48,040,197
                                            =====================  ===================  ===================  ===================


                                             BHFTI T. ROWE PRICE   BHFTI T. ROWE PRICE
                                               LARGE CAP VALUE       MID CAP GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  --------------------
ASSETS:
   Investments at fair value..............  $       551,711,733   $        80,122,087
   Due from Brighthouse Life
     Insurance Company....................                   --                    --
                                            --------------------  --------------------
       Total Assets.......................          551,711,733            80,122,087
                                            --------------------  --------------------
LIABILITIES:
   Accrued fees...........................                  153                   151
   Due to Brighthouse Life
     Insurance Company....................                   --                    --
                                            --------------------  --------------------
       Total Liabilities..................                  153                   151
                                            --------------------  --------------------

NET ASSETS................................  $       551,711,580   $        80,121,936
                                            ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       545,168,210   $        80,066,125
   Net assets from contracts in payout....            6,543,370                55,811
                                            --------------------  --------------------
       Total Net Assets...................  $       551,711,580   $        80,121,936
                                            ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                              BHFTI VICTORY          BHFTI WELLS             BHFTII
                                                SYCAMORE         CAPITAL MANAGEMENT      BAILLIE GIFFORD      BHFTII BLACKROCK
                                              MID CAP VALUE         MID CAP VALUE      INTERNATIONAL STOCK       BOND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        162,408,535  $         15,947,374  $         16,546,728  $         96,014,167
   Due from Brighthouse Life
     Insurance Company..................                     1                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           162,408,536            15,947,374            16,546,728            96,014,167
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   203                   122                   149                   108
   Due to Brighthouse Life
     Insurance Company..................                    --                     1                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   203                   123                   150                   108
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        162,408,333  $         15,947,251  $         16,546,578  $         96,014,059
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        161,244,631  $         15,936,106  $         16,537,913  $         95,851,852
   Net assets from contracts in payout..             1,163,702                11,145                 8,665               162,207
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        162,408,333  $         15,947,251  $         16,546,578  $         96,014,059
                                          ====================  ====================  ====================  ====================

                                                                  BHFTII BLACKROCK
                                            BHFTII BLACKROCK         ULTRA-SHORT       BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                          CAPITAL APPRECIATION        TERM BOND        ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         11,556,025  $         54,680,163  $         17,869,557  $      1,025,469,757
   Due from Brighthouse Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            11,556,025            54,680,163            17,869,557         1,025,469,757
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    84                   160                    61                    80
   Due to Brighthouse Life
     Insurance Company..................                    --                     1                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    84                   161                    62                    80
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         11,555,941  $         54,680,002  $         17,869,495  $      1,025,469,677
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         11,549,621  $         54,052,404  $         17,869,495  $      1,024,313,441
   Net assets from contracts in payout..                 6,320               627,598                    --             1,156,236
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         11,555,941  $         54,680,002  $         17,869,495  $      1,025,469,677
                                          ====================  ====================  ====================  ====================


                                           BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                           ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $      2,422,932,193  $      1,624,574,626
   Due from Brighthouse Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................         2,422,932,193         1,624,574,626
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    72                    71
   Due to Brighthouse Life
     Insurance Company..................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                    72                    72
                                          --------------------  --------------------

NET ASSETS..............................  $      2,422,932,121  $      1,624,574,554
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      2,421,442,763  $      1,623,667,632
   Net assets from contracts in payout..             1,489,358               906,922
                                          --------------------  --------------------
        Total Net Assets................  $      2,422,932,121  $      1,624,574,554
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                BHFTII BRIGHTHOUSE/   BHFTII BRIGHTHOUSE/
                                           BHFTII BRIGHTHOUSE/      DIMENSIONAL           WELLINGTON
                                                 ARTISAN           INTERNATIONAL          CORE EQUITY        BHFTII FRONTIER
                                              MID CAP VALUE        SMALL COMPANY         OPPORTUNITIES       MID CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         34,392,357  $         4,826,149  $        265,877,017  $         8,127,035
   Due from Brighthouse Life
     Insurance Company..................                     2                   --                    --                    1
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................            34,392,359            4,826,149           265,877,017            8,127,036
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   126                  137                   307                  126
   Due to Brighthouse Life
     Insurance Company..................                    --                    1                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   126                  138                   307                  126
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         34,392,233  $         4,826,011  $        265,876,710  $         8,126,910
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         34,331,841  $         4,826,011  $        264,670,010  $         8,113,324
   Net assets from contracts in payout..                60,392                   --             1,206,700               13,586
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $         34,392,233  $         4,826,011  $        265,876,710  $         8,126,910
                                          ====================  ===================  ====================  ===================


                                                                      BHFTII
                                                BHFTII             LOOMIS SAYLES        BHFTII METLIFE        BHFTII METLIFE
                                            JENNISON GROWTH      SMALL CAP GROWTH    AGGREGATE BOND INDEX   MID CAP STOCK INDEX
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $       132,796,086  $         15,637,032   $         6,496,907  $          7,765,858
   Due from Brighthouse Life
     Insurance Company..................                    1                     1                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
       Total Assets.....................          132,796,087            15,637,033             6,496,907             7,765,858
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  135                   103                    68                    82
   Due to Brighthouse Life
     Insurance Company..................                   --                    --                     1                    --
                                          -------------------  --------------------  --------------------  --------------------
       Total Liabilities................                  135                   103                    69                    82
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $       132,795,952  $         15,636,930   $         6,496,838  $          7,765,776
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       132,424,362  $         15,605,811   $         6,496,838  $          7,765,776
   Net assets from contracts in payout..              371,590                31,119                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
       Total Net Assets.................  $       132,795,952  $         15,636,930   $         6,496,838  $          7,765,776
                                          ===================  ====================  ====================  ====================



                                            BHFTII METLIFE        BHFTII METLIFE
                                            MSCI EAFE INDEX     RUSSELL 2000 INDEX
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $         3,144,004  $         6,488,740
   Due from Brighthouse Life
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................            3,144,004            6,488,740
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   77                   92
   Due to Brighthouse Life
     Insurance Company..................                    1                   --
                                          -------------------  -------------------
       Total Liabilities................                   78                   92
                                          -------------------  -------------------

NET ASSETS..............................  $         3,143,926  $         6,488,648
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         3,143,926  $         6,488,648
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $         3,143,926  $         6,488,648
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                                                                                 BHFTII
                                             BHFTII METLIFE         BHFTII MFS                              NEUBERGER BERMAN
                                               STOCK INDEX         TOTAL RETURN        BHFTII MFS VALUE          GENESIS
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         54,193,938  $        89,218,397  $        187,397,206  $        43,407,925
   Due from Brighthouse Life
     Insurance Company..................                    --                    1                     1                    1
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................            54,193,938           89,218,398           187,397,207           43,407,926
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    61                  108                   148                  192
   Due to Brighthouse Life
     Insurance Company..................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    61                  108                   148                  192
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         54,193,877  $        89,218,290  $        187,397,059  $        43,407,734
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         54,193,877  $        88,529,563  $        187,179,911  $        43,242,501
   Net assets from contracts in payout..                    --              688,727               217,148              165,233
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $         54,193,877  $        89,218,290  $        187,397,059  $        43,407,734
                                          ====================  ===================  ====================  ===================

                                                                                                             BHFTII WESTERN
                                                 BHFTII               BHFTII               BHFTII           ASSET MANAGEMENT
                                              T. ROWE PRICE        T. ROWE PRICE        VANECK GLOBAL        STRATEGIC BOND
                                            LARGE CAP GROWTH     SMALL CAP GROWTH     NATURAL RESOURCES       OPPORTUNITIES
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        69,683,085  $         15,938,500  $         4,194,309  $        188,961,949
   Due from Brighthouse Life
     Insurance Company..................                   --                    --                   --                    65
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................           69,683,085            15,938,500            4,194,309           188,962,014
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  144                   106                   40                   359
   Due to Brighthouse Life
     Insurance Company..................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                  144                   106                   40                   359
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        69,682,941  $         15,938,394  $         4,194,269  $        188,961,655
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        69,416,796  $         15,927,024  $         4,194,269  $        187,682,313
   Net assets from contracts in payout..              266,145                11,370                   --             1,279,342
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $        69,682,941  $         15,938,394  $         4,194,269  $        188,961,655
                                          ===================  ====================  ===================  ====================


                                             BHFTII WESTERN         DEUTSCHE II
                                            ASSET MANAGEMENT       GOVERNMENT &
                                             U.S. GOVERNMENT     AGENCY SECURITIES
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $         3,716,165  $            313,295
   Due from Brighthouse Life
     Insurance Company..................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................            3,716,165               313,295
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   88                    43
   Due to Brighthouse Life
     Insurance Company..................                   --                    --
                                          -------------------  --------------------
       Total Liabilities................                   88                    43
                                          -------------------  --------------------

NET ASSETS..............................  $         3,716,077  $            313,252
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         3,694,892  $            313,252
   Net assets from contracts in payout..               21,185                    --
                                          -------------------  --------------------
       Total Net Assets.................  $         3,716,077  $            313,252
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                              FIDELITY VIP          FIDELITY VIP        FTVIPT TEMPLETON        INVESCO V.I.
                                              EQUITY-INCOME     GROWTH OPPORTUNITIES       FOREIGN VIP      INTERNATIONAL GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          5,799,338  $            154,750  $         21,326,847  $          5,482,539
   Due from Brighthouse Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             5,799,338               154,750            21,326,847             5,482,539
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    58                     1                    74                   120
   Due to Brighthouse Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    58                     1                    74                   120
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          5,799,280  $            154,749  $         21,326,773  $          5,482,419
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          5,795,561  $            154,749  $         21,264,520  $          5,456,146
   Net assets from contracts in payout..                 3,719                    --                62,253                26,273
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          5,799,280  $            154,749  $         21,326,773  $          5,482,419
                                          ====================  ====================  ====================  ====================

                                                PIMCO VIT             PIMCO VIT            PUTNAM VT             PUTNAM VT
                                               HIGH YIELD           LOW DURATION         EQUITY INCOME       MULTI-CAP GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $          5,032,252  $          7,755,477  $        20,736,017  $         2,244,935
   Due from Brighthouse Life
     Insurance Company..................                    --                    --                    1                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................             5,032,252             7,755,477           20,736,018            2,244,935
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    66                    41                  125                   53
   Due to Brighthouse Life
     Insurance Company..................                    --                    --                   --                    1
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    66                    41                  125                   54
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $          5,032,186  $          7,755,436  $        20,735,893  $         2,244,881
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          5,027,300  $          7,755,436  $        20,673,125  $         2,198,783
   Net assets from contracts in payout..                 4,886                    --               62,768               46,098
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $          5,032,186  $          7,755,436  $        20,735,893  $         2,244,881
                                          ====================  ====================  ===================  ===================

                                              RUSSELL GLOBAL      RUSSELL INTERNATIONAL
                                          REAL ESTATE SECURITIES    DEVELOPED MARKETS
                                                SUB-ACCOUNT            SUB-ACCOUNT
                                          ----------------------  ---------------------
ASSETS:
   Investments at fair value............    $           495,679    $         2,362,335
   Due from Brighthouse Life
     Insurance Company..................                      1                     --
                                          ----------------------  ---------------------
        Total Assets....................                495,680              2,362,335
                                          ----------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                      1                      6
   Due to Brighthouse Life
     Insurance Company..................                     --                      1
                                          ----------------------  ---------------------
        Total Liabilities...............                      1                      7
                                          ----------------------  ---------------------

NET ASSETS..............................    $           495,679    $         2,362,328
                                          ======================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...    $           495,180    $         2,361,666
   Net assets from contracts in payout..                    499                    662
                                          ----------------------  ---------------------
        Total Net Assets................    $           495,679    $         2,362,328
                                          ======================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2017


                                                                      RUSSELL              RUSSELL U.S.            RUSSELL U.S.
                                                                  STRATEGIC BOND         SMALL CAP EQUITY        STRATEGIC EQUITY
                                                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                                              ---------------------    ---------------------   ---------------------
ASSETS:
   Investments at fair value................................  $           4,220,292    $           1,171,629   $           6,494,101
   Due from Brighthouse Life
      Insurance Company.....................................                     --                       --                       1
                                                              ---------------------    ---------------------   ---------------------
        Total Assets........................................              4,220,292                1,171,629               6,494,102
                                                              ---------------------    ---------------------   ---------------------
LIABILITIES:
   Accrued fees.............................................                     11                       16                      11
   Due to Brighthouse Life
      Insurance Company.....................................                     --                       --                      --
                                                              ---------------------    ---------------------   ---------------------
        Total Liabilities...................................                     11                       16                      11
                                                              ---------------------    ---------------------   ---------------------

NET ASSETS..................................................  $           4,220,281    $           1,171,613   $           6,494,091
                                                              =====================    =====================   =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.......................  $           4,218,247    $           1,171,364   $           6,473,210
   Net assets from contracts in payout......................                  2,034                      249                  20,881
                                                              ---------------------    ---------------------   ---------------------
        Total Net Assets....................................  $           4,220,281    $           1,171,613   $           6,494,091
                                                              =====================    =====================   =====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                    AMERICAN FUNDS
                                                AMERICAN FUNDS       GLOBAL SMALL        AMERICAN FUNDS        BHFTI AB GLOBAL
                                                 GLOBAL GROWTH      CAPITALIZATION           GROWTH          DYNAMIC ALLOCATION
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           708,973  $           114,716  $           680,144  $           436,262
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              698,729              171,012              886,126              217,740
      Administrative charges...............              279,549               66,941              345,851               73,908
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              978,278              237,953            1,231,977              291,648
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....            (269,305)            (123,237)            (551,833)              144,614
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,357,199                   --           13,189,392                   --
      Realized gains (losses) on sale of
        investments........................            5,005,968              649,952            6,454,724              395,771
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            8,363,167              649,952           19,644,116              395,771
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           21,436,704            5,405,379           14,085,169            2,961,660
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           29,799,871            6,055,331           33,729,285            3,357,431
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        29,530,566  $         5,932,094  $        33,177,452  $         3,502,045
                                             ===================  ===================  ===================  ===================

                                                 BHFTI ALLIANZ
                                               GLOBAL INVESTORS      BHFTI AMERICAN       BHFTI AMERICAN
                                                    DYNAMIC          FUNDS BALANCED        FUNDS GROWTH         BHFTI AMERICAN
                                               MULTI-ASSET PLUS        ALLOCATION           ALLOCATION           FUNDS GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             6,033  $          3,443,521  $         3,321,882  $           134,004
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                4,852             3,137,445            3,551,371              446,012
      Administrative charges...............                  979               582,121              664,089               82,970
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................                5,831             3,719,566            4,215,460              528,982
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                  202             (276,045)            (893,578)            (394,978)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            11,566,699           17,008,034            3,525,801
      Realized gains (losses) on sale of
        investments........................                7,412             3,417,587            3,196,278              782,164
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....                7,412            14,984,286           20,204,312            4,307,965
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               43,680            17,899,869           27,777,906            3,697,597
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               51,092            32,884,155           47,982,218            8,005,562
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            51,294  $         32,608,110  $        47,088,640  $         7,610,584
                                             ===================  ====================  ===================  ===================


                                                BHFTI AMERICAN
                                                FUNDS MODERATE       BHFTI AQR GLOBAL
                                                  ALLOCATION           RISK BALANCED
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,952,386  $           166,485
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,466,297              110,595
      Administrative charges...............               276,307               23,998
                                             --------------------  -------------------
        Total expenses.....................             1,742,604              134,593
                                             --------------------  -------------------
           Net investment income (loss)....               209,782               31,892
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             4,784,419              466,365
      Realized gains (losses) on sale of
        investments........................             1,283,914            (318,492)
                                             --------------------  -------------------
           Net realized gains (losses).....             6,068,333              147,873
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             5,473,820              582,297
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            11,542,153              730,170
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         11,751,935  $           762,062
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                 BHFTI BLACKROCK
                                                 GLOBAL TACTICAL       BHFTI BLACKROCK      BHFTI BRIGHTHOUSE    BHFTI BRIGHTHOUSE
                                                   STRATEGIES            HIGH YIELD       ASSET ALLOCATION 100     BALANCED PLUS
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            394,131  $            811,527  $          1,977,491  $         1,994,788
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               495,882               169,503             2,055,033              953,386
      Administrative charges................               145,644                36,822               399,512              323,143
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................               641,526               206,325             2,454,545            1,276,529
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....             (247,395)               605,202             (477,054)              718,259
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               709,435                    --             8,792,994            6,346,056
      Realized gains (losses) on sale of
        investments.........................                57,418              (93,324)             5,176,510              992,096
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......               766,853              (93,324)            13,969,504            7,338,152
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             6,136,998               388,241            17,105,387           12,465,083
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             6,903,851               294,917            31,074,891           19,803,235
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          6,656,456  $            900,119  $         30,597,837  $        20,521,494
                                              ====================  ====================  ====================  ===================

                                                                                                                 BHFTI BRIGHTHOUSE/
                                                                     BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/         FRANKLIN
                                                BHFTI BRIGHTHOUSE     ABERDEEN EMERGING        EATON VANCE          LOW DURATION
                                                 SMALL CAP VALUE       MARKETS EQUITY         FLOATING RATE         TOTAL RETURN
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            415,124  $            472,119  $            127,783  $           439,762
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               649,154               461,974                50,884              263,956
      Administrative charges................               112,903               104,189                 8,522               77,215
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................               762,057               566,163                59,406              341,171
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....             (346,933)              (94,044)                68,377               98,591
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             1,632,388                    --                    --                   --
      Realized gains (losses) on sale of
        investments.........................               689,989               117,182               (1,361)             (73,988)
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......             2,322,377               117,182               (1,361)             (73,988)
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             2,361,649             9,966,295               (2,516)               41,159
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             4,684,026            10,083,477               (3,877)             (32,829)
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          4,337,093  $          9,989,433  $             64,500  $            65,762
                                              ====================  ====================  ====================  ===================

                                                                    BHFTI BRIGHTHOUSE/
                                               BHFTI BRIGHTHOUSE/       WELLINGTON
                                                    TEMPLETON            LARGE CAP
                                               INTERNATIONAL BOND        RESEARCH
                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                              -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                --  $             73,438
                                              -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               31,764                52,666
      Administrative charges................               11,814                21,096
                                              -------------------  --------------------
        Total expenses......................               43,578                73,762
                                              -------------------  --------------------
           Net investment income (loss).....             (43,578)                 (324)
                                              -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                1,868               313,932
      Realized gains (losses) on sale of
        investments.........................             (52,932)               361,641
                                              -------------------  --------------------
           Net realized gains (losses)......             (51,064)               675,573
                                              -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               57,110               909,251
                                              -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                6,046             1,584,824
                                              -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (37,532)  $          1,584,500
                                              ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                            BHFTI HARRIS         BHFTI INVESCO
                                                 BHFTI CLARION      BHFTI CLEARBRIDGE          OAKMARK           BALANCED-RISK
                                              GLOBAL REAL ESTATE    AGGRESSIVE GROWTH       INTERNATIONAL         ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,089,940  $           640,618  $          1,042,391  $           626,498
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               391,478            1,131,592               959,598              184,945
      Administrative charges...............                75,321              208,408               160,369               41,302
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               466,799            1,340,000             1,119,967              226,247
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               623,141            (699,382)              (77,576)              400,251
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --                    --              868,445
      Realized gains (losses) on sale of
        investments........................              (15,902)            5,702,026               507,785             (56,365)
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....              (15,902)            5,702,026               507,785              812,080
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             2,126,931            8,358,003            15,317,379              120,958
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             2,111,029           14,060,029            15,825,164              933,038
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,734,170  $        13,360,647  $         15,747,588  $         1,333,289
                                             ====================  ===================  ====================  ===================

                                                                                                                     BHFTI
                                                BHFTI INVESCO         BHFTI INVESCO       BHFTI JPMORGAN        JPMORGAN GLOBAL
                                                  COMSTOCK          SMALL CAP GROWTH         CORE BOND         ACTIVE ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,549,876  $                 --  $           339,638  $            402,527
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              912,156               670,541              188,702               145,137
      Administrative charges...............              278,800               119,549               35,209                39,086
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            1,190,956               790,090              223,911               184,223
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....            1,358,920             (790,090)              115,727               218,304
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,355,489             5,235,145                   --                    --
      Realized gains (losses) on sale of
        investments........................            4,518,156             (285,032)             (16,026)                93,590
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            7,873,645             4,950,113             (16,026)                93,590
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            8,487,914             6,163,663              130,357             1,916,372
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           16,361,559            11,113,776              114,331             2,009,962
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        17,720,479  $         10,323,686  $           230,058  $          2,228,266
                                             ===================  ====================  ===================  ====================


                                               BHFTI JPMORGAN      BHFTI LOOMIS SAYLES
                                               SMALL CAP VALUE       GLOBAL MARKETS
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           109,170  $           162,095
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               60,028              166,205
      Administrative charges...............               23,280               29,815
                                             -------------------  --------------------
        Total expenses.....................               83,308              196,020
                                             -------------------  --------------------
           Net investment income (loss)....               25,862             (33,925)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              467,248               50,743
      Realized gains (losses) on sale of
        investments........................              198,723              417,109
                                             -------------------  --------------------
           Net realized gains (losses).....              665,971              467,852
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (452,924)            1,839,981
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              213,047            2,307,833
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           238,909  $         2,273,908
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                 BHFTI METLIFE                                  BHFTI
                                                  MULTI-INDEX      BHFTI MFS RESEARCH      MORGAN STANLEY      BHFTI OPPENHEIMER
                                                 TARGETED RISK        INTERNATIONAL        MID CAP GROWTH        GLOBAL EQUITY
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            171,906  $         1,898,719  $            91,834  $            407,912
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               120,382            1,167,218              455,561               325,059
      Administrative charges...............                25,003              245,492              134,100               110,846
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................               145,385            1,412,710              589,661               435,905
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                26,521              486,009            (497,827)              (27,993)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               313,050                   --                   --                    --
      Realized gains (losses) on sale of
        investments........................                22,513              430,817            4,218,237             2,166,337
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....               335,563              430,817            4,218,237             2,166,337
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               876,429           23,934,115           14,057,104            11,538,056
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             1,211,992           24,364,932           18,275,341            13,704,393
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          1,238,513  $        24,850,941  $        17,777,514  $         13,676,400
                                             ====================  ===================  ===================  ====================

                                                    BHFTI                 BHFTI
                                               PANAGORA GLOBAL       PIMCO INFLATION       BHFTI PIMCO          BHFTI PYRAMIS
                                              DIVERSIFIED RISK       PROTECTED BOND       TOTAL RETURN        GOVERNMENT INCOME
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         1,276,677  $         6,808,390  $           121,680
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               13,230              817,470            3,553,618               43,645
      Administrative charges...............                2,893              203,769              941,657               13,961
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               16,123            1,021,239            4,495,275               57,606
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....             (16,123)              255,438            2,313,115               64,074
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --            1,925,356                   --
      Realized gains (losses) on sale of
        investments........................                1,943            (593,112)            (500,962)             (22,441)
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....                1,943            (593,112)            1,424,394             (22,441)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              136,169            2,098,929            8,867,030               42,614
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              138,112            1,505,817           10,291,424               20,173
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           121,989  $         1,761,255  $        12,604,539  $            84,247
                                             ===================  ===================  ===================  ===================


                                                BHFTI SCHRODERS       BHFTI SCHRODERS
                                             GLOBAL MULTI-ASSET II  GLOBAL MULTI-ASSET
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             ---------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             56,338   $            61,403
                                             ---------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                65,990                84,185
      Administrative charges...............                15,088                19,120
                                             ---------------------  -------------------
        Total expenses.....................                81,078               103,305
                                             ---------------------  -------------------
           Net investment income (loss)....              (24,740)              (41,902)
                                             ---------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   454               147,242
      Realized gains (losses) on sale of
        investments........................               268,491               126,607
                                             ---------------------  -------------------
           Net realized gains (losses).....               268,945               273,849
                                             ---------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               626,738               690,924
                                             ---------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               895,683               964,773
                                             ---------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            870,943   $           922,871
                                             =====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                     BHFTI
                                                  SSGA GROWTH             BHFTI         BHFTI T. ROWE PRICE  BHFTI T. ROWE PRICE
                                                AND INCOME ETF       SSGA GROWTH ETF      LARGE CAP VALUE      MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,393,319  $          1,006,205  $        11,392,943  $                --
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,279,530               572,460            6,073,347            1,037,429
      Administrative charges...............              348,403               118,495            1,171,932              191,787
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            1,627,933               690,955            7,245,279            1,229,216
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....            1,765,386               315,250            4,147,664          (1,229,216)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              425,643               507,096           45,867,135            6,780,933
      Realized gains (losses) on sale of
        investments........................            1,038,628               693,590           20,659,763            1,444,242
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......            1,464,271             1,200,686           66,526,898            8,225,175
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           15,739,116             6,320,749            8,071,594            8,822,947
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           17,203,387             7,521,435           74,598,492           17,048,122
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        18,968,773  $          7,836,685  $        78,746,156  $        15,818,906
                                             ===================  ====================  ===================  ===================

                                                BHFTI VICTORY          BHFTI WELLS            BHFTII
                                                  SYCAMORE         CAPITAL MANAGEMENT     BAILLIE GIFFORD      BHFTII BLACKROCK
                                                MID CAP VALUE         MID CAP VALUE     INTERNATIONAL STOCK       BOND INCOME
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,530,106  $            168,553  $           160,722  $         2,786,681
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,564,498               234,015              207,602              683,575
      Administrative charges...............              381,894                39,613               39,864              230,394
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            1,946,392               273,628              247,466              913,969
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....            (416,286)             (105,075)             (86,744)            1,872,712
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --                   --                   --
      Realized gains (losses) on sale of
        investments........................            1,186,016             (181,566)              622,362             (30,319)
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......            1,186,016             (181,566)              622,362             (30,319)
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           11,962,264             1,643,710            3,994,922              839,263
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           13,148,280             1,462,144            4,617,284              808,944
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        12,731,994  $          1,357,069  $         4,530,540  $         2,681,656
                                             ===================  ====================  ===================  ===================

                                                                     BHFTII BLACKROCK
                                               BHFTII BLACKROCK         ULTRA-SHORT
                                             CAPITAL APPRECIATION        TERM BOND
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            11,239   $             55,666
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              106,968                790,694
      Administrative charges...............               23,983                145,993
                                             --------------------  --------------------
        Total expenses.....................              130,951                936,687
                                             --------------------  --------------------
          Net investment income (loss).....            (119,712)              (881,021)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              248,082                  1,212
      Realized gains (losses) on sale of
        investments........................              612,884                 59,698
                                             --------------------  --------------------
          Net realized gains (losses)......              860,966                 60,910
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            2,255,342                272,314
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,116,308                333,224
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,996,596   $          (547,797)
                                             ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017




                                               BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                               ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            357,941  $         20,484,781  $         41,150,549  $         24,574,243
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               197,146            10,646,200            22,580,336            18,783,162
      Administrative charges................                42,440             2,590,982             5,954,412             3,966,552
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               239,586            13,237,182            28,534,748            22,749,714
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               118,355             7,247,599            12,615,801             1,824,529
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               277,523            32,089,893            94,493,852            87,033,777
      Realized gains (losses) on sale of
        investments.........................             (107,195)           (5,351,727)          (10,437,892)           (4,215,499)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               170,328            26,738,166            84,055,960            82,818,278
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               574,004            58,243,496           203,071,143           171,327,660
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               744,332            84,981,662           287,127,103           254,145,938
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            862,687  $         92,229,261  $        299,742,904  $        255,970,467
                                              ====================  ====================  ====================  ====================

                                                                     BHFTII BRIGHTHOUSE/   BHFTII BRIGHTHOUSE/
                                               BHFTII BRIGHTHOUSE/       DIMENSIONAL           WELLINGTON
                                                     ARTISAN            INTERNATIONAL          CORE EQUITY         BHFTII FRONTIER
                                                  MID CAP VALUE         SMALL COMPANY         OPPORTUNITIES        MID CAP GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            168,072  $             89,643  $          3,784,540  $                 --
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               495,723                53,325             2,876,031               117,728
      Administrative charges................                85,050                11,165               627,003                20,327
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               580,773                64,490             3,503,034               138,055
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             (412,701)                25,153               281,506             (138,055)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --               206,489             9,661,541               207,317
      Realized gains (losses) on sale of
        investments.........................               366,961                12,619             1,824,992               139,651
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               366,961               219,108            11,486,533               346,968
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             3,520,776               896,075            29,968,568             1,468,106
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             3,887,737             1,115,183            41,455,101             1,815,074
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          3,475,036  $          1,140,336  $         41,736,607  $          1,677,019
                                              ====================  ====================  ====================  ====================


                                                                           BHFTII
                                                     BHFTII             LOOMIS SAYLES
                                                 JENNISON GROWTH      SMALL CAP GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            128,828  $                 --
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,623,530               133,613
      Administrative charges................               305,278                37,650
                                              --------------------  --------------------
        Total expenses......................             1,928,808               171,263
                                              --------------------  --------------------
           Net investment income (loss).....           (1,799,980)             (171,263)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             9,049,799               739,609
      Realized gains (losses) on sale of
        investments.........................             4,086,286               471,318
                                              --------------------  --------------------
           Net realized gains (losses)......            13,136,085             1,210,927
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            26,306,380             2,368,383
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            39,442,465             3,579,310
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         37,642,485  $          3,408,047
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                BHFTII METLIFE        BHFTII METLIFE       BHFTII METLIFE       BHFTII METLIFE
                                             AGGREGATE BOND INDEX   MID CAP STOCK INDEX    MSCI EAFE INDEX    RUSSELL 2000 INDEX
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           173,360   $            86,607   $            69,196  $            83,823
                                             --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               65,628               106,005                38,789               97,046
      Administrative charges...............               15,771                17,971                 7,157               17,736
                                             --------------------  --------------------  -------------------  -------------------
        Total expenses.....................               81,399               123,976                45,946              114,782
                                             --------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....               91,961              (37,369)                23,250             (30,959)
                                             --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               474,442                    --              344,697
      Realized gains (losses) on sale of
        investments........................             (16,283)                86,013                29,686              246,244
                                             --------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......             (16,283)               560,455                29,686              590,941
                                             --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               25,896               410,434               523,768              283,982
                                             --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                9,613               970,889               553,454              874,923
                                             --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           101,574   $           933,520   $           576,704  $           843,964
                                             ====================  ====================  ===================  ===================

                                                                                                                   BHFTII
                                               BHFTII METLIFE         BHFTII MFS                              NEUBERGER BERMAN
                                                 STOCK INDEX         TOTAL RETURN        BHFTII MFS VALUE          GENESIS
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           821,697  $         2,064,645  $         3,339,184  $            101,156
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              722,913              640,806            1,299,451               490,540
      Administrative charges...............              129,165              216,910              453,991                94,462
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................              852,078              857,716            1,753,442               585,002
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....             (30,381)            1,206,929            1,585,742             (483,846)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,504,012            4,662,085           11,115,671             3,481,430
      Realized gains (losses) on sale of
        investments........................            1,751,867            2,106,334            2,009,446             2,012,207
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......            3,255,879            6,768,419           13,125,117             5,493,637
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            5,948,485            1,387,030           13,154,293               575,123
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            9,204,364            8,155,449           26,279,410             6,068,760
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         9,173,983  $         9,362,378  $        27,865,152  $          5,584,914
                                             ===================  ===================  ===================  ====================

                                                   BHFTII                BHFTII
                                                T. ROWE PRICE         T. ROWE PRICE
                                              LARGE CAP GROWTH      SMALL CAP GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            75,899  $            20,428
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              841,525              178,154
      Administrative charges...............              156,566               32,435
                                             -------------------  -------------------
        Total expenses.....................              998,091              210,589
                                             -------------------  -------------------
          Net investment income (loss).....            (922,192)            (190,161)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,998,539              887,013
      Realized gains (losses) on sale of
        investments........................            2,275,249              478,838
                                             -------------------  -------------------
          Net realized gains (losses)......            6,273,788            1,365,851
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           12,534,073            1,607,247
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           18,807,861            2,973,098
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        17,885,669  $         2,782,937
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                       BHFTII WESTERN
                                                     BHFTII           ASSET MANAGEMENT       BHFTII WESTERN          DEUTSCHE II
                                                  VANECK GLOBAL        STRATEGIC BOND       ASSET MANAGEMENT        GOVERNMENT &
                                                NATURAL RESOURCES       OPPORTUNITIES        U.S. GOVERNMENT      AGENCY SECURITIES
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $          7,335,257  $            101,427  $             7,922
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                28,075             2,071,549                60,342                3,803
      Administrative charges................                 9,726               456,339                10,564                  639
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................                37,801             2,527,888                70,906                4,442
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....              (37,801)             4,807,369                30,521                3,480
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --                    --                   --
      Realized gains (losses) on sale of
        investments.........................             (122,704)             1,485,460              (53,755)                (730)
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......             (122,704)             1,485,460              (53,755)                (730)
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................               127,993             6,281,519                25,121              (1,977)
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                 5,289             7,766,979              (28,634)              (2,707)
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (32,512)  $         12,574,348  $              1,887  $               773
                                              ====================  ====================  ====================  ===================



                                                  FIDELITY VIP          FIDELITY VIP        FTVIPT TEMPLETON        INVESCO V.I.
                                                  EQUITY-INCOME     GROWTH OPPORTUNITIES       FOREIGN VIP      INTERNATIONAL GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             85,525  $                428  $            554,267  $            69,289
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                73,988                 1,734               257,155               66,244
      Administrative charges................                13,853                   207                48,075               12,279
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                87,841                 1,941               305,230               78,523
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               (2,316)               (1,513)               249,037              (9,234)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               124,637                17,616                    --                   --
      Realized gains (losses) on sale of
        investments.........................                64,094                 1,675               102,104              197,913
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               188,731                19,291               102,104              197,913
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               426,095                20,663             2,613,275              828,599
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               614,826                39,954             2,715,379            1,026,512
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            612,510  $             38,441  $          2,964,416  $         1,017,278
                                              ====================  ====================  ====================  ====================



                                                    PIMCO VIT            PIMCO VIT
                                                   HIGH YIELD          LOW DURATION
                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                              -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $           256,909  $            106,786
                                              -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               63,893               106,190
      Administrative charges................               13,092                19,519
                                              -------------------  --------------------
        Total expenses......................               76,985               125,709
                                              -------------------  --------------------
           Net investment income (loss).....              179,924              (18,923)
                                              -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --                    --
      Realized gains (losses) on sale of
        investments.........................               33,181               (9,219)
                                              -------------------  --------------------
           Net realized gains (losses)......               33,181               (9,219)
                                              -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               51,368                 9,494
                                              -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               84,549                   275
                                              -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           264,473  $           (18,648)
                                              ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                     PUTNAM VT             PUTNAM VT            RUSSELL GLOBAL
                                                   EQUITY INCOME       MULTI-CAP GROWTH     REAL ESTATE SECURITIES
                                                    SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
                                               --------------------  ---------------------  ----------------------
INVESTMENT INCOME:
      Dividends..............................  $            359,553  $              17,247   $             18,148
                                               --------------------  ---------------------  ----------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               164,006                 26,234                  6,571
      Administrative charges.................                49,885                  3,537                    786
                                               --------------------  ---------------------  ----------------------
         Total expenses......................               213,891                 29,771                  7,357
                                               --------------------  ---------------------  ----------------------
           Net investment income (loss)......               145,662               (12,524)                 10,791
                                               --------------------  ---------------------  ----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               636,850                147,863                  9,087
      Realized gains (losses) on sale of
         investments.........................             1,515,515                 89,576                  (994)
                                               --------------------  ---------------------  ----------------------
           Net realized gains (losses).......             2,152,365                237,439                  8,093
                                               --------------------  ---------------------  ----------------------
      Change in unrealized gains (losses)
         on investments......................             1,020,271                286,050                 32,143
                                               --------------------  ---------------------  ----------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             3,172,636                523,489                 40,236
                                               --------------------  ---------------------  ----------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          3,318,298  $             510,965   $             51,027
                                               ====================  =====================  ======================

                                               RUSSELL INTERNATIONAL         RUSSELL            RUSSELL U.S.
                                                 DEVELOPED MARKETS       STRATEGIC BOND       SMALL CAP EQUITY
                                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             60,612   $             61,546  $              2,107
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                30,576                 57,322                14,730
      Administrative charges.................                 3,667                  6,876                 1,765
                                               ---------------------  --------------------  --------------------
         Total expenses......................                34,243                 64,198                16,495
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......                26,369                (2,652)              (14,388)
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                78,008                     --                74,813
      Realized gains (losses) on sale of
         investments.........................                84,637               (10,689)                50,924
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......               162,645               (10,689)               125,737
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               326,580                127,215                41,081
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               489,225                116,526               166,818
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            515,594   $            113,874  $            152,430
                                               =====================  ====================  ====================

                                                   RUSSELL U.S.
                                                 STRATEGIC EQUITY
                                                    SUB-ACCOUNT
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $             69,774
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                83,484
      Administrative charges.................                10,014
                                               --------------------
         Total expenses......................                93,498
                                               --------------------
           Net investment income (loss)......              (23,724)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               626,451
      Realized gains (losses) on sale of
         investments.........................               292,554
                                               --------------------
           Net realized gains (losses).......               919,005
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................               279,985
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             1,198,990
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          1,175,266
                                               ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                   AMERICAN FUNDS
                                        AMERICAN FUNDS GLOBAL GROWTH         GLOBAL SMALL CAPITALIZATION
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2017              2016              2017               2016
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (269,305)  $         39,245  $      (123,237)  $       (162,815)
   Net realized gains (losses).....         8,363,167        10,363,303           649,952          5,048,823
   Change in unrealized gains
     (losses) on investments.......        21,436,704      (10,480,736)         5,405,379        (4,514,055)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        29,530,566          (78,188)         5,932,094            371,953
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           381,096           740,122            66,210            148,933
   Net transfers (including fixed
     account)......................       (9,370,406)         2,021,917         (930,289)            523,742
   Contract charges................       (1,044,029)       (1,015,494)         (250,427)          (249,772)
   Transfers for contract benefits
     and terminations..............       (8,980,112)       (6,958,776)       (2,095,535)        (1,792,647)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (19,013,451)       (5,212,231)       (3,210,041)        (1,369,744)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        10,517,115       (5,290,419)         2,722,053          (997,791)
NET ASSETS:
   Beginning of year...............       103,643,942       108,934,361        25,322,977         26,320,768
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $    114,161,057  $    103,643,942  $     28,045,030  $      25,322,977
                                     ================  ================  ================  =================

                                                                                    BHFTI AB GLOBAL
                                            AMERICAN FUNDS GROWTH                 DYNAMIC ALLOCATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2017               2016              2017               2016
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (551,833)  $       (159,588)  $        144,614  $         188,958
   Net realized gains (losses).....        19,644,116         14,962,346           395,771            511,287
   Change in unrealized gains
     (losses) on investments.......        14,085,169        (3,973,594)         2,961,660            117,940
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        33,177,452         10,829,164         3,502,045            818,185
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           557,148            716,960            33,816             63,040
   Net transfers (including fixed
     account)......................       (9,126,412)        (2,505,246)         (150,579)            386,590
   Contract charges................       (1,209,007)        (1,203,079)         (312,393)          (329,075)
   Transfers for contract benefits
     and terminations..............      (11,237,255)        (9,269,896)       (2,793,499)        (2,349,841)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (21,015,526)       (12,261,261)       (3,222,655)        (2,229,286)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        12,161,926        (1,432,097)           279,390        (1,411,101)
NET ASSETS:
   Beginning of year...............       130,932,854        132,364,951        29,737,529         31,148,630
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    143,094,780  $     130,932,854  $     30,016,919  $      29,737,529
                                     ================  =================  ================  =================

                                       BHFTI ALLIANZ GLOBAL INVESTORS            BHFTI AMERICAN FUNDS
                                          DYNAMIC MULTI-ASSET PLUS                BALANCED ALLOCATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2017               2016              2017              2016
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            202  $         (4,701)  $      (276,045)  $          38,327
   Net realized gains (losses).....             7,412            (1,302)        14,984,286         20,464,701
   Change in unrealized gains
     (losses) on investments.......            43,680              6,342        17,899,869        (7,282,223)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            51,294                339        32,608,110         13,220,805
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             3,000                 --           176,370            547,880
   Net transfers (including fixed
     account)......................            10,801             69,156         9,274,247          4,835,124
   Contract charges................           (6,676)            (6,004)       (2,569,037)        (2,599,735)
   Transfers for contract benefits
     and terminations..............          (21,059)           (17,575)      (23,771,498)       (14,281,202)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (13,934)             45,577      (16,889,918)       (11,497,933)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            37,360             45,916        15,718,192          1,722,872
NET ASSETS:
   Beginning of year...............           376,122            330,206       224,761,044        223,038,172
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $        413,482  $         376,122  $    240,479,236  $     224,761,044
                                     ================  =================  ================  =================

                                            BHFTI AMERICAN FUNDS
                                              GROWTH ALLOCATION
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2017               2016
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (893,578)  $       (696,037)
   Net realized gains (losses).....        20,204,312         25,496,214
   Change in unrealized gains
     (losses) on investments.......        27,777,906        (8,246,439)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        47,088,640         16,553,738
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           388,916            559,990
   Net transfers (including fixed
     account)......................         6,415,962          1,242,593
   Contract charges................       (3,104,758)        (2,993,199)
   Transfers for contract benefits
     and terminations..............      (21,146,519)       (12,769,467)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (17,446,399)       (13,960,083)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............        29,642,241          2,593,655
NET ASSETS:
   Beginning of year...............       248,344,539        245,750,884
                                     ----------------  -----------------
   End of year.....................  $    277,986,780  $     248,344,539
                                     ================  =================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                              BHFTI AMERICAN                   BHFTI AMERICAN FUNDS
                                               FUNDS GROWTH                     MODERATE ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2017              2016               2017              2016
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (394,978)  $      (379,100)  $         209,782  $        354,214
   Net realized gains (losses)....         4,307,965         7,884,981          6,068,333         7,738,408
   Change in unrealized gains
     (losses) on investments......         3,697,597       (5,507,746)          5,473,820       (2,496,371)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         7,610,584         1,998,135         11,751,935         5,596,251
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            30,773            27,634             44,222            62,507
   Net transfers (including fixed
     account).....................         (223,443)         (327,181)          3,454,608         3,812,393
   Contract charges...............         (332,781)         (316,312)        (1,262,606)       (1,240,244)
   Transfers for contract benefits
     and terminations.............       (3,419,671)       (1,816,227)       (10,001,542)       (7,928,571)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (3,945,122)       (2,432,086)        (7,765,318)       (5,293,915)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         3,665,462         (433,951)          3,986,617           302,336
NET ASSETS:
   Beginning of year..............        30,849,664        31,283,615        107,998,955       107,696,619
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $     34,515,126  $     30,849,664  $     111,985,572  $    107,998,955
                                    ================  ================  =================  ================

                                                 BHFTI AQR                    BHFTI BLACKROCK GLOBAL
                                           GLOBAL RISK BALANCED                 TACTICAL STRATEGIES
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017              2016               2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         31,892  $       (141,198)  $      (247,395)  $        209,035
   Net realized gains (losses)....           147,873          (409,508)           766,853         4,528,467
   Change in unrealized gains
     (losses) on investments......           582,297          1,275,220         6,136,998       (2,846,874)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           762,062            724,514         6,656,456         1,890,628
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            21,694              2,399            10,405            46,278
   Net transfers (including fixed
     account).....................         (648,277)          (245,220)           978,746         (578,257)
   Contract charges...............         (107,798)          (112,902)         (613,701)         (631,706)
   Transfers for contract benefits
     and terminations.............         (661,145)          (553,873)       (5,286,117)       (3,147,381)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (1,395,526)          (909,596)       (4,910,667)       (4,311,066)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         (633,464)          (185,082)         1,745,789       (2,420,438)
NET ASSETS:
   Beginning of year..............         9,918,414         10,103,496        57,468,349        59,888,787
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $      9,284,950  $       9,918,414  $     59,214,138  $     57,468,349
                                    ================  =================  ================  ================

                                                   BHFTI                               BHFTI
                                           BLACKROCK HIGH YIELD          BRIGHTHOUSE ASSET ALLOCATION 100
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        605,202  $        719,614  $      (477,054)  $      1,137,269
   Net realized gains (losses)....          (93,324)         (334,969)        13,969,504        24,115,844
   Change in unrealized gains
     (losses) on investments......           388,241         1,244,950        17,105,387      (15,017,960)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           900,119         1,629,595        30,597,837        10,235,153
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            22,890            20,875           258,143           356,823
   Net transfers (including fixed
     account).....................           884,078          (81,939)       (4,941,282)       (9,829,160)
   Contract charges...............         (105,125)         (106,816)         (833,940)         (885,862)
   Transfers for contract benefits
     and terminations.............       (1,452,445)       (1,467,085)      (15,018,443)       (9,289,295)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (650,602)       (1,634,965)      (20,535,522)      (19,647,494)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............           249,517           (5,370)        10,062,315       (9,412,341)
NET ASSETS:
   Beginning of year..............        14,337,055        14,342,425       154,829,188       164,241,529
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     14,586,572  $     14,337,055  $    164,891,503  $    154,829,188
                                    ================  ================  ================  ================

                                                   BHFTI
                                         BRIGHTHOUSE BALANCED PLUS
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2017              2016
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         718,259  $      2,276,014
   Net realized gains (losses)....          7,338,152         1,320,459
   Change in unrealized gains
     (losses) on investments......         12,465,083         4,951,947
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         20,521,494         8,548,420
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             72,002           238,329
   Net transfers (including fixed
     account).....................            229,263         2,584,475
   Contract charges...............        (1,269,967)       (1,258,456)
   Transfers for contract benefits
     and terminations.............        (8,327,927)       (6,964,769)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (9,296,629)       (5,400,421)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............         11,224,865         3,147,999
NET ASSETS:
   Beginning of year..............        124,545,194       121,397,195
                                    -----------------  ----------------
   End of year....................  $     135,770,059  $    124,545,194
                                    =================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                    BHFTI                    BHFTI BRIGHTHOUSE/ABERDEEN
                                         BRIGHTHOUSE SMALL CAP VALUE           EMERGING MARKETS EQUITY
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2017              2016              2017              2016
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (346,933)  $      (258,259)  $       (94,044)  $      (131,640)
   Net realized gains (losses).....         2,322,377           623,495           117,182         (941,011)
   Change in unrealized gains
     (losses) on investments.......         2,361,649        10,915,965         9,966,295         5,152,242
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         4,337,093        11,281,201         9,989,433         4,079,591
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            43,030            91,471           179,590           206,910
   Net transfers (including fixed
     account)......................       (1,132,193)       (1,664,831)         (603,263)       (1,257,593)
   Contract charges................         (223,933)         (227,422)         (302,594)         (303,385)
   Transfers for contract benefits
     and terminations..............       (4,601,587)       (3,619,509)       (3,428,124)       (2,604,152)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (5,914,683)       (5,420,291)       (4,154,391)       (3,958,220)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (1,577,590)         5,860,910         5,835,042           121,371
NET ASSETS:
   Beginning of year...............        48,205,759        42,344,849        38,793,731        38,672,360
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $     46,628,169  $     48,205,759  $     44,628,773  $     38,793,731
                                     ================  ================  ================  ================

                                           BHFTI BRIGHTHOUSE/EATON            BHFTI BRIGHTHOUSE/FRANKLIN
                                             VANCE FLOATING RATE               LOW DURATION TOTAL RETURN
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2017               2016              2017               2016
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         68,377  $          72,859  $         98,591  $         559,796
   Net realized gains (losses).....           (1,361)           (42,877)          (73,988)          (180,455)
   Change in unrealized gains
     (losses) on investments.......           (2,516)            195,447            41,159            212,032
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            64,500            225,429            65,762            591,373
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             1,060             10,622            70,320             86,600
   Net transfers (including fixed
     account)......................           288,040            343,603         3,731,633          1,220,466
   Contract charges................          (19,608)           (21,865)         (259,521)          (265,020)
   Transfers for contract benefits
     and terminations..............         (464,124)          (581,266)       (2,929,896)        (3,074,156)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (194,632)          (248,906)           612,536        (2,032,110)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (130,132)           (23,477)           678,298        (1,440,737)
NET ASSETS:
   Beginning of year...............         3,446,358          3,469,835        30,300,971         31,741,708
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $      3,316,226  $       3,446,358  $     30,979,269  $      30,300,971
                                     ================  =================  ================  =================

                                         BHFTI BRIGHTHOUSE/TEMPLETON         BHFTI BRIGHTHOUSE/WELLINGTON
                                             INTERNATIONAL BOND                   LARGE CAP RESEARCH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2017               2016              2017               2016
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (43,578)  $        (42,941)  $          (324)  $         100,113
   Net realized gains (losses).....          (51,064)           (81,007)           675,573            760,051
   Change in unrealized gains
     (losses) on investments.......            57,110            124,031           909,251          (314,997)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (37,532)                 83         1,584,500            545,167
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            23,908             46,145            18,592             43,278
   Net transfers (including fixed
     account)......................           289,406            262,215           333,645             30,396
   Contract charges................          (51,746)           (53,548)          (66,738)           (65,519)
   Transfers for contract benefits
     and terminations..............         (276,238)          (277,525)         (689,425)          (347,562)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (14,670)           (22,713)         (403,926)          (339,407)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          (52,202)           (22,630)         1,180,574            205,760
NET ASSETS:
   Beginning of year...............         4,730,866          4,753,496         7,818,355          7,612,595
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $      4,678,664  $       4,730,866  $      8,998,929  $       7,818,355
                                     ================  =================  ================  =================

                                                    BHFTI
                                         CLARION GLOBAL REAL ESTATE
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2017               2016
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        623,141  $         194,904
   Net realized gains (losses).....          (15,902)             13,813
   Change in unrealized gains
     (losses) on investments.......         2,126,931          (311,259)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         2,734,170          (102,542)
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            86,317             91,547
   Net transfers (including fixed
     account)......................         1,093,689            221,773
   Contract charges................         (146,161)          (161,854)
   Transfers for contract benefits
     and terminations..............       (3,323,093)        (2,237,004)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (2,289,248)        (2,085,538)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............           444,922        (2,188,080)
NET ASSETS:
   Beginning of year...............        31,167,299         33,355,379
                                     ----------------  -----------------
   End of year.....................  $     31,612,221  $      31,167,299
                                     ================  =================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                  BHFTI                                BHFTI
                                      CLEARBRIDGE AGGRESSIVE GROWTH        HARRIS OAKMARK INTERNATIONAL
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (699,382)  $      (956,527)  $       (77,576)  $        226,318
   Net realized gains (losses)....         5,702,026         5,404,144           507,785         2,448,802
   Change in unrealized gains
     (losses) on investments......         8,358,003       (4,126,904)        15,317,379           776,807
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        13,360,647           320,713        15,747,588         3,451,927
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           271,032           224,627           102,051            98,869
   Net transfers (including fixed
     account).....................       (2,450,399)       (4,757,360)       (1,156,006)         (280,428)
   Contract charges...............         (377,682)         (394,143)         (316,586)         (314,910)
   Transfers for contract benefits
     and terminations.............       (7,912,335)       (6,000,548)       (6,085,820)       (4,329,943)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (10,469,384)      (10,927,424)       (7,456,361)       (4,826,412)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,891,263      (10,606,711)         8,291,227       (1,374,485)
NET ASSETS:
   Beginning of year..............        84,280,301        94,887,012        59,096,362        60,470,847
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     87,171,564  $     84,280,301  $     67,387,589  $     59,096,362
                                    ================  ================  ================  ================

                                                   BHFTI                               BHFTI
                                     INVESCO BALANCED-RISK ALLOCATION            INVESCO COMSTOCK
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2017              2016              2017              2016
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         400,251  $      (178,477)  $      1,358,920  $      1,578,748
   Net realized gains (losses)....            812,080         (312,382)         7,873,645        11,419,170
   Change in unrealized gains
     (losses) on investments......            120,958         1,854,110         8,487,914         3,361,659
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          1,333,289         1,363,251        17,720,479        16,359,577
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........              1,291            34,857           291,206           475,336
   Net transfers (including fixed
     account).....................            463,686           158,565       (2,880,655)       (3,773,270)
   Contract charges...............          (169,806)         (156,644)         (709,980)         (712,951)
   Transfers for contract benefits
     and terminations.............        (1,334,596)         (974,709)      (10,705,018)       (7,906,253)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (1,039,425)         (937,931)      (14,004,447)      (11,917,138)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            293,864           425,320         3,716,032         4,442,439
NET ASSETS:
   Beginning of year..............         15,907,275        15,481,955       114,185,355       109,742,916
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      16,201,139  $     15,907,275  $    117,901,387  $    114,185,355
                                    =================  ================  ================  ================

                                                   BHFTI                               BHFTI
                                         INVESCO SMALL CAP GROWTH               JPMORGAN CORE BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017              2016               2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (790,090)  $       (741,965)  $        115,727  $        147,163
   Net realized gains (losses)....         4,950,113          7,862,160          (16,026)           (6,627)
   Change in unrealized gains
     (losses) on investments......         6,163,663        (2,885,223)           130,357          (64,465)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        10,323,686          4,234,972           230,058            76,071
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           128,605            140,571            26,727            17,946
   Net transfers (including fixed
     account).....................       (2,048,828)        (1,993,059)         3,605,371           753,946
   Contract charges...............         (214,518)          (215,177)         (164,692)         (165,721)
   Transfers for contract benefits
     and terminations.............       (4,376,495)        (3,364,290)       (1,364,041)       (1,675,203)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,511,236)        (5,431,955)         2,103,365       (1,069,032)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         3,812,450        (1,196,983)         2,333,423         (992,961)
NET ASSETS:
   Beginning of year..............        47,404,585         48,601,568        12,983,344        13,976,305
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $     51,217,035  $      47,404,585  $     15,316,767  $     12,983,344
                                    ================  =================  ================  ================

                                                   BHFTI
                                     JPMORGAN GLOBAL ACTIVE ALLOCATION
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        218,304  $        140,474
   Net realized gains (losses)....            93,590           258,596
   Change in unrealized gains
     (losses) on investments......         1,916,372         (138,659)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,228,266           260,411
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --            19,223
   Net transfers (including fixed
     account).....................           479,136           965,612
   Contract charges...............         (153,940)         (151,682)
   Transfers for contract benefits
     and terminations.............         (871,414)         (835,546)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (546,218)           (2,393)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,682,048           258,018
NET ASSETS:
   Beginning of year..............        14,777,253        14,519,235
                                    ----------------  ----------------
   End of year....................  $     16,459,301  $     14,777,253
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                   BHFTI                               BHFTI
                                         JPMORGAN SMALL CAP VALUE          LOOMIS SAYLES GLOBAL MARKETS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017               2016              2017              2016
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          25,862  $         56,919  $       (33,925)  $         14,963
   Net realized gains (losses)....            665,971           702,214           467,852           932,829
   Change in unrealized gains
     (losses) on investments......          (452,924)         1,418,567         1,839,981         (527,820)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            238,909         2,177,700         2,273,908           419,972
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             14,988            46,776            37,556            64,083
   Net transfers (including fixed
     account).....................            629,496         (307,071)           445,682       (1,539,494)
   Contract charges...............           (73,672)          (68,565)         (114,507)         (124,000)
   Transfers for contract benefits
     and terminations.............          (597,601)         (444,060)         (855,485)         (843,629)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (26,789)         (772,920)         (486,754)       (2,443,040)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            212,120         1,404,780         1,787,154       (2,023,068)
NET ASSETS:
   Beginning of year..............          9,191,747         7,786,967        11,273,406        13,296,474
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $       9,403,867  $      9,191,747  $     13,060,560  $     11,273,406
                                    =================  ================  ================  ================

                                                   BHFTI                                BHFTI
                                     METLIFE MULTI-INDEX TARGETED RISK       MFS RESEARCH INTERNATIONAL
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017              2016               2017              2016
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         26,521  $        (6,999)   $        486,009  $        725,846
   Net realized gains (losses)....           335,563          (53,916)            430,817       (1,058,907)
   Change in unrealized gains
     (losses) on investments......           876,429           218,080         23,934,115       (1,946,878)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,238,513           157,165         24,850,941       (2,279,939)
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --            11,744            330,402           334,630
   Net transfers (including fixed
     account).....................         5,789,353           138,059        (3,134,143)         2,319,123
   Contract charges...............          (63,572)          (52,667)          (447,982)         (449,466)
   Transfers for contract benefits
     and terminations.............         (483,444)         (332,772)        (9,940,882)       (8,136,943)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         5,242,337         (235,636)       (13,192,605)       (5,932,656)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............         6,480,850          (78,471)         11,658,336       (8,212,595)
NET ASSETS:
   Beginning of year..............         5,881,726         5,960,197         98,661,995       106,874,590
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $     12,362,576  $      5,881,726   $    110,320,331  $     98,661,995
                                    ================  ================   ================  ================

                                                  BHFTI                                BHFTI
                                      MORGAN STANLEY MID CAP GROWTH          OPPENHEIMER GLOBAL EQUITY
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (497,827)  $      (548,725)  $       (27,993)  $        (7,961)
   Net realized gains (losses)....         4,218,237         1,645,047         2,166,337         2,480,695
   Change in unrealized gains
     (losses) on investments......        14,057,104       (6,198,905)        11,538,056       (2,787,295)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        17,777,514       (5,102,583)        13,676,400         (314,561)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           132,423           224,250           135,240           137,565
   Net transfers (including fixed
     account).....................       (2,755,449)           563,367       (3,001,473)           524,398
   Contract charges...............         (281,655)         (268,231)         (280,426)         (267,950)
   Transfers for contract benefits
     and terminations.............       (5,189,053)       (3,613,187)       (4,143,671)       (2,651,918)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,093,734)       (3,093,801)       (7,290,330)       (2,257,905)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         9,683,780       (8,196,384)         6,386,070       (2,572,466)
NET ASSETS:
   Beginning of year..............        48,634,370        56,830,754        41,464,839        44,037,305
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     58,318,150  $     48,634,370  $     47,850,909  $     41,464,839
                                    ================  ================  ================  ================

                                                   BHFTI
                                     PANAGORA GLOBAL DIVERSIFIED RISK
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2017               2016
                                    ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (16,123)  $          12,322
   Net realized gains (losses)....             1,943             18,189
   Change in unrealized gains
     (losses) on investments......           136,169           (43,456)
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           121,989           (12,945)
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --
   Net transfers (including fixed
     account).....................             7,862          1,161,689
   Contract charges...............          (10,142)            (1,528)
   Transfers for contract benefits
     and terminations.............          (50,697)          (143,893)
                                    ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (52,977)          1,016,268
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets..............            69,012          1,003,323
NET ASSETS:
   Beginning of year..............         1,083,292             79,969
                                    ----------------  -----------------
   End of year....................  $      1,152,304  $       1,083,292
                                    ================  =================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                  BHFTI                               BHFTI
                                     PIMCO INFLATION PROTECTED BOND            PIMCO TOTAL RETURN
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017             2016              2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        255,438  $   (1,038,919)  $      2,313,115  $      5,516,238
   Net realized gains (losses)....         (593,112)      (1,220,952)         1,424,394       (1,353,571)
   Change in unrealized gains
     (losses) on investments......         2,098,929        5,221,571         8,867,030         1,626,322
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,761,255        2,961,700        12,604,539         5,788,989
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           100,516          306,363         1,099,163         1,884,786
   Net transfers (including fixed
     account).....................         6,670,641        (131,682)        26,957,981         (698,274)
   Contract charges...............         (684,261)        (725,939)       (2,903,229)       (3,086,626)
   Transfers for contract benefits
     and terminations.............       (7,291,384)      (5,445,831)      (37,184,905)      (29,957,959)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,204,488)      (5,997,089)      (12,030,990)      (31,858,073)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           556,767      (3,035,389)           573,549      (26,069,084)
NET ASSETS:
   Beginning of year..............        80,538,491       83,573,880       382,284,408       408,353,492
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $     81,095,258  $    80,538,491  $    382,857,957  $    382,284,408
                                    ================  ===============  ================  ================

                                                  BHFTI                               BHFTI
                                        PYRAMIS GOVERNMENT INCOME        SCHRODERS GLOBAL MULTI-ASSET II
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  --------------------------------
                                          2017              2016              2017            2016
                                    ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         64,074  $         59,871  $      (24,740)  $      (54,005)
   Net realized gains (losses)....          (22,441)          (22,233)          268,945           36,017
   Change in unrealized gains
     (losses) on investments......            42,614          (73,567)          626,738          256,651
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............            84,247          (35,929)          870,943          238,663
                                    ----------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               165             1,480               --            4,401
   Net transfers (including fixed
     account).....................           246,850         1,057,730      (2,059,359)        (115,387)
   Contract charges...............          (55,728)          (60,249)         (57,497)         (70,162)
   Transfers for contract benefits
     and terminations.............         (526,047)         (356,701)        (463,260)        (535,640)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (334,760)           642,260      (2,580,116)        (716,788)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets..............         (250,513)           606,331      (1,709,173)        (478,125)
NET ASSETS:
   Beginning of year..............         5,762,899         5,156,568        7,288,771        7,766,896
                                    ----------------  ----------------  ---------------  ---------------
   End of year....................  $      5,512,386  $      5,762,899  $     5,579,598  $     7,288,771
                                    ================  ================  ===============  ===============

                                                   BHFTI                              BHFTI
                                       SCHRODERS GLOBAL MULTI-ASSET        SSGA GROWTH AND INCOME ETF
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (41,902)  $          7,381  $      1,765,386  $      1,669,926
   Net realized gains (losses)....           273,849           181,885         1,464,271         8,090,241
   Change in unrealized gains
     (losses) on investments......           690,924           136,784        15,739,116       (3,522,186)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           922,871           326,050        18,968,773         6,237,981
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             4,178            10,800           373,900           495,982
   Net transfers (including fixed
     account).....................           194,452         (486,036)         (753,157)         (648,828)
   Contract charges...............          (81,215)          (81,727)       (1,358,793)       (1,389,618)
   Transfers for contract benefits
     and terminations.............         (725,481)         (612,677)      (12,258,673)      (10,270,771)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (608,066)       (1,169,640)      (13,996,723)      (11,813,235)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           314,805         (843,590)         4,972,050       (5,575,254)
NET ASSETS:
   Beginning of year..............         7,548,570         8,392,160       136,702,524       142,277,778
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      7,863,375  $      7,548,570  $    141,674,574  $    136,702,524
                                    ================  ================  ================  ================

                                                  BHFTI
                                             SSGA GROWTH ETF
                                               SUB-ACCOUNT
                                    --------------------------------
                                          2017            2016
                                    ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       315,250  $       326,304
   Net realized gains (losses)....        1,200,686        3,006,025
   Change in unrealized gains
     (losses) on investments......        6,320,749        (933,865)
                                    ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............        7,836,685        2,398,464
                                    ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           35,242           88,424
   Net transfers (including fixed
     account).....................        (428,976)        (649,458)
   Contract charges...............        (470,132)        (462,601)
   Transfers for contract benefits
     and terminations.............      (4,246,330)      (3,176,686)
                                    ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (5,110,196)      (4,200,321)
                                    ---------------  ---------------
     Net increase (decrease)
       in net assets..............        2,726,489      (1,801,857)
NET ASSETS:
   Beginning of year..............       45,313,708       47,115,565
                                    ---------------  ---------------
   End of year....................  $    48,040,197  $    45,313,708
                                    ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                   BHFTI                              BHFTI
                                       T. ROWE PRICE LARGE CAP VALUE      T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,147,664  $      8,071,251  $    (1,229,216)  $    (1,132,731)
   Net realized gains (losses)....        66,526,898        79,628,519         8,225,175        12,083,426
   Change in unrealized gains
     (losses) on investments......         8,071,594      (15,812,522)         8,822,947       (7,957,822)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        78,746,156        71,887,248        15,818,906         2,992,873
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,238,652         1,831,115           143,798            87,029
   Net transfers (including fixed
     account).....................       (9,312,397)      (11,282,740)           185,654         (956,654)
   Contract charges...............       (1,694,341)       (1,746,823)         (386,820)         (380,770)
   Transfers for contract benefits
     and terminations.............      (62,998,670)      (51,715,463)       (7,555,285)       (5,485,818)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (71,766,756)      (62,913,911)       (7,612,653)       (6,736,213)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         6,979,400         8,973,337         8,206,253       (3,743,340)
NET ASSETS:
   Beginning of year..............       544,732,180       535,758,843        71,915,683        75,659,023
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    551,711,580  $    544,732,180  $     80,121,936  $     71,915,683
                                    ================  ================  ================  ================

                                                   BHFTI                         BHFTI WELLS CAPITAL
                                      VICTORY SYCAMORE MID CAP VALUE          MANAGEMENT MID CAP VALUE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2017              2016              2017               2016
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (416,286)  $      (855,592)  $      (105,075)  $       (132,619)
   Net realized gains (losses)....          1,186,016         6,871,660         (181,566)            797,358
   Change in unrealized gains
     (losses) on investments......         11,962,264        15,469,494         1,643,710            957,808
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         12,731,994        21,485,562         1,357,069          1,622,547
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            532,433           588,625             8,770             67,042
   Net transfers (including fixed
     account).....................          (219,788)           129,530           246,603            250,083
   Contract charges...............          (704,224)         (719,008)          (74,300)           (77,938)
   Transfers for contract benefits
     and terminations.............       (17,220,521)      (13,321,269)       (1,532,810)        (1,143,549)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (17,612,100)      (13,322,122)       (1,351,737)          (904,362)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............        (4,880,106)         8,163,440             5,332            718,185
NET ASSETS:
   Beginning of year..............        167,288,439       159,124,999        15,941,919         15,223,734
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $     162,408,333  $    167,288,439  $     15,947,251  $      15,941,919
                                    =================  ================  ================  =================

                                                  BHFTII                                BHFTII
                                    BAILLIE GIFFORD INTERNATIONAL STOCK          BLACKROCK BOND INCOME
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  -----------------------------------
                                          2017              2016                 2017              2016
                                    ----------------  ----------------     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (86,744)  $       (21,751)     $      1,872,712  $      1,944,867
   Net realized gains (losses)....           622,362            13,941             (30,319)            31,016
   Change in unrealized gains
     (losses) on investments......         3,994,922           574,630              839,263         (310,057)
                                    ----------------  ----------------     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         4,530,540           566,820            2,681,656         1,665,826
                                    ----------------  ----------------     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            52,888             7,108              360,867           354,656
   Net transfers (including fixed
     account).....................       (1,037,022)         (376,661)            8,805,482         6,894,634
   Contract charges...............         (163,241)         (161,464)            (761,587)         (771,100)
   Transfers for contract benefits
     and terminations.............       (1,753,681)         (931,155)          (8,433,844)       (7,784,265)
                                    ----------------  ----------------     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (2,901,056)       (1,462,172)             (29,082)       (1,306,075)
                                    ----------------  ----------------     ----------------  ----------------
     Net increase (decrease)
        in net assets.............         1,629,484         (895,352)            2,652,574           359,751
NET ASSETS:
   Beginning of year..............        14,917,094        15,812,446           93,361,485        93,001,734
                                    ----------------  ----------------     ----------------  ----------------
   End of year....................  $     16,546,578  $     14,917,094     $     96,014,059  $     93,361,485
                                    ================  ================     ================  ================

                                                  BHFTII
                                      BLACKROCK CAPITAL APPRECIATION
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2017               2016
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (119,712)  $      (120,803)
   Net realized gains (losses)....            860,966         1,245,655
   Change in unrealized gains
     (losses) on investments......          2,255,342       (1,267,842)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          2,996,596         (142,990)
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........              4,201            40,550
   Net transfers (including fixed
     account).....................            (5,298)          (65,569)
   Contract charges...............           (46,093)          (45,201)
   Transfers for contract benefits
     and terminations.............        (1,051,865)         (981,419)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (1,099,055)       (1,051,639)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............          1,897,541       (1,194,629)
NET ASSETS:
   Beginning of year..............          9,658,400        10,853,029
                                    -----------------  ----------------
   End of year....................  $      11,555,941  $      9,658,400
                                    =================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                   BHFTII                               BHFTII
                                       BLACKROCK ULTRA-SHORT TERM BOND      BRIGHTHOUSE ASSET ALLOCATION 20
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2017               2016               2017              2016
                                     ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (881,021)  $     (1,176,341)  $         118,355  $         301,016
   Net realized gains (losses).....            60,910              9,982            170,328            244,080
   Change in unrealized gains
     (losses) on investments.......           272,314             76,021            574,004          (103,834)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (547,797)        (1,090,338)            862,687            441,262
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           237,273          1,411,413                 --             42,500
   Net transfers (including fixed
     account)......................           152,722         12,436,658          4,432,908          5,018,086
   Contract charges................         (511,735)          (621,589)          (151,554)          (112,240)
   Transfers for contract benefits
     and terminations..............      (10,831,120)       (18,153,466)        (1,218,542)        (1,416,478)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (10,952,860)        (4,926,984)          3,062,812          3,531,868
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............      (11,500,657)        (6,017,322)          3,925,499          3,973,130
NET ASSETS:
   Beginning of year...............        66,180,659         72,197,981         13,943,996          9,970,866
                                     ----------------  -----------------  -----------------  -----------------
   End of year.....................  $     54,680,002  $      66,180,659  $      17,869,495  $      13,943,996
                                     ================  =================  =================  =================

                                                   BHFTII                               BHFTII
                                       BRIGHTHOUSE ASSET ALLOCATION 40      BRIGHTHOUSE ASSET ALLOCATION 60
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2017               2016               2017              2016
                                     ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      7,247,599  $      24,318,874  $      12,615,801  $      45,829,724
   Net realized gains (losses).....        26,738,166         63,003,910         84,055,960        194,851,918
   Change in unrealized gains
     (losses) on investments.......        58,243,496       (37,738,572)        203,071,143      (107,870,264)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        92,229,261         49,584,212        299,742,904        132,811,378
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,017,144          3,330,977          6,875,864          7,717,010
   Net transfers (including fixed
     account)......................      (14,013,777)       (10,477,246)       (12,448,404)       (20,341,655)
   Contract charges................       (9,041,349)        (9,385,950)       (21,400,387)       (21,818,081)
   Transfers for contract benefits
     and terminations..............      (98,806,679)       (83,743,752)      (196,728,620)      (175,178,319)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (118,844,661)      (100,275,971)      (223,701,547)      (209,621,045)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............      (26,615,400)       (50,691,759)         76,041,357       (76,809,667)
NET ASSETS:
   Beginning of year...............     1,052,085,077      1,102,776,836      2,346,890,764      2,423,700,431
                                     ----------------  -----------------  -----------------  -----------------
   End of year.....................  $  1,025,469,677  $   1,052,085,077  $   2,422,932,121  $   2,346,890,764
                                     ================  =================  =================  =================

                                                   BHFTII                              BHFTII
                                       BRIGHTHOUSE ASSET ALLOCATION 80    BRIGHTHOUSE/ARTISAN MID CAP VALUE
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2017              2016               2017              2016
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,824,529  $     23,125,143  $       (412,701)  $       (282,753)
   Net realized gains (losses).....        82,818,278       170,021,329            366,961          3,732,444
   Change in unrealized gains
     (losses) on investments.......       171,327,660      (95,819,997)          3,520,776          2,909,451
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       255,970,467        97,326,475          3,475,036          6,359,142
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,062,054         2,739,568             66,257             43,861
   Net transfers (including fixed
     account)......................      (21,788,393)      (29,240,948)          (714,155)          (496,861)
   Contract charges................      (14,133,370)      (14,356,055)          (159,524)          (162,139)
   Transfers for contract benefits
     and terminations..............     (141,485,376)      (97,166,807)        (3,481,350)        (2,844,681)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (174,345,085)     (138,024,242)        (4,288,772)        (3,459,820)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        81,625,382      (40,697,767)          (813,736)          2,899,322
NET ASSETS:
   Beginning of year...............     1,542,949,172     1,583,646,939         35,205,969         32,306,647
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $  1,624,574,554  $  1,542,949,172  $      34,392,233  $      35,205,969
                                     ================  ================  =================  =================

                                       BHFTII BRIGHTHOUSE/DIMENSIONAL
                                         INTERNATIONAL SMALL COMPANY
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2017              2016
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         25,153  $         17,244
   Net realized gains (losses).....           219,108           134,661
   Change in unrealized gains
     (losses) on investments.......           896,075            28,743
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         1,140,336           180,648
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            26,960            26,029
   Net transfers (including fixed
     account)......................         (384,975)           915,246
   Contract charges................          (33,066)          (33,236)
   Transfers for contract benefits
     and terminations..............         (521,406)         (285,183)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (912,487)           622,856
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............           227,849           803,504
NET ASSETS:
   Beginning of year...............         4,598,162         3,794,658
                                     ----------------  ----------------
   End of year.....................  $      4,826,011  $      4,598,162
                                     ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                       BHFTII BRIGHTHOUSE/WELLINGTON
                                         CORE EQUITY OPPORTUNITIES       BHFTII FRONTIER MID CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017             2016               2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        281,506  $        729,116  $      (138,055)  $      (136,842)
   Net realized gains (losses)....        11,486,533        11,191,665           346,968         1,002,719
   Change in unrealized gains
     (losses) on investments......        29,968,568           269,217         1,468,106         (607,382)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        41,736,607        12,189,998         1,677,019           258,495
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           550,863           352,185             7,562            10,445
   Net transfers (including fixed
     account).....................       (3,198,727)        74,274,171         (745,503)         (207,512)
   Contract charges...............       (1,218,095)       (1,190,479)          (50,322)          (52,187)
   Transfers for contract benefits
     and terminations.............      (26,389,472)      (18,150,768)         (760,990)         (645,409)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (30,255,431)        55,285,109       (1,549,253)         (894,663)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        11,481,176        67,475,107           127,766         (636,168)
NET ASSETS:
   Beginning of year..............       254,395,534       186,920,427         7,999,144         8,635,312
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    265,876,710  $    254,395,534  $      8,126,910  $      7,999,144
                                    ================  ================  ================  ================

                                                                                      BHFTII
                                         BHFTII JENNISON GROWTH           LOOMIS SAYLES SMALL CAP GROWTH
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017               2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,799,980)  $    (1,733,590)  $      (171,263)  $      (158,677)
   Net realized gains (losses)....        13,136,085        16,859,190         1,210,927         1,735,535
   Change in unrealized gains
     (losses) on investments......        26,306,380      (17,522,404)         2,368,383         (908,926)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        37,642,485       (2,396,804)         3,408,047           667,932
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           302,649           368,689            40,886            42,183
   Net transfers (including fixed
     account).....................       (5,908,116)       (2,029,382)         (648,860)            55,190
   Contract charges...............         (540,657)         (541,717)          (85,985)          (81,372)
   Transfers for contract benefits
     and terminations.............      (13,487,984)      (10,272,869)       (1,494,341)       (1,005,919)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (19,634,108)      (12,475,279)       (2,188,300)         (989,918)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        18,008,377      (14,872,083)         1,219,747         (321,986)
NET ASSETS:
   Beginning of year..............       114,787,575       129,659,658        14,417,183        14,739,169
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    132,795,952  $    114,787,575  $     15,636,930  $     14,417,183
                                    ================  ================  ================  ================

                                                  BHFTII                              BHFTII
                                       METLIFE AGGREGATE BOND INDEX         METLIFE MID CAP STOCK INDEX
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2017              2016              2017              2016
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $         91,961  $         78,094  $       (37,369)  $       (39,836)
   Net realized gains (losses)....           (16,283)             2,409           560,455           417,589
   Change in unrealized gains
     (losses) on investments......             25,896          (56,576)           410,434           445,856
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            101,574            23,927           933,520           823,609
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             11,830            12,258             1,366             5,422
   Net transfers (including fixed
     account).....................          1,061,890         1,493,465         1,279,913         (164,673)
   Contract charges...............           (55,910)          (56,656)          (45,650)          (37,905)
   Transfers for contract benefits
     and terminations.............          (636,495)         (991,653)         (375,822)         (529,899)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            381,315           457,414           859,807         (727,055)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            482,889           481,341         1,793,327            96,554
NET ASSETS:
   Beginning of year..............          6,013,949         5,532,608         5,972,449         5,875,895
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $      6,496,838  $      6,013,949  $      7,765,776  $      5,972,449
                                     ================  ================  ================  ================

                                                  BHFTII
                                          METLIFE MSCI EAFE INDEX
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         23,250  $         25,497
   Net realized gains (losses)....            29,686          (52,242)
   Change in unrealized gains
     (losses) on investments......           523,768            12,825
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           576,704          (13,920)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               176               602
   Net transfers (including fixed
     account).....................           300,641           105,887
   Contract charges...............          (28,158)          (29,166)
   Transfers for contract benefits
     and terminations.............         (199,456)         (114,190)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            73,203          (36,867)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............           649,907          (50,787)
NET ASSETS:
   Beginning of year..............         2,494,019         2,544,806
                                    ----------------  ----------------
   End of year....................  $      3,143,926  $      2,494,019
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                  BHFTII
                                        METLIFE RUSSELL 2000 INDEX         BHFTII METLIFE STOCK INDEX
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017             2016               2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (30,959)  $       (25,166)  $       (30,381)  $         66,239
   Net realized gains (losses)....           590,941           291,580         3,255,879         3,141,226
   Change in unrealized gains
     (losses) on investments......           283,982           481,874         5,948,485           909,688
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           843,964           748,288         9,173,983         4,117,153
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             1,729            22,179            36,322            17,662
   Net transfers (including fixed
     account).....................         1,257,960           555,382           758,737         7,171,853
   Contract charges...............          (44,661)          (32,992)         (263,308)         (226,448)
   Transfers for contract benefits
     and terminations.............         (841,305)         (582,598)       (4,079,176)       (4,031,525)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           373,723          (38,029)       (3,547,425)         2,931,542
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,217,687           710,259         5,626,558         7,048,695
NET ASSETS:
   Beginning of year..............         5,270,961         4,560,702        48,567,319        41,518,624
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      6,488,648  $      5,270,961  $     54,193,877  $     48,567,319
                                    ================  ================  ================  ================


                                         BHFTII MFS TOTAL RETURN                 BHFTII MFS VALUE
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,206,929  $      1,533,688  $      1,585,742  $      1,854,504
   Net realized gains (losses)....         6,768,419         5,531,875        13,125,117        16,641,522
   Change in unrealized gains
     (losses) on investments......         1,387,030         (375,313)        13,154,293         2,956,087
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         9,362,378         6,690,250        27,865,152        21,452,113
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           773,933           397,700           582,737           832,780
   Net transfers (including fixed
     account).....................         1,041,209         (398,961)       (2,751,950)       (3,326,671)
   Contract charges...............         (487,979)         (503,822)       (1,491,172)       (1,496,641)
   Transfers for contract benefits
     and terminations.............       (9,745,547)       (7,748,340)      (15,559,132)      (10,964,645)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,418,384)       (8,253,423)      (19,219,517)      (14,955,177)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           943,994       (1,563,173)         8,645,635         6,496,936
NET ASSETS:
   Beginning of year..............        88,274,296        89,837,469       178,751,424       172,254,488
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     89,218,290  $     88,274,296  $    187,397,059  $    178,751,424
                                    ================  ================  ================  ================

                                                                                      BHFTII
                                      BHFTII NEUBERGER BERMAN GENESIS     T. ROWE PRICE LARGE CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2017              2016              2017              2016
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (483,846)  $      (447,536)  $      (922,192)  $      (873,949)
   Net realized gains (losses)....          5,493,637         1,287,981         6,273,788         8,314,534
   Change in unrealized gains
     (losses) on investments......            575,123         5,616,483        12,534,073       (7,564,472)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          5,584,914         6,456,928        17,885,669         (123,887)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            164,961           120,449           176,144            93,911
   Net transfers (including fixed
     account).....................          (407,636)       (1,094,040)       (1,114,883)           924,344
   Contract charges...............          (187,533)         (190,213)         (282,350)         (268,417)
   Transfers for contract benefits
     and terminations.............        (4,523,653)       (2,846,597)       (6,309,822)       (4,417,259)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (4,953,861)       (4,010,401)       (7,530,911)       (3,667,421)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            631,053         2,446,527        10,354,758       (3,791,308)
NET ASSETS:
   Beginning of year..............         42,776,681        40,330,154        59,328,183        63,119,491
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      43,407,734  $     42,776,681  $     69,682,941  $     59,328,183
                                    =================  ================  ================  ================

                                                  BHFTII
                                      T. ROWE PRICE SMALL CAP GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (190,161)  $      (147,009)
   Net realized gains (losses)....         1,365,851         1,602,695
   Change in unrealized gains
     (losses) on investments......         1,607,247         (399,917)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,782,937         1,055,769
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            19,903            14,836
   Net transfers (including fixed
     account).....................         1,620,482         1,541,125
   Contract charges...............          (43,694)          (30,891)
   Transfers for contract benefits
     and terminations.............       (1,721,155)         (468,864)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (124,464)         1,056,206
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,658,473         2,111,975
NET ASSETS:
   Beginning of year..............        13,279,921        11,167,946
                                    ----------------  ----------------
   End of year....................  $     15,938,394  $     13,279,921
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                   BHFTII                   BHFTII WESTERN ASSET MANAGEMENT
                                       VANECK GLOBAL NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2017               2016               2017              2016
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (37,801)  $       (15,374)  $       4,807,369  $      1,279,613
   Net realized gains (losses).....          (122,704)         (356,749)          1,485,460           245,455
   Change in unrealized gains
     (losses) on investments.......            127,993         1,837,043          6,281,519         5,920,820
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (32,512)         1,464,920         12,574,348         7,445,888
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             18,336             4,876            860,153           368,093
   Net transfers (including fixed
     account)......................            559,694         (729,921)            849,323       194,878,650
   Contract charges................           (44,869)          (51,041)          (811,041)         (537,086)
   Transfers for contract benefits
     and terminations..............          (250,869)         (199,800)       (21,388,615)      (12,249,602)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......            282,292         (975,886)       (20,490,180)       182,460,055
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............            249,780           489,034        (7,915,832)       189,905,943
NET ASSETS:
   Beginning of year...............          3,944,489         3,455,455        196,877,487         6,971,544
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $       4,194,269  $      3,944,489  $     188,961,655  $    196,877,487
                                     =================  ================  =================  ================

                                           BHFTII WESTERN ASSET                DEUTSCHE II GOVERNMENT &
                                        MANAGEMENT U.S. GOVERNMENT                 AGENCY SECURITIES
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2017              2016               2017               2016
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         30,521  $          44,946  $          3,480  $           5,571
   Net realized gains (losses).....          (53,755)           (10,240)             (730)            (3,750)
   Change in unrealized gains
     (losses) on investments.......            25,121           (47,104)           (1,977)            (2,231)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             1,887           (12,398)               773              (410)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             1,000            211,811               501                502
   Net transfers (including fixed
     account)......................           678,595          (550,343)            11,738           (18,116)
   Contract charges................          (32,855)           (52,200)             (511)              (612)
   Transfers for contract benefits
     and terminations..............       (1,637,181)          (766,165)           (5,953)           (37,947)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (990,441)        (1,156,897)             5,775           (56,173)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (988,554)        (1,169,295)             6,548           (56,583)
NET ASSETS:
   Beginning of year...............         4,704,631          5,873,926           306,704            363,287
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $      3,716,077  $       4,704,631  $        313,252  $         306,704
                                     ================  =================  ================  =================


                                         FIDELITY VIP EQUITY-INCOME        FIDELITY VIP GROWTH OPPORTUNITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2017               2016              2017              2016
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (2,316)  $          40,654  $        (1,513)  $        (1,228)
   Net realized gains (losses).....           188,731            299,847            19,291             4,111
   Change in unrealized gains
     (losses) on investments.......           426,095            465,762            20,663           (4,452)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           612,510            806,263            38,441           (1,569)
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             1,388              8,229                --                --
   Net transfers (including fixed
     account)......................            32,746            362,390           (1,099)               548
   Contract charges................          (20,904)           (19,490)              (86)              (84)
   Transfers for contract benefits
     and terminations..............         (781,452)          (295,734)           (1,677)           (3,735)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (768,222)             55,395           (2,862)           (3,271)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         (155,712)            861,658            35,579           (4,840)
NET ASSETS:
   Beginning of year...............         5,954,992          5,093,334           119,170           124,010
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $      5,799,280  $       5,954,992  $        154,749  $        119,170
                                     ================  =================  ================  ================


                                        FTVIPT TEMPLETON FOREIGN VIP
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2017               2016
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         249,037  $        110,243
   Net realized gains (losses).....            102,104           148,777
   Change in unrealized gains
     (losses) on investments.......          2,613,275           857,134
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          2,964,416         1,116,154
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            114,104           109,874
   Net transfers (including fixed
     account)......................          (318,089)          (29,932)
   Contract charges................           (67,002)          (67,328)
   Transfers for contract benefits
     and terminations..............        (1,785,504)       (1,569,525)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (2,056,491)       (1,556,911)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............            907,925         (440,757)
NET ASSETS:
   Beginning of year...............         20,418,848        20,859,605
                                     -----------------  ----------------
   End of year.....................  $      21,326,773  $     20,418,848
                                     =================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                       INVESCO V.I. INTERNATIONAL GROWTH          PIMCO VIT HIGH YIELD
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2017              2016               2017               2016
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         (9,234)  $        (11,363)  $        179,924  $         201,568
   Net realized gains (losses).....            197,913            115,059            33,181           (12,610)
   Change in unrealized gains
     (losses) on investments.......            828,599          (229,401)            51,368            358,858
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          1,017,278          (125,705)           264,473            547,816
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             17,313             12,826             1,382             11,071
   Net transfers (including fixed
     account)......................             90,517             81,611            98,574          (201,550)
   Contract charges................           (17,351)           (17,891)          (22,036)           (23,707)
   Transfers for contract benefits
     and terminations..............          (581,859)          (431,996)         (725,787)          (404,282)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (491,380)          (355,450)         (647,867)          (618,468)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            525,898          (481,155)         (383,394)           (70,652)
NET ASSETS:
   Beginning of year...............          4,956,521          5,437,676         5,415,580          5,486,232
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $       5,482,419  $       4,956,521  $      5,032,186  $       5,415,580
                                     =================  =================  ================  =================


                                           PIMCO VIT LOW DURATION               PUTNAM VT EQUITY INCOME
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2017               2016               2017              2016
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (18,923)  $        (6,909)  $         145,662  $        172,741
   Net realized gains (losses).....            (9,219)          (12,959)          2,152,365         1,286,804
   Change in unrealized gains
     (losses) on investments.......              9,494             4,738          1,020,271           916,812
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (18,648)          (15,130)          3,318,298         2,376,357
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........              1,040            51,140             13,335            13,236
   Net transfers (including fixed
     account)......................             69,917           526,320          (560,305)         (350,359)
   Contract charges................           (32,560)          (36,363)           (50,170)          (53,699)
   Transfers for contract benefits
     and terminations..............          (559,890)         (619,117)        (2,881,319)       (2,075,541)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (521,493)          (78,020)        (3,478,459)       (2,466,363)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............          (540,141)          (93,150)          (160,161)          (90,006)
NET ASSETS:
   Beginning of year...............          8,295,577         8,388,727         20,896,054        20,986,060
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $       7,755,436  $      8,295,577  $      20,735,893  $     20,896,054
                                     =================  ================  =================  ================

                                                                                         RUSSELL
                                          PUTNAM VT MULTI-CAP GROWTH          GLOBAL REAL ESTATE SECURITIES
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2017              2016               2017               2016
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (12,524)  $         (9,021)  $         10,791  $          19,054
   Net realized gains (losses).....            237,439            244,460             8,093              7,594
   Change in unrealized gains
     (losses) on investments.......            286,050          (117,898)            32,143           (22,935)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            510,965            117,541            51,027              3,713
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             27,983             29,543               126                126
   Net transfers (including fixed
     account)......................          (107,837)           (67,078)            12,404              1,493
   Contract charges................            (1,641)            (1,507)             (104)              (135)
   Transfers for contract benefits
     and terminations..............          (105,123)          (107,552)         (110,490)          (333,966)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (186,618)          (146,594)          (98,064)          (332,482)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            324,347           (29,053)          (47,037)          (328,769)
NET ASSETS:
   Beginning of year...............          1,920,534          1,949,587           542,716            871,485
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $       2,244,881  $       1,920,534  $        495,679  $         542,716
                                     =================  =================  ================  =================

                                                   RUSSELL
                                       INTERNATIONAL DEVELOPED MARKETS
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2017               2016
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          26,369  $         46,068
   Net realized gains (losses).....            162,645           (2,617)
   Change in unrealized gains
     (losses) on investments.......            326,580          (20,863)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            515,594            22,588
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                210               210
   Net transfers (including fixed
     account)......................            (4,607)             2,093
   Contract charges................              (568)             (706)
   Transfers for contract benefits
     and terminations..............          (654,610)         (179,336)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (659,575)         (177,739)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............          (143,981)         (155,151)
NET ASSETS:
   Beginning of year...............          2,506,309         2,661,460
                                     -----------------  ----------------
   End of year.....................  $       2,362,328  $      2,506,309
                                     =================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                           RUSSELL STRATEGIC BOND              RUSSELL U.S. SMALL CAP EQUITY
                                                 SUB-ACCOUNT                            SUB-ACCOUNT
                                    -------------------------------------  -------------------------------------
                                           2017               2016                2017                2016
                                    ------------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (2,652)  $          10,419  $         (14,388)  $         (6,758)
   Net realized gains (losses)....            (10,689)            190,100             125,737            (1,102)
   Change in unrealized gains
      (losses) on investments.....             127,215           (89,715)              41,081            202,565
                                    ------------------  -----------------  ------------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........             113,874            110,804             152,430            194,705
                                    ------------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........               3,360              3,360                  --                 --
   Net transfers (including fixed
      account)....................             154,236           (64,470)            (12,762)            (7,418)
   Contract charges...............               (880)            (1,125)               (361)              (393)
   Transfers for contract benefits
      and terminations............         (1,367,993)          (563,591)           (283,878)           (78,778)
                                    ------------------  -----------------  ------------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (1,211,277)          (625,826)           (297,001)           (86,589)
                                    ------------------  -----------------  ------------------  -----------------
      Net increase (decrease)
        in net assets.............         (1,097,403)          (515,022)           (144,571)            108,116
NET ASSETS:
   Beginning of year..............           5,317,684          5,832,706           1,316,184          1,208,068
                                    ------------------  -----------------  ------------------  -----------------
   End of year....................  $        4,220,281  $       5,317,684  $        1,171,613  $       1,316,184
                                    ==================  =================  ==================  =================

                                       RUSSELL U.S. STRATEGIC EQUITY
                                                SUB-ACCOUNT
                                    -------------------------------------
                                          2017                2016
                                    -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (23,724)  $         (24,688)
   Net realized gains (losses)....            919,005             542,272
   Change in unrealized gains
      (losses) on investments.....            279,985              87,911
                                    -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........          1,175,266             605,495
                                    -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........                504                 504
   Net transfers (including fixed
      account)....................          (158,378)           (210,254)
   Contract charges...............            (1,664)             (2,010)
   Transfers for contract benefits
      and terminations............        (1,582,890)           (504,007)
                                    -----------------  ------------------
      Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (1,742,428)           (715,767)
                                    -----------------  ------------------
      Net increase (decrease)
        in net assets.............          (567,162)           (110,272)
NET ASSETS:
   Beginning of year..............          7,061,253           7,171,525
                                    -----------------  ------------------
   End of year....................  $       6,494,091  $        7,061,253
                                    =================  ==================


 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
             OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Variable Annuity Account C (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Investors Insurance Company ("MLI-MO") on February 24, 1987 to support operations of MLI-MO with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-MO merged with and into the Company and the Separate Account became a Separate Account of the Company. The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company and the Separate Account changed its name from MetLife Investors Variable Annuity Account One to Brighthouse Variable Annuity Account C.

On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. On July 28, 2017, MetLife, Inc. contributed the Company's parent company, Brighthouse Holdings, LLC, to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse, representing 80.8% of MetLife, Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Fidelity Variable Insurance Products ("Fidelity VIP")
   Insurance Funds) ("Invesco V.I.")                       Franklin Templeton Variable Insurance Products Trust
American Funds Insurance Series ("American Funds")           ("FTVIPT")
Brighthouse Funds Trust I ("BHFTI")*                       PIMCO Variable Insurance Trust ("PIMCO VIT")
Brighthouse Funds Trust II ("BHFTII")*                     Putnam Variable Trust ("Putnam VT")
Deutsche Variable Series II ("Deutsche II")                Russell Investment Funds ("Russell")

* See Note 5 for a discussion of additional information on related party transactions.


The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2017:

American Funds Global Growth Sub-Account                 BHFTI MetLife Multi-Index Targeted Risk
American Funds Global Small Capitalization                 Sub-Account
   Sub-Account                                           BHFTI MFS Research International Sub-Account (a)
American Funds Growth Sub-Account                        BHFTI Morgan Stanley Mid Cap Growth
BHFTI AB Global Dynamic Allocation Sub-Account             Sub-Account (a)
BHFTI Allianz Global Investors Dynamic Multi-Asset       BHFTI Oppenheimer Global Equity Sub-Account (a)
   Plus Sub-Account                                      BHFTI PanAgora Global Diversified Risk
BHFTI American Funds Balanced Allocation                   Sub-Account
   Sub-Account                                           BHFTI PIMCO Inflation Protected Bond Sub-Account
BHFTI American Funds Growth Allocation                   BHFTI PIMCO Total Return Sub-Account (a)
   Sub-Account                                           BHFTI Pyramis Government Income Sub-Account
BHFTI American Funds Growth Sub-Account                  BHFTI Schroders Global Multi-Asset II Sub-Account
BHFTI American Funds Moderate Allocation                 BHFTI Schroders Global Multi-Asset Sub-Account
   Sub-Account                                           BHFTI SSGA Growth and Income ETF Sub-Account
BHFTI AQR Global Risk Balanced Sub-Account               BHFTI SSGA Growth ETF Sub-Account
BHFTI BlackRock Global Tactical Strategies               BHFTI T. Rowe Price Large Cap Value
   Sub-Account                                             Sub-Account (a)
BHFTI BlackRock High Yield Sub-Account                   BHFTI T. Rowe Price Mid Cap Growth
BHFTI Brighthouse Asset Allocation 100 Sub-Account         Sub-Account (a)
BHFTI Brighthouse Balanced Plus Sub-Account              BHFTI Victory Sycamore Mid Cap Sub-Account (a)
BHFTI Brighthouse Small Cap Value Sub-Account (a)        BHFTI Wells Capital Management Mid Cap Value
BHFTI Brighthouse/Aberdeen Emerging Markets                Sub-Account
   Equity Sub-Account (a)                                BHFTII Baillie Gifford International Stock
BHFTI Brighthouse/Eaton Vance Floating Rate                Sub-Account (a)
   Sub-Account                                           BHFTII BlackRock Bond Income Sub-Account (a)
BHFTI Brighthouse/Franklin Low Duration Total            BHFTII BlackRock Capital Appreciation Sub-Account
   Return Sub-Account                                    BHFTII BlackRock Ultra-Short Term Bond
BHFTI Brighthouse/Templeton International Bond             Sub-Account (a)
   Sub-Account                                           BHFTII Brighthouse Asset Allocation 20 Sub-Account
BHFTI Brighthouse/Wellington Large Cap Research          BHFTII Brighthouse Asset Allocation 40 Sub-Account
   Sub-Account                                           BHFTII Brighthouse Asset Allocation 60 Sub-Account
BHFTI Clarion Global Real Estate Sub-Account (a)         BHFTII Brighthouse Asset Allocation 80 Sub-Account
BHFTI ClearBridge Aggressive Growth                      BHFTII Brighthouse/Artisan Mid Cap Value
   Sub-Account (a)                                         Sub-Account
BHFTI Harris Oakmark International Sub-Account           BHFTII Brighthouse/Dimensional International Small
BHFTI Invesco Balanced-Risk Allocation                     Company Sub-Account
   Sub-Account                                           BHFTII Brighthouse/Wellington Core Equity
BHFTI Invesco Comstock Sub-Account                         Opportunities Sub-Account (a)
BHFTI Invesco Small Cap Growth Sub-Account (a)           BHFTII Frontier Mid Cap Growth Sub-Account
BHFTI JPMorgan Core Bond Sub-Account (a)                 BHFTII Jennison Growth Sub-Account (a)
BHFTI JPMorgan Global Active Allocation                  BHFTII Loomis Sayles Small Cap Growth
   Sub-Account                                             Sub-Account
BHFTI JPMorgan Small Cap Value Sub-Account               BHFTII MetLife Aggregate Bond Index Sub-Account
BHFTI Loomis Sayles Global Markets Sub-Account           BHFTII MetLife Mid Cap Stock Index Sub-Account
                                                         BHFTII MetLife MSCI EAFE Index Sub-Account

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


BHFTII MetLife Russell 2000 Index Sub-Account            Deutsche II Government & Agency Securities
BHFTII MetLife Stock Index Sub-Account (a)                  Sub-Account
BHFTII MFS Total Return Sub-Account (a)                  Fidelity VIP Equity-Income Sub-Account (a)
BHFTII MFS Value Sub-Account                             Fidelity VIP Growth Opportunities Sub-Account
BHFTII Neuberger Berman Genesis Sub-Account (a)          FTVIPT Templeton Foreign VIP Sub-Account (a)
BHFTII T. Rowe Price Large Cap Growth                    Invesco V.I. International Growth Sub-Account (a)
   Sub-Account (a)                                       PIMCO VIT High Yield Sub-Account
BHFTII T. Rowe Price Small Cap Growth                    PIMCO VIT Low Duration Sub-Account
   Sub-Account (a)                                       Putnam VT Equity Income Sub-Account
BHFTII VanEck Global Natural Resources                   Putnam VT Multi-Cap Growth Sub-Account (a)
   Sub-Account                                           Russell Global Real Estate Securities Sub-Account
BHFTII Western Asset Management Strategic Bond           Russell International Developed Markets Sub-Account
   Opportunities Sub-Account (a)                         Russell Strategic Bond Sub-Account
BHFTII Western Asset Management U.S. Government          Russell U.S. Small Cap Equity Sub-Account
   Sub-Account                                           Russell U.S. Strategic Equity Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying fund or portfolio of the Trusts.


3.  PORTFOLIO CHANGES


The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2017:

NAME CHANGES:

Former Name                                             New Name

(MIST) Goldman Sachs Mid Cap Value Portfolio            (BHFTI) Wells Capital Management Mid Cap Value
                                                           Portfolio
(MIST) Invesco Mid Cap Value Portfolio                  (BHFTI) Victory Sycamore Mid Cap Portfolio
(MIST) Met/Aberdeen Emerging Markets Equity             (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                               Equity Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio          (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                           Portfolio
(MIST) Met/Franklin Low Duration Total Return           (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                               Return Portfolio
(MIST) Met/Templeton International Bond Portfolio       (BHFTI) Brighthouse/Templeton International Bond
                                                           Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio      (BHFTI) Brighthouse/Wellington Large Cap Research
                                                           Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio           (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                  (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                (BHFTI) Brighthouse Small Cap Value Portfolio
(MIST) Pyramis Managed Risk Portfolio                   (BHFTI) Schroders Global Multi-Asset II Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio           (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio               (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                           Portfolio
(MSF) Met/Dimensional International Small Company       (BHFTII) Brighthouse/Dimensional International
   Portfolio                                               Small Company Portfolio

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


Former Name                                                 New Name

(MSF) Met/Wellington Core Equity Opportunities              (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                                  Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio                 (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio                 (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio                 (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio                 (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                             (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                          (BHFTII) MetLife Russell 2000 Index Portfolio
(MSF) Van Eck Global Natural Resources Portfolio            (BHFTII) VanEck Global Natural Resources Portfolio
Russell Aggressive Equity Portfolio                         Russell U.S. Small Cap Equity Portfolio
Russell Core Bond Portfolio                                 Russell Strategic Bond Portfolio
Russell Multi-Style Equity Portfolio                        Russell U.S. Strategic Equity Portfolio
Russell Non-U.S. Portfolio                                  Russell International Developed Markets Portfolio

TRUST NAME CHANGES:

Former Name                                              New Name

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Name                                           New Name

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                            New Name

MetLife Investors Variable Annuity Account One         Brighthouse Variable Annuity Account C

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.50% - 1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.15% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.35% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $0 to $25 may be deducted after twelve transfers are made in a contract year or for certain contracts, 2% of the amount transferred from the contract value, if less. In addition, the Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The BHFTI and BHFTII Trusts currently offer shares of their portfolios to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of the BHFTI and BHFTII Trusts.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                  -------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------     -------------   --------------
     American Funds Global Growth Sub-Account...................      3,775,169        80,282,220         4,814,943       20,740,498
     American Funds Global Small Capitalization Sub-Account.....      1,134,510        21,149,138           561,970        3,895,266
     American Funds Growth Sub-Account..........................      1,849,966        99,085,577        14,460,834       22,838,785
     BHFTI AB Global Dynamic Allocation Sub-Account.............      2,391,795        25,787,676         1,282,841        4,360,897
     BHFTI Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account..............................................         34,692           373,084            81,776           95,502
     BHFTI American Funds Balanced Allocation Sub-Account.......     22,708,152       204,572,323        23,401,479       29,000,716
     BHFTI American Funds Growth Allocation Sub-Account.........     27,094,234       237,915,179        30,210,646       31,542,584
     BHFTI American Funds Growth Sub-Account....................      3,084,468        29,218,654         5,690,731        6,505,042
     BHFTI American Funds Moderate Allocation Sub-Account.......     10,904,152        99,884,684        11,273,049       14,044,162
     BHFTI AQR Global Risk Balanced Sub-Account.................        991,991        10,363,316         1,187,253        2,084,511
     BHFTI BlackRock Global Tactical Strategies Sub-Account.....      5,462,569        55,622,966         2,645,553        7,094,176
     BHFTI BlackRock High Yield Sub-Account.....................      1,884,586        15,142,246         1,847,095        1,892,502
     BHFTI Brighthouse Asset Allocation 100 Sub-Account.........     12,435,262       121,530,669        11,312,289       23,531,865
     BHFTI Brighthouse Balanced Plus Sub-Account................     11,399,677       121,169,304        12,540,328       14,772,656
     BHFTI Brighthouse Small Cap Value Sub-Account..............      2,767,963        39,952,214         2,286,105        6,915,325
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Sub-Account..............................................      3,944,041        40,214,651         2,183,599        6,432,028
     BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account....        322,911         3,320,442           648,333          774,613
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Sub-Account..............................................      3,240,522        31,947,865         3,235,890        2,524,755
     BHFTI Brighthouse/Templeton International Bond
       Sub-Account..............................................        469,751         5,260,168           387,609          443,985
     BHFTI Brighthouse/Wellington Large Cap Research
       Sub-Account..............................................        572,819         6,181,015         1,169,201        1,259,511
     BHFTI Clarion Global Real Estate Sub-Account...............      2,550,393        30,440,610         1,815,528        3,481,640
     BHFTI ClearBridge Aggressive Growth Sub-Account............      4,844,386        44,792,827         1,433,275       12,602,057
     BHFTI Harris Oakmark International Sub-Account.............      4,069,306        58,117,166         3,337,150       10,871,055
     BHFTI Invesco Balanced-Risk Allocation Sub-Account.........      1,577,529        16,170,531         3,332,639        3,103,372
     BHFTI Invesco Comstock Sub-Account.........................      7,237,664        78,514,181         6,626,028       15,916,051
     BHFTI Invesco Small Cap Growth Sub-Account.................      3,538,989        49,580,205         5,723,723        7,789,906
     BHFTI JPMorgan Core Bond Sub-Account.......................      1,489,965        15,496,182         3,254,316        1,035,243
     BHFTI JPMorgan Global Active Allocation Sub-Account........      1,320,978        14,579,330         1,252,961        1,580,879
     BHFTI JPMorgan Small Cap Value Sub-Account.................        539,837         7,784,047         1,714,018        1,247,701
     BHFTI Loomis Sayles Global Markets Sub-Account.............        726,399         9,597,362         1,451,959        1,921,890
     BHFTI MetLife Multi-Index Targeted Risk Sub-Account........        932,326        11,530,023         6,535,675          953,778
     BHFTI MFS Research International Sub-Account...............      8,691,577        97,699,250         3,423,101       16,129,709
     BHFTI Morgan Stanley Mid Cap Growth Sub-Account............      3,002,591        29,306,976         1,019,408        9,610,989
     BHFTI Oppenheimer Global Equity Sub-Account................      1,840,854        31,277,892         1,055,813        8,374,113
     BHFTI PanAgora Global Diversified Risk Sub-Account.........         99,171         1,068,130           238,206          307,289
     BHFTI PIMCO Inflation Protected Bond Sub-Account...........      8,216,355        88,121,504         5,129,374        6,078,408
     BHFTI PIMCO Total Return Sub-Account.......................     33,670,688       390,204,669        17,104,791       24,897,269
     BHFTI Pyramis Government Income Sub-Account................        522,509         5,637,640           737,716        1,008,411
     BHFTI Schroders Global Multi-Asset II Sub-Account..........        432,532         4,777,416           661,898        3,266,286
     BHFTI Schroders Global Multi-Asset Sub-Account.............        610,518         6,812,279           974,472        1,477,190
     BHFTI SSGA Growth and Income ETF Sub-Account...............     11,406,976       125,604,808         4,954,139       16,759,840
     BHFTI SSGA Growth ETF Sub-Account..........................      3,759,021        41,254,880         3,947,397        8,235,252
     BHFTI T. Rowe Price Large Cap Value Sub-Account............     15,641,362       403,943,535        59,744,099       81,496,056
     BHFTI T. Rowe Price Mid Cap Growth Sub-Account.............      7,203,411        66,372,285         8,572,919       10,633,839
     BHFTI Victory Sycamore Mid Cap Value Sub-Account...........      7,901,105       144,905,004         2,636,441       20,664,801
     BHFTI Wells Capital Management Mid Cap Value
       Sub-Account..............................................      1,259,666        16,499,491           536,291        1,993,097
     BHFTII Baillie Gifford International Stock Sub-Account.....      1,251,546        12,353,338           842,709        3,830,466
     BHFTII BlackRock Bond Income Sub-Account...................        913,818        96,293,729         9,199,245        7,355,633
     BHFTII BlackRock Capital Appreciation Sub-Account..........        266,145         7,122,821           867,368        1,838,050

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2017             DECEMBER 31, 2017
                                                                   -------------------------------   -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                       SHARES          COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                   -------------     -------------   -------------    --------------
     BHFTII BlackRock Ultra-Short Term Bond Sub-Account..........        543,108        54,331,770       5,022,867       16,855,495
     BHFTII Brighthouse Asset Allocation 20 Sub-Account..........      1,636,406        17,863,860      11,450,837        7,992,139
     BHFTII Brighthouse Asset Allocation 40 Sub-Account..........     86,757,171     1,041,450,532      53,934,968      133,442,129
     BHFTII Brighthouse Asset Allocation 60 Sub-Account..........    191,536,142     2,424,569,569     138,248,127      254,840,013
     BHFTII Brighthouse Asset Allocation 80 Sub-Account..........    114,568,027     1,577,812,034     117,110,325      202,597,094
     BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account........        137,481        29,774,413         293,010        4,994,471
     BHFTII Brighthouse/Dimensional International Small Company
       Sub-Account...............................................        317,093         4,353,756         909,472        1,590,327
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Sub-Account...............................................      8,291,170       237,703,928      15,154,447       35,466,922
     BHFTII Frontier Mid Cap Growth Sub-Account..................        233,334         6,902,049         321,920        1,801,935
     BHFTII Jennison Growth Sub-Account..........................      7,994,548       100,014,644      10,332,563       22,716,887
     BHFTII Loomis Sayles Small Cap Growth Sub-Account...........      1,112,956        11,873,659       1,010,205        2,630,149
     BHFTII MetLife Aggregate Bond Index Sub-Account.............        611,186         6,612,627       1,302,913          829,661
     BHFTII MetLife Mid Cap Stock Index Sub-Account..............        392,215         6,707,461       2,218,083          921,186
     BHFTII MetLife MSCI EAFE Index Sub-Account..................        222,034         2,759,294         646,761          550,293
     BHFTII MetLife Russell 2000 Index Sub-Account...............        303,638         5,569,058       3,733,255        3,045,786
     BHFTII MetLife Stock Index Sub-Account......................      1,054,244        38,327,207       5,095,456        7,169,247
     BHFTII MFS Total Return Sub-Account.........................        510,956        71,615,175       8,673,165       11,222,535
     BHFTII MFS Value Sub-Account................................     11,419,696       163,400,336      15,650,838       22,168,951
     BHFTII Neuberger Berman Genesis Sub-Account.................      1,941,994        29,143,884       4,521,006        6,477,260
     BHFTII T. Rowe Price Large Cap Growth Sub-Account...........      2,794,727        51,056,766       6,212,684       10,667,243
     BHFTII T. Rowe Price Small Cap Growth Sub-Account...........        677,830        11,845,092       2,767,369        2,194,981
     BHFTII VanEck Global Natural Resources Sub-Account..........        391,625         4,568,082         876,268          631,787
     BHFTII Western Asset Management Strategic Bond
       Opportunities Sub-Account.................................     13,659,935       177,000,593      10,376,888       26,059,693
     BHFTII Western Asset Management U.S. Government
       Sub-Account...............................................        320,635         3,813,369       1,181,068        2,140,998
     Deutsche II Government & Agency Securities Sub-Account......         28,098           336,748          19,169            9,913
     Fidelity VIP Equity-Income Sub-Account......................        248,249         5,236,170         353,271          999,163
     Fidelity VIP Growth Opportunities Sub-Account...............          4,289            91,498          18,109            4,877
     FTVIPT Templeton Foreign VIP Sub-Account....................      1,372,282        19,480,800         756,789        2,564,271
     Invesco V.I. International Growth Sub-Account...............        138,830         3,937,201         264,769          765,408
     PIMCO VIT High Yield Sub-Account............................        639,422         4,858,728         470,747          938,676
     PIMCO VIT Low Duration Sub-Account..........................        757,371         7,848,924         257,409          797,833
     Putnam VT Equity Income Sub-Account.........................        776,921        11,551,771       1,128,592        3,824,531
     Putnam VT Multi-Cap Growth Sub-Account......................         56,721         1,302,699         204,791          256,052
     Russell Global Real Estate Securities Sub-Account...........         33,469           496,304          37,245          115,432
     Russell International Developed Markets Sub-Account.........        180,056         2,023,789         209,291          764,485
     Russell Strategic Bond Sub-Account..........................        406,971         4,202,695         253,481        1,467,415
     Russell U.S. Small Cap Equity Sub-Account...................         71,441           984,723         100,935          337,505
     Russell U.S. Strategic Equity Sub-Account...................        350,464         5,450,552         731,624        1,871,323

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:



                                          AMERICAN FUNDS                 AMERICAN FUNDS                 AMERICAN FUNDS
                                           GLOBAL GROWTH           GLOBAL SMALL CAPITALIZATION              GROWTH
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ----------------------------
                                        2017           2016            2017           2016           2017            2016
                                   -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........      2,325,225       2,439,297         628,933        661,511        412,462        452,298
Units issued and transferred
   from other funding options....         71,993         196,171          21,062         57,550         10,047         20,646
Units redeemed and transferred to
   other funding options.........      (430,801)       (310,243)        (91,744)       (90,128)       (67,519)       (60,482)
                                   -------------  --------------  --------------  -------------  -------------  -------------
Units end of year................      1,966,417       2,325,225         558,251        628,933        354,990        412,462
                                   =============  ==============  ==============  =============  =============  =============


                                                                              BHFTI
                                          BHFTI AB GLOBAL           ALLIANZ GLOBAL INVESTORS         BHFTI AMERICAN FUNDS
                                        DYNAMIC ALLOCATION          DYNAMIC MULTI-ASSET PLUS          BALANCED ALLOCATION
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016            2017           2016
                                   --------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year..........       2,337,314      2,509,143        368,903         325,715      16,822,895     17,709,534
Units issued and transferred
   from other funding options....          90,137        233,440         68,940          89,793         870,925      1,077,545
Units redeemed and transferred to
   other funding options.........       (328,665)      (405,269)       (81,406)        (46,605)     (2,045,883)    (1,964,184)
                                   --------------  -------------  -------------  --------------  --------------  -------------
Units end of year................       2,098,786      2,337,314        356,437         368,903      15,647,937     16,822,895
                                   ==============  =============  =============  ==============  ==============  =============

                                       BHFTI AMERICAN FUNDS          BHFTI AMERICAN FUNDS           BHFTI AMERICAN FUNDS
                                         GROWTH ALLOCATION                  GROWTH                   MODERATE ALLOCATION
                                            SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  ----------------------------  ----------------------------
                                        2017           2016           2017            2016          2017            2016
                                   --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      18,323,581     19,442,122      2,028,328      2,207,865      8,284,233      8,704,425
Units issued and transferred
   from other funding options....       1,130,558        934,737        161,911        208,845        411,713        451,582
Units redeemed and transferred to
   other funding options.........     (2,281,105)    (2,053,278)      (386,682)      (388,382)      (968,955)      (871,774)
                                   --------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      17,173,034     18,323,581      1,803,557      2,028,328      7,726,991      8,284,233
                                   ==============  =============  =============  =============  =============  =============


                                                BHFTI                     BHFTI BLACKROCK               BHFTI BLACKROCK
                                      AQR GLOBAL RISK BALANCED      GLOBAL TACTICAL STRATEGIES            HIGH YIELD
                                             SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ----------------------------
                                        2017            2016            2017           2016           2017           2016
                                   --------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........         917,246       1,002,811       4,759,942      5,126,239        512,162        577,469
Units issued and transferred
   from other funding options....          65,380          97,426         199,200        364,688         56,095         94,107
Units redeemed and transferred to
   other funding options.........       (190,243)       (182,991)       (579,171)      (730,985)       (78,714)      (159,414)
                                   --------------  --------------  --------------  -------------  -------------  -------------
Units end of year................         792,383         917,246       4,379,971      4,759,942        489,543        512,162
                                   ==============  ==============  ==============  =============  =============  =============


                                         BHFTI BRIGHTHOUSE              BHFTI BRIGHTHOUSE              BHFTI BRIGHTHOUSE
                                       ASSET ALLOCATION 100               BALANCED PLUS                 SMALL CAP VALUE
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016           2017            2016
                                   --------------  -------------  -------------  --------------  -------------  --------------

Units beginning of year..........       9,231,635     10,516,473      9,440,519       9,868,677      1,703,914       1,932,375
Units issued and transferred
   from other funding options....          86,926        250,939        434,392         556,160         58,835         108,911
Units redeemed and transferred to
   other funding options.........     (1,190,074)    (1,535,777)    (1,097,184)       (984,318)      (263,199)       (337,372)
                                   --------------  -------------  -------------  --------------  -------------  --------------
Units end of year................       8,128,487      9,231,635      8,777,727       9,440,519      1,499,550       1,703,914
                                   ==============  =============  =============  ==============  =============  ==============


                                               BHFTI                          BHFTI                           BHFTI
                                       BRIGHTHOUSE/ABERDEEN          BRIGHTHOUSE/EATON VANCE          BRIGHTHOUSE/FRANKLIN
                                      EMERGING MARKETS EQUITY             FLOATING RATE             LOW DURATION TOTAL RETURN
                                            SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ------------------------------
                                       2017            2016            2017            2016           2017            2016
                                   -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........      3,939,504       4,322,870         302,346        325,945       2,993,090       3,199,892
Units issued and transferred
   from other funding options....        322,326         443,695          51,047         65,486         510,151         392,039
Units redeemed and transferred to
   other funding options.........      (683,297)       (827,061)        (68,076)       (89,085)       (450,939)       (598,841)
                                   -------------  --------------  --------------  -------------  --------------  --------------
Units end of year................      3,578,533       3,939,504         285,317        302,346       3,052,302       2,993,090
                                   =============  ==============  ==============  =============  ==============  ==============

                                                BHFTI                          BHFTI
                                        BRIGHTHOUSE/TEMPLETON         BRIGHTHOUSE/WELLINGTON                  BHFTI
                                         INTERNATIONAL BOND             LARGE CAP RESEARCH         CLARION GLOBAL REAL ESTATE
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2017            2016           2017            2016            2017            2016
                                   --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year..........         361,455         363,028        421,113         440,038       1,688,991      1,794,608
Units issued and transferred
   from other funding options....          45,237          52,206         44,508          43,222         119,020        142,490
Units redeemed and transferred to
   other funding options.........        (46,462)        (53,779)       (65,165)        (62,147)       (239,900)      (248,107)
                                   --------------  --------------  -------------  --------------  --------------  -------------
Units end of year................         360,230         361,455        400,456         421,113       1,568,111      1,688,991
                                   ==============  ==============  =============  ==============  ==============  =============



                                         BHFTI CLEARBRIDGE                    BHFTI                      BHFTI INVESCO
                                         AGGRESSIVE GROWTH        HARRIS OAKMARK INTERNATIONAL     BALANCED-RISK ALLOCATION
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017            2016           2017           2016            2017           2016
                                   --------------  -------------  --------------  -------------  -------------  --------------

Units beginning of year..........       5,827,981      6,631,372       2,406,649      2,612,481     13,924,976      14,933,512
Units issued and transferred
   from other funding options....         187,303        411,865         139,103        179,153      2,016,804       2,528,998
Units redeemed and transferred to
   other funding options.........       (851,972)    (1,215,256)       (400,532)      (384,985)    (2,867,455)     (3,537,534)
                                   --------------  -------------  --------------  -------------  -------------  --------------
Units end of year................       5,163,312      5,827,981       2,145,220      2,406,649     13,074,325      13,924,976
                                   ==============  =============  ==============  =============  =============  ==============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                                        BHFTI INVESCO                 BHFTI JPMORGAN
                                      BHFTI INVESCO COMSTOCK          SMALL CAP GROWTH                   CORE BOND
                                            SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------  ----------------------------  -----------------------------
                                        2017           2016          2017           2016           2017            2016
                                   -------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year..........      6,085,911      6,794,241      1,791,853      2,013,774      1,192,318       1,289,783
Units issued and transferred
   from other funding options....        261,717        326,921         48,487         96,541        353,904         245,940
Units redeemed and transferred to
   other funding options.........      (966,190)    (1,035,251)      (264,091)      (318,462)      (159,133)       (343,405)
                                   -------------  -------------  -------------  -------------  -------------  --------------
Units end of year................      5,381,438      6,085,911      1,576,249      1,791,853      1,387,089       1,192,318
                                   =============  =============  =============  =============  =============  ==============


                                         BHFTI JPMORGAN                  BHFTI JPMORGAN                  BHFTI LOOMIS
                                    GLOBAL ACTIVE ALLOCATION             SMALL CAP VALUE             SAYLES GLOBAL MARKETS
                                           SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------  ------------------------------  ----------------------------
                                       2017           2016            2017            2016            2017           2016
                                   -------------  -------------  --------------  --------------  -------------  -------------

Units beginning of year..........     11,950,928     11,943,206         370,317         405,607        651,629        792,857
Units issued and transferred
   from other funding options....        782,198      1,530,938          67,726          37,600         71,182         66,901
Units redeemed and transferred to
   other funding options.........    (1,184,335)    (1,523,216)        (68,311)        (72,890)       (98,759)      (208,129)
                                   -------------  -------------  --------------  --------------  -------------  -------------
Units end of year................     11,548,791     11,950,928         369,732         370,317        624,052        651,629
                                   =============  =============  ==============  ==============  =============  =============

                                            BHFTI METLIFE                      BHFTI                 BHFTI MORGAN STANLEY
                                      MULTI-INDEX TARGETED RISK     MFS RESEARCH INTERNATIONAL          MID CAP GROWTH
                                             SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ----------------------------
                                        2017            2016            2017           2016           2017           2016
                                   --------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........       2,797,436       3,142,871       6,134,222      6,494,721      2,899,820      3,072,912
Units issued and transferred
   from other funding options....       4,176,402         982,330         249,788        385,163        109,583        200,437
Units redeemed and transferred to
   other funding options.........       (537,568)     (1,327,765)       (978,850)      (745,662)      (498,890)      (373,529)
                                   --------------  --------------  --------------  -------------  -------------  -------------
Units end of year................       6,436,270       2,797,436       5,405,160      6,134,222      2,510,513      2,899,820
                                   ==============  ==============  ==============  =============  =============  =============


                                         BHFTI OPPENHEIMER                BHFTI PANAGORA                    BHFTI PIMCO
                                           GLOBAL EQUITY              GLOBAL DIVERSIFIED RISK        INFLATION PROTECTED BOND
                                            SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                   -----------------------------  ------------------------------  ------------------------------
                                        2017           2016            2017            2016            2017            2016
                                   -------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      2,375,953       2,485,407       1,024,246          83,104       5,428,636       5,839,782
Units issued and transferred
   from other funding options....         80,089         139,765         233,566       1,225,382         660,714         380,898
Units redeemed and transferred to
   other funding options.........      (449,531)       (249,219)       (277,219)       (284,240)       (750,744)       (792,044)
                                   -------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      2,006,511       2,375,953         980,593       1,024,246       5,338,606       5,428,636
                                   =============  ==============  ==============  ==============  ==============  ==============

                                                 BHFTI                         BHFTI                    BHFTI SCHRODERS
                                          PIMCO TOTAL RETURN         PYRAMIS GOVERNMENT INCOME       GLOBAL MULTI-ASSET II
                                              SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2017            2016           2017          2016           2017            2016
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............     20,696,610     22,440,680        523,252        467,757        631,373        693,897
Units issued and transferred
   from other funding options......      1,863,352      1,532,515         83,351        264,074         52,316         64,517
Units redeemed and transferred to
   other funding options...........    (2,522,484)    (3,276,585)      (115,013)      (208,579)      (265,793)      (127,041)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................     20,037,478     20,696,610        491,590        523,252        417,896        631,373
                                     =============  =============  =============  =============  =============  =============


                                            BHFTI SCHRODERS                BHFTI SSGA
                                          GLOBAL MULTI-ASSET          GROWTH AND INCOME ETF          BHFTI SSGA GROWTH ETF
                                              SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                          2017           2016          2017           2016            2017           2016
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............      5,999,349      6,949,271      8,781,559      9,555,148      3,010,392      3,298,669
Units issued and transferred
   from other funding options......        668,865        565,681        146,684        175,447        206,516         77,060
Units redeemed and transferred to
   other funding options...........    (1,120,703)    (1,515,603)      (985,303)      (949,036)      (507,720)      (365,337)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................      5,547,511      5,999,349      7,942,940      8,781,559      2,709,188      3,010,392
                                     =============  =============  =============  =============  =============  =============

                                        BHFTI T. ROWE PRICE            BHFTI T. ROWE PRICE               BHFTI VICTORY
                                          LARGE CAP VALUE                MID CAP GROWTH             SYCAMORE MID CAP VALUE
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016            2017           2016
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........      6,154,931       6,924,886       3,917,608      4,314,401      4,094,702       4,441,107
Units issued and transferred
   from other funding options....        132,548         190,182         184,438        328,230        175,345         241,333
Units redeemed and transferred to
   other funding options.........      (891,037)       (960,137)       (546,204)      (725,023)      (598,743)       (587,738)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................      5,396,442       6,154,931       3,555,842      3,917,608      3,671,304       4,094,702
                                   =============  ==============  ==============  =============  =============  ==============


                                        BHFTI WELLS CAPITAL              BHFTII BAILLIE                    BHFTII
                                     MANAGEMENT MID CAP VALUE      GIFFORD INTERNATIONAL STOCK      BLACKROCK BOND INCOME
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ------------------------------  ----------------------------
                                       2017            2016           2017            2016           2017            2016
                                   -------------  -------------  --------------  --------------  -------------  -------------

Units beginning of year..........        680,872        722,802       1,223,325       1,337,151      1,339,462      1,351,726
Units issued and transferred
   from other funding options....         31,918         47,450          74,776          79,941        185,668        241,861
Units redeemed and transferred to
   other funding options.........       (87,257)       (89,380)       (278,164)       (193,767)      (193,272)      (254,125)
                                   -------------  -------------  --------------  --------------  -------------  -------------
Units end of year................        625,533        680,872       1,019,937       1,223,325      1,331,858      1,339,462
                                   =============  =============  ==============  ==============  =============  =============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                          BHFTII BLACKROCK               BHFTII BLACKROCK              BHFTII BRIGHTHOUSE
                                        CAPITAL APPRECIATION           ULTRA-SHORT TERM BOND           ASSET ALLOCATION 20
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2017            2016            2017            2016           2017            2016
                                   --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........       1,443,013       1,769,864       6,971,036      7,501,150         967,598         717,455
Units issued and transferred
   from other funding options....          69,773          37,560         835,156      3,947,368         759,366         885,103
Units redeemed and transferred to
   other funding options.........       (230,435)       (364,411)     (2,005,347)    (4,477,482)       (559,253)       (634,960)
                                   --------------  --------------  --------------  -------------  --------------  --------------
Units end of year................       1,282,351       1,443,013       5,800,845      6,971,036       1,167,711         967,598
                                   ==============  ==============  ==============  =============  ==============  ==============


                                        BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE
                                        ASSET ALLOCATION 40            ASSET ALLOCATION 60            ASSET ALLOCATION 80
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ------------------------------
                                        2017           2016            2017           2016            2017            2016
                                   -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........     68,430,242      75,171,316     141,782,418    155,063,013      94,037,132     102,900,180
Units issued and transferred
   from other funding options....      1,025,875       1,463,519       1,962,875      2,299,734       1,320,703       1,551,054
Units redeemed and transferred to
   other funding options.........    (8,420,767)     (8,204,593)    (14,789,769)   (15,580,329)    (11,064,830)    (10,414,102)
                                   -------------  --------------  --------------  -------------  --------------  --------------
Units end of year................     61,035,350      68,430,242     128,955,524    141,782,418      84,293,005      94,037,132
                                   =============  ==============  ==============  =============  ==============  ==============

                                              BHFTII                         BHFTII                        BHFTII
                                        BRIGHTHOUSE/ARTISAN          BRIGHTHOUSE/DIMENSIONAL       BRIGHTHOUSE/WELLINGTON
                                           MID CAP VALUE           INTERNATIONAL SMALL COMPANY    CORE EQUITY OPPORTUNITIES
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ----------------------------
                                        2017           2016            2017           2016           2017            2016
                                   -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........      1,583,111       1,752,245         221,680        190,177      9,007,829      8,189,551
Units issued and transferred
   from other funding options....         42,421          64,648          30,148        112,380        251,610      1,980,773
Units redeemed and transferred to
   other funding options.........      (227,660)       (233,782)        (71,385)       (80,877)    (1,194,413)    (1,162,495)
                                   -------------  --------------  --------------  -------------  -------------  -------------
Units end of year................      1,397,872       1,583,111         180,443        221,680      8,065,026      9,007,829
                                   =============  ==============  ==============  =============  =============  =============



                                              BHFTII                                                     BHFTII LOOMIS
                                      FRONTIER MID CAP GROWTH        BHFTII JENNISON GROWTH         SAYLES SMALL CAP GROWTH
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016            2017           2016
                                   --------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year..........         404,243        451,098      6,806,523       7,555,728         766,457        821,988
Units issued and transferred
   from other funding options....           8,707         17,119        225,824         399,910          28,823         52,757
Units redeemed and transferred to
   other funding options.........        (78,407)       (63,974)    (1,180,655)     (1,149,115)       (131,786)      (108,288)
                                   --------------  -------------  -------------  --------------  --------------  -------------
Units end of year................         334,543        404,243      5,851,692       6,806,523         663,494        766,457
                                   ==============  =============  =============  ==============  ==============  =============

                                               BHFTII                          BHFTII                          BHFTII
                                       METLIFE AGGREGATE BOND        METLIFE MID CAP STOCK INDEX       METLIFE MSCI EAFE INDEX
                                          INDEX SUB-ACCOUNT                  SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........         361,670         333,816         206,200         238,711         190,960         192,876
Units issued and transferred
   from other funding options....          89,124         194,433          59,297          27,735          42,381          50,080
Units redeemed and transferred to
   other funding options.........        (70,615)       (166,579)        (30,157)        (60,246)        (37,298)        (51,996)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................         380,179         361,670         235,340         206,200         196,043         190,960
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                             BHFTII                         BHFTII
                                   METLIFE RUSSELL 2000 INDEX         METLIFE STOCK INDEX         BHFTII MFS TOTAL RETURN
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                       2017            2016           2017           2016           2017           2016
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........        184,537        190,582      2,342,862      2,202,886      1,883,922      2,072,502
Units issued and transferred
   from other funding options....        118,151         51,042        180,953        476,403        100,052         58,174
Units redeemed and transferred to
   other funding options.........      (101,007)       (57,087)      (330,733)      (336,427)      (277,615)      (246,754)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................        201,681        184,537      2,193,082      2,342,862      1,706,359      1,883,922
                                   =============  =============  =============  =============  =============  =============


                                                                            BHFTII                    BHFTII T. ROWE
                                        BHFTII MFS VALUE           NEUBERGER BERMAN GENESIS       PRICE LARGE CAP GROWTH
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  -----------------------------
                                       2017           2016           2017            2016           2017           2016
                                   -------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year..........      6,204,163      6,742,392      1,622,186      1,787,234      2,648,316       2,826,823
Units issued and transferred
   from other funding options....        237,692        343,026         72,812         55,694        173,922         269,706
Units redeemed and transferred to
   other funding options.........      (849,740)      (881,255)      (252,899)      (220,742)      (435,178)       (448,213)
                                   -------------  -------------  -------------  -------------  -------------  --------------
Units end of year................      5,592,115      6,204,163      1,442,099      1,622,186      2,387,060       2,648,316
                                   =============  =============  =============  =============  =============  ==============


                                                                                                          BHFTII
                                         BHFTII T. ROWE                  BHFTII VANECK           WESTERN ASSET MANAGEMENT
                                     PRICE SMALL CAP GROWTH        GLOBAL NATURAL RESOURCES    STRATEGIC BOND OPPORTUNITIES
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  -----------------------------
                                       2017           2016            2017           2016           2017           2016
                                   -------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year..........        383,309        354,053        296,411        369,982      6,144,561         242,504
Units issued and transferred
   from other funding options....         57,594         57,570         91,509         50,758        320,828       6,612,742
Units redeemed and transferred to
   other funding options.........       (59,013)       (28,314)       (67,421)      (124,329)      (928,620)       (710,685)
                                   -------------  -------------  -------------  -------------  -------------  --------------
Units end of year................        381,890        383,309        320,499        296,411      5,536,769       6,144,561
                                   =============  =============  =============  =============  =============  ==============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                        BHFTII WESTERN ASSET         DEUTSCHE II GOVERNMENT &
                                     MANAGEMENT U.S. GOVERNMENT          AGENCY SECURITIES          FIDELITY VIP EQUITY-INCOME
                                             SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........         281,647         346,447          17,308          20,500         240,861         237,912
Units issued and transferred
   from other funding options....          75,052          92,763             693             585           7,371          24,290
Units redeemed and transferred to
   other funding options.........       (135,926)       (157,563)           (363)         (3,777)        (33,882)        (21,341)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................         220,773         281,647          17,638          17,308         214,350         240,861
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                         FIDELITY VIP GROWTH             FTVIPT TEMPLETON          INVESCO V.I. INTERNATIONAL
                                            OPPORTUNITIES                   FOREIGN VIP                      GROWTH
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2017            2016            2017            2016           2017            2016
                                   --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........           7,041           7,249       1,247,219      1,344,591         230,766         248,546
Units issued and transferred
   from other funding options....               4              60          24,327         58,789          11,615          21,140
Units redeemed and transferred to
   other funding options.........           (152)           (268)       (129,894)      (156,161)        (31,681)        (38,920)
                                   --------------  --------------  --------------  -------------  --------------  --------------
Units end of year................           6,893           7,041       1,141,652      1,247,219         210,700         230,766
                                   ==============  ==============  ==============  =============  ==============  ==============


                                       PIMCO VIT HIGH YIELD          PIMCO VIT LOW DURATION         PUTNAM VT EQUITY INCOME
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017            2016           2017           2016
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........        246,210         276,491         566,101        568,417        695,231         784,971
Units issued and transferred
   from other funding options....         14,200          17,905          16,226         68,868         15,056           3,346
Units redeemed and transferred to
   other funding options.........       (42,376)        (48,186)        (51,409)       (71,184)      (123,386)        (93,086)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................        218,034         246,210         530,918        566,101        586,901         695,231
                                   =============  ==============  ==============  =============  =============  ==============


                                                                   RUSSELL GLOBAL REAL ESTATE        RUSSELL INTERNATIONAL
                                    PUTNAM VT MULTI-CAP GROWTH             SECURITIES                  DEVELOPED MARKETS
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016            2017           2016
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........         84,259          91,294          14,749         24,060        151,347         162,224
Units issued and transferred
   from other funding options....          1,790           2,514             360            934          4,147           7,762
Units redeemed and transferred to
   other funding options.........        (8,880)         (9,549)         (2,892)       (10,245)       (39,746)        (18,639)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................         77,169          84,259          12,217         14,749        115,748         151,347
                                   =============  ==============  ==============  =============  =============  ==============


                                        RUSSELL STRATEGIC BOND        RUSSELL U.S. SMALL CAP EQUITY
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                        2017              2016             2017            2016
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........          268,809          299,764           59,458          63,858
Units issued and transferred
   from other funding options....           12,250           15,699            1,119           3,206
Units redeemed and transferred to
   other funding options.........         (72,765)         (46,654)         (14,102)         (7,606)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................          208,294          268,809           46,475          59,458
                                   ===============  ===============  ===============  ==============



                                    RUSSELL U.S. STRATEGIC EQUITY
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2017            2016
                                   --------------  ---------------

Units beginning of year..........         325,131          360,251
Units issued and transferred
   from other funding options....           1,779            8,527
Units redeemed and transferred to
   other funding options.........        (75,899)         (43,647)
                                   --------------  ---------------
Units end of year................         251,011          325,131
                                   ==============  ===============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio or series for the respective stated periods in the five years ended December 31, 2017:

                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  American Funds Global          2017     1,966,417    47.03 - 59.65     114,161,057
     Growth Sub-Account          2016     2,325,225    36.46 - 45.71     103,643,942
                                 2015     2,439,297    36.93 - 45.77     108,934,361
                                 2014     2,751,181    35.19 - 43.13     115,995,281
                                 2013     2,956,878    35.06 - 42.47     122,929,858

  American Funds Global Small    2017       558,251    41.22 - 51.69      28,045,030
     Capitalization Sub-Account  2016       628,933    33.37 - 41.36      25,322,977
                                 2015       661,511    33.31 - 40.82      26,320,768
                                 2014       715,805    33.86 - 41.02      28,663,774
                                 2013       749,861    33.79 - 40.47      29,677,012

  American Funds Growth          2017       354,990  287.27 - 424.27     143,094,780
     Sub-Account                 2016       412,462  228.20 - 333.19     130,932,854
                                 2015       452,298  212.42 - 306.61     132,364,951
                                 2014       514,976  202.60 - 289.09     142,491,652
                                 2013       574,333  190.29 - 268.43     147,932,755

  BHFTI AB Global Dynamic        2017     2,098,786    13.28 - 14.54      30,016,919
     Allocation Sub-Account      2016     2,337,314    11.94 - 12.89      29,737,529
                                 2015     2,509,143    11.77 - 12.54      31,148,630
                                 2014     2,654,329    11.95 - 12.56      33,083,814
                                 2013     2,343,122    11.37 - 11.79      27,463,161

  BHFTI Allianz Global           2017       356,437      1.15 - 1.19         413,482
     Investors Dynamic           2016       368,903      1.01 - 1.04         376,122
     Multi-Asset Plus            2015       325,715      1.01 - 1.03         330,206
     Sub-Account                 2014       158,597      1.04 - 1.05         165,190
     (Commenced 4/28/2014)

  BHFTI American Funds           2017    15,647,937    14.43 - 15.82     240,479,236
     Balanced Allocation         2016    16,822,895    12.63 - 13.71     224,761,044
     Sub-Account                 2015    17,709,534    11.98 - 12.89     223,038,172
                                 2014    19,698,968    12.34 - 13.15     253,918,639
                                 2013    20,252,050    11.90 - 12.56     250,188,184

  BHFTI American Funds Growth    2017    17,173,034    15.03 - 16.64     277,986,780
     Allocation Sub-Account      2016    18,323,581    12.68 - 13.90     248,344,539
                                 2015    19,442,122    11.92 - 12.92     245,750,884
                                 2014    20,467,140    12.29 - 13.19     264,823,495
                                 2013    20,846,163    11.83 - 12.56     257,567,705

  BHFTI American Funds Growth    2017     1,803,557    17.79 - 19.69      34,515,126
     Sub-Account                 2016     2,028,328    14.24 - 15.60      30,849,664
                                 2015     2,207,865    13.36 - 14.48      31,283,615
                                 2014     2,298,588    12.84 - 13.78      31,030,886
                                 2013     2,337,771    12.15 - 12.90      29,652,918

                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  American Funds Global          2017      0.63         0.75 - 1.90        29.00 - 30.49
     Growth Sub-Account          2016      0.91         0.75 - 1.90      (1.27) - (0.13)
                                 2015      0.98         0.75 - 1.90          4.92 - 6.14
                                 2014      1.15         0.75 - 1.90          0.39 - 1.55
                                 2013      1.23         0.75 - 1.90        26.75 - 28.21

  American Funds Global Small    2017      0.43         0.75 - 1.90        23.53 - 24.96
     Capitalization Sub-Account  2016      0.25         0.75 - 1.90          0.18 - 1.34
                                 2015        --         0.75 - 1.90      (1.62) - (0.48)
                                 2014      0.12         0.75 - 1.90          0.20 - 1.36
                                 2013      0.87         0.75 - 1.90        25.87 - 27.32

  American Funds Growth          2017      0.49         0.75 - 1.90        25.89 - 27.34
     Sub-Account                 2016      0.76         0.75 - 1.90          7.43 - 8.67
                                 2015      0.58         0.75 - 1.90          4.85 - 6.06
                                 2014      0.78         0.75 - 1.90          6.47 - 7.70
                                 2013      0.92         0.75 - 1.90        27.65 - 29.13

  BHFTI AB Global Dynamic        2017      1.47         0.75 - 2.10        11.26 - 12.77
     Allocation Sub-Account      2016      1.58         0.75 - 2.10          1.44 - 2.82
                                 2015      3.29         0.75 - 2.10      (1.51) - (0.17)
                                 2014      1.82         0.75 - 2.10          5.12 - 6.55
                                 2013      1.26         0.75 - 2.10         8.84 - 10.32

  BHFTI Allianz Global           2017      1.52         0.75 - 1.80        13.43 - 14.63
     Investors Dynamic           2016      0.05         0.75 - 1.80          0.18 - 1.23
     Multi-Asset Plus            2015      1.57         0.75 - 1.75      (2.70) - (1.72)
     Sub-Account                 2014      0.71         0.75 - 1.90          4.02 - 4.83
     (Commenced 4/28/2014)

  BHFTI American Funds           2017      1.47         1.30 - 2.25        14.26 - 15.35
     Balanced Allocation         2016      1.62         1.30 - 2.25          5.41 - 6.42
     Sub-Account                 2015      1.41         1.30 - 2.25      (2.91) - (1.99)
                                 2014      1.27         1.30 - 2.25          3.69 - 4.68
                                 2013      1.38         1.30 - 2.25        15.90 - 17.00

  BHFTI American Funds Growth    2017      1.25         1.30 - 2.35        18.54 - 19.78
     Allocation Sub-Account      2016      1.29         1.30 - 2.35          6.43 - 7.55
                                 2015      1.31         1.30 - 2.35      (3.06) - (2.04)
                                 2014      1.02         1.30 - 2.35          3.92 - 5.01
                                 2013      1.03         1.30 - 2.35        22.20 - 23.49

  BHFTI American Funds Growth    2017      0.40         1.30 - 2.35        24.94 - 26.25
     Sub-Account                 2016      0.29         1.30 - 2.35          6.57 - 7.69
                                 2015      0.85         1.30 - 2.35          4.02 - 5.12
                                 2014      0.55         1.30 - 2.35          5.67 - 6.79
                                 2013      0.44         1.30 - 2.35        26.77 - 28.11

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTI American Funds           2017     7,726,991    13.65 - 14.89     111,985,572
     Moderate Allocation         2016     8,284,233    12.35 - 13.36     107,998,955
     Sub-Account                 2015     8,704,425    11.80 - 12.64     107,696,619
                                 2014     9,534,377    12.15 - 12.90     120,682,614
                                 2013     9,940,708    11.71 - 12.32     120,520,419

  BHFTI AQR Global Risk          2017       792,383    10.43 - 12.24       9,284,950
     Balanced Sub-Account        2016       917,246    10.34 - 11.23       9,918,414
                                 2015     1,002,811     9.70 - 10.38      10,103,496
                                 2014     1,180,403    10.96 - 11.57      13,331,418
                                 2013     1,320,863    10.78 - 11.21      14,540,600

  BHFTI BlackRock Global         2017     4,379,971    12.65 - 13.85      59,214,138
     Tactical Strategies         2016     4,759,942    11.37 - 12.31      57,468,349
     Sub-Account                 2015     5,126,239    11.10 - 11.88      59,888,787
                                 2014     5,433,425    11.36 - 11.98      64,277,237
                                 2013     5,138,582    10.96 - 11.40      58,089,937

  BHFTI BlackRock High Yield     2017       489,543    25.20 - 34.33      14,586,572
     Sub-Account                 2016       512,162    23.90 - 32.10      14,337,055
                                 2015       577,469    21.44 - 28.38      14,342,425
                                 2014       609,988    22.84 - 29.80      16,004,507
                                 2013       669,873    22.60 - 29.06      17,263,570

  BHFTI Brighthouse Asset        2017     8,128,487    17.43 - 22.52     164,891,503
     Allocation 100 Sub-Account  2016     9,231,635    14.38 - 18.46     154,829,188
                                 2015    10,516,473    13.38 - 17.07     164,241,529
                                 2014    11,741,945    13.85 - 17.55     190,098,691
                                 2013    13,877,565    13.36 - 16.82     217,076,586

  BHFTI Brighthouse Balanced     2017     8,777,727    14.12 - 15.72     135,770,059
     Plus Sub-Account            2016     9,440,519    12.22 - 13.38     124,545,194
                                 2015     9,868,677    11.54 - 12.44     121,397,195
                                 2014    10,108,081    12.39 - 13.07     130,987,679
                                 2013     9,766,619    11.55 - 12.01     116,669,137

  BHFTI Brighthouse Small Cap    2017     1,499,550    28.09 - 36.85      46,628,169
     Value Sub-Account           2016     1,703,914    25.74 - 33.37      48,205,759
                                 2015     1,932,375    20.08 - 25.72      42,344,849
                                 2014     2,229,469    21.73 - 27.52      52,562,409
                                 2013     2,514,889    21.87 - 27.37      59,255,307

  BHFTI Brighthouse/Aberdeen     2017     3,578,533    10.80 - 21.87      44,628,773
     Emerging Markets Equity     2016     3,939,504     8.62 - 17.24      38,793,731
     Sub-Account                 2015     4,322,870     7.91 - 15.64      38,672,360
                                 2014     4,494,197     9.40 - 18.37      47,209,408
                                 2013     5,244,853    10.29 - 19.86      59,292,583

  BHFTI Brighthouse/Eaton        2017       285,317    11.09 - 12.02       3,316,226
     Vance Floating Rate         2016       302,346    10.95 - 11.74       3,446,358
     Sub-Account                 2015       325,945    10.26 - 10.89       3,469,835
                                 2014       375,721    10.59 - 11.12       4,103,881
                                 2013       442,672    10.76 - 11.18       4,880,212



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTI American Funds           2017      1.76          1.30 - 2.20        10.51 - 11.51
     Moderate Allocation         2016      1.91          1.30 - 2.20          4.68 - 5.63
     Sub-Account                 2015      1.48          1.30 - 2.20      (2.89) - (2.01)
                                 2014      1.45          1.30 - 2.20          3.79 - 4.72
                                 2013      1.67          1.30 - 2.20        11.05 - 12.05

  BHFTI AQR Global Risk          2017      1.73          0.75 - 2.20          7.42 - 8.98
     Balanced Sub-Account        2016        --          0.75 - 2.20          6.59 - 8.15
                                 2015      5.65          0.75 - 2.20    (11.54) - (10.25)
                                 2014        --          0.75 - 2.20          1.73 - 3.22
                                 2013      2.19          0.75 - 2.20      (5.49) - (4.11)

  BHFTI BlackRock Global         2017      0.67          0.75 - 2.10        10.96 - 12.46
     Tactical Strategies         2016      1.46          0.75 - 2.15          2.21 - 3.65
     Sub-Account                 2015      1.55          0.75 - 2.20      (2.28) - (0.85)
                                 2014      1.09          0.75 - 2.20          3.61 - 5.12
                                 2013      1.30          0.75 - 2.20          7.91 - 9.48

  BHFTI BlackRock High Yield     2017      5.49          0.75 - 2.20          5.42 - 6.96
     Sub-Account                 2016      6.53          0.75 - 2.20        11.50 - 13.13
                                 2015      7.94          0.75 - 2.20      (6.14) - (4.76)
                                 2014      5.93          0.75 - 2.20          1.05 - 2.52
                                 2013      6.41          0.75 - 2.20          6.95 - 8.52

  BHFTI Brighthouse Asset        2017      1.23          0.75 - 2.35        20.09 - 22.02
     Allocation 100 Sub-Account  2016      2.27          0.75 - 2.35          6.45 - 8.16
                                 2015      1.30          0.75 - 2.35      (4.28) - (2.74)
                                 2014      0.73          0.75 - 2.35          2.65 - 4.30
                                 2013      0.76          0.75 - 2.35        26.50 - 28.54

  BHFTI Brighthouse Balanced     2017      1.54          0.75 - 2.35        15.59 - 17.45
     Plus Sub-Account            2016      2.85          0.75 - 2.35          5.85 - 7.56
                                 2015      2.11          0.75 - 2.35      (6.32) - (4.80)
                                 2014      1.75          0.75 - 2.20          7.26 - 8.83
                                 2013      1.17          0.75 - 2.20        11.87 - 13.51

  BHFTI Brighthouse Small Cap    2017      0.91          1.30 - 2.35         9.11 - 10.54
     Value Sub-Account           2016      1.07          1.30 - 2.35        28.21 - 29.86
                                 2015      0.10          1.30 - 2.35      (7.61) - (6.43)
                                 2014      0.05          1.30 - 2.35        (0.65) - 0.55
                                 2013      0.96          1.30 - 2.35        29.37 - 30.97

  BHFTI Brighthouse/Aberdeen     2017      1.10          0.75 - 2.35        25.36 - 27.37
     Emerging Markets Equity     2016      0.99          0.75 - 2.35         8.91 - 10.67
     Sub-Account                 2015      1.84          0.75 - 2.35    (15.82) - (14.46)
                                 2014      0.85          0.75 - 2.35      (8.69) - (7.22)
                                 2013      1.08          0.75 - 2.35      (7.19) - (5.69)

  BHFTI Brighthouse/Eaton        2017      3.73          1.30 - 2.35          1.28 - 2.34
     Vance Floating Rate         2016      3.98          1.30 - 2.35          6.73 - 7.86
     Sub-Account                 2015      3.55          1.30 - 2.35      (3.14) - (2.12)
                                 2014      3.36          1.30 - 2.35      (1.60) - (0.57)
                                 2013      3.46          1.30 - 2.35          1.42 - 2.50



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------  ------------------------------------------------
                                                      UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                       LOWEST TO           NET         INCOME          LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)      ASSETS ($)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                      ------------  ---------------  -------------  -------------  ----------------  ---------------
  BHFTI Brighthouse/Franklin    2017     3,052,302     9.44 - 10.40     30,979,269      1.42         0.75 - 2.20       (0.87) - 0.58
     Low Duration Total Return  2016     2,993,090     9.52 - 10.34     30,300,971      2.95         0.75 - 2.20         0.89 - 2.36
     Sub-Account                2015     3,199,892     9.43 - 10.10     31,741,708      3.03         0.75 - 2.20     (2.79) - (1.36)
                                2014     3,042,569     9.70 - 10.24     30,718,840      2.11         0.75 - 2.20       (1.14) - 0.30
                                2013     2,753,599     9.82 - 10.21     27,817,040      1.37         0.75 - 2.20       (1.04) - 0.40

  BHFTI Brighthouse/Templeton   2017       360,230    12.04 - 13.19      4,678,664        --         0.75 - 1.80     (1.64) - (0.61)
     International Bond         2016       361,455    12.24 - 13.27      4,730,866        --         0.75 - 1.80       (0.92) - 0.12
     Sub-Account                2015       363,028    12.36 - 13.25      4,753,496      8.12         0.75 - 1.80     (5.87) - (4.88)
                                2014       375,394    13.13 - 13.93      5,173,631      4.55         0.75 - 1.80       (0.66) - 0.38
                                2013       406,707    13.21 - 13.88      5,578,711      1.99         0.75 - 1.80       (0.77) - 0.28

  BHFTI                         2017       400,456    18.34 - 23.03      8,998,929      0.87         0.75 - 1.90       19.56 - 20.93
     Brighthouse/Wellington     2016       421,113    15.34 - 19.04      7,818,355      2.21         0.75 - 1.90         6.15 - 7.38
     Large Cap Research         2015       440,038    14.45 - 17.73      7,612,595      0.73         0.75 - 1.90         2.45 - 3.63
     Sub-Account                2014       469,413    14.11 - 17.11      7,846,047      0.72         0.75 - 1.90       11.28 - 12.57
                                2013       529,861    12.68 - 15.20      7,879,461      1.19         0.75 - 1.90       31.65 - 33.17

  BHFTI Clarion Global Real     2017     1,568,111    17.69 - 29.86     31,612,221      3.48         0.75 - 2.25         8.29 - 9.92
     Estate Sub-Account         2016     1,688,991    16.34 - 27.28     31,167,299      2.10         0.75 - 2.25       (1.37) - 0.12
                                2015     1,794,608    16.56 - 27.35     33,355,379      3.85         0.75 - 2.25     (3.60) - (2.14)
                                2014     2,046,417    17.18 - 28.08     39,064,246      1.61         0.75 - 2.25       10.75 - 12.42
                                2013     2,239,020    15.36 - 25.05     38,352,561      6.92         0.75 - 2.35         1.14 - 2.77

  BHFTI ClearBridge             2017     5,163,312    14.16 - 24.08     87,171,564      0.74         0.75 - 2.35       15.67 - 17.53
     Aggressive Growth          2016     5,827,981    12.13 - 20.57     84,280,301      0.42         0.75 - 2.35         0.30 - 1.91
     Sub-Account                2015     6,631,372    11.98 - 20.25     94,887,012      0.23         0.75 - 2.35     (6.27) - (4.75)
                                2014     7,869,613    12.66 - 21.35    118,710,076      0.14         0.75 - 2.35       16.13 - 18.00
                                2013     7,836,411    10.80 - 18.18    101,728,824      0.25         0.75 - 2.35       42.22 - 44.51

  BHFTI Harris Oakmark          2017     2,145,220    28.88 - 33.69     67,387,589      1.62         1.30 - 2.35       27.41 - 28.75
     International Sub-Account  2016     2,406,649    22.67 - 26.17     59,096,362      2.13         1.30 - 2.35         5.67 - 6.78
                                2015     2,612,481    21.44 - 24.51     60,470,847      3.10         1.30 - 2.35     (6.74) - (5.76)
                                2014     2,546,821    22.97 - 26.00     63,128,946      2.40         1.30 - 2.35     (7.98) - (7.01)
                                2013     2,725,021    24.93 - 27.96     72,879,342      2.48         1.30 - 2.35       27.46 - 28.80

  BHFTI Invesco Balanced-Risk   2017    13,074,325      1.19 - 1.28     16,201,139      3.78         0.75 - 2.15         7.67 - 9.18
     Allocation Sub-Account     2016    13,924,976      1.10 - 1.18     15,907,275      0.15         0.75 - 2.20        9.29 - 10.88
                                2015    14,933,512      1.01 - 1.06     15,481,955      2.82         0.75 - 2.20     (6.29) - (4.92)
                                2014    16,687,571      1.07 - 1.12     18,299,573        --         0.75 - 2.20         3.28 - 4.79
                                2013    18,674,457      1.04 - 1.06     19,667,126        --         0.75 - 2.20       (0.36) - 1.10

  BHFTI Invesco Comstock        2017     5,381,438    18.60 - 22.79    117,901,387      2.25         0.75 - 2.35       15.29 - 17.14
     Sub-Account                2016     6,085,911    16.14 - 19.45    114,185,355      2.53         0.75 - 2.35       14.57 - 16.42
                                2015     6,794,241    14.08 - 16.71    109,742,916      2.86         0.75 - 2.35     (8.16) - (6.67)
                                2014     7,316,140    15.33 - 17.90    126,997,201      0.94         0.75 - 2.35         6.77 - 8.50
                                2013     8,126,377    14.36 - 16.50    130,402,734      1.08         0.75 - 2.35       32.25 - 34.38

  BHFTI Invesco Small Cap       2017     1,576,249    20.59 - 35.54     51,217,035        --         1.30 - 2.35       22.43 - 23.87
     Growth Sub-Account         2016     1,791,853    16.62 - 28.72     47,404,585        --         1.30 - 2.35        8.85 - 10.17
                                2015     2,013,774    15.09 - 26.11     48,601,568      0.01         1.30 - 2.35     (3.99) - (2.79)
                                2014     2,146,901    15.52 - 26.91     53,534,493        --         1.30 - 2.35         5.40 - 6.68
                                2013     2,535,916    14.55 - 25.27     59,587,334      0.24         1.30 - 2.35       36.92 - 38.58



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                           ----------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                                UNITS       HIGHEST ($)      ASSETS ($)
                                           ------------  ----------------  --------------
  BHFTI JPMorgan Core Bond           2017     1,387,089     10.38 - 11.38      15,316,767
     Sub-Account                     2016     1,192,318     10.27 - 11.16      12,983,344
                                     2015     1,289,783     10.28 - 11.06      13,976,305
                                     2014     1,276,456     10.46 - 11.15      13,974,606
                                     2013     1,182,573     10.18 - 10.75      12,506,234

  BHFTI JPMorgan Global              2017    11,548,791       1.35 - 1.46      16,459,301
     Active Allocation               2016    11,950,928       1.18 - 1.26      14,777,253
     Sub-Account                     2015    11,943,206       1.17 - 1.24      14,519,235
                                     2014    10,177,694       1.19 - 1.23      12,428,836
                                     2013     9,103,629       1.13 - 1.16      10,517,817

  BHFTI JPMorgan Small Cap           2017       369,732     22.39 - 25.90       9,403,867
     Value Sub-Account               2016       370,317     22.09 - 25.26       9,191,747
                                     2015       405,607     17.25 - 19.50       7,786,967
                                     2014       445,880     18.99 - 21.23       9,322,634
                                     2013       471,677     18.55 - 20.49       9,530,735

  BHFTI Loomis Sayles Global         2017       624,052     19.27 - 21.79      13,060,560
     Markets Sub-Account             2016       651,629     16.04 - 17.95      11,273,406
                                     2015       792,857     15.68 - 17.35      13,296,474
                                     2014       864,355     15.85 - 17.37      14,577,450
                                     2013       919,133     15.69 - 17.00      15,197,549

  BHFTI MetLife Multi-Index          2017     6,436,270      1.35 - 14.37      12,362,576
     Targeted Risk Sub-Account       2016     2,797,436      1.19 - 12.53       5,881,726
     (Commenced 11/12/2012           2015     3,142,871      1.16 - 12.10       5,960,197
     and began transactions          2014       632,711      1.20 - 12.34       1,705,989
     in 2013)                        2013       323,641      1.12 - 11.22         377,861

  BHFTI MFS Research                 2017     5,405,160     16.51 - 29.81     110,320,331
     International Sub-Account       2016     6,134,222     13.17 - 23.39      98,661,995
                                     2015     6,494,721     13.59 - 23.75     106,874,590
                                     2014     7,049,593     14.15 - 24.32     119,840,057
                                     2013     7,613,604     15.55 - 26.30     141,100,546

  BHFTI Morgan Stanley Mid           2017     2,510,513     20.10 - 25.03      58,318,150
     Cap Growth Sub-Account          2016     2,899,820     14.64 - 17.99      48,634,370
                                     2015     3,072,912     16.30 - 19.77      56,830,754
                                     2014     3,399,968     17.49 - 20.95      66,846,250
                                     2013     3,870,199     17.65 - 20.86      76,130,580

  BHFTI Oppenheimer Global           2017     2,006,511      1.62 - 39.81      47,850,909
     Equity Sub-Account              2016     2,375,953      1.20 - 29.34      41,464,839
                                     2015     2,485,407      1.21 - 29.49      44,037,305
                                     2014     2,653,328      1.18 - 28.59      47,270,650
                                     2013     2,701,413      1.16 - 28.20      51,152,278

  BHFTI PanAgora Global              2017       980,593       1.14 - 1.20       1,152,304
     Diversified Risk Sub-Account    2016     1,024,246       1.04 - 1.08       1,083,292
     (Commenced 4/28/2014)           2015        83,104       0.96 - 0.98          79,969
                                     2014        88,081       1.03 - 1.04          91,098



                                                     FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  BHFTI JPMorgan Core Bond           2017      2.40         1.30 - 2.25          1.02 - 1.98
     Sub-Account                     2016      2.70         1.30 - 2.25        (0.04) - 0.91
                                     2015      2.32         1.30 - 2.25      (1.75) - (0.81)
                                     2014      1.41         1.30 - 2.25          2.75 - 3.73
                                     2013      0.28         1.30 - 2.25      (4.95) - (4.05)

  BHFTI JPMorgan Global              2017      2.56         0.75 - 2.15        14.18 - 15.79
     Active Allocation               2016      2.12         0.75 - 2.15          0.71 - 2.13
     Sub-Account                     2015      2.72         0.75 - 2.15        (1.25) - 0.14
                                     2014      1.09         0.75 - 2.15          4.70 - 6.18
                                     2013      0.09         0.75 - 2.20         8.57 - 10.16

  BHFTI JPMorgan Small Cap           2017      1.17         0.75 - 1.90          1.37 - 2.54
     Value Sub-Account               2016      1.60         0.75 - 1.90        28.05 - 29.53
                                     2015      1.13         0.75 - 1.90      (9.18) - (8.12)
                                     2014      0.88         0.75 - 1.90          2.41 - 3.59
                                     2013      0.49         0.75 - 1.90        30.40 - 31.91

  BHFTI Loomis Sayles Global         2017      1.35         1.30 - 2.35        20.12 - 21.39
     Markets Sub-Account             2016      1.77         1.30 - 2.35          2.34 - 3.42
                                     2015      1.57         1.30 - 2.35      (1.12) - (0.08)
                                     2014      2.02         1.30 - 2.35          1.06 - 2.13
                                     2013      2.37         1.30 - 2.35        14.41 - 15.62

  BHFTI MetLife Multi-Index          2017      1.71         0.75 - 2.20        13.04 - 14.68
     Targeted Risk Sub-Account       2016      1.20         0.75 - 2.20          2.09 - 3.58
     (Commenced 11/12/2012           2015      1.20         0.75 - 2.10      (3.26) - (1.95)
     and began transactions          2014        --         0.75 - 2.10          6.99 - 8.44
     in 2013)                        2013      0.40         0.75 - 1.95         4.18 - 12.10

  BHFTI MFS Research                 2017      1.79         0.75 - 2.25        25.31 - 27.42
     International Sub-Account       2016      2.05         0.75 - 2.25      (3.08) - (1.51)
                                     2015      2.77         0.75 - 2.25      (3.96) - (2.33)
                                     2014      2.28         0.75 - 2.25      (9.02) - (7.52)
                                     2013      2.60         0.75 - 2.35        16.49 - 18.57

  BHFTI Morgan Stanley Mid           2017      0.16         0.75 - 1.90        37.29 - 39.17
     Cap Growth Sub-Account          2016        --         0.75 - 1.90     (10.18) - (9.05)
                                     2015        --         0.75 - 1.90      (6.81) - (5.59)
                                     2014      0.01         0.75 - 1.90        (0.89) - 0.43
                                     2013      0.65         0.75 - 1.90        36.41 - 38.12

  BHFTI Oppenheimer Global           2017      0.90         0.75 - 1.90        34.17 - 35.72
     Equity Sub-Account              2016      0.92         0.75 - 1.90      (1.66) - (0.52)
                                     2015      0.94         0.75 - 1.90          1.98 - 3.29
                                     2014      0.83         0.75 - 1.90          0.22 - 1.54
                                     2013      1.02         0.75 - 1.90        15.71 - 26.16

  BHFTI PanAgora Global              2017        --         0.75 - 2.15        10.21 - 11.76
     Diversified Risk Sub-Account    2016      4.77         0.75 - 2.15         8.76 - 10.29
     (Commenced 4/28/2014)           2015      0.51         0.75 - 1.70      (7.07) - (6.18)
                                     2014      0.42         0.75 - 1.70          3.37 - 4.04



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTI PIMCO Inflation          2017     5,338,606    12.95 - 16.37      81,095,258
     Protected Bond Sub-Account  2016     5,428,636    12.81 - 15.94      80,538,491
                                 2015     5,839,782    12.49 - 15.30      83,573,880
                                 2014     6,336,733    13.20 - 15.91      94,603,086
                                 2013     7,016,914    13.13 - 15.58     102,943,846

  BHFTI PIMCO Total Return       2017    20,037,478    15.96 - 21.02     382,857,957
     Sub-Account                 2016    20,696,610    15.62 - 20.23     382,284,408
                                 2015    22,440,680    15.57 - 19.84     408,353,492
                                 2014    24,952,895    15.92 - 19.95     459,097,636
                                 2013    28,505,547    15.63 - 19.26     508,804,270

  BHFTI Pyramis Government       2017       491,590    10.37 - 11.42       5,512,386
     Income Sub-Account          2016       523,252    10.33 - 11.21       5,762,899
                                 2015       467,757    10.42 - 11.15       5,156,568
                                 2014       451,201    10.71 - 11.19       5,010,596
                                 2013       438,370    10.11 - 10.48       4,570,971

  BHFTI Schroders Global         2017       417,896    12.80 - 13.70       5,579,598
     Multi-Asset II Sub-Account  2016       631,373    11.23 - 11.85       7,288,771
     (Commenced 4/29/2013)       2015       693,897    10.98 - 11.42       7,766,896
                                 2014       515,673    11.36 - 11.65       5,915,908
                                 2013       331,304    10.69 - 10.80       3,558,035

  BHFTI Schroders Global         2017     5,547,511      1.35 - 1.47       7,863,375
     Multi-Asset Sub-Account     2016     5,999,349      1.21 - 1.29       7,548,570
                                 2015     6,949,271      1.17 - 1.23       8,392,160
                                 2014     7,987,625      1.21 - 1.25       9,869,799
                                 2013     8,352,078      1.14 - 1.17       9,704,669

  BHFTI SSGA Growth and          2017     7,942,940    15.72 - 18.78     141,674,574
     Income ETF Sub-Account      2016     8,781,559    13.87 - 16.33     136,702,524
                                 2015     9,555,148    13.41 - 15.56     142,277,778
                                 2014    10,537,079    13.98 - 15.99     161,695,055
                                 2013    11,486,433    13.50 - 15.22     168,487,815

  BHFTI SSGA Growth ETF          2017     2,709,188    16.20 - 19.35      48,040,197
     Sub-Account                 2016     3,010,392    13.84 - 16.29      45,313,708
                                 2015     3,298,669    13.24 - 15.36      47,115,565
                                 2014     3,836,551    13.85 - 15.84      56,855,881
                                 2013     4,117,987    13.44 - 15.14      58,808,947

  BHFTI T. Rowe Price Large      2017     5,396,442   32.00 - 121.01     551,711,580
     Cap Value Sub-Account       2016     6,154,931   27.52 - 104.07     544,732,180
                                 2015     6,924,886    23.89 - 90.32     535,758,843
                                 2014     7,848,070    24.91 - 94.21     637,621,963
                                 2013     9,112,590    22.13 - 83.67     661,694,916

  BHFTI T. Rowe Price Mid Cap    2017     3,555,842    20.12 - 25.21      80,121,936
     Growth Sub-Account          2016     3,917,608    16.49 - 20.38      71,915,683
                                 2015     4,314,401    15.88 - 19.35      75,659,023
                                 2014     4,901,860    15.22 - 18.30      81,905,190
                                 2013     5,748,937    13.81 - 16.36      86,470,627



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  BHFTI PIMCO Inflation          2017      1.56         0.75 - 2.35          1.07 - 2.70
     Protected Bond Sub-Account  2016        --         0.75 - 2.35          2.55 - 4.20
                                 2015      4.93         0.75 - 2.35      (5.36) - (3.83)
                                 2014      1.54         0.75 - 2.35          0.50 - 2.12
                                 2013      2.16         0.75 - 2.35     (11.38) - (9.95)

  BHFTI PIMCO Total Return       2017      1.76         0.75 - 2.35          2.08 - 3.89
     Sub-Account                 2016      2.57         0.75 - 2.35          0.23 - 1.98
                                 2015      5.31         0.75 - 2.35      (2.32) - (0.57)
                                 2014      2.36         0.75 - 2.35          1.77 - 3.61
                                 2013      4.27         0.75 - 2.35      (4.19) - (2.55)

  BHFTI Pyramis Government       2017      2.17         0.75 - 2.20          0.37 - 1.84
     Income Sub-Account          2016      2.00         0.75 - 2.20        (0.89) - 0.56
                                 2015      2.21         0.75 - 2.20      (1.76) - (0.32)
                                 2014      2.52         0.75 - 1.95          5.48 - 6.75
                                 2013      1.54         0.75 - 2.10      (6.50) - (5.23)

  BHFTI Schroders Global         2017      0.93         0.75 - 2.20        13.94 - 15.60
     Multi-Asset II Sub-Account  2016      0.74         0.75 - 2.20          2.29 - 3.78
     (Commenced 4/29/2013)       2015      0.75         0.75 - 2.20      (3.40) - (1.99)
                                 2014        --         0.75 - 2.20          6.28 - 7.83
                                 2013      1.43         0.75 - 2.20          4.69 - 5.72

  BHFTI Schroders Global         2017      0.80         0.75 - 2.20        11.82 - 13.44
     Multi-Asset Sub-Account     2016      1.42         0.75 - 2.20          3.35 - 4.86
                                 2015      1.03         0.75 - 2.20      (3.04) - (1.62)
                                 2014      1.29         0.75 - 2.20          5.39 - 6.93
                                 2013      0.01         0.75 - 2.20          7.72 - 9.29

  BHFTI SSGA Growth and          2017      2.42         0.75 - 2.20        13.35 - 15.00
     Income ETF Sub-Account      2016      2.36         0.75 - 2.20          3.48 - 4.99
                                 2015      2.30         0.75 - 2.20      (4.10) - (2.70)
                                 2014      2.26         0.75 - 2.20          3.51 - 5.02
                                 2013      2.51         0.75 - 2.20        10.47 - 12.09

  BHFTI SSGA Growth ETF          2017      2.11         0.75 - 2.20        17.04 - 18.74
     Sub-Account                 2016      2.16         0.75 - 2.20          4.55 - 6.08
                                 2015      2.01         0.75 - 2.20      (4.44) - (3.04)
                                 2014      1.88         0.75 - 2.20          3.09 - 4.59
                                 2013      2.05         0.75 - 2.20        15.50 - 17.19

  BHFTI T. Rowe Price Large      2017      2.09         0.75 - 2.35        14.24 - 16.28
     Cap Value Sub-Account       2016      2.87         0.75 - 2.35        13.25 - 15.22
                                 2015      1.59         0.75 - 2.35      (5.83) - (4.13)
                                 2014      1.42         0.75 - 2.35        10.65 - 12.60
                                 2013      1.63         0.75 - 2.35        30.67 - 32.96

  BHFTI T. Rowe Price Mid Cap    2017        --         0.85 - 2.35        21.85 - 23.69
     Growth Sub-Account          2016        --         0.85 - 2.35          3.75 - 5.32
                                 2015        --         0.85 - 2.35          4.20 - 5.77
                                 2014        --         0.85 - 2.35        10.16 - 11.82
                                 2013      0.23         0.85 - 2.35        33.41 - 35.42



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  -------------
  BHFTI Victory Sycamore Mid    2017     3,671,304    35.86 - 48.18    162,408,333
     Cap Value Sub-Account      2016     4,094,702    33.48 - 44.34    167,288,439
                                2015     4,441,107    29.63 - 38.68    159,124,999
                                2014     4,980,428    33.28 - 42.81    198,152,216
                                2013     5,724,070    31.03 - 39.34    210,304,023

  BHFTI Wells Capital           2017       625,533    23.42 - 27.03     15,947,251
     Management Mid Cap Value   2016       680,872    21.64 - 24.72     15,941,919
     Sub-Account                2015       722,802    19.57 - 22.12     15,223,734
                                2014       808,735    22.05 - 24.66     19,070,600
                                2013       926,551    19.93 - 22.07     19,638,139

  BHFTII Baillie Gifford        2017     1,019,937    11.61 - 21.32     16,546,578
     International Stock        2016     1,223,325     8.81 - 15.94     14,917,094
     Sub-Account                2015     1,337,151     8.59 - 15.30     15,812,446
                                2014     1,494,334     8.99 - 15.78     18,395,360
                                2013     1,512,891     9.52 - 16.46     19,482,882

  BHFTII BlackRock Bond         2017     1,331,858    52.18 - 77.47     96,014,059
     Income Sub-Account         2016     1,339,462    51.21 - 75.15     93,361,485
                                2015     1,351,726    50.73 - 73.61     93,001,734
                                2014     1,410,212    51.53 - 73.91     97,653,432
                                2013     1,437,795    49.17 - 69.72     93,928,276

  BHFTII BlackRock Capital      2017     1,282,351     2.64 - 75.17     11,555,941
     Appreciation Sub-Account   2016     1,443,013     2.00 - 56.55      9,658,400
                                2015     1,769,864     2.02 - 56.92     10,853,029
                                2014     1,975,533     1.93 - 53.96     10,873,841
                                2013     2,475,614     1.80 - 49.93     11,748,732

  BHFTII BlackRock              2017     5,800,845     8.40 - 10.78     54,680,002
     Ultra-Short Term Bond      2016     6,971,036     8.54 - 10.80     66,180,659
     Sub-Account                2015     7,501,150     8.73 - 10.87     72,197,981
                                2014     8,144,077     8.92 - 10.95     79,776,703
                                2013     9,792,353     9.13 - 11.03     97,827,704

  BHFTII Brighthouse Asset      2017     1,167,711    13.76 - 16.53     17,869,495
     Allocation 20 Sub-Account  2016       967,598    13.15 - 15.58     13,943,996
     (Commenced 4/28/2014)      2015       717,455    12.86 - 15.02      9,970,866
                                2014       459,058    13.22 - 15.22      6,509,122

  BHFTII Brighthouse Asset      2017    61,035,350    14.53 - 17.94  1,025,469,677
     Allocation 40 Sub-Account  2016    68,430,242    13.44 - 16.33  1,052,085,077
     (Commenced 4/28/2014)      2015    75,171,316    12.97 - 15.51  1,102,776,836
                                2014    84,501,252    13.43 - 15.80  1,268,860,895

  BHFTII Brighthouse Asset      2017   128,955,524    15.88 - 20.11  2,422,932,121
     Allocation 60 Sub-Account  2016   141,782,418    14.04 - 17.66  2,346,890,764
     (Commenced 4/28/2014)      2015   155,063,013    13.29 - 16.61  2,423,700,431
                                2014   168,298,033    13.65 - 16.95  2,696,470,979

  BHFTII Brighthouse Asset      2017    84,293,005    16.77 - 21.77  1,624,574,554
     Allocation 80 Sub-Account  2016    94,037,132    14.27 - 18.40  1,542,949,172
     (Commenced 4/28/2014)      2015   102,900,180    13.38 - 17.15  1,583,646,939
                                2014   113,396,391    13.81 - 17.57  1,801,099,928

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTI Victory Sycamore Mid    2017      0.95         0.75 - 2.20           7.10 - 8.85
     Cap Value Sub-Account      2016      0.67         0.75 - 2.20         12.99 - 14.80
                                2015      0.50         0.75 - 2.20      (10.96) - (9.53)
                                2014      0.52         0.75 - 2.20           7.26 - 9.03
                                2013      0.77         0.75 - 2.20         27.47 - 29.52

  BHFTI Wells Capital           2017      1.06         1.30 - 2.35           8.22 - 9.36
     Management Mid Cap Value   2016      0.84         1.30 - 2.35         10.55 - 11.72
     Sub-Account                2015      0.65         1.30 - 2.35     (11.23) - (10.29)
                                2014      0.55         1.30 - 2.35         10.60 - 11.77
                                2013      0.90         1.30 - 2.35         29.57 - 30.94

  BHFTII Baillie Gifford        2017      1.00         0.85 - 2.35         31.77 - 33.75
     International Stock        2016      1.40         0.85 - 2.35           2.61 - 4.16
     Sub-Account                2015      1.45         0.85 - 2.35       (4.44) - (3.00)
                                2014      1.24         0.85 - 2.35       (5.59) - (4.16)
                                2013      0.52         0.85 - 2.35          9.60 - 14.16

  BHFTII BlackRock Bond         2017      2.93         0.75 - 1.90           1.90 - 3.07
     Income Sub-Account         2016      3.02         0.75 - 1.90           0.93 - 2.10
                                2015      3.68         0.75 - 1.90       (1.55) - (0.41)
                                2014      3.26         0.75 - 1.90           4.80 - 6.01
                                2013      3.75         0.75 - 1.90       (2.87) - (1.75)

  BHFTII BlackRock Capital      2017      0.10         0.75 - 1.90         31.42 - 32.93
     Appreciation Sub-Account   2016        --         0.75 - 1.90       (1.80) - (0.66)
                                2015        --         0.75 - 1.90           4.28 - 5.48
                                2014      0.06         0.75 - 1.90           6.85 - 8.08
                                2013      0.84         0.75 - 1.90         31.69 - 33.22

  BHFTII BlackRock              2017      0.09         0.75 - 2.35       (1.70) - (0.12)
     Ultra-Short Term Bond      2016        --         0.75 - 2.35       (2.21) - (0.50)
     Sub-Account                2015        --         0.75 - 2.35       (2.32) - (0.75)
                                2014        --         0.75 - 2.35       (2.32) - (0.75)
                                2013        --         0.75 - 2.35       (2.32) - (0.75)

  BHFTII Brighthouse Asset      2017      2.10         0.75 - 2.20           4.61 - 6.14
     Allocation 20 Sub-Account  2016      3.56         0.75 - 2.20           2.26 - 3.75
     (Commenced 4/28/2014)      2015      2.27         0.75 - 2.20       (2.75) - (1.33)
                                2014        --         0.75 - 2.20           1.43 - 2.43

  BHFTII Brighthouse Asset      2017      1.97         0.75 - 2.35           8.08 - 9.82
     Allocation 40 Sub-Account  2016      3.55         0.75 - 2.35           3.62 - 5.29
     (Commenced 4/28/2014)      2015      0.27         0.75 - 2.35       (3.37) - (1.81)
                                2014        --         0.75 - 2.35           2.14 - 3.25

  BHFTII Brighthouse Asset      2017      1.72         0.75 - 2.35         12.07 - 13.88
     Allocation 60 Sub-Account  2016      3.15         0.75 - 2.35           4.62 - 6.30
     (Commenced 4/28/2014)      2015      0.54         0.75 - 2.35       (3.56) - (2.01)
                                2014        --         0.75 - 2.35           2.91 - 4.03

  BHFTII Brighthouse Asset      2017      1.54         0.75 - 2.35         16.40 - 18.27
     Allocation 80 Sub-Account  2016      2.94         0.75 - 2.35           5.63 - 7.33
     (Commenced 4/28/2014)      2015      0.33         0.75 - 2.35       (3.98) - (2.43)
                                2014        --         0.75 - 2.35           3.51 - 4.63

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  -------------
  BHFTII Brighthouse/Artisan      2017     1,397,872    22.49 - 26.25     34,392,233
     Mid Cap Value Sub-Account    2016     1,583,111    20.44 - 23.63     35,205,969
                                  2015     1,752,245    17.04 - 19.51     32,306,647
                                  2014     1,977,751    19.30 - 21.88     41,046,463
                                  2013     2,247,174    19.41 - 21.81     46,665,594

  BHFTII                          2017       180,443    24.94 - 28.48      4,826,011
     Brighthouse/Dimensional      2016       221,680    19.54 - 22.00      4,598,162
     International Small Company  2015       190,177    18.87 - 20.94      3,794,658
     Sub-Account                  2014       177,587    18.24 - 19.95      3,407,349
                                  2013       180,142    19.99 - 21.54      3,758,039

  BHFTII                          2017     8,065,026    21.05 - 75.85    265,876,710
     Brighthouse/Wellington       2016     9,007,829    18.10 - 64.18    254,395,534
     Core Equity Opportunities    2015     8,189,551    17.28 - 58.38    186,920,427
     Sub-Account                  2014     9,536,001    17.28 - 57.51    215,500,540
                                  2013    11,167,683    16.00 - 52.46    231,721,832

  BHFTII Frontier Mid Cap         2017       334,543    22.53 - 25.66      8,126,910
     Growth Sub-Account           2016       404,243    18.44 - 20.80      7,999,144
     (Commenced 4/29/2013)        2015       451,098    17.73 - 20.04      8,635,312
                                  2014       512,550    17.69 - 19.79      9,719,764
                                  2013       595,060    16.33 - 18.08     10,360,655

  BHFTII Jennison Growth          2017     5,851,692    12.22 - 36.04    132,795,952
     Sub-Account                  2016     6,806,523     9.04 - 26.53    114,787,575
                                  2015     7,555,728     9.18 - 26.79    129,659,658
                                  2014     8,732,588     8.41 - 24.45    137,871,330
                                  2013    10,101,961     7.84 - 22.67    148,420,105

  BHFTII Loomis Sayles Small      2017       663,494    20.78 - 25.17     15,636,930
     Cap Growth Sub-Account       2016       766,457    16.71 - 20.02     14,417,183
                                  2015       821,988    16.06 - 19.02     14,739,169
                                  2014       920,263    16.14 - 18.89     16,437,900
                                  2013     1,040,645    16.30 - 18.86     18,599,238

  BHFTII MetLife Aggregate        2017       380,179     1.82 - 19.12      6,496,838
     Bond Index Sub-Account       2016       361,670     1.79 - 18.71      6,013,949
                                  2015       333,816     1.77 - 18.47      5,532,608
                                  2014       288,515     1.79 - 18.62      4,852,862
                                  2013       216,740     1.71 - 17.79      3,330,462

  BHFTII MetLife Mid Cap          2017       235,340    29.57 - 35.53      7,765,776
     Stock Index Sub-Account      2016       206,200    26.18 - 31.14      5,972,449
                                  2015       238,711    22.32 - 26.27      5,875,895
                                  2014       215,497    23.48 - 27.35      5,502,778
                                  2013       181,460    22.01 - 25.37      4,308,813

  BHFTII MetLife MSCI EAFE        2017       196,043    14.29 - 16.98      3,143,926
     Index Sub-Account            2016       190,960    11.73 - 13.82      2,494,019
                                  2015       192,876    11.88 - 13.86      2,544,806
                                  2014       186,586    12.30 - 14.23      2,553,009
                                  2013       133,676    13.53 - 15.39      1,975,130


                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII Brighthouse/Artisan      2017      0.49         1.30 - 2.35          9.93 - 11.09
     Mid Cap Value Sub-Account    2016      0.86         1.30 - 2.35         19.80 - 21.07
                                  2015      0.92         1.30 - 2.35     (11.76) - (10.83)
                                  2014      0.53         1.30 - 2.35         (0.69) - 0.36
                                  2013      0.76         1.30 - 2.35         33.34 - 34.75

  BHFTII                          2017      1.99         0.75 - 2.20         27.62 - 29.47
     Brighthouse/Dimensional      2016      1.86         0.75 - 2.20           3.52 - 5.04
     International Small Company  2015      1.66         0.75 - 2.20           3.45 - 4.96
     Sub-Account                  2014      2.05         0.75 - 2.20       (8.73) - (7.39)
                                  2013      1.43         0.75 - 2.20         24.83 - 26.65

  BHFTII                          2017      1.45         0.75 - 2.35         16.17 - 18.18
     Brighthouse/Wellington       2016      1.67         0.75 - 2.35           0.66 - 6.44
     Core Equity Opportunities    2015      1.64         0.75 - 2.35         (0.11) - 1.50
     Sub-Account                  2014      0.57         0.75 - 2.35           7.88 - 9.62
                                  2013      1.27         0.75 - 2.35         30.43 - 32.53

  BHFTII Frontier Mid Cap         2017        --         1.30 - 2.25         22.16 - 23.33
     Growth Sub-Account           2016        --         1.30 - 2.25           2.82 - 3.80
     (Commenced 4/29/2013)        2015        --         1.30 - 2.35           0.22 - 1.28
                                  2014        --         1.30 - 2.35           8.30 - 9.44
                                  2013        --         1.30 - 2.35         19.21 - 20.07

  BHFTII Jennison Growth          2017      0.10         0.75 - 2.35         33.82 - 35.97
     Sub-Account                  2016      0.04         0.75 - 2.35       (2.45) - (0.88)
                                  2015      0.03         0.75 - 2.35           7.97 - 9.71
                                  2014      0.05         0.75 - 2.35           6.22 - 7.93
                                  2013      0.23         0.75 - 2.35         33.56 - 35.71

  BHFTII Loomis Sayles Small      2017        --         0.75 - 1.90         24.31 - 25.74
     Cap Growth Sub-Account       2016        --         0.75 - 1.90           4.05 - 5.25
                                  2015        --         0.75 - 1.90         (0.48) - 0.67
                                  2014        --         0.75 - 1.90         (0.97) - 0.18
                                  2013        --         0.75 - 1.90         45.59 - 47.27

  BHFTII MetLife Aggregate        2017      2.74         0.75 - 2.20           0.70 - 2.17
     Bond Index Sub-Account       2016      2.61         0.75 - 2.20         (0.13) - 1.32
                                  2015      2.75         0.75 - 2.20       (2.23) - (0.80)
                                  2014      2.64         0.75 - 2.20           3.17 - 4.67
                                  2013      3.04         0.75 - 2.20       (4.69) - (3.74)

  BHFTII MetLife Mid Cap          2017      1.20         1.30 - 2.35         12.93 - 14.11
     Stock Index Sub-Account      2016      0.98         1.30 - 2.35         17.29 - 18.53
                                  2015      0.88         1.30 - 2.35       (4.94) - (3.93)
                                  2014      0.77         1.30 - 2.35           6.68 - 7.80
                                  2013      0.93         1.30 - 2.35         29.67 - 31.04

  BHFTII MetLife MSCI EAFE        2017      2.40         1.30 - 2.20         21.84 - 22.94
     Index Sub-Account            2016      2.59         1.30 - 2.20       (1.23) - (0.34)
                                  2015      3.54         1.30 - 2.20       (3.46) - (2.59)
                                  2014      2.04         1.30 - 2.20       (8.37) - (7.54)
                                  2013      2.44         1.30 - 2.15         18.85 - 19.87


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  -------------
  BHFTII MetLife Russell 2000   2017       201,681    28.94 - 34.38      6,488,648
     Index Sub-Account          2016       184,537    25.88 - 30.47      5,270,961
                                2015       190,582    21.88 - 25.53      4,560,702
                                2014       206,428    23.42 - 27.09      5,229,295
                                2013       205,392    22.86 - 26.21      5,051,812

  BHFTII MetLife Stock Index    2017     2,193,082    19.83 - 26.14     54,193,877
     Sub-Account                2016     2,342,862    16.54 - 21.84     48,567,319
                                2015     2,202,886    15.02 - 19.86     41,518,624
                                2014     2,387,218    15.06 - 19.94     45,315,772
                                2013     2,514,826    13.47 - 17.86     42,940,270

  BHFTII MFS Total Return       2017     1,706,359    19.36 - 87.54     89,218,290
     Sub-Account                2016     1,883,922    17.58 - 78.63     88,274,296
                                2015     2,072,502    16.43 - 72.73     89,837,469
                                2014     2,313,121    16.79 - 73.57    102,015,958
                                2013     2,545,086    15.78 - 68.40    106,290,336

  BHFTII MFS Value              2017     5,592,115    16.28 - 35.02    187,397,059
     Sub-Account                2016     6,204,163    14.16 - 30.00    178,751,424
                                2015     6,742,392    12.69 - 26.49    172,254,488
                                2014     7,443,156    13.03 - 26.79    192,672,878
                                2013     8,446,113    12.05 - 24.41    199,810,139

  BHFTII Neuberger Berman       2017     1,442,099    23.20 - 36.34     43,407,734
     Genesis Sub-Account        2016     1,622,186    20.57 - 31.70     42,776,681
                                2015     1,787,234    17.77 - 26.98     40,330,154
                                2014     2,001,920     1.25 - 27.08     45,538,005
                                2013     2,231,279     1.26 - 27.36     51,389,551

  BHFTII T. Rowe Price Large    2017     2,387,060    12.09 - 39.35     69,682,941
     Cap Growth Sub-Account     2016     2,648,316     9.27 - 29.64     59,328,183
                                2015     2,826,823     9.33 - 29.38     63,119,491
                                2014     3,204,113     8.64 - 26.75     66,005,148
                                2013     3,562,045     8.12 - 24.73     69,174,300

  BHFTII T. Rowe Price Small    2017       381,890    37.48 - 48.83     15,938,394
     Cap Growth Sub-Account     2016       383,309    31.18 - 40.08     13,279,921
                                2015       354,053    28.50 - 36.17     11,167,946
                                2014       375,563    28.35 - 35.52     11,725,054
                                2013       429,823    27.09 - 33.51     12,760,475

  BHFTII VanEck Global          2017       320,499    11.90 - 13.35      4,194,269
     Natural Resources          2016       296,411    12.23 - 13.55      3,944,489
     Sub-Account                2015       369,982      8.56 - 9.50      3,455,455
                                2014       301,045    13.01 - 14.23      4,214,021
                                2013       268,347    16.38 - 17.66      4,673,270

  BHFTII Western Asset          2017     5,536,769    26.57 - 40.67    188,961,655
     Management Strategic Bond  2016     6,144,561    25.20 - 37.86    196,877,487
     Opportunities Sub-Account  2015       242,504    26.20 - 30.62      6,971,544
                                2014       247,927    27.25 - 31.59      7,431,708
                                2013       231,415    26.38 - 30.38      6,673,488



                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTII MetLife Russell 2000   2017      1.18         1.30 - 2.20         11.82 - 12.83
     Index Sub-Account          2016      1.08         1.30 - 2.20         18.29 - 19.36
                                2015      0.95         1.30 - 2.20       (6.61) - (5.77)
                                2014      0.95         1.30 - 2.20           2.45 - 3.38
                                2013      1.02         1.30 - 2.20         35.12 - 36.34

  BHFTII MetLife Stock Index    2017      1.58         1.30 - 2.20         18.60 - 19.85
     Sub-Account                2016      1.80         1.30 - 2.20          8.96 - 10.12
                                2015      1.56         1.30 - 2.20       (1.28) - (0.24)
                                2014      1.51         1.30 - 2.20         10.64 - 11.79
                                2013      1.66         1.30 - 2.20         28.83 - 30.18

  BHFTII MFS Total Return       2017      2.32         0.75 - 1.90         10.06 - 11.33
     Sub-Account                2016      2.70         0.75 - 1.90           6.87 - 8.11
                                2015      2.40         0.75 - 1.90       (2.27) - (1.14)
                                2014      2.21         0.75 - 1.90           6.32 - 7.55
                                2013      2.42         0.75 - 1.90         16.47 - 17.81

  BHFTII MFS Value              2017      1.83         0.75 - 2.35         14.86 - 16.71
     Sub-Account                2016      2.02         0.75 - 2.35         11.45 - 13.24
                                2015      2.47         0.75 - 2.35       (2.68) - (1.11)
                                2014      1.55         0.75 - 2.25           8.10 - 9.74
                                2013      0.65         0.75 - 2.25         17.10 - 34.37

  BHFTII Neuberger Berman       2017      0.24         0.75 - 2.35         12.81 - 14.77
     Genesis Sub-Account        2016      0.28         0.75 - 2.35         15.64 - 17.68
                                2015      0.23         0.75 - 2.35       (1.95) - (0.27)
                                2014      0.26         0.75 - 2.35       (2.62) - (0.84)
                                2013      0.03         0.75 - 2.35         24.94 - 37.16

  BHFTII T. Rowe Price Large    2017      0.11         0.85 - 2.35         30.39 - 32.73
     Cap Growth Sub-Account     2016      0.01         0.85 - 2.35         (0.83) - 0.90
                                2015      0.02         0.85 - 2.35           7.95 - 9.84
                                2014      0.01         0.85 - 2.35           6.30 - 8.16
                                2013      0.10         0.85 - 2.35         26.10 - 37.98

  BHFTII T. Rowe Price Small    2017      0.14         0.85 - 1.90         20.24 - 21.85
     Cap Growth Sub-Account     2016      0.12         0.85 - 1.90          9.38 - 10.80
                                2015      0.05         0.85 - 1.90           0.54 - 1.84
                                2014      0.01         0.85 - 1.90           4.64 - 6.00
                                2013      0.22         0.85 - 1.90         41.46 - 43.33

  BHFTII VanEck Global          2017        --         0.75 - 2.00       (2.70) - (1.48)
     Natural Resources          2016      0.58         0.75 - 2.00         40.89 - 42.67
     Sub-Account                2015      0.21         0.75 - 2.20     (34.22) - (33.26)
                                2014      0.26         0.75 - 2.20     (20.59) - (19.43)
                                2013      0.63         0.75 - 2.20           8.34 - 9.93

  BHFTII Western Asset          2017      3.76         0.75 - 2.35           5.43 - 7.42
     Management Strategic Bond  2016      2.23         0.75 - 2.35           3.36 - 7.49
     Opportunities Sub-Account  2015      4.73         1.30 - 1.90       (3.85) - (3.08)
                                2014      5.28         1.30 - 1.90           3.31 - 4.00
                                2013      4.87         1.30 - 1.90       (1.07) - (0.31)



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTII Western Asset           2017       220,773    14.87 - 18.31       3,716,077
     Management U.S. Government  2016       281,647    14.94 - 18.25       4,704,631
     Sub-Account                 2015       346,447    15.12 - 18.30       5,873,926
                                 2014       363,586    15.41 - 18.48       6,249,863
                                 2013       448,156    15.36 - 18.26       7,630,915

  Deutsche II Government &       2017        17,638    16.67 - 17.83         313,252
     Agency Securities           2016        17,308    16.70 - 17.78         306,704
     Sub-Account                 2015        20,500    16.80 - 17.82         363,287
                                 2014        22,588    17.11 - 18.08         406,056
                                 2013        27,802    16.55 - 17.41         482,012

  Fidelity VIP Equity-Income     2017       214,350   22.66 - 102.29       5,799,280
     Sub-Account                 2016       240,861    20.48 - 91.99       5,954,992
                                 2015       237,912    17.72 - 79.17       5,093,334
                                 2014       281,896    18.84 - 83.76       6,294,477
                                 2013       284,993    17.68 - 78.22       6,033,100

  Fidelity VIP Growth            2017         6,893    22.45 - 22.58         154,749
     Opportunities Sub-Account   2016         7,041    16.93 - 17.02         119,170
                                 2015         7,249    17.11 - 17.20         124,010
                                 2014         8,443    16.43 - 16.52         138,688
                                 2013         8,546    14.85 - 14.93         126,880

  FTVIPT Templeton Foreign       2017     1,141,652    15.72 - 41.12      21,326,773
     VIP Sub-Account             2016     1,247,219    13.71 - 35.70      20,418,848
                                 2015     1,344,591    13.03 - 33.74      20,859,605
                                 2014     1,411,437    14.19 - 36.56      23,774,489
                                 2013     1,554,373    16.25 - 41.67      30,101,114

  Invesco V.I. International     2017       210,700    17.09 - 36.16       5,482,419
     Growth Sub-Account          2016       230,766    14.02 - 29.85       4,956,521
                                 2015       248,546    14.20 - 30.45       5,437,676
                                 2014       263,969    14.66 - 31.68       5,988,396
                                 2013       283,154    14.74 - 32.07       6,558,263

  PIMCO VIT High Yield           2017       218,034    21.35 - 24.03       5,032,186
     Sub-Account                 2016       246,210    20.41 - 22.83       5,415,580
                                 2015       276,491    18.50 - 20.57       5,486,232
                                 2014       311,582    19.17 - 21.19       6,384,603
                                 2013       360,577    18.91 - 20.77       7,251,876

  PIMCO VIT Low Duration         2017       530,918    13.74 - 15.39       7,755,436
     Sub-Account                 2016       566,101    13.82 - 15.39       8,295,577
                                 2015       568,417    13.89 - 15.37       8,388,727
                                 2014       580,004    14.11 - 15.52       8,692,822
                                 2013       616,336    14.26 - 15.59       9,300,726

  Putnam VT Equity Income        2017       586,901    31.17 - 36.91      20,735,893
     Sub-Account                 2016       695,231    26.75 - 31.31      20,896,054
                                 2015       784,971    23.99 - 27.75      20,986,060
                                 2014       910,786    25.22 - 28.84      25,431,923
                                 2013     1,082,521    22.81 - 25.79      27,161,854



                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTII Western Asset           2017      2.39         1.30 - 2.20         (0.53) - 0.37
     Management U.S. Government  2016      2.41         1.30 - 2.20       (1.18) - (0.28)
     Sub-Account                 2015      2.02         1.30 - 2.20       (1.88) - (0.99)
                                 2014      1.73         1.30 - 2.20           0.32 - 1.23
                                 2013      2.12         1.30 - 2.20       (3.06) - (2.19)

  Deutsche II Government &       2017      2.52         1.40 - 1.80         (0.14) - 0.26
     Agency Securities           2016      3.06         1.40 - 1.80       (0.65) - (0.25)
     Sub-Account                 2015      2.88         1.40 - 1.80       (1.81) - (1.41)
                                 2014      2.34         1.40 - 1.80           3.42 - 3.83
                                 2013      3.03         1.40 - 1.80       (4.77) - (4.39)

  Fidelity VIP Equity-Income     2017      1.45         1.30 - 1.90         10.54 - 11.33
     Sub-Account                 2016      2.25         1.30 - 1.90         15.49 - 16.38
                                 2015      2.77         1.30 - 1.90       (6.04) - (5.30)
                                 2014      2.71         1.30 - 1.90           6.44 - 7.21
                                 2013      2.29         1.30 - 1.90         25.42 - 26.37

  Fidelity VIP Growth            2017      0.31                1.40                 32.65
     Opportunities Sub-Account   2016      0.33                1.40                (1.06)
                                 2015      0.17                1.40                  4.14
                                 2014      0.23                1.40                 10.64
                                 2013      0.29                1.40                 35.98

  FTVIPT Templeton Foreign       2017      2.62         0.85 - 1.90         14.50 - 16.03
     VIP Sub-Account             2016      2.00         0.85 - 1.90           5.16 - 6.58
                                 2015      3.24         0.85 - 1.90       (8.25) - (7.10)
                                 2014      1.91         0.85 - 1.90     (12.81) - (11.64)
                                 2013      2.41         0.85 - 1.90         20.66 - 22.23

  Invesco V.I. International     2017      1.29         0.85 - 1.90         20.42 - 21.96
     Growth Sub-Account          2016      1.24         0.85 - 1.90       (2.57) - (1.29)
                                 2015      1.35         0.85 - 1.90       (4.45) - (3.17)
                                 2014      1.41         0.85 - 1.90       (1.79) - (0.52)
                                 2013      1.09         0.85 - 1.90         16.48 - 18.01

  PIMCO VIT High Yield           2017      4.87         1.30 - 1.90           4.61 - 5.23
     Sub-Account                 2016      5.22         1.30 - 1.90         10.33 - 10.99
                                 2015      5.25         1.30 - 1.90       (3.50) - (2.91)
                                 2014      5.29         1.30 - 1.90           1.39 - 2.01
                                 2013      5.46         1.30 - 1.90           3.74 - 4.37

  PIMCO VIT Low Duration         2017      1.34         1.30 - 1.90         (0.55) - 0.04
     Sub-Account                 2016      1.49         1.30 - 1.90         (0.50) - 0.10
                                 2015      3.42         1.30 - 1.90       (1.57) - (0.98)
                                 2014      1.13         1.30 - 1.90       (1.05) - (0.45)
                                 2013      1.48         1.30 - 1.90       (2.01) - (1.43)

  Putnam VT Equity Income        2017      1.75         0.75 - 1.90         16.54 - 17.89
     Sub-Account                 2016      1.89         0.75 - 1.90         11.51 - 12.79
                                 2015      1.67         0.75 - 1.90       (4.87) - (3.77)
                                 2014      1.79         0.75 - 1.90         10.54 - 11.82
                                 2013      2.00         0.75 - 1.90         29.92 - 31.43



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------  ------------------------------------------------
                                                      UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                       LOWEST TO           NET         INCOME          LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)      ASSETS ($)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                      ------------  ---------------  -------------  -------------  ----------------  ---------------
  Putnam VT Multi-Cap Growth    2017        77,169    26.19 - 34.57      2,244,881      0.81         1.30 - 1.90       26.80 - 27.76
     Sub-Account                2016        84,259    20.64 - 27.10      1,920,534      0.93         1.30 - 1.90         5.76 - 6.56
                                2015        91,294    19.49 - 25.47      1,949,587      0.69         1.30 - 1.90     (2.17) - (1.46)
                                2014        98,391    19.91 - 25.88      2,136,321      0.51         1.30 - 1.90       11.35 - 12.22
                                2013       127,086    17.86 - 23.10      2,459,478      0.72         1.30 - 1.90       33.87 - 34.85

  Russell Global Real Estate    2017        12,217    40.57 - 40.60        495,679      3.44                1.40               10.25
     Securities Sub-Account     2016        14,749    36.79 - 36.83        542,716      3.66                1.40                1.59
                                2015        24,060    36.22 - 36.25        871,485      1.60                1.40              (1.15)
                                2014        27,947    36.64 - 36.67      1,024,007      3.21                1.40               13.15
                                2013        30,369    32.38 - 32.41        983,391      4.06                1.40                2.21

  Russell International         2017       115,748    20.41 - 20.48      2,362,328      2.47                1.40               23.24
     Developed Markets          2016       151,347    16.56 - 16.62      2,506,309      3.22                1.40                0.94
     Sub-Account                2015       162,224    16.40 - 16.47      2,661,460      1.17                1.40              (2.69)
                                2014       183,050    16.86 - 16.92      3,086,079      1.97                1.40              (5.78)
                                2013       196,111    17.89 - 17.96      3,509,294      2.07                1.40               20.22

  Russell Strategic Bond        2017       208,294    20.26 - 20.34      4,220,281      1.34                1.40                2.42
     Sub-Account                2016       268,809    19.78 - 19.86      5,317,684      1.58                1.40                1.67
                                2015       299,764    19.46 - 19.53      5,832,706      2.35                1.40              (1.53)
                                2014       326,880    19.76 - 19.83      6,459,200      1.56                1.40                3.99
                                2013       360,963    19.00 - 19.07      6,859,528      1.41                1.40              (2.82)

  Russell U.S. Small Cap        2017        46,475    25.20 - 25.27      1,171,613      0.18                1.40               13.88
     Equity Sub-Account         2016        59,458    22.13 - 22.19      1,316,184      0.83                1.40               17.01
                                2015        63,858    18.91 - 18.97      1,208,068      0.67                1.40              (8.48)
                                2014        74,169    20.67 - 20.72      1,533,014      0.25                1.40                0.15
                                2013        78,396    20.64 - 20.69      1,617,960      0.42                1.40               38.06

  Russell U.S. Strategic        2017       251,011    25.87 - 25.96      6,494,091      1.04                1.40               19.12
     Equity Sub-Account         2016       325,131    21.72 - 21.79      7,061,253      1.04                1.40                9.10
                                2015       360,251    19.90 - 19.98      7,171,525      0.83                1.40              (0.30)
                                2014       430,624    19.96 - 20.04      8,598,156      1.18                1.40               10.15
                                2013       468,451    18.13 - 18.19      8,492,111      1.24                1.40               31.07

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                     Page
                                                                                                  -------
Report of Independent Registered Public Accounting Firm..........................................      2

Financial Statements at December 31, 2017 and 2016 and for the Years Ended December 31, 2017,
  2016 and 2015:

 Consolidated Balance Sheets.....................................................................      3

 Consolidated Statements of Operations...........................................................      4

 Consolidated Statements of Comprehensive Income (Loss)..........................................      5

 Consolidated Statements of Stockholder's Equity.................................................      6

 Consolidated Statements of Cash Flows...........................................................      7

Notes to the Consolidated Financial Statements

 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........      9

 Note 2 -- Segment Information...................................................................     21

 Note 3 -- Organizational Changes................................................................     25

 Note 4 -- Insurance.............................................................................     25

 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...     30

 Note 6 -- Reinsurance...........................................................................     33

 Note 7 -- Investments...........................................................................     38

 Note 8 -- Derivatives...........................................................................     53

 Note 9 -- Fair Value............................................................................     63

 Note 10 -- Debt.................................................................................     77

 Note 11 -- Equity...............................................................................     78

 Note 12 -- Other Expenses.......................................................................     83

 Note 13 -- Income Tax...........................................................................     83

 Note 14 -- Contingencies, Commitments and Guarantees............................................     87

 Note 15 -- Related Party Transactions...........................................................     89

Financial Statement Schedules at December 31, 2017 and 2016 and for the Years Ended December 31,
  2017, 2016 and 2015:

 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties..     92

 Schedule II -- Condensed Financial Information (Parent Company Only)............................     93

 Schedule III -- Consolidated Supplementary Insurance Information................................     98

 Schedule IV -- Consolidated Reinsurance.........................................................    100

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholders and the Board of Directors of Brighthouse Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company and subsidiaries (the "Company") as of December 31, 2017 and 2016, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2017, and the related notes and the schedules listed in the Index to the Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures to respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 21, 2018

We have served as the Company's auditor since 2005.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                                                   2017           2016
                                                                                             ------------  -------------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $58,599 and $57,289, respectively).........................................................  $    63,333   $     59,899
Equity securities available-for-sale, at estimated fair value (cost: $212 and $280,
 respectively)..............................................................................          232            300
Mortgage loans (net of valuation allowances of $46 and $40, respectively; includes $115 and
 $136, respectively, at estimated fair value, relating to variable interest entities).......       10,640          9,290
Policy loans................................................................................        1,106          1,093
Real estate joint ventures..................................................................          433            215
Other limited partnership interests.........................................................        1,667          1,639
Short-term investments, principally at estimated fair value (includes $0 and $344,
 respectively, relating to variable interest entities)......................................          269          1,272
Other invested assets, principally at estimated fair value..................................        2,448          5,029
                                                                                             ------------  -------------
    Total investments.......................................................................       80,128         78,737
Cash and cash equivalents, principally at estimated fair value (includes $0 and $3,078,
 respectively, relating to variable interest entities)......................................        1,363          5,057
Accrued investment income (includes $1 and $1, respectively, relating to variable interest
 entities)..................................................................................          575            668
Premiums, reinsurance and other receivables.................................................       12,918         13,853
Deferred policy acquisition costs and value of business acquired............................        5,623          6,339
Current income tax recoverable..............................................................          735            736
Other assets................................................................................          547            689
Separate account assets.....................................................................      110,156        105,346
                                                                                             ------------  -------------
    Total assets............................................................................  $   212,045   $    211,425
                                                                                             ============  =============
Liabilities and Equity
Liabilities
Future policy benefits......................................................................  $    35,715   $     32,752
Policyholder account balances...............................................................       37,069         36,579
Other policy-related balances...............................................................        2,720          2,712
Payables for collateral under securities loaned and other transactions......................        4,158          7,371
Long-term debt (includes $11 and $23, respectively, at estimated fair value, relating to
 variable interest entities)................................................................           46          1,904
Deferred income tax liability...............................................................          894          2,451
Other liabilities (includes $0 and $1, respectively, relating to variable interest entities)        4,419          5,445
Separate account liabilities................................................................      110,156        105,346
                                                                                             ------------  -------------
    Total liabilities.......................................................................      195,177        194,560
                                                                                             ------------  -------------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and
 outstanding................................................................................           75             75
Additional paid-in capital..................................................................       19,073         18,461
Retained earnings (deficit).................................................................       (4,132)        (2,919)
Accumulated other comprehensive income (loss)...............................................        1,837          1,248
                                                                                             ------------  -------------
    Total Brighthouse Life Insurance Company's stockholder's equity.........................       16,853         16,865
Noncontrolling interests....................................................................           15             --
                                                                                             ------------  -------------
    Total equity............................................................................       16,868         16,865
                                                                                             ------------  -------------
    Total liabilities and equity............................................................  $   212,045   $    211,425
                                                                                             ============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          2017        2016         2015
                                                                                       ---------  -----------  -----------
Revenues
Premiums..............................................................................  $    828   $    1,180   $    1,637
Universal life and investment-type product policy fees................................     3,156        3,097        3,293
Net investment income.................................................................     2,973        3,111        3,001
Other revenues........................................................................       336          709          433
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity securities.......................        (1)         (19)         (23)
  Other-than-temporary impairments on fixed maturity securities transferred to other
   comprehensive income (loss)........................................................        --           (3)          (8)
  Other net investment gains (losses).................................................       (26)         (45)          36
                                                                                       ---------  -----------  -----------
    Total net investment gains (losses)...............................................       (27)         (67)           5
  Net derivative gains (losses).......................................................    (1,468)      (5,770)        (497)
                                                                                       ---------  -----------  -----------
     Total revenues...................................................................     5,798        2,260        7,872
                                                                                       ---------  -----------  -----------
Expenses
Policyholder benefits and claims......................................................     3,594        3,738        3,087
Interest credited to policyholder account balances....................................     1,076        1,131        1,224
Amortization of deferred policy acquisition costs and value of business acquired......       916         (225)         673
Other expenses........................................................................     1,833        2,081        1,723
                                                                                       ---------  -----------  -----------
     Total expenses...................................................................     7,419        6,725        6,707
                                                                                       ---------  -----------  -----------
Income (loss) before provision for income tax.........................................    (1,621)      (4,465)       1,165
Provision for income tax expense (benefit)............................................      (738)      (1,690)         247
                                                                                       ---------  -----------  -----------
Net income (loss).....................................................................  $   (883)  $   (2,775)  $      918
                                                                                       =========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          2017           2016           2015
                                                                                      -----------    -----------    -----------
Net income (loss)....................................................................  $     (883)    $   (2,775)    $      918
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........................         590           (535)        (1,681)
 Unrealized gains (losses) on derivatives............................................        (166)            27             89
 Foreign currency translation adjustments............................................           9             (3)           (29)
                                                                                      -----------    -----------    -----------
Other comprehensive income (loss), before income tax.................................         433           (511)        (1,621)
Income tax (expense) benefit related to items of other comprehensive income (loss)...         156            165            593
                                                                                      -----------    -----------    -----------
Other comprehensive income (loss), net of income tax.................................         589           (346)        (1,028)
                                                                                      -----------    -----------    -----------
Comprehensive income (loss)..........................................................  $     (294)    $   (3,121)    $     (110)
                                                                                      ===========    ===========    ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                            Brighthouse
                                                                            Accumulated    Life Insurance
                                                Additional    Retained         Other         Company's
                                     Common      Paid-in      Earnings     Comprehensive   Stockholder's  Noncontrolling
                                     Stock       Capital      (Deficit)    Income (Loss)       Equity       Interests
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2014.......  $     75  $     16,698   $    (301)    $     2,622      $    19,094    $       --
Capital contributions from
 MetLife, Inc......................                     202          --                              202
Dividends paid to MetLife, Inc.....                      --        (500)                            (500)
Returns of capital.................                     (50)                                         (50)
Net income (loss)..................                                 918              --              918
Other comprehensive income (loss),
 net of income tax.................                                              (1,028)          (1,028)
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2015.......        75        16,850         117           1,594           18,636            --
Capital contributions from
 MetLife, Inc......................                   1,637                                        1,637
Dividends paid to MetLife, Inc.....                                (261)                            (261)
Returns of capital.................                     (26)                                         (26)
Net income (loss)..................                              (2,775)                          (2,775)
Other comprehensive income (loss),
 net of income tax.................                                                (346)            (346)
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2016.......        75        18,461      (2,919)          1,248           16,865            --
Sale of operating joint venture
 interest to a former affiliate....                     202                                          202
Returns of capital (Note 3)........                  (2,737)                                      (2,737)
Capital contributions..............                   3,147                                        3,147
Change in equity of noncontrolling
 interests.........................                                                                   --            15
Net income (loss)..................                                (883)                            (883)
Effect of change in accounting
 principle (Note 1)................                                (330)            330               --
Other comprehensive income (loss),
 net of income tax.................                                                 259              259
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2017.......  $     75  $     19,073   $  (4,132)    $     1,837      $    16,853    $       15
                                    ========= =============  ==========    =============   ============== ==============



                                      Total
                                      Equity
                                    ---------
Balance at December 31, 2014.......  $ 19,094
Capital contributions from
 MetLife, Inc......................       202
Dividends paid to MetLife, Inc.....      (500)
Returns of capital.................       (50)
Net income (loss)..................       918
Other comprehensive income (loss),
 net of income tax.................    (1,028)
                                    ---------
Balance at December 31, 2015.......    18,636
Capital contributions from
 MetLife, Inc......................     1,637
Dividends paid to MetLife, Inc.....      (261)
Returns of capital.................       (26)
Net income (loss)..................    (2,775)
Other comprehensive income (loss),
 net of income tax.................      (346)
                                    ---------
Balance at December 31, 2016.......    16,865
Sale of operating joint venture
 interest to a former affiliate....       202
Returns of capital (Note 3)........    (2,737)
Capital contributions..............     3,147
Change in equity of noncontrolling
 interests.........................        15
Net income (loss)..................      (883)
Effect of change in accounting
 principle (Note 1)................        --
Other comprehensive income (loss),
 net of income tax.................       259
                                    ---------
Balance at December 31, 2017.......  $ 16,868
                                    =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                   2017         2016         2015
                                                             -----------  -----------  -----------
Cash flows from operating activities
Net income (loss)...........................................  $     (883)  $   (2,775)  $      918
Adjustments to reconcile net income (loss) to net cash
 provided by (used in) operating activities:
 Depreciation and amortization expenses.....................          25           56           25
 Amortization of premiums and accretion of discounts
   associated with investments, net.........................        (271)        (231)        (233)
 (Gains) losses on investments, net.........................          27           67           (5)
 (Gains) losses on derivatives, net.........................       3,084        6,998        1,321
 (Income) loss from equity method investments, net of
   dividends and distributions..............................         (50)          26          110
 Interest credited to policyholder account balances.........       1,076        1,131        1,224
 Universal life and investment-type product policy fees.....      (3,156)      (3,097)      (3,293)
 Goodwill impairment........................................          --          381           --
 Change in accrued investment income........................         (80)         (35)          10
 Change in premiums, reinsurance and other receivables......          55           45         (403)
 Change in deferred policy acquisition costs and value of
   business acquired, net...................................         660         (555)         273
 Change in income tax.......................................          --       (1,830)         724
 Change in other assets.....................................       2,176        2,152        2,231
 Change in future policy benefits and other policy-related
   balances.................................................       1,522        2,404        2,283
 Change in other liabilities................................        (314)        (590)        (206)
 Other, net.................................................          75          (16)          13
                                                             -----------  -----------  -----------
Net cash provided by (used in) operating activities.........       3,946        4,131        4,992
                                                             -----------  -----------  -----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................      16,409       45,460       38,341
 Equity securities..........................................          97          224          308
 Mortgage loans.............................................         761        1,560        1,083
 Real estate and real estate joint ventures.................          77          446          512
 Other limited partnership interests........................         262          417          425
Purchases of:
 Fixed maturity securities..................................     (17,811)     (39,097)     (43,502)
 Equity securities..........................................          (2)         (58)        (273)
 Mortgage loans.............................................      (2,044)      (2,847)      (2,560)
 Real estate and real estate joint ventures.................        (268)         (75)        (109)
 Other limited partnership interests........................        (263)        (203)        (233)
Cash received in connection with freestanding derivatives...       1,859          707          224
Cash paid in connection with freestanding derivatives.......      (3,829)      (2,764)        (869)
Cash received under repurchase agreements...................          --           --          199
Cash paid under repurchase agreements.......................          --           --         (199)
Cash received under reverse repurchase agreements...........          --           --          199
Cash paid under reverse repurchase agreements...............          --           --         (199)
Sale of operating joint venture interest to a former
 affiliate..................................................          42           --           --
Sale of loans to a former affiliate.........................          --           --           26
Receipts on loans to a former affiliate.....................          --           50           --
Net change in policy loans..................................         (14)         109          (72)
Net change in short-term investments........................       1,057          596         (343)
Net change in other invested assets.........................         (16)           7          (55)
                                                             -----------  -----------  -----------
Net cash provided by (used in) investing activities.........  $   (3,683)  $    4,532   $   (7,097)
                                                             -----------  -----------  -----------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                        2017         2016          2015
                                                                  -----------  ------------  ------------
Cash flows from financing activities
Policyholder account balances:
 Deposits........................................................  $    4,381   $    10,040   $    20,269
 Withdrawals.....................................................      (3,114)      (12,292)      (21,078)
Net change in payables for collateral under securities loaned
 and other transactions..........................................      (3,139)       (3,251)        3,121
Long-term debt issued............................................          --            --           175
Long-term debt repaid............................................         (13)          (26)         (235)
Returns of capital (Note 3)......................................      (3,425)           --            --
Capital contributions............................................       1,300         1,688           406
Capital contribution associated with the sale of operating joint
 venture interest to a former affiliate..........................         202            --            --
Dividends paid to MetLife, Inc...................................          --          (261)         (500)
Financing element on certain derivative instruments and other
 derivative related transactions, net............................        (149)       (1,011)          (97)
                                                                  -----------  ------------  ------------
Net cash provided by (used in) financing activities..............      (3,957)       (5,113)        2,061
                                                                  -----------  ------------  ------------
Effect of change in foreign currency exchange rates on cash and
 cash equivalents balances.......................................          --            --            (2)
                                                                  -----------  ------------  ------------
Change in cash and cash equivalents..............................      (3,694)        3,550           (46)
Cash and cash equivalents, beginning of year.....................       5,057         1,507         1,553
                                                                  -----------  ------------  ------------
Cash and cash equivalents, end of year...........................  $    1,363   $     5,057   $     1,507
                                                                  ===========  ============  ============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest........................................................  $       81   $       130   $       137
                                                                  ===========  ============  ============
 Income tax......................................................  $     (684)  $       150   $      (463)
                                                                  ===========  ============  ============
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates....  $       --   $     4,030   $        --
                                                                  ===========  ============  ============
 Transfer of mortgage loans from former affiliates...............  $       --   $       662   $        --
                                                                  ===========  ============  ============
 Transfer of short-term investments from former affiliates.......  $       --   $        94   $        --
                                                                  ===========  ============  ============
 Transfer of fixed maturity securities to former affiliates......  $      293   $       346   $        --
                                                                  ===========  ============  ============
 Reduction of other invested assets in connection with
   affiliated reinsurance transactions...........................  $       --   $       676   $        --
                                                                  ===========  ============  ============
 Reduction of policyholder account balances in connection with
   reinsurance transactions......................................  $      293   $        --   $        --
                                                                  ===========  ============  ============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC, which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company reports results through three segments:
Annuities, Life and Run-off. In addition, the Company reports certain of its results in Corporate & Other.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   On October 5, 2016, Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"), which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include Brighthouse Life Insurance Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse Life Insurance Company (the "Contribution Transactions"). The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC to Brighthouse Financial, Inc., resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse Financial, Inc., representing 80.8% of MetLife Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investee") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             4
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   5
-----------------------------------------------------------------------------------------
Reinsurance                                                                           6
-----------------------------------------------------------------------------------------
Investments                                                                           7
-----------------------------------------------------------------------------------------
Derivatives                                                                           8
-----------------------------------------------------------------------------------------
Fair Value                                                                            9
-----------------------------------------------------------------------------------------
Income Tax                                                                            13
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              14
-----------------------------------------------------------------------------------------

 Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

      For traditional long duration insurance contracts (term and whole-life insurance and immediate annuities), assumptions are determined at issuance of the policy and remain "locked-in" unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal life insurance with secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and fixed and variable deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      See "-- Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance, fixed and variable deferred annuity contracts and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed;

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA on traditional long-duration insurance contracts is amortized based on actual and expected future gross premiums while DAC and VOBA on fixed and variable universal life insurance and deferred annuities is amortized based on estimated gross profits. The recoverability of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    See Note 5 for additional information on DAC and VOBA amortization.

    The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. If reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain previously assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and previously assumed from a former affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 4 for additional details of guarantees accounted for as insurance liabilities.

    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value. See Note 9.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. See Note 7 for information on impairments on mortgage loans.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except for economic hedges of variable annuity guarantees which are presented in future policy benefits and claims and economic hedges of equity method investments in joint ventures which are presented in net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. The Company also designates derivatives as a hedge of the estimated fair value of a recognized asset or liabilities (fair value hedge). When a derivative is designated as fair value hedge and is determined to be highly effective, changes in fair value are recorded in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB.

      See "-- Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

 Separate Accounts

    Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

    Separate accounts that do not pass all investment performance to the contract holder, including those underlying the index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

 Income Tax

    Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial, Inc. and its subsidiaries in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

    On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, reduced interest expense deductibility, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act are effective as of January 1, 2018.

    The reduction in the corporate rate required a one-time remeasurement of certain deferred tax items as of December 31, 2017. For the estimated impact of the Tax Act on the financial statements, including the estimated impact resulting from the remeasurement of deferred tax assets and liabilities. See
 Note 13 for more information. Actual results may materially differ from the Company's current estimate due to, among other things, further guidance that may be issued by U.S. tax authorities or regulatory bodies and/or changes in interpretations and assumptions preliminarily made. The Company will continue to analyze the Tax Act to finalize its financial statement impact.

    In December 2017, the SEC issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. SAB 118 acknowledges that a company may be able to complete the accounting for some provisions earlier than others. As such, it may need to apply all three scenarios in determining the accounting for the Tax Act based on information that is available. The Company has not fully completed its accounting for the tax effects of the Tax Act, and thus certain items relating to accounting for the Tax Act are provisional, including accounting for reserves. However, it has recorded the effects of the Tax Act as reasonable estimates due to the need for further analysis of the provisions within the Tax Act and collection, preparation and analysis of relevant data necessary to complete the accounting.

    The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in accumulated other comprehensive income ("AOCI"). The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted federal corporate tax rate and the newly enacted rate as applied on an aggregate basis. See Note 13 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Litigation Contingencies

    The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2017 did not have a material impact on its consolidated financial statements.

Standard                           Description             Effective Date     Impact on Financial Statements
------------------------------------------------------------------------------------------------------------
ASU 2018-02, Reporting    The amendments to Topic 220    January 1, 2019      The Company elected to early
Comprehensive Income      provide an option to           applied in the       adopt the ASU as of
(Topic 220):              reclassify stranded tax        period of adoption   December 31, 2017 and
Reclassification of       effects within AOCI to         (with early          reclassified $330 million
Certain Tax Effects from  retained earnings in each      adoption permitted)  from AOCI into retained
Accumulated Other         period in which the effect of                       earnings related to the
Comprehensive Income      the change in the U.S.                              impact of the Tax Act of
                          federal corporate income tax                        2017. See Notes 11 and 13.
                          rate in the Tax Act of 2017
                          (or portion thereof) is
                          recorded.
------------------------------------------------------------------------------------------------------------
ASU 2017-12,              The amendments to Topic 815    January 1, 2019      The Company does not expect a
Derivatives and Hedging   (i) refine and expand the      using the modified   material impact on its
(Topic 815): Targeted     criteria for achieving hedge   retrospective        financial statements from
Improvements to           accounting on certain hedging  method (with early   adoption of the new guidance.
Accounting for Hedging    strategies, (ii) require the   adoption permitted)
Activities                earnings effect of the
                          hedging instrument be
                          presented in the same line
                          item in which the earnings
                          effect of the hedged item is
                          reported, and (iii) eliminate
                          the requirement to separately
                          measure and report hedge
                          ineffectiveness.
------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial    The amendments to Topic        January 1, 2020      The Company is currently
Instruments - Credit      326 replace the incurred loss  using the modified   evaluating the impact of this
Losses (Topic 326):       impairment methodology for     retrospective        guidance on its consolidated
Measurement of Credit     certain financial instruments  method (with early   financial statements. The
Losses on Financial       with one that reflects         adoption permitted   Company expects the most
Instruments               expected credit losses based   beginning            significant impacts to be
                          on historical loss             January 1, 2019)     earlier recognition of
                          information, current                                impairments on mortgage loan
                          conditions, and reasonable                          investments.
                          and supportable forecasts.
                          The new guidance also
                          requires that an OTTI on a
                          debt security will be
                          recognized as an allowance
                          going forward, such that
                          improvements in expected
                          future cash flows after an
                          impairment will no longer be
                          reflected as a prospective
                          yield adjustment through net
                          investment income, but rather
                          a reversal of the previous
                          impairment and recognized
                          through realized investment
                          gains and losses.
------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial    The new guidance changes the   January 1, 2018      Effective January 1, 2018 the
Instruments - Overall:    current accounting guidance    using the modified   Company will carry
Recognition and           related to (i) the             retrospective        available-for-sale equity
Measurement of            classification and             method               securities and partnerships
Financial Assets and      measurement of certain equity                       and joint ventures accounted
Financial Liabilities     investments, (ii) the                               for under the cost method at
                          presentation of changes in                          fair value with changes in
                          the fair value of financial                         fair value recognized in net
                          liabilities measured under                          income. The Company will
                          the FVO that are due to                             reclassify unrealized gains
                          instrument-specific credit                          related to equity securities
                          risk, and (iii) certain                             of $19 million AOCI to
                          disclosures associated with                         opening retained earnings.
                          the fair value of financial                         Additionally, the Company
                          instruments. Additionally,                          will adjust the carrying
                          there will no longer be a                           value of partnerships and
                          requirement to assess equity                        joint ventures, previously
                          securities for impairment                           accounted for under the cost
                          since such securities will be                       method, from cost to fair
                          measured at fair value                              value, resulting in a
                          through net income.                                 $9 million increase to
                                                                              retained earnings.
------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue       For those contracts that are   January 1, 2018      No impact on the Company's
from Contracts with       impacted, the guidance will    using the            financial statements.
Customers (Topic 606)     require an entity to           retrospective
                          recognize revenue upon the     method
                          transfer of promised goods or
                          services to customers in an
                          amount that reflects the
                          consideration to which the
                          entity expects to be
                          entitled, in exchange for
                          those goods or services.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook, reduced gross derivative assets by $206 million, gross derivative liabilities by $927 million, accrued investment income by $30 million, collateral receivables recorded within premiums, reinsurance and other receivables of $765 million, and collateral payables recorded within payables for collateral under securities loaned and other transactions of $74 million.

2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

 Annuities

    The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

 Life

    The Life segment consists of insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

 Run-off

    The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

 Corporate & Other

    Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long-term care and workers compensation business reinsured through 100% quota share reinsurance agreements and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss).

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, as well as businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are the significant items excluded from total revenues in calculating adjusted earnings:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following are the significant items excluded from total expenses in calculating adjusted earnings:

  . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

  . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above are calculated net of the U.S statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2017, 2016 and 2015 and at December 31, 2017 and 2016. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviewed its approach periodically to ensure that it remained consistent with emerging industry practice standards.

   Beginning in 2018, the Company will allocate equity to the segments based on its new statutory capital oriented internal capital allocation model, which considers capital requirements and aligns with emerging standards and consistent risk principles.

   In 2017 and prior years, segment net investment income was credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss). Going forward, investment portfolios will be funded to support both liabilities and allocated surplus of each segment, requiring no allocated equity adjustments to net investment income. The impact to segment results is not expected to be material. Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and
(iii) cost estimates included in the Company's product pricing.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                 Operating Results
                                         ----------------------------------------------------------------
                                                                                    Corporate
Year Ended December 31, 2017               Annuities     Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Pre-tax adjusted earnings...............  $    1,230  $      (68)    $     (466)    $     (114)    $        582
Provision for income tax expense
 (benefit)..............................         323         (30)          (172)           338              459
                                         ----------- -----------    -----------    -----------    -------------
 Adjusted earnings......................  $      907  $      (38)    $     (294)    $     (452)             123
                                         =========== ===========    ===========    ===========    =============
Adjustments for:
Net investment gains (losses)....................................................................           (27)
Net derivative gains (losses)....................................................................        (1,468)
Other adjustments to net income..................................................................          (708)
Provision for income tax (expense) benefit.......................................................         1,197
                                                                                                  -------------
Net income (loss)................................................................................  $       (883)
                                                                                                  =============

Interest revenue........................  $    1,263  $      300     $    1,399     $      142
Interest expense........................  $       --  $       (4)    $       23     $       39

                                                                                    Corporate
Balance at December 31, 2017              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Total assets............................  $  149,920  $   13,044     $   36,719     $   12,362     $    212,045
Separate account assets.................  $  105,140  $    1,915     $    3,101     $       --     $    110,156
Separate account liabilities............  $  105,140  $    1,915     $    3,101     $       --     $    110,156

                                                                 Operating Results
                                         ----------------------------------------------------------------
                                                                                    Corporate
Year Ended December 31, 2016              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Pre-tax adjusted earnings...............  $    1,494  $        6     $     (249)    $       23     $      1,274
Provision for income tax expense
 (benefit)..............................         441          --            (90)           (10)             341
                                         ----------- -----------    -----------    -----------    -------------
 Adjusted earnings......................  $    1,053  $        6     $     (159)    $       33              933
                                         =========== ===========    ===========    ===========    =============
Adjustments for:
Net investment gains (losses)....................................................................           (67)
Net derivative gains (losses)....................................................................        (5,770)
Other adjustments to net income..................................................................            98
Provision for income tax (expense) benefit.......................................................         2,031
                                                                                                  -------------
Net income (loss)................................................................................  $     (2,775)
                                                                                                  =============

Interest revenue........................  $    1,446  $      351     $    1,411     $      197
Interest expense........................  $       --  $       --     $       60     $       67

                                                                                    Corporate
Balance at December 31, 2016              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Total assets............................  $  146,224  $   12,296     $   40,575     $   12,330     $    211,425
Separate account assets.................  $  100,209  $    1,671     $    3,466     $       --     $    105,346
Separate account liabilities............  $  100,209  $    1,671     $    3,466     $       --     $    105,346

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

                                                             Operating Results
                                         --------------------------------------------------------
                                                                            Corporate
Year Ended December 31, 2015               Annuities      Life    Run-off  & Other          Total
---------------------------------------  ----------- ---------  --------- -----------  -----------
                                                               (In millions)
Pre-tax adjusted earnings...............  $    1,339  $    (56)   $  713   $    (77)    $    1,919
Provision for income tax expense
 (benefit)..............................         329       (21)      247        (43)           512
                                         ----------- ---------  --------- -----------  -----------
 Adjusted earnings......................  $    1,010  $    (35)   $  466   $    (34)         1,407
                                         =========== =========  ========= ===========  ===========
Adjustments for:
Net investment gains (losses).........................................................           5
Net derivative gains (losses).........................................................        (497)
Other adjustments to net income.......................................................        (262)
Provision for income tax (expense) benefit............................................         265
                                                                                       -----------
Net income (loss).....................................................................  $      918
                                                                                       ===========

Interest revenue........................  $    1,266  $    313    $1,551         $97
Interest expense........................  $       --  $     --    $   60         $69

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:


                                                Years Ended December 31,
                                         -------------------------------------
                                               2017         2016         2015
                                         -----------  -----------  -----------
                                                     (In millions)
Annuities...............................  $    3,721   $    4,423   $    4,665
Life....................................       1,036        1,036          881
Run-off.................................       2,148        2,313        2,366
Corporate & Other.......................         250          338          398
Adjustments.............................      (1,357)      (5,850)        (438)
                                         -----------  -----------  -----------
 Total..................................  $    5,798   $    2,260   $    7,872
                                         ===========  ===========  ===========

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:


                                                Years Ended December 31,
                                           -----------------------------------
                                                2017        2016        2015
                                           ----------- ----------- -----------
                                                      (In millions)
  Annuity products........................  $    2,729  $    3,411  $    3,701
  Life insurance products.................       1,587       1,552       1,529
  Other products..........................           4          23         133
                                           ----------- ----------- -----------
   Total..................................  $    4,320  $    4,986  $    5,363
                                           =========== =========== ===========

   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2017, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and BHNY to Brighthouse Life Insurance Company ("the Contribution Transactions"). The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

  . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 10.

  . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 7 and 11.

  . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 7 and 10.

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                      December 31,
                                                -------------------------
                                                    2017         2016
                                                ------------ ------------
                                                      (In millions)
       Annuities...............................  $    34,143  $    32,793
       Life....................................        7,057        6,932
       Run-off.................................       26,770       24,887
       Corporate & Other.......................        7,534        7,431
                                                ------------ ------------
        Total..................................  $    75,504  $    72,043
                                                ============ ============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Future policy benefits are measured as follows:

Product Type:                    Measurement Assumptions:
---------------------------------------------------------------------------------------------------------------------------
Participating life insurance     Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                 (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                 (ii) the liability for terminal dividends.
---------------------------------------------------------------------------------------------------------------------------
Nonparticipating life insurance  Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
---------------------------------------------------------------------------------------------------------------------------
Individual and group             Present value of expected future payments. Interest rate assumptions used in establishing
fixed annuities after            such liabilities range from 2% to 8%.
annuitization
---------------------------------------------------------------------------------------------------------------------------
Long-term care and disability    The net level premium method and assumptions as to future morbidity, withdrawals and
insurance active life reserves   interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
---------------------------------------------------------------------------------------------------------------------------
Long-term care and disability    Present value of benefits method and experience assumptions as to claim terminations,
insurance claim reserves         expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 4% of the Company's life insurance in-force at both December 31, 2017 and 2016. Participating policies represented 38%, 42% and 39% of gross traditional life insurance premiums for the years ended December 31, 2017, 2016 and 2015, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 7%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
8. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
------------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value
                                                           of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index.

                                                          Benefit assumptions are based on the average benefits
                                                           payable over a range of scenarios.
------------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of
             the variable annuity contract, a              annuitization and recognizing the excess ratably over the
             minimum accumulation of purchase              accumulation period based on present value of total
             payments, even if the account value is        expected assessments.
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage
                                                           of the potential annuitizations that may be elected by the contract holder.
------------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and
             partial withdrawals, even if the              expected assessments using assumptions consistent with
             account value is reduced to zero,             those used for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

   The Company also issues universal and variable life contracts where the Company contractually guarantees to the contract holder a secondary guarantee.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                      Universal and
                                                         Variable
                                    Annuity Contracts Life Contracts
                                    ----------------  --------------
                                                        Secondary
                                     GMDBs    GMIBs     Guarantees     Total
                                    ------   ------   --------------  ------
                                                 (In millions)
     Direct
     Balance at January 1, 2015.... $  619   $1,535           $2,374  $4,528
     Incurred guaranteed benefits
      (1)..........................    248      337              413     998
     Paid guaranteed benefits......    (36)      --               --     (36)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    831    1,872            2,787   5,490
     Incurred guaranteed benefits..    335      334              753   1,422
     Paid guaranteed benefits......    (60)      --               --     (60)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..  1,106    2,206            3,540   6,852
     Incurred guaranteed benefits..    367      344              692   1,403
     Paid guaranteed benefits......    (57)      --               --     (57)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $1,416   $2,550           $4,232  $8,198
                                    ======   ======   ==============  ======
     Net Ceded/(Assumed)
     Balance at January 1, 2015.... $  (21)  $  (26)          $  846  $  799
     Incurred guaranteed benefits
      (1)..........................     20       (2)             161     179
     Paid guaranteed benefits......    (33)      --               --     (33)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    (34)     (28)           1,007     945
     Incurred guaranteed benefits..     44        9               98     151
     Paid guaranteed benefits......    (55)      --               --     (55)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..    (45)     (19)           1,105   1,041
     Incurred guaranteed benefits..     94      (28)            (159)    (93)
     Paid guaranteed benefits......    (55)      --               --     (55)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $   (6)  $  (47)          $  946  $  893
                                    ======   ======   ==============  ======
     Net
     Balance at January 1, 2015.... $  640   $1,561           $1,528  $3,729
     Incurred guaranteed benefits
      (1)..........................    228      339              252     819
     Paid guaranteed benefits......     (3)      --               --      (3)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    865    1,900            1,780   4,545
     Incurred guaranteed benefits..    291      325              655   1,271
     Paid guaranteed benefits......     (5)      --               --      (5)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..  1,151    2,225            2,435   5,811
     Incurred guaranteed benefits..    273      372              851   1,496
     Paid guaranteed benefits......     (2)      --               --      (2)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $1,422   $2,597           $3,286  $7,305
                                    ======   ======   ==============  ======

--------

(1) See Note 6.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


    Information regarding the Company's guarantee exposure was as follows at:

                                                           December 31,
                               ----------------------------------------------------------------
                                              2017                              2016
                               ------------------------------     -----------------------------
                                    In the             At              In the            At
                                 Event of Death    Annuitization    Event of Death  Annuitization
                               ----------------  ---------------  ----------------  -------------
                                                      (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).......     $ 105,061        $  59,691         $ 106,590       $  61,340
Separate account value........     $ 100,043        $  58,511         $ 101,991       $  60,016
Net amount at risk............     $   5,200 (4)    $   2,330 (5)     $   6,763 (4)   $   3,116 (5)
Average attained age of
 contract holders.............      68 years         68 years          67 years        67 years

                                                      December 31,
                                                  ---------------------
                                                     2017       2016
                                                  ---------- ----------
                                                  Secondary Guarantees
                                                  ---------------------
                                                  (Dollars in millions)
         Universal Life Contracts
         Total account value (3).................  $   6,244  $   6,216
         Net amount at risk (6)..................  $  75,304  $  76,216
         Average attained age of policyholders...   64 years   63 years

         Variable Life Contracts
         Total account value (3).................  $   1,021  $     960
         Net amount at risk (6)..................  $  13,848  $  14,757
         Average attained age of policyholders...   44 years   43 years

--------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                        -----------------
                                          2017     2016
                                        -------- --------
                                          (In millions)
                       Fund Groupings:
                         Balanced...... $ 54,729 $ 52,170
                         Equity........   43,685   41,152
                         Bond..........    6,082    6,086
                         Money Market..      605      703
                                        -------- --------
                           Total....... $105,101 $100,111
                                        ======== ========

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2017, 2016 and 2015, the Company issued $0, $1.4 billion and $13.0 billion, respectively, and repaid
$6 million, $3.4 billion and $14.4 billion, respectively, of such funding agreements. At December 31, 2017 and 2016, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $141 million and $127 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2017 and 2016 were $71 million and $75 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Information related to FHLB funding agreements was as follows at:

                                          December 31,
                                          -------------
                                          2017   2016
                                          -----  -----
                                          (In millions)
                          Liabilities....  $595   $645

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Traditional Life Insurance Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also annually reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2017     2016    2015
                                                        ------  -------  ------
                                                             (In millions)
DAC:
Balance at January 1,.................................. $5,667  $ 5,066  $5,097
Capitalizations........................................    256      330     399
Amortization related to:
 Net investment gains (losses) and net derivative
   gains (losses)......................................    127    1,371     163
 Other expenses........................................   (958)  (1,076)   (690)
                                                        ------  -------  ------
   Total amortization..................................   (831)     295    (527)
                                                        ------  -------  ------
Unrealized investment gains (losses)...................    (77)     (24)     97
                                                        ------  -------  ------
Balance at December 31,................................  5,015    5,667   5,066
                                                        ------  -------  ------
VOBA:
Balance at January 1,..................................    672      711     763
Amortization related to:
 Net investment gains (losses) and net derivative
   gains (losses)......................................     (9)       2     (19)
 Other expenses........................................    (76)     (72)   (127)
                                                        ------  -------  ------
   Total amortization..................................    (85)     (70)   (146)
                                                        ------  -------  ------
Unrealized investment gains (losses)...................     21       31      94
                                                        ------  -------  ------
Balance at December 31,................................    608      672     711
                                                        ------  -------  ------
Total DAC and VOBA:
Balance at December 31,................................ $5,623  $ 6,339  $5,777
                                                        ======  =======  ======

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                 December 31,
                                                 -------------
                                                  2017   2016
                                                 ------ ------
                                                 (In millions)
                  Annuities..................... $4,819 $4,820
                  Life..........................    671    787
                  Run-off.......................      5    584
                  Corporate & Other.............    128    148
                                                 ------ ------
                   Total........................ $5,623 $6,339
                                                 ====== ======

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                        2017     2016    2015
                                                       -----    -----   -----
                                                          (In millions)
    DSI:
    Balance at January 1,.............................  $432     $515    $566
    Capitalization....................................     2        3       3
    Amortization......................................   (12)     (83)    (72)
    Unrealized investment gains (losses)..............   (11)      (3)     18
                                                       -----    -----   -----
    Balance at December 31,...........................  $411     $432    $515
                                                       =====    =====   =====
    VODA:
    Balance at January 1,.............................  $120     $136    $155
    Amortization......................................   (15)     (16)    (19)
                                                       -----    -----   -----
    Balance at December 31,...........................  $105     $120    $136
                                                       =====    =====   =====
    Accumulated amortization..........................  $155     $140    $124
                                                       =====    =====   =====

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                           VOBA   VODA
                                           ----   ----
                                           (In millions)
                           2018...........  $98    $14
                           2019...........  $84    $13
                           2020...........  $62    $12
                           2021...........  $53    $10
                           2022...........  $46    $ 9

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by New England Life Insurance Company ("NELICO"), former affiliates and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2017, the Company had $6.5 billion of reinsurance recoverables associated with our reinsured long-term care business. The reinsurer has established trust accounts for our benefit to secure their obligations under the reinsurance agreements.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2017 and 2016, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $2.6 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2017 and 2016, respectively.

   At December 31, 2017, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2016, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.8 billion, or 86%, were with the Company's five largest ceded reinsurers, including $1.5 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2017      2016      2015
                                                                  --------  --------  --------
                                                                          (In millions)
Premiums
Direct premiums..................................................  $ 1,731   $ 2,226   $ 2,404
Reinsurance assumed..............................................       13        81       296
Reinsurance ceded................................................     (916)   (1,127)   (1,063)
                                                                  --------  --------  --------
 Net premiums....................................................  $   828   $ 1,180   $ 1,637
                                                                  ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees....  $ 3,653   $ 3,582   $ 3,722
Reinsurance assumed..............................................      103       126       139
Reinsurance ceded................................................     (600)     (611)     (568)
                                                                  --------  --------  --------
 Net universal life and investment-type product policy fees......  $ 3,156   $ 3,097   $ 3,293
                                                                  ========  ========  ========
Other revenues
Direct other revenues............................................  $   260   $   271   $   271
Reinsurance assumed..............................................       29        89         2
Reinsurance ceded................................................       47       349       160
                                                                  --------  --------  --------
 Net other revenues..............................................  $   336   $   709   $   433
                                                                  ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims..........................  $ 5,080   $ 6,101   $ 4,944
Reinsurance assumed..............................................       89       127       302
Reinsurance ceded................................................   (1,575)   (2,490)   (2,159)
                                                                  --------  --------  --------
 Net policyholder benefits and claims............................  $ 3,594   $ 3,738   $ 3,087
                                                                  ========  ========  ========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                  December 31,
                                 -------------------------------------------------------------------------------
                                                   2017                                    2016
                                 ---------------------------------------- --------------------------------------
                                                                  Total                                  Total
                                                                  Balance                                Balance
                                   Direct    Assumed     Ceded    Sheet     Direct   Assumed    Ceded    Sheet
                                 --------- ---------  --------- --------- --------- -------- --------- ---------
                                                                  (In millions)
Assets
Premiums, reinsurance and other
 receivables....................  $    367  $     43   $ 12,508  $ 12,918  $  1,161  $    23  $ 12,669  $ 13,853
Liabilities
Policyholder account balances...  $ 36,359  $    710   $     --  $ 37,069  $ 35,838  $   741  $     --  $ 36,579
Other policy-related balances...     1,037     1,683         --     2,720     1,035    1,677        --     2,712
Other liabilities...............     3,724        (6)       701     4,419     4,525       13       907     5,445

   Effective December 1, 2016, the Company terminated two agreements with a third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $1.4 billion and $1.5 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on reinsurance were $198 million and $1 million at December 31, 2017 and 2016, respectively.

 Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, General American Life Insurance Company, MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont ("MRV"), Delaware American Life Insurance Company and American Life Insurance Company, all of which were related parties at December 31, 2017.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                          Years Ended December 31,
                                                          -----------------------
                                                           2017     2016    2015
                                                          -----    -----   -----
                                                             (In millions)
  Premiums
  Reinsurance assumed.................................... $  13    $  35   $ 227
  Reinsurance ceded......................................  (537)    (766)   (687)
                                                          -----    -----   -----
   Net premiums.......................................... $(524)   $(731)  $(460)
                                                          =====    =====   =====
  Universal life and investment-type product policy fees
  Reinsurance assumed.................................... $ 103    $ 126   $ 139
  Reinsurance ceded......................................   (14)     (60)    (58)
                                                          -----    -----   -----
   Net universal life and investment-type product policy
     fees................................................ $  89    $  66   $  81
                                                          =====    =====   =====
  Other revenues
  Reinsurance assumed.................................... $  29    $  59   $   2
  Reinsurance ceded......................................    44      348     160
                                                          -----    -----   -----
   Net other revenues.................................... $  73    $ 407   $ 162
                                                          =====    =====   =====
  Policyholder benefits and claims
  Reinsurance assumed.................................... $  87    $  90   $ 252
  Reinsurance ceded......................................  (420)    (737)   (656)
                                                          -----    -----   -----
   Net policyholder benefits and claims.................. $(333)   $(647)  $(404)
                                                          =====    =====   =====

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                      December 31,
                                             ------------------------------
                                                  2017            2016
                                             --------------- --------------
                                             Assumed  Ceded  Assumed Ceded
                                             -------  ------ ------- ------
                                                     (In millions)
    Assets
    Premiums, reinsurance and other
     receivables............................  $   34  $3,254  $   23 $3,382
    Liabilities
    Policyholder account balances...........  $  436  $   --  $  741 $   --
    Other policy-related balances...........  $1,683  $   --  $1,677 $   --
    Other liabilities.......................  $   (8) $  401  $   11 $  578

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The Company assumed risks from NELICO and MLIC related to guaranteed minimum benefits written directly by the cedents. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $436 million and $741 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were $177 million, ($21) million and ($47) million for the years ended December 31, 2017, 2016 and 2015, respectively. In January 2017, MLIC recaptured these risks being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession are included within premiums, reinsurance and other receivables and were $2 million and $171 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($126) million, $46 million, and $54 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   In May 2017, the Company and BHNY recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of reinsurance termination.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to MLIC. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.5 billion and $2.6 billion of unsecured related party reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $1.3 billion and $1.4 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on related party reinsurance were $198 million and $0 at December 31, 2017 and 2016, respectively.

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector at:

                                    December 31, 2017                                  December 31, 2016
                     ------------------------------------------------ ---------------------------------------------------
                                     Gross Unrealized                                  Gross Unrealized
                                -------------------------                        ----------------------------
                      Cost or                       OTTI    Estimated  Cost or                         OTTI     Estimated
                      Amortized          Temporary Losses     Fair     Amortized            Temporary  Losses     Fair
                        Cost      Gains   Losses    (1)      Value       Cost       Gains    Losses     (1)      Value
                     ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------  ----------
                                                                (In millions)
Fixed maturity
 securities: (2)
U.S. corporate......    $20,647  $1,822       $ 89    $--     $22,380    $20,663  $  1,287       $285     $--     $21,665
U.S. government and
 agency.............     14,185   1,844        116     --      15,913     11,872     1,281        237      --      12,916
RMBS................      7,588     283         57     (3)      7,817      7,876       203        139      --       7,940
Foreign corporate...      6,457     376         62     --       6,771      6,071       220        168      --       6,123
State and political
 subdivision........      3,573     532          6      1       4,098      3,520       376         38      --       3,858
CMBS................      3,259      48         17     (1)      3,291      3,687        40         32      (1)      3,696
ABS.................      1,779      19          2     --       1,796      2,600        11         13      --       2,598
Foreign government..      1,111     159          3     --       1,267      1,000       114         11      --       1,103
                     ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------  ----------
 Total fixed
   maturity
   securities.......    $58,599  $5,083       $352    $(3)    $63,333    $57,289  $  3,532       $923     $(1)    $59,899
                     ========== ======= ========== ======  ========== ========== ========= ========== =======  ==========
Equity securities
 (2)................    $   212  $   21       $  1    $--     $   232    $   280  $     29       $  9     $--     $   300
                     ========== ======= ========== ======  ========== ========== ========= ========== =======  ==========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

(2) Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are Structured Securities.

    The Company held non-income producing fixed maturity securities with an estimated fair value of $3 million and $5 million with unrealized gains (losses) of ($2) million and less than $1 million at December 31, 2017 and 2016, respectively.

 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

                                                        Due After Five
                                         Due After One      Years                                  Total Fixed
                           Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                           Year or Less   Five Years        Years          Years      Securities   Securities
                          ------------- -------------- --------------- -------------- ----------- ------------
                                                             (In millions)
Amortized cost...........        $1,833        $10,018         $11,131        $22,991     $12,626      $58,599
Estimated fair value.....        $1,838        $10,347         $11,458        $26,786     $12,904      $63,333

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                   December 31, 2017                              December 31, 2016
                     ----------------------------------------------- -------------------------------------------------
                                            Equal to or Greater than                       Equal to or Greater than 12
                      Less than 12 Months         12 Months           Less than 12 Months          Months
                     ---------------------- ------------------------ --------------------- ---------------------------
                      Estimated    Gross     Estimated     Gross      Estimated   Gross     Estimated       Gross
                        Fair     Unrealized    Fair      Unrealized     Fair    Unrealized    Fair        Unrealized
                       Value      Losses      Value       Losses       Value      Losses     Value         Losses
                     ---------- ----------- ----------  -----------  ---------- ---------- ----------    -----------
                                                       (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......  $   1,762   $    21    $   1,413    $    68     $   4,632   $   187   $     699        $    98
U.S. government and
 agency.............      4,764        36        1,573         80         4,396       237          --             --
RMBS................      2,308        13        1,292         41         3,457       107         818             32
Foreign corporate...        636         8          559         54         1,443        64         573            104
State and political
 subdivision........        171         3          106          4           887        35          29              3
CMBS................        603         6          335         10         1,553        26         171              5
ABS.................        165        --           75          2           450         5         461              8
Foreign government..        152         2           50          1           242        10           6              1
                     ---------- ----------- ----------  -----------  ---------- ---------- ----------    -----------
 Total fixed
   maturity
   securities.......  $  10,561   $    89    $   5,403    $   260     $  17,060   $   671   $   2,757        $   251
                     ========== =========== ==========  ===========  ========== ========== ==========    ===========
Equity securities...  $      17   $    --    $      10    $     1     $      57   $     2   $      40        $     7
                     ========== =========== ==========  ===========  ========== ========== ==========    ===========
Total number of
 securities in
 an unrealized loss
 position...........        914                    623                    1,711                   475
                     ==========             ==========               ==========            ==========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2017.

      Gross unrealized losses on fixed maturity securities decreased
   $573 million during the year ended December 31, 2017 to $349 million. The decrease in gross unrealized losses for the year ended December 31, 2017, was primarily attributable to narrowing credit spreads and decreasing longer-term interest rates.

      At December 31, 2017, $5 million of the total $349 million of gross unrealized losses were from 10 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater, of which $2 million were from investment grade fixed maturity securities.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                         December 31,
                                                   --------------------------------------------------------
                                                               2017                         2016
                                                   ----------------------------  --------------------------
                                                      Carrying         % of         Carrying       % of
                                                       Value           Total         Value         Total
                                                   --------------  ------------  -------------  -----------
                                                                     (Dollars in millions)
Mortgage loans:
 Commercial.......................................  $       7,233          67.9%  $      6,497         69.9%
 Agricultural.....................................          2,200          20.7          1,830         19.7
 Residential......................................          1,138          10.7            867          9.3
                                                   --------------  ------------  -------------  -----------
   Subtotal (1)...................................         10,571          99.3          9,194         98.9
 Valuation allowances (2).........................            (46)         (0.4)           (40)        (0.4)
                                                   --------------  ------------  -------------  -----------
   Subtotal mortgage loans, net...................         10,525          98.9          9,154         98.5
 Commercial mortgage loans held by CSEs -- FVO....            115           1.1            136          1.5
                                                   --------------  ------------  -------------  -----------
      Total mortgage loans, net...................  $      10,640         100.0%  $      9,290        100.0%
                                                   ==============  ============  =============  ===========

(1) The Company purchases unaffiliated mortgage loans under a master participation agreement from a former affiliate, simultaneously with the former affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from the former affiliate during the years ended December 31, 2017, 2016 and 2015 were $1.2 billion, $2.4 billion and
    $2.0 billion, respectively. In connection with the mortgage loan participations, the former affiliate collected mortgage loan principal and interest payments on the Company's behalf and the former affiliate remitted such payments to the Company in the amount of $945 million, $1.6 billion and $1.0 billion during the years ended December 31, 2017, 2016 and 2015, respectively.

    Purchases of mortgage loans from third parties were $420 million and $619 million for the years ended December 31, 2017 and 2016, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans. Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs--FVO is presented in Note 9. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       -------------------------------------------------------
                           Debt Service Coverage Ratios                           Estimated
                       ------------------------------------              % of      Fair         % of
                          > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value        Total
                       ---------- --------------- --------- -------- ---------  ----------- ---------
                                                    (Dollars in millions)
December 31, 2017
Loan-to-value ratios:
Less than 65%.........     $6,167            $293      $ 33   $6,493      89.7%      $6,654      90.0%
65% to 75%............        642              --        14      656       9.1          658       8.9
76% to 80%............         42              --         9       51       0.7           50       0.7
Greater than 80%......         --               9        24       33       0.5           30       0.4
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............     $6,851            $302      $ 80   $7,233     100.0%      $7,392     100.0%
                       ========== =============== ========= ======== =========  =========== =========
December 31, 2016
Loan-to-value ratios:
Less than 65%.........     $5,718            $230      $167   $6,115      94.1%      $6,197      94.3%
65% to 75%............        291              --        19      310       4.8          303       4.6
76% to 80%............         34              --        --       34       0.5           33       0.5
Greater than 80%......         24              14        --       38       0.6           37       0.6
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............     $6,067            $244      $186   $6,497     100.0%      $6,570     100.0%
                       ========== =============== ========= ======== =========  =========== =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                            ----------------------------------------------
                                     2017                    2016
                            ----------------------  ----------------------
                              Recorded     % of       Recorded     % of
                              Investment   Total      Investment   Total
                            ------------ ---------  ------------ ---------
                                         (Dollars in millions)
     Loan-to-value ratios:
     Less than 65%.........   $    2,039      92.7%   $    1,789      97.8%
     65% to 75%............          161       7.3            41       2.2
                            ------------ ---------  ------------ ---------
       Total...............   $    2,200     100.0%   $    1,830     100.0%
                            ============ =========  ============ =========

    The estimated fair value of agricultural mortgage loans was $2.2 billion and $1.9 billion at December 31, 2017 and 2016, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                     December 31,
                         --------------------------------------------------------------------
                                        2017                               2016
                         ---------------------------------  ---------------------------------
                         Recorded Investment   % of Total   Recorded Investment   % of Total
                         ------------------- -------------  ------------------- -------------
                                                 (Dollars in millions)
Performance indicators:
Performing..............  $            1,106          97.2%   $            856           98.7%
Nonperforming...........                  32           2.8                  11            1.3
                         ------------------- -------------  ------------------- -------------
Total...................  $            1,138         100.0%   $            867          100.0%
                         =================== =============  =================== =============

    The estimated fair value of residential mortgage loans was $1.2 billion and $867 million at December 31, 2017 and 2016, respectively.

 Past Due, Nonaccrual and Modified Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
 December 31, 2017 and 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2017 or 2016. The recorded investment of residential mortgage loans past due and in nonaccrual status was $32 million and $11 million at December 31, 2017 and 2016, respectively. During the years ended December 31, 2017 and 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values and loans to affiliates comprise over 80% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values and see "-- Related Party Investment Transactions" for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships and leveraged leases.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Leveraged Leases

    Investment in leveraged leases consisted of the following at:

                                                                    December 31,
                                                                --------------------
                                                                     2017       2016
                                                                ---------  ---------
                                                                    (In millions)
Rental receivables, net........................................      $ 87       $ 87
Estimated residual values......................................        14         14
                                                                ---------  ---------
  Subtotal.....................................................       101        101
Unearned income................................................       (35)       (32)
                                                                ---------  ---------
    Investment in leveraged leases, net of non-recourse debt...      $ 66       $ 69
                                                                =========  =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2017 and 2016, all leverage leases were performing.

    The deferred income tax liability related to leveraged leases was $43 million and $74 million at December 31, 2017 and 2016, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.0 billion and $4.7 billion at December 31, 2017 and 2016, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ---------------------------
                                                               2017      2016      2015
                                                             --------  --------  -------
                                                                    (In millions)
Fixed maturity securities...................................  $ 4,722   $ 2,600   $2,283
Fixed maturity securities with noncredit OTTI losses
 included in AOCI...........................................        2         1      (23)
                                                             --------  --------  -------
 Total fixed maturity securities............................    4,724     2,601    2,260
Equity securities...........................................       39        32       54
Derivatives.................................................      231       397      370
Short-term investments......................................       --       (42)      --
Other.......................................................       (8)       59       79
                                                             --------  --------  -------
 Subtotal...................................................    4,986     3,047    2,763
                                                             --------  --------  -------
Amounts allocated from:
Future policy benefits......................................   (2,370)     (922)    (126)
DAC and VOBA related to noncredit OTTI losses recognized in
 AOCI.......................................................       (2)       (2)      (1)
DAC, VOBA and DSI...........................................     (260)     (193)    (198)
                                                             --------  --------  -------
 Subtotal...................................................   (2,632)   (1,117)    (325)
                                                             --------  --------  -------
Deferred income tax benefit (expense) related to noncredit
 OTTI losses recognized in AOCI.............................        1        --        9
Deferred income tax benefit (expense).......................     (495)     (653)    (827)
                                                             --------  --------  -------
   Net unrealized investment gains (losses).................  $ 1,860   $ 1,277   $1,620
                                                             ========  ========  =======

    The changes in net unrealized investment gains (losses) were as follows:

                                                                                                Years Ended December 31,
                                                                                         -------------------------------------
                                                                                               2017         2016         2015
                                                                                         -----------  -----------  -----------
                                                                                                     (In millions)
Balance at January 1,...................................................................  $    1,277   $    1,620   $    2,628
Fixed maturity securities on which noncredit OTTI losses have been recognized...........           1           24           15
Unrealized investment gains (losses) during the year....................................       1,938          260       (2,303)
Unrealized investment gains (losses) relating to:
  Future policy benefits................................................................      (1,448)        (796)         487
  DAC and VOBA related to noncredit OTTI losses recognized in AOCI......................          --           (1)           1
  DAC, VOBA and DSI.....................................................................         (67)           5          208
  Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in
   AOCI.................................................................................           1           (9)          (5)
  Deferred income tax benefit (expense).................................................         158          174          589
                                                                                         -----------  -----------  -----------
Balance at December 31,.................................................................  $    1,860   $    1,277   $    1,620
                                                                                         ===========  ===========  ===========
    Change in net unrealized investment gains (losses)..................................  $      583   $     (343)  $   (1,008)
                                                                                         ===========  ===========  ===========

 Concentrations of Credit Risk

    There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2017 and 2016.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Securities Lending

   Elements of the securities lending program are presented below at:

                                                                        December 31,
                                                                       ---------------
                                                                        2017    2016
                                                                       ------- -------
                                                                        (In millions)
Securities on loan: (1)
 Amortized cost.......................................................  $3,085  $5,895
 Estimated fair value.................................................  $3,748  $6,555
Cash collateral received from counterparties (2)......................  $3,791  $6,642
Security collateral received from counterparties (3)..................  $   29  $   27
Reinvestment portfolio -- estimated fair value........................  $3,823  $6,571

--------

(1) Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                             December 31, 2017                     December 31, 2016
                                                    -------------------------------------- -------------------------------------
                                                    Remaining Tenor of Securities          Remaining Tenor of Securities
                                                        Lending Agreements                     Lending Agreements
                                                    -----------------------------          -----------------------------
                                                                1 Month  1 to 6                        1 Month  1 to 6
                                                     Open (1)  or Less    Months    Total   Open (1)  or Less    Months    Total
                                                    ---------  --------  -------  -------- ---------  --------  -------  -------
                                                                                (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................    $1,626      $964   $1,201   $ 3,791    $2,129    $1,906   $1,743   $5,778
U.S. corporate.....................................        --        --       --        --        --       480       --      480
Agency RMBS........................................        --        --       --        --        --        --      274      274
Foreign corporate..................................        --        --       --        --        --        58       --       58
Foreign government.................................        --        --       --        --        --        52       --       52
                                                    ---------  --------  -------  -------- ---------  --------  -------  -------
  Total............................................    $1,626      $964   $1,201   $ 3,791    $2,129    $2,496   $2,017   $6,642
                                                    =========  ========  =======  ======== =========  ========  =======  =======

--------
(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2017 was $1.6 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. government and agency securities, ABS, U.S. and foreign corporate securities, and non-agency RMBS) with 59% invested in agency RMBS, U.S. government and agency securities, cash equivalents, short-term investments or held in cash at December 31, 2017. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                               December 31,
                                                                       -----------------------------
                                                                              2017           2016
                                                                       -------------- --------------
                                                                               (In millions)
Invested assets on deposit (regulatory deposits) (1)..................  $       8,259  $       7,644
Invested assets held in trust (reinsurance agreements) (2)............          2,634          9,054
Invested assets pledged as collateral (3).............................          3,199          3,548
                                                                       -------------- --------------
 Total invested assets on deposit, held in trust, and pledged as
   collateral.........................................................  $      14,092  $      20,246
                                                                       ============== ==============

--------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $34 million of the assets on deposit balance represents restricted cash at both December 31, 2017 and 2016.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $42 million and $15 million of the assets held in trust balance represents restricted cash at December 31, 2017 and 2016, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The Company's PCI fixed maturity securities were as follows at:

                                                                          December 31,
                                                                       -------------------
                                                                            2017      2016
                                                                       --------- ---------
                                                                          (In millions)
Outstanding principal and interest balance (1)........................    $1,237    $1,458
Carrying value (2)....................................................    $1,020    $1,113

--------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                                       Years Ended December 31,
                                                                       ------------------------
                                                                            2017         2016
                                                                       ---------    ---------
                                                                          (In millions)
Contractually required payments (including interest)..................        $3         $558
Cash flows expected to be collected (1)...............................        $3         $483
Fair value of investments acquired....................................        $2         $341

--------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                                         Years Ended December 31,
                                                                       ------------------------
                                                                            2017          2016
                                                                       -----------   -----------
                                                                             (In millions)
Accretable yield, January 1,..........................................  $      419    $      400
Investments purchased.................................................           1           142
Accretion recognized in earnings......................................         (67)          (66)
Disposals.............................................................         (10)           (8)
Reclassification (to) from nonaccretable difference...................          34           (49)
                                                                       -----------   -----------
Accretable yield, December 31,........................................  $      377    $      419
                                                                       ===========   ===========

Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.2 billion at December 31, 2017. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2017. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2017 and 2015. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2017, 2016 and 2015. Aggregate total assets of these entities totaled $328.9 billion and $285.1 billion at December 31, 2017 and 2016, respectively. Aggregate total liabilities of these entities totaled
$39.8 billion and $26.3 billion at December 31, 2017 and 2016, respectively. Aggregate net income (loss) of these entities totaled $36.2 billion, $21.3 billion and $13.7 billion for the years ended December 31, 2017, 2016 and 2015, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at:

                                                           December 31,
                                                     -------------------------
                                                        2017         2016
                                                     ----------- -------------
                                                           (In millions)
  MRSC (collateral financing arrangement) (1).......  $       --  $      3,422
  CSEs: (2)
  Assets:
   Mortgage loans (commercial mortgage loans).......         115           136
   Accrued investment income........................           1             1
                                                     ----------- -------------
     Total assets...................................  $      116  $        137
                                                     =========== =============
  Liabilities:
   Long-term debt...................................  $       11  $         23
   Other liabilities................................          --             1
                                                     ----------- -------------
     Total liabilities..............................  $       11  $         24
                                                     =========== =============

--------
(1) In April 2017, these assets were liquidated and the proceeds were used to repay the MRSC collateral financing arrangement (see Note 3).

(2) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $86 million and $95 million at estimated fair value at December 31, 2017 and 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                  December 31,
                               ---------------------------------------------------
                                         2017                      2016
                               ------------------------- -------------------------
                                              Maximum                   Maximum
                                 Carrying    Exposure      Carrying    Exposure
                                  Amount    to Loss (1)     Amount    to Loss (1)
                               ------------ ------------ ------------ ------------
                                                  (In millions)
Fixed maturity securities AFS:
 Structured Securities (2)....  $    11,136  $    11,136  $    12,809  $    12,809
 U.S. and foreign corporate...          501          501          536          536
Other limited partnership
 interests....................        1,509        2,460        1,491        2,287
Real estate joint ventures....           24           27           17           22
Other investments (3).........           47           52           60           66
                               ------------ ------------ ------------ ------------
   Total......................  $    13,217  $    14,176  $    14,913  $    15,720
                               ============ ============ ============ ============

--------

(1) The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2) For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3) Other investments are comprised of other invested assets and non-redeemable preferred stock.

    As described in Note 14, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2017, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                        Years Ended December 31,
                                                                       --------------------------
                                                                           2017     2016     2015
                                                                       -------- -------- --------
                                                                             (In millions)
Investment income:
 Fixed maturity securities............................................   $2,347   $2,567   $2,398
 Equity securities....................................................       12       19       19
 Mortgage loans.......................................................      442      393      367
 Policy loans.........................................................       49       54       54
 Real estate and real estate joint ventures...........................       53       32      108
 Other limited partnership interests..................................      182      163      134
 Cash, cash equivalents and short-term investments....................       30       20        9
 Other................................................................       25       25       22
                                                                       -------- -------- --------
   Subtotal...........................................................    3,140    3,273    3,111
 Less: Investment expenses............................................      175      173      126
                                                                       -------- -------- --------
   Subtotal, net......................................................    2,965    3,100    2,985
 FVO CSEs -- interest income -- commercial mortgage loans.............        8       11       16
                                                                       -------- -------- --------
     Net investment income............................................   $2,973   $3,111   $3,001
                                                                       ======== ======== ========

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                                                    Years Ended December 31,
                                                                            ----------------------------------------
                                                                                2017          2016          2015
                                                                            ------------  ------------  ------------
                                                                                          (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Industrial............................................................  $        --   $       (16)  $        (3)
     Consumer..............................................................           --            --            (8)
     Utility...............................................................           --            --            (6)
                                                                            ------------  ------------  ------------
   Total U.S. and foreign corporate securities.............................           --           (16)          (17)
   RMBS....................................................................           --            (6)          (14)
   State and political subdivision.........................................           (1)           --            --
                                                                            ------------  ------------  ------------
OTTI losses on fixed maturity securities recognized in earnings............           (1)          (22)          (31)
 Fixed maturity securities -- net gains (losses) on sales and disposals....          (25)          (28)          (60)
                                                                            ------------  ------------  ------------
   Total gains (losses) on fixed maturity securities.......................          (26)          (50)          (91)
                                                                            ------------  ------------  ------------
Total gains (losses) on equity securities:
OTTI losses on equity securities recognized in earnings....................           (4)           (2)           (3)
 Equity securities -- net gains (losses) on sales and disposals............           26            10            18
                                                                            ------------  ------------  ------------
   Total gains (losses) on equity securities...............................           22             8            15
                                                                            ------------  ------------  ------------
Mortgage loans.............................................................           (9)            5           (11)
Real estate and real estate joint ventures.................................            4           (34)           98
Other limited partnership interests........................................          (11)           (7)           (1)
Other......................................................................           (4)           11            (2)
                                                                            ------------  ------------  ------------
 Subtotal..................................................................          (24)          (67)            8
                                                                            ------------  ------------  ------------
FVO CSEs:
   Commercial mortgage loans...............................................           (3)           (2)           (7)
   Long-term debt -- related to commercial mortgage loans..................            1             1             4
Non-investment portfolio gains (losses)....................................           (1)            1            --
                                                                            ------------  ------------  ------------
     Subtotal..............................................................           (3)           --            (3)
                                                                            ------------  ------------  ------------
      Total net investment gains (losses)..................................  $       (27)  $       (67)  $         5
                                                                            ============  ============  ============

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                           Years Ended December 31,
                                    ----------------------------------------------------------------------
                                       2017        2016        2015        2017        2016        2015
                                    ----------  ----------  ----------  ----------  ----------  ----------
                                         Fixed Maturity Securities               Equity Securities
                                    ----------------------------------  ----------------------------------
                                                                 (In millions)
Proceeds...........................  $  11,974   $  39,210   $  32,085   $      68   $      48   $      80
                                    ==========  ==========  ==========  ==========  ==========  ==========
Gross investment gains.............  $      58   $     253   $     184   $      27   $      10   $      26
Gross investment losses............        (83)       (281)       (244)         (1)         --          (8)
OTTI losses........................         (1)        (22)        (31)         (4)         (2)         (3)
                                    ----------  ----------  ----------  ----------  ----------  ----------
 Net investment gains (losses).....  $     (26)  $     (50)  $     (91)  $      22   $       8   $      15
                                    ==========  ==========  ==========  ==========  ==========  ==========

 Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                             Years Ended December 31,
                                                                                           -------------------------
                                                                                                2017          2016
                                                                                            ----------   ----------
                                                                                                (In millions)
Balance at January 1,.....................................................................  $      28     $      66
Additions:
 Additional impairments -- credit loss OTTI on securities previously impaired.............         --             5
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously impaired as credit
   loss OTTI..............................................................................        (28)          (42)
 Increase in cash flows -- accretion of previous credit loss OTTI.........................         --            (1)
                                                                                           ----------    ----------
Balance at December 31,...................................................................  $      --     $      28
                                                                                           ==========    ==========

Related Party Investment Transactions

   The Company previously transferred fixed maturity securities, mortgage loans, real estate and real estate joint ventures, to and from former affiliates, which were as follows:

                                                                                         Years Ended December 31,
                                                                                 ----------------------------------------
                                                                                      2017          2016         2015
                                                                                 -------------  ------------- -----------
                                                                                              (In millions)
Estimated fair value of invested assets transferred to former affiliates........  $        292   $      1,495  $      185
Amortized cost of invested assets transferred to former affiliates..............  $        294   $      1,400  $      169
Net investment gains (losses) recognized on transfers...........................  $         (2)  $         27  $       16
Change in additional paid-in-capital recognized on transfers....................  $         --   $         68  $       --
Estimated fair value of invested assets transferred from former affiliates......  $         --   $      5,582  $      928

   In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate, which are included in the table above. See Note 6 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Notes 3 and 10.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred investments and cash and cash equivalents which are included in the table above. See Note 6 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital, which is included in shareholder's equity (See Note 11) of $202 million in the first quarter of 2017.

   The Company had affiliated loans outstanding to wholly owned real estate subsidiaries of MLIC which were fully repaid in cash by December 2015. Net investment income and mortgage loan prepayment income earned from these affiliated loans was $39 million for the year ended December 31, 2015.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC ("MLIA"), a related party investment manager. The related investment administrative service charges were $93 million, $98 million, and $79 million for the years ended December 31, 2017, 2016 and 2015, respectively.

8. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                 December 31,
                                                      -------------------------------------------------------------------
                                                                    2017                              2016
                                                      --------------------------------- ---------------------------------
                                                                  Estimated Fair Value                 Estimated Fair Value
                                                                  ---------------------                ---------------------
                                                        Gross                             Gross
                                                       Notional                          Notional
                     Primary Underlying Risk Exposure   Amount     Assets   Liabilities   Amount        Assets   Liabilities
                   ---------------------------------- ----------- --------- ----------- -----------    --------- -----------
                                                                                 (In millions)
Derivatives Designated as Hedging
 Instruments
Fair value hedges:
 Interest rate
   swaps..........           Interest rate...........  $      175  $     44   $     --   $      310     $     41   $     --
                                                      ----------- --------- ----------- -----------    --------- -----------
Cash flow hedges:
 Interest rate
   swaps..........           Interest rate...........          27         5         --           45            7         --
 Foreign currency            Foreign
   swaps..........            currency
                              exchange rate..........       1,762        86         75        1,420          186         10
                                                      ----------- --------- ----------- -----------    --------- -----------
   Subtotal.......................................          1,789        91         75        1,465          193         10
                                                      ----------- --------- ----------- -----------    --------- -----------
    Total qualifying hedges......................           1,964       135         75        1,775          234         10
                                                      ----------- --------- ----------- -----------    --------- -----------
Derivatives Not Designated or Not
 Qualifying as Hedging Instruments
Interest rate
 swaps............           Interest rate...........      20,213       922        774       28,175        1,928      1,688
Interest rate
 floors...........           Interest rate...........          --        --         --        2,100            5          2
Interest rate
  caps............           Interest rate...........       2,671         7         --       12,042           25         --
Interest rate
 futures..........           Interest rate...........         282         1         --        1,288            9         --
Interest rate
 options..........           Interest rate...........      24,600       133         63       15,520          136         --
Interest rate
 total return
 swaps............           Interest rate...........          --        --         --        3,876           --        611
Foreign currency             Foreign
 swaps............            currency
                              exchange rate..........       1,103        69         41        1,250          153          4
Foreign currency             Foreign
 forwards.........            currency
                              exchange rate..........         130        --          2          158            9         --
Credit default
 swaps --
 purchased........           Credit..................          65        --          1           34           --         --
Credit default
 swaps --
  written.........           Credit..................       1,878        40         --        1,891           28         --
Equity futures....           Equity market...........       2,713        15         --        8,037           38         --
Equity index
 options..........           Equity market...........      47,066       794      1,664       37,501          897        934
Equity variance
 swaps............           Equity market...........       8,998       128        430       14,894          140        517
Equity total
 return swaps.....           Equity market...........       1,767        --         79        2,855            1        117
                                                      ----------- ---------  ---------  -----------    ---------  ---------
    Total non-designated or
     nonqualifying derivatives...................         111,486     2,109      3,054      129,621        3,369      3,873
                                                      ----------- ---------  ---------  -----------    ---------  ---------
       Total..................................         $  113,450  $  2,244   $  3,129   $  131,396     $  3,603   $  3,883
                                                      =========== ========= =========== ===========    ========= ===========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2017 and 2016. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents earned income on derivatives:

                                                                        Years Ended December 31,
                                                                  -----------------------------------
                                                                     2017        2016         2015
                                                                  ----------- ----------- -----------
                                                                             (In millions)
Qualifying hedges:
 Net investment income...........................................  $       21  $       19  $       11
 Interest credited to policyholder account balances..............          --          --          (2)
Nonqualifying hedges:
 Net derivative gains (losses)...................................         314         460         361
 Policyholder benefits and claims................................           8          16          14
                                                                  ----------- ----------- -----------
   Total.........................................................  $      343  $      495  $      384
                                                                  =========== =========== ===========

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                            Year Ended December 31, 2017
                                                         ------------------------------------------------------------------
                                                                              Net
                                                                          Derivatives
                                                               Net           Gains
                                                           Derivative      (Losses)                               Amount of
                                                              Gains       Recognized      Net                       Gains
                                                            (Losses)          for      Investment  Policyholder   (Losses)
                                                         Recognized for     Hedged       Income    Benefits and   deferred
                                                         Derivatives (1)   Items (2)      (3)       Claims (4)     in AOCI
                                                         ---------------  -----------  ----------  ------------  ----------
                                                                                    (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................    $          2    $      (2)   $     --     $      --   $      --
                                                         ---------------  -----------  ----------  ------------  ----------
     Total fair value hedges............................               2           (2)         --            --          --
                                                         ---------------  -----------  ----------  ------------  ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................              --           --           6            --           1
    Foreign currency exchange rate derivatives..........               8           (9)         --            --        (153)
                                                         ---------------  -----------  ----------  ------------  ----------
     Total cash flow hedges.............................               8           (9)          6            --        (152)
                                                         ---------------  -----------  ----------  ------------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................            (325)          --          --             8          --
    Foreign currency exchange rate derivatives..........             (98)         (32)         --            --          --
    Credit derivatives..................................              21           --          --            --          --
    Equity derivatives..................................          (2,584)          --          (1)         (341)         --
    Embedded derivatives................................           1,237           --          --           (16)         --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total non-qualifying hedges......................          (1,749)         (32)         (1)         (349)         --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total............................................    $     (1,739)   $     (43)   $      5     $    (349)  $    (152)
                                                         ===============  ===========  ==========  ============  ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)



                                                                           Year Ended December 31, 2016
                                                         ----------------------------------------------------------------
                                                                             Net
                                                                         Derivatives
                                                               Net          Gains
                                                           Derivative     (Losses)                             Amount of
                                                              Gains      Recognized      Net                     Gains
                                                            (Losses)         for      Investment  Policyholder (Losses)
                                                         Recognized for    Hedged       Income    Benefits and deferred
                                                         Derivatives (1)  Items (2)      (3)       Claims (4)   in AOCI
                                                         --------------- -----------  ----------  ------------ ----------
                                                                                  (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................    $        1     $      (1)  $      --    $     --    $      --
                                                         --------------- -----------  ----------  ------------ ----------
     Total fair value hedges............................             1            (1)         --          --           --
                                                         --------------- -----------  ----------  ------------ ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................            35            --           5          --           28
    Foreign currency exchange rate derivatives..........             3            (2)         --          --           42
                                                         --------------- -----------  ----------  ------------ ----------
     Total cash flow hedges.............................            38            (2)          5          --           70
                                                         --------------- -----------  ----------  ------------ ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................        (2,873)           --          --          (4)          --
    Foreign currency exchange rate derivatives..........            76           (14)         --          --           --
    Credit derivatives..................................            10            --          --          --           --
    Equity derivatives..................................        (1,724)           --          (6)       (320)          --
    Embedded derivatives................................        (1,741)           --          --          (4)          --
                                                         --------------- -----------  ----------  ------------ ----------
       Total non-qualifying hedges......................        (6,252)          (14)         (6)       (328)          --
                                                         --------------- -----------  ----------  ------------ ----------
       Total............................................    $   (6,213)    $     (17)  $      (1)   $   (328)   $      70
                                                         =============== ===========  ==========  ============ ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                            Year Ended December 31, 2015
                                                         ------------------------------------------------------------------
                                                                              Net
                                                                          Derivatives
                                                               Net           Gains
                                                           Derivative      (Losses)                              Amount of
                                                              Gains       Recognized      Net                      Gains
                                                            (Losses)          for      Investment  Policyholder  (Losses)
                                                         Recognized for     Hedged       Income    Benefits and  deferred
                                                         Derivatives (1)   Items (2)      (3)       Claims (4)    in AOCI
                                                         ---------------  -----------  ----------  ------------  ----------
                                                                                   (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................      $        3    $      (1)  $      --     $      --   $      --
                                                         ---------------  -----------  ----------  ------------  ----------
     Total fair value hedges............................               3           (1)         --            --          --
                                                         ---------------  -----------  ----------  ------------  ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................               3           --           3            --          16
    Foreign currency exchange rate derivatives..........              --            1          --            --          79
                                                         ---------------  -----------  ----------  ------------  ----------
     Total cash flow hedges.............................               3            1           3            --          95
                                                         ---------------  -----------  ----------  ------------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................             (67)          --          --             5          --
    Foreign currency exchange rate derivatives..........              44           (7)         --            --          --
    Credit derivatives..................................             (14)          --          --            --          --
    Equity derivatives..................................            (476)          --          (4)          (25)         --
    Embedded derivatives................................            (344)          --          --            21          --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total non-qualifying hedges......................            (857)          (7)         (4)            1          --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total............................................      $     (851)   $      (7)  $      (1)    $       1   $      95
                                                         ===============  ===========  ==========  ============  ==========

--------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges. Ineffective portion of the gains (losses) recognized in income is not significant.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships. Hedged items in fair value hedging relationship includes fixed rate liabilities reported in policyholder account balances or future policy benefits and fixed maturity securities.

(3) Includes changes in estimated fair value related to economic hedges of equity method investments in joint ventures and gains (losses) reclassified from AOCI for cash flow hedges.

(4) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(5) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $9 million, $1 million and $3 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   At December 31, 2017 and 2016, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years and three years, respectively.

   At December 31, 2017 and 2016, the balance in AOCI associated with cash flow hedges was $231 million and $397 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                            December 31,
                                          --------------------------------------------------------------------------------
                                                           2017                                     2016
                                          --------------------------------------- ----------------------------------------
                                                        Maximum                                  Maximum
                                          Estimated      Amount                   Estimated      Amount
                                          Fair Value   of Future      Weighted    Fair Value    of Future      Weighted
                                          of Credit  Payments under    Average    of Credit   Payments under    Average
 Rating Agency Designation of Referenced   Default   Credit Default   Years to     Default   Credit Default    Years to
 Credit Obligations (1)                     Swaps        Swaps       Maturity (2)   Swaps         Swaps       Maturity (2)
----------------------------------------  ---------- -------------- ------------- ---------- --------------- -------------
                                                                       (Dollars in millions)
                Aaa/Aa/A.................  $      12  $        558            2.8  $       9             478           3.6
                Baa......................         28         1,295            4.7         19           1,393           4.4
                Ba.......................         --            25            4.5         --              20           2.7
                                          ---------- -------------                ---------- ---------------
                 Total...................  $      40  $      1,878            4.1  $      28  $        1,891           4.2
                                          ========== =============                ========== ===============

---------

(1) Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swap referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                   December 31,
                                                                                 -----------------------------------------------
                                                                                          2017                     2016
                                                                                 ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement      Assets    Liabilities    Assets    Liabilities
-------------------------------------------------------------------------------  --------  ------------  ---------  ------------
                                                                                                  (In millions)
 Gross estimated fair value of derivatives:
 OTC-bilateral (1)..............................................................  $ 2,222       $ 3,080   $  3,394       $ 2,929
 OTC-cleared and Exchange-traded (1) (6)........................................       69            40        313           905
                                                                                 --------  ------------  ---------  ------------
 Total gross estimated fair value of derivatives (1)............................    2,291         3,120      3,707         3,834
 Amounts offset on the consolidated balance sheets..............................       --            --         --            --
                                                                                 --------  ------------  ---------  ------------
 Estimated fair value of derivatives presented on the consolidated balance
  sheets (1) (6)................................................................    2,291         3,120      3,707         3,834
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
 OTC-bilateral..................................................................   (1,942)       (1,942)    (2,231)       (2,231)
 OTC-cleared and Exchange-traded................................................       (1)           (1)      (165)         (165)
 Cash collateral: (3), (4)
 OTC-bilateral..................................................................     (247)           --       (634)           --
 OTC-cleared and Exchange-traded................................................      (27)          (39)       (91)         (740)
 Securities collateral: (5)
 OTC-bilateral..................................................................      (31)       (1,138)      (429)         (698)
 OTC-cleared and Exchange-traded................................................       --            --         --            --
                                                                                 --------  ------------  ---------  ------------
 Net amount after application of master netting agreements and collateral.......  $    43       $    --   $    157       $    --
                                                                                 ========  ============  =========  ============

--------

(1) At December 31, 2017 and 2016, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $47 million and $104 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($9) million and ($49) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2017 and 2016, the Company received excess cash collateral of $93 million and $3 million, respectively, and provided excess cash collateral of $5 million and $25 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2017 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2017 and 2016, the Company received excess securities collateral with an estimated fair value of $337 million and $135 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2017 and 2016, the Company provided excess securities collateral with an estimated fair value of $471 million and $108 million, respectively, for its OTC-bilateral derivatives, $426 million and $630 million, respectively, for its OTC-cleared derivatives, and $118 million and $453 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. See Note 1 for further information on the CME amendments.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                   December 31,
                                                                                           -----------------------------
                                                                                                2017           2016
                                                                                           --------------- -------------
                                                                                                   (In millions)
Estimated fair value of derivatives in a net liability position (1).......................  $        1,138  $        698
Estimated Fair Value of Collateral Provided:
 Fixed maturity securities................................................................  $        1,414  $        777

--------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; assumed reinsurance on fixed deferred annuities; fixed annuities with equity indexed returns; and certain debt and equity securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                      --------------------
                                                                  Balance Sheet Location                 2017       2016
                                                       ---------------------------------------------  ---------  ---------
                                                                                                          (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and other receivables...  $    227   $    409
  Options embedded in debt or equity securities....... Investments...................................       (52)       (49)
                                                                                                      ---------  ---------
   Embedded derivatives within asset host contracts...............................................     $    175   $    360
                                                                                                      =========  =========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. Policyholder account balances.................  $  1,122   $  2,237
  Assumed reinsurance on fixed deferred annuities..... Policyholder account balances.................         1         --
  Assumed guaranteed minimum benefits................. Policyholder account balances.................       437        741
  Fixed annuities with equity indexed returns......... Policyholder account balances.................       674        192
                                                                                                      ---------  ---------
   Embedded derivatives within liability host contracts...........................................     $  2,234   $  3,170
                                                                                                      =========  =========

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                   Years Ended December 31,
                                           -----------------------------------------
                                               2017           2016           2015
                                           -----------  -------------- -------------
                                                         (In millions)
Net derivative gains (losses) (1), (2)....  $    1,237   $    (1,741)   $      (344)
Policyholder benefits and claims..........  $      (16)  $        (4)   $         21

--------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $337 million, $244 million and $26 million for the years ended December 31, 2017, 2016 and 2015, respectively.

(2) See Note 6 for discussion of related party net derivative gains (losses).

9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                    December 31, 2017
                                ----------------------------------------------------------
                                          Fair Value Hierarchy
                                -----------------------------------------
                                                                           Total Estimated
                                     Level 1       Level 2       Level 3     Fair Value
                                ------------- ------------- ------------- ----------------
                                                      (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $         --  $     21,491  $        889   $     22,380
 U.S. government and agency....         8,002         7,911            --         15,913
 RMBS..........................            --         6,836           981          7,817
 Foreign corporate.............            --         5,723         1,048          6,771
 State and political
   subdivision.................            --         4,098            --          4,098
 CMBS..........................            --         3,155           136          3,291
 ABS...........................            --         1,691           105          1,796
 Foreign government............            --         1,262             5          1,267
                                ------------- ------------- ------------- ----------------
   Total fixed maturity
    securities.................         8,002        52,167         3,164         63,333
                                ------------- ------------- ------------- ----------------
Equity securities..............            18            90           124            232
Short-term investments.........           135           120            14            269
Commercial mortgage loans
 held by CSEs -- FVO...........            --           115            --            115
Derivative assets: (1)
 Interest rate.................             1         1,111            --          1,112
 Foreign currency exchange
   rate........................            --           155            --            155
 Credit........................            --            30            10             40
 Equity market.................            15           773           149            937
                                ------------- ------------- ------------- ----------------
   Total derivative assets.....            16         2,069           159          2,244
                                ------------- ------------- ------------- ----------------
Embedded derivatives within
 asset host contracts (2)......            --            --           227            227
Separate account assets........           410       109,741             5        110,156
                                ------------- ------------- ------------- ----------------
       Total assets............  $      8,581  $    164,302  $      3,693   $    176,576
                                ============= ============= ============= ================
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $         --  $        837  $         --   $        837
 Foreign currency exchange
   rate........................            --           117             1            118
 Credit........................            --             1            --              1
 Equity market.................            --         1,736           437          2,173
                                ------------- ------------- ------------- ----------------
   Total derivative
    liabilities................            --         2,691           438          3,129
                                ------------- ------------- ------------- ----------------
Embedded derivatives within
 liability host contracts (2)..            --            --         2,234          2,234
Long-term debt of CSEs -- FVO..            --            11            --             11
                                ------------- ------------- ------------- ----------------
       Total liabilities.......  $         --  $      2,702  $      2,672   $      5,374
                                ============= ============= ============= ================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


                                                    December 31, 2016
                                ---------------------------------------------------------
                                          Fair Value Hierarchy
                                ----------------------------------------- Total Estimated
                                   Level 1       Level 2       Level 3      Fair Value
                                ------------- ------------- ------------- ---------------
                                                      (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $         --  $     20,221  $      1,444   $     21,665
 U.S. government and agency....         6,110         6,806            --         12,916
 RMBS..........................            --         6,627         1,313          7,940
 Foreign corporate.............            --         5,257           866          6,123
 State and political
   subdivision.................            --         3,841            17          3,858
 CMBS..........................            --         3,529           167          3,696
 ABS...........................            --         2,383           215          2,598
 Foreign government............            --         1,103            --          1,103
                                ------------- ------------- ------------- ---------------
   Total fixed maturity
    securities.................         6,110        49,767         4,022         59,899
                                ------------- ------------- ------------- ---------------
Equity securities..............            39           124           137            300
Short-term investments.........           702           568             2          1,272
Commercial mortgage loans
 held by CSEs -- FVO...........            --           136            --            136
Derivative assets: (1)
 Interest rate.................             9         2,142            --          2,151
 Foreign currency exchange
   rate........................            --           348            --            348
 Credit........................            --            20             8             28
 Equity market.................            37           860           179          1,076
                                ------------- ------------- ------------- ---------------
   Total derivative assets.....            46         3,370           187          3,603
                                ------------- ------------- ------------- ---------------
Embedded derivatives within
 asset host contracts (2)......            --            --           409            409
Separate account assets........           720       104,616            10        105,346
                                ------------- ------------- ------------- ---------------
       Total assets............  $      7,617  $    158,581  $      4,767   $    170,965
                                ============= ============= ============= ===============
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $         --  $      1,690  $        611   $      2,301
 Foreign currency exchange
   rate........................            --            14            --             14
 Equity market.................            --         1,038           530          1,568
                                ------------- ------------- ------------- ---------------
   Total derivative
    liabilities................            --         2,742         1,141          3,883
                                ------------- ------------- ------------- ---------------
Embedded derivatives within
 liability host contracts (2)..            --            --         3,170          3,170
Long-term debt of CSEs -- FVO..            --            23            --             23
                                ------------- ------------- ------------- ---------------
       Total liabilities.......  $         --  $      2,765  $      4,311   $      7,076
                                ============= ============= ============= ===============

--------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, on the consolidated balance sheets. At December 31, 2017 and 2016, debt and equity securities also included embedded derivatives of ($52) million and ($49) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by MLIA. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. MLIA performs several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments. Fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2017.

      MLIA also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, MLIA will use the last available price.

      The Company reviews outputs of MLIA's controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2017.

 Determination of Fair Value

   Fixed maturities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      Structured securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

      Equity securities, short-term investments, commercial mortgage loans held by CSEs - FVO and long-term debt of CSEs - FVO

      The fair value for actively traded equity and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

      Commercial mortgage loans held by CSEs - FVO and long-term debt of CSEs -
   FVO: Fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported NAV provided by the fund managers.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   Embedded Derivatives

      Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for Brighthouse Financial, Inc.'s debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to Brighthouse Financial, Inc.'s overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

      The Company recaptured from a former affiliate the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these recaptured risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

      The Company ceded to a former affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to a former affiliate, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

      The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2017 and 2016, transfers between Levels 1 and 2 were not significant.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                   December 31, 2017             December 31, 2016
                                              ---------------------------   ---------------------------
                                                                                                              Impact of
                             Significant                                                                   Increase in Input
               Valuation     Unobservable                        Weighted                      Weighted      on Estimated
              Techniques        Inputs            Range         Average (1)     Range         Average (1)   Fair Value (2)
             ------------  -----------------  -------------    ------------ -------------    ------------ ------------------
Fixed
 maturity
 securities
 (3)
U.S.
 corporate
 and
 foreign     . Matrix      . Offered
 corporate..   pricing       quotes (4)         93   -    142      110        18   -    138      104          Increase
             . Market      . Quoted
               pricing       prices (4)         --   -    443      76         13   -    700      99           Increase
             . Consensus   . Offered
               pricing       quotes (4)                                       37   -    109      85           Increase
             ---------------------------------------------------------------------------------------------------------------
RMBS........ . Market      . Quoted
               pricing       prices (4)         3    -    107      94         38   -    111      91           Increase (5)
             ---------------------------------------------------------------------------------------------------------------
ABS......... . Market      . Quoted
               pricing       prices (4)        100   -    104      101        94   -    106      100          Increase (5)
             . Consensus   . Offered
               pricing       quotes (4)        100   -    100      100        98   -    100      99           Increase (5)
             ---------------------------------------------------------------------------------------------------------------
Derivatives
Interest     . Present     . Repurchase         --   -    --                 (44)       18                    Decrease (6)
 rate.......   value         rates (7)
               techniques
             ---------------------------------------------------------------------------------------------------------------
Credit...... . Present     . Credit             --   -    --                  97   -    98                    Decrease (6)
               value         spreads (8)
               techniques
             . Consensus   . Offered
               pricing       quotes (9)
             ---------------------------------------------------------------------------------------------------------------
Equity       . Present     . Volatility (10)   11%   -    31%                14%   -    32%                   Increase (6)
 market.....   value
               techniques
               or option
               pricing
               models
                           . Correlation
                             (11)              10%   -    30%                40%   -    40%
             ---------------------------------------------------------------------------------------------------------------
Embedded
 derivatives
Direct,
 assumed
 and ceded
 guaranteed  . Option
 minimum       pricing     . Mortality
 benefits...   techniques    rates:
                             Ages 0 - 40        0%   -   0.09%                0%   -   0.09%                  Decrease (12)
                             Ages 41 -60      0.04%  -   0.65%              0.04%  -   0.65%                  Decrease (12)
                             Ages 61 - 115    0.26%  -   100%               0.26%  -   100%                   Decrease (12)
                           . Lapse rates:
                             Durations
                             1 - 10           0.25%  -   100%               0.25%  -   100%                   Decrease (13)
                             Durations
                             11 -20             2%   -   100%                 2%   -   100%                   Decrease (13)
                             Durations
                             21 - 116           2%   -   100%                 2%   -   100%                   Decrease (13)
                           . Utilization
                             rates              0%   -    25%                 0%   -    25%                   Increase (14)
                           . Withdrawal
                             rates            0.25%  -    10%               0.25%  -    10%                       (15)
                           . Long-term
                             equity
                             volatilities     17.40% -    25%               17.40% -    25%                   Increase (16)
                           . Nonperformance
                             risk spread      0.64%  -   1.43%              0.04%  -   0.57%                  Decrease (17)

--------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


(6) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(7) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(8) Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9) At December 31, 2017 and 2016, independent non-binding broker quotations were used in the determination of 1% and 3% of the total net derivative estimated fair value, respectively.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(12)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(16)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                ------------------------------------------------------------------------
                                                               Fixed Maturity Securities
                                                ------------------------------------------------------------------------
                                                                                        State and
                                                                      Structured        Political          Foreign
                                                Corporate (1)         Securities        Subdivision       Government
-                                               -------------         -------------    ------------      -----------
                                                                     (In millions)
Balance, January 1, 2016.......................  $      2,410        $      1,996       $        13       $       27
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........           (11)                 30                --               --
Total realized/unrealized gains (losses)
 included in AOCI..............................           (24)                 21                --               --
Purchases (7)..................................           584                 600                --               --
Sales (7)......................................          (443)               (598)               --               --
Issuances (7)..................................            --                  --                --               --
Settlements (7)................................            --                  --                --               --
Transfers into Level 3 (8).....................           119                  12                 9               --
Transfers out of Level 3 (8)...................          (325)               (366)               (5)             (27)
                                                -------------       -------------      ------------      -----------
Balance, December 31, 2016.....................  $      2,310        $      1,695       $        17       $       --
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........            (3)                 28                --               --
Total realized/unrealized gains (losses)
 included in AOCI..............................           127                  52                --               --
Purchases (7)..................................           442                 106                --                5
Sales (7)......................................          (222)               (526)               --               --
Issuances (7)..................................            --                  --                --               --
Settlements (7)................................            --                  --                --               --
Transfers into Level 3 (8).....................           178                  11                --               --
Transfers out of Level 3 (8)...................          (895)               (144)              (17)              --
                                                -------------       -------------      ------------      -----------
Balance, December 31, 2017.....................  $      1,937        $      1,222       $        --       $        5
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2015 (9)...........  $         11        $         21       $        --       $       --
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2016 (9)...........  $          2        $         28       $        --       $       --
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2017 (9)...........  $          1        $         23       $        --       $       --
                                                =============       =============      ============      ===========
Gains (Losses) Data for the year ended
 December 31, 2015
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........  $         16        $         21       $        --       $       --
Total realized/unrealized gains (losses)
 included in AOCI..............................  $       (120)       $        (14)      $        --       $       (2)

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)


                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                ------------------------------------------------------------------------
                                                                                                               Separate
                                                   Equity      Short Term         Net         Net Embedded     Account
                                                 Securities    Investments  Derivatives (2)  Derivatives (3)  Assets (4)
                                                 -----------   -----------  ---------------  ---------------  ----------
                                                                           (In millions)
Balance, January 1, 2016.......................  $       97     $      47     $      (232)    $        (442)   $    146
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........          --            --            (703)           (1,760)         --
Total realized/unrealized gains (losses)
 included in AOCI..............................         (11)           --               4                --          --
Purchases (7)..................................          --             3              10                --           2
Sales (7)......................................         (26)           (1)             --                --        (134)
Issuances (7)..................................          --            --              --                --          --
Settlements (7)................................          --            --             (33)             (559)         --
Transfers into Level 3 (8).....................         131            --              --                --          --
Transfers out of Level 3 (8)...................         (54)          (47)             --                --          (4)
                                                -----------    -----------  ---------------  ---------------  ----------
Balance, December 31, 2016.....................  $      137     $       2     $      (954)    $      (2,761)   $     10
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........          (3)           --              92             1,233          --
Total realized/unrealized gains (losses)
 included in AOCI..............................          --            --              --                --          --
Purchases (7)..................................           3            14               4                --           2
Sales (7)......................................         (13)           (1)             --                --          (4)
Issuances (7)..................................          --            --              --                --          --
Settlements (7)................................          --            --             579              (479)         (1)
Transfers into Level 3 (8).....................          --            --              --                --           2
Transfers out of Level 3 (8)...................          --            (1)             --                --          (4)
                                                -----------    -----------  ---------------  ---------------  ----------
Balance, December 31, 2017.....................  $      124     $      14     $      (279)    $      (2,007)   $      5
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2015 (9)...........  $       --     $      --     $       (64)    $        (310)   $     --
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2016 (9)...........  $       --     $      --     $      (687)    $      (1,772)   $     --
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2017 (9)...........  $       --     $      --     $       (52)    $       1,300    $     --
                                                ===========    ===========  ===============  ===============  ==========
Gains (Losses) Data for the year ended
 December 31, 2015
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........  $       11     $      --     $       (74)    $        (303)   $     (6)
Total realized/unrealized gains (losses)
 included in AOCI..............................  $      (10)    $      --     $         2     $          --    $     --

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)


(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                    December 31,
                                                                             ---------------------------
                                                                                 2017          2016
                                                                             ------------- -------------
                                                                                    (In millions)
Assets (1)
Unpaid principal balance....................................................  $         70  $         88
Difference between estimated fair value and unpaid principal balance........            45            48
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $        115  $        136
                                                                             ============= =============
Liabilities (1)
Contractual principal balance...............................................  $         10  $         22
Difference between estimated fair value and contractual principal balance...             1             1
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $         11  $         23
                                                                             ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                             December 31, 2017
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  ----------------------------------------
                                                                                                               Total
                                                      Carrying                                               Estimated
                                                       Value        Level 1      Level 2       Level 3       Fair Value
                                                   -------------- ------------ ------------ -------------- --------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $      10,525  $        --  $        --  $      10,768  $      10,768
Policy loans......................................  $       1,106  $        --  $       746  $         439  $       1,185
Real estate joint ventures........................  $           5  $        --  $        --  $          22  $          22
Other limited partnership interests...............  $          36  $        --  $        --  $          28  $          28
Loans to MetLife, Inc.............................  $          --  $        --  $        --  $          --  $          --
Premiums, reinsurance and other receivables.......  $       1,556  $        --  $       126  $       1,783  $       1,909
Liabilities
Policyholder account balances.....................  $      15,626  $        --  $        --  $      15,760  $      15,760
Long-term debt....................................  $          35  $        --  $        42  $          --  $          42
Other liabilities.................................  $         459  $        --  $        93  $         368  $         461
Separate account liabilities......................  $       1,206  $        --  $     1,206  $          --  $       1,206

                                                                             December 31, 2016
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  ----------------------------------------
                                                                                                               Total
                                                      Carrying                                               Estimated
                                                       Value        Level 1      Level 2       Level 3       Fair Value
                                                   -------------- ------------ ------------ -------------- --------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $       9,154  $        --  $        --  $       9,298  $       9,298
Policy loans......................................  $       1,093  $        --  $       746  $         431  $       1,177
Real estate joint ventures........................  $          12  $        --  $        --  $          44  $          44
Other limited partnership interests...............  $          44  $        --  $        --  $          42  $          42
Loans to MetLife, Inc.............................  $       1,100  $        --  $     1,090  $          --  $       1,090
Premiums, reinsurance and other receivables.......  $       2,363  $        --  $       834  $       1,981  $       2,815
Liabilities
Policyholder account balances.....................  $      16,043  $        --  $        --  $      17,259  $      17,259
Long-term debt....................................  $       1,881  $        --  $     2,117  $          --  $       2,117
Other liabilities.................................  $         256  $        --  $        90  $         166  $         256
Separate account liabilities......................  $       1,110  $        --  $     1,110  $          --  $       1,110

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Loans to MetLife, Inc.

    The estimated fair value of loans to MetLife, Inc. is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on discounted cash flow methodologies that use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, deposits payable and derivatives payable. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                December 31,
                                                          ------------------------
                                 Interest Rate   Maturity     2017        2016
                               --------------- ---------- ------------ -----------
                                                               (In millions)
Surplus note -- affiliated
 with MetLife, Inc. (1).......      8.595%        2038     $        --  $      744
Surplus note -- affiliated
 with MetLife, Inc............      5.130%        2032              --         750
Surplus note -- affiliated
 with MetLife, Inc............      6.000%        2033              --         350
Long-term debt --
 unaffiliated (2).............      7.028%        2030              35          37
                                                          ------------ -----------
 Total long-term debt (3)...............................   $        35  $    1,881
                                                          ============ ===========

----------

(1) Includes $6 million of unamortized debt issuance costs at December 31, 2016.

(2) Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

(3) Excludes $11 million and $23 million of long-term debt related to CSEs at December 31, 2017 and 2016, respectively. See Note 7 for more information regarding CSEs.

   The aggregate maturities of long-term debt at December 31, 2017 were $2 million in each of 2018, 2019, 2020, 2021 and 2022 and $26 million thereafter.

   Interest expense related to long-term debt of $58 million, $128 million and $128 million for the years ended December 31, 2017, 2016 and 2015, respectively, is included in other expenses.

Surplus Notes

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in-capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)


Committed Facilities and Reinsurance Financing Arrangement

   The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company's former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities.

   In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.'s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial, Inc. became a part of Brighthouse Financial, Inc. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial, Inc.'s access to MetLife Inc.'s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated committed facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of a designated protected cell of MetLife Reinsurance Company of Vermont ("MRV Cell").

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized fees of $19 million, $55 million and $61 million, respectively, in other expenses associated with these committed facilities.

   On April 28, 2017, BRCD entered into a new $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each have a term of 20 years. At December 31, 2017, there were no drawdowns on this facility and there was $8.3 billion of funding available under this arrangement. Fees associated with this financing arrangement were not significant.

11. Equity

Capital Transactions

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3 for additional information regarding the Contribution Transactions. During the years ended December 31, 2016 and 2015, the Company recognized non-cash returns of capital to MetLife, Inc. of $26 million and $50 million, respectively.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10 for additional information regarding the surplus notes.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was triggered prior to the Separation and MetLife, Inc. is responsible for this obligation through a Tax Separation Agreement. See Note 13 for additional information regarding the tax charge.

   During the year ended December 31, 2017, the Company received cash capital contributions totaling $1.3 billion from Brighthouse Holdings, LLC.

   During the years ended December 31, 2016 and 2015, the Company received cash capital contributions of $1.6 billion and $21 million, respectively and recognized non-cash capital contributions of $69 million and $181 million, respectively, from MetLife, Inc.

   In December 2015 and 2014, the Company accrued capital contributions from MetLife, Inc. of $120 million and $385 million, respectively, in premiums, reinsurance and other receivables and additional paid-in capital, which were settled for cash in 2016 and 2015, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis. Brighthouse Life Insurance Company and BHNY have no material state prescribed accounting practices.

   The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                              Years Ended December 31,
                                                   ----------------------------------------------
 Company                         State of Domicile      2017           2016             2015
-----------------------------  ------------------- -------------  --------------  ---------------
                                                                    (In millions)
 Brighthouse Life Insurance
 Company......................      Delaware         $      (425)   $      1,186    $      (1,022)
 Brighthouse Life Insurance
 Company of NY................      New York         $        22    $        (87)   $          17

   Statutory capital and surplus was as follows at:

                                                 December 31,
                                         -----------------------------
           Company                            2017           2016
          -----------------------------  -------------- --------------
                                                 (In millions)
           Brighthouse Life Insurance
           Company......................   $      5,594   $      4,374
           Brighthouse Life Insurance
           Company of NY................   $        294   $        196

   Brighthouse Life Insurance Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.3 billion for the year ended December 31, 2017. BRCD's RBC would have triggered a regulatory event without the use of the state prescribed practice.

   Prior to the formation of BRCD and related merger, the legacy MetLife captive reinsurance subsidiaries included in the statutory merger and formation of BRCD had certain state prescribed accounting practices. A protected designated cell of MetLife Reinsurance Company of Vermont's ("MRV Cell"), with the explicit permission of the Commissioner of Insurance of the State of Vermont, included, as admitted assets, the value of letters of credit serving as collateral for reinsurance credit taken by various affiliated cedants, in connection with reinsurance agreements entered into between MRV Cell and the various affiliated cedants, which resulted in higher statutory capital and surplus of $3.0 billion for the year ended December 31, 2016. MRV Cell's RBC would have triggered a regulatory event without the use of the state prescribed practice. MetLife Reinsurance Company of Delaware ("MRD"), with the explicit permission of the Delaware Commissioner, previously included, as admitted assets, the value of letters of credit issued to MRD, serving as collateral, which resulted in higher statutory capital and surplus of $260 million

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

for the year ended December 31, 2016. MRD's RBC would not have triggered a regulatory event without the use of the state prescribed practice.

   The statutory net income (loss) of the Company's affiliate reinsurance companies was ($1.6) billion, ($363) million and ($372) million for the years ended December 2017, 2016 and 2015, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $972 million and $2.6 billion at December 31, 2017 and 2016, respectively.

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's insurance companies without insurance regulatory approval and dividends paid:

                                      2018                2017            2016
                               -------------------  ---------------- ---------------
                                 Permitted Without
 Company                           Approval (1)         Paid (2)        Paid (2)
-----------------------------  -------------------  ---------------- ---------------
                                                  (In millions)
 Brighthouse Life Insurance
 Company......................  $             84     $            --  $          261
 Brighthouse Life Insurance
 Company of NY................  $             21     $            --  $           --

----------

(1) Reflects dividend amounts that may be paid during 2018 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2018, some or all of such dividends may require regulatory approval.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under the New York Insurance Law, BHNY may not pay stockholder dividends without prior approval of the New York Superintendent of Financial Services.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                           Unrealized                              Foreign
                        Investment Gains      Unrealized Gains    Currency
                        (Losses), Net of        (Losses) on      Translation
                        Related Offsets (1)      Derivatives      Adjustments       Total
                      ---------------------  -----------------  -------------  -----------
                                                  (In millions)
Balance at
 January 1,
 2015................       $         2,445      $         183    $        (6)  $    2,622
OCI before
 reclassifications...                (1,759)                95            (29)      (1,693)
Deferred
 income tax
 benefit
 (expense)...........                   643                (33)             9          619
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                 1,329                245            (26)       1,548
Amounts
 reclassified
 from AOCI...........                    78                 (6)            --           72
Deferred
 income tax
 benefit
 (expense)...........                   (28)                 2             --          (26)
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                    50                 (4)            --           46
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2015................                 1,379                241            (26)       1,594
OCI before
 reclassifications...                  (565)                70             (3)        (498)
Deferred
 income tax
 benefit
 (expense)...........                   185                (25)            --          160
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                   999                286            (29)       1,256
Amounts
 reclassified
 from AOCI...........                    30                (43)            --          (13)
Deferred
 income tax
 benefit
 (expense)...........                   (10)                15             --            5
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                    20                (28)            --           (8)
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2016................                 1,019                258            (29)       1,248
OCI before
 reclassifications...                   529               (152)             9          386
Deferred
 income tax
 benefit
 (expense)...........                  (206)                54             (3)        (155)
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                 1,342                160            (23)       1,479
Amounts
 reclassified
 from AOCI...........                    61                (14)            --           47
Deferred
 income tax
 benefit
 (expense) (2).......                   306                  5             --          311
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                   367                 (9)            --          358
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2017................       $         1,709      $         151    $       (23)  $    1,837
                      =====================  =================  =============  ===========

---------------
(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                 Consolidated Statements of Operations
                                                                                   and Comprehensive Income (Loss)
 AOCI Components                          Amounts Reclassified from AOCI                      Locations
----------------------------------  -------------------------------------        -------------------------------------
                                           Years Ended December 31,
                                    -------------------------------------
                                          2017           2016           2015
                                    -----------    -----------    -----------
                                                (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment
  gains(losses)....................  $      (15)    $      (39)    $      (81)      Net investment gains (losses)
 Net unrealized investment gains
  (losses).........................           1              3             13       Net investment income
 Net unrealized investment gains
  (losses).........................         (47)             6            (10)      Net derivative gains (losses)
                                    -----------    -----------    -----------
  Net unrealized investment gains
   (losses), before income tax.....         (61)           (30)           (78)
  Income tax (expense) benefit.....        (306)            10             28
                                    -----------    -----------    -----------
  Net unrealized investment gains
   (losses), net of income tax.....  $     (367)    $      (20)    $      (50)
                                    ===========    ===========    ===========
Unrealized gains (losses) on
 derivatives - cash flow hedges:
 Interest rate swaps...............  $       --     $       33     $        1       Net derivative gains (losses)
 Interest rate swaps...............           3              3              1       Net investment income
 Interest rate forwards............          --              2              2       Net derivative gains (losses)
 Interest rate forwards............           3              2              2       Net investment income
 Foreign currency swaps............           8              3             --       Net derivative gains (losses)
                                    -----------    -----------    -----------
  Gains (losses) on cash flow
   hedges, before income tax.......          14             43              6
  Income tax (expense) benefit.....          (5)           (15)            (2)
                                    -----------    -----------    -----------
  Gains (losses) on cash flow
   hedges, net of income tax.......  $        9     $       28     $        4
                                    ===========    ===========    ===========
Total reclassifications, net of
 income tax........................  $     (358)    $        8     $      (46)
                                    ===========    ===========    ===========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


12. Other Expenses

   Information on other expenses was as follows:

                                                   Years Ended December 31,
                                         -------------------------------------------
                                                2017           2016           2015
                                         -------------  -------------  -------------
                                                        (In millions)
Compensation............................  $        263   $        356   $        487
Commissions.............................           741            641            722
Volume-related costs....................           175            279            231
Related party expenses on ceded and
 assumed reinsurance....................            --             22             17
Capitalization of DAC...................          (256)          (330)          (399)
Interest expense on debt................            56            130            137
Goodwill impairment (1).................            --            381             --
Premium taxes, licenses and fees........            58             59             71
Professional services...................           239             85             22
Rent and related expenses...............            12             46             54
Other...................................           545            412            381
                                         -------------  -------------  -------------
   Total other expenses.................  $      1,833   $      2,081   $      1,723
                                         =============  =============  =============

-------------

(1) Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC

   See Note 5 for additional information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance. Interest expense on debt includes interest expense related to CSEs.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

13. Income Tax

   The provision for income tax was as follows:

                                                            Years Ended December 31,
                                                    -----------------------------------------
                                                           2017          2016         2015
                                                    -------------  -----------  -------------
                                                                  (In millions)
Current:
  Federal..........................................  $        368   $     (374)  $         35
  Foreign..........................................            18            4             --
                                                    -------------  -----------  -------------
    Subtotal.......................................           386         (370)            35
                                                    -------------  -----------  -------------
Deferred:
  Federal..........................................        (1,124)      (1,320)           212
  Foreign..........................................            --           --             --
                                                    -------------  -----------  -------------
    Subtotal.......................................        (1,124)      (1,320)           212
                                                    -------------  -----------  -------------
     Provision for income tax expense (benefit)....  $       (738)  $   (1,690)  $        247
                                                    =============  ===========  =============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                             Years Ended December 31,
                                                        ----------------------------------
                                                             2017        2016        2015
                                                        ----------  ----------  ----------
                                                                   (In millions)
Tax provision at U.S. statutory rate...................  $    (567)  $  (1,563)  $     408
Tax effect of:
 Dividend received deduction...........................       (116)       (110)       (132)
 Excess loss account - Separation from MetLife (1).....      1,088          --          --
 Rate revaluation due to tax reform (2)................       (696)         --          --
 Prior year tax........................................         (4)         24          (5)
 Tax credits...........................................        (29)        (22)        (16)
 Foreign tax rate differential.........................         --           2          (5)
 Goodwill impairment...................................       (288)        (20)         --
 Sale of subsidiary....................................       (136)         (6)         --
 Other, net............................................         10           5          (3)
                                                        ----------  ----------  ----------
    Provision for income tax expense (benefit).........  $    (738)  $  (1,690)  $     247
                                                        ==========  ==========  ==========

---------
(1) For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife. This tax obligation was in connection with the Separation and MetLife is responsible for this obligation through a Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1. As the Company completes the analysis of data relevant to the Tax Act, as well as interprets any additional guidance issued by the Internal Revenue Service ("IRS"), U.S. Department of the Treasury, or other relevant organizations, it may make adjustments to these amounts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                            December 31,
                                                   ------------------------------
                                                        2017            2016
                                                   -------------  ---------------
                                                            (In millions)
Deferred income tax assets:
  Investments, including derivatives..............  $        313   $          357
  Net operating loss carryfowards.................           416               --
  Tax credit carryforwards........................           191              184
  Intangibles.....................................           227               --
  Other...........................................            74               55
                                                   -------------  ---------------
    Total deferred income tax assets..............         1,221              596
    Less: valuation allowance.....................            11               --
                                                   -------------  ---------------
     Total net deferred income tax assets.........         1,210              596
                                                   -------------  ---------------
Deferred income tax liabilities:
  Policyholder liabilities and receivables........           853              536
  Intangibles.....................................            --              293
  Net unrealized investment gains.................           494              653
  DAC.............................................           757            1,565
                                                   -------------  ---------------
    Total deferred income tax liabilities.........         2,104            3,047
                                                   -------------  ---------------
     Net deferred income tax asset (liability)....  $       (894)  $       (2,451)
                                                   =============  ===============

   At December 31, 2017, the Company had net operating loss carryforwards of approximately $2.0 billion and the Company had recorded a related deferred tax asset of $416 million which expires in years 2033-2037.

   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2017.

                                              Tax Credit Carryforwards
                               -------------------------------------------------------
                                 General Business
                                    Credits         Foreign Tax Credits        Other
                               ------------------ --------------------- --------------
                                                    (In millions)
Expiration
2018-2022.....................   $           --     $              --    $          --
2023-2027.....................               --                    14               --
2028-2032.....................               --                    --               --
2033-2037.....................                2                    --               --
Indefinite....................               --                    --              175
                               ------------------ --------------------- --------------
                                 $            2     $              14    $         175
                               ================== ===================== ==============

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
                                                                                      2017        2016        2015
                                                                                 ----------  ----------  ----------
                                                                                            (In millions)
Balance at January 1,...........................................................  $      38   $      43   $      39
Additions for tax positions of prior years......................................         --           1           5
Reductions for tax positions of prior years.....................................         (4)         (9)         --
Additions for tax positions of current year.....................................          3           5           3
Reductions for tax positions of current year....................................         (2)         --          --
Settlements with tax authorities................................................        (13)         (2)         (4)
                                                                                 ----------  ----------  ----------
Balance at December 31,.........................................................  $      22   $      38   $      43
                                                                                 ==========  ==========  ==========
Unrecognized tax benefits that, if recognized would impact the effective rate...  $      22   $      38   $      33
                                                                                 ==========  ==========  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2017, 2016 and 2015.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized an income tax benefit of $123 million, $88 million and $143 million, respectively, related to the separate account dividend received deduction. The 2017 benefit included a benefit of $6 million related to a true-up of the 2016 tax return. The 2016 benefit included an expense of $22 million related to a true-up of the 2015 tax return. The 2015 benefit included a benefit of $13 million related to a true-up of the 2014 tax return.

   The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for 2006 where the IRS disallowance relates to policyholder liability deductions and the Company is engaged with IRS appeals. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2006 and forward is not expected to have a material impact on the Company's financial statements.

 Tax Sharing Agreements

   For the periods prior to the Separation from MetLife, Brighthouse Life Insurance Company and its subsidiaries will file a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, Brighthouse Life Insurance Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of Brighthouse Life Insurance Company will file their own U.S. federal income tax returns. The tax sharing agreements state that federal taxes are generally allocated to the Company as if each entity were filing its own separate company tax return, except that net operating losses and certain other tax attributes are characterized as realized (or realizable) when those tax attributes are realized (or realizable) by the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


 Related Party Income Tax Transactions

   The Company also entered into a tax separation agreement with MetLife (the "Tax Separation Agreement"). Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid
$723 million to Brighthouse Life Insurance Company and subsidiaries under the Tax Separation Agreement. At December 31, 2017, the current income tax recoverable included $857 million related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

    The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

    Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

    The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2017.

   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


   Unclaimed Property Litigation

      Total Asset Recovery Services, LLC on its own behalf and on behalf of the State of New York v. Brighthouse Financial, Inc. et al (Supreme Court, New York County, NY, second amended complaint filed November 17, 2017). Total Asset Recovery Services, LLC. (the "Relator") has brought a qui tam action against Brighthouse Financial, Inc., and its subsidiaries and affiliates, under the New York False Claims Act seeking to recover damages on behalf of the State of New York. The action originally was filed under seal on or about December 3, 2010. The State of New York declined to intervene in the action, and the Relator is now prosecuting the action. The Relator alleges that from on or about April 1, 1986 and continuing annually through on or about September 10, 2017, the defendants violated New York State Finance Law
   Section 189 (1) (g) by failing to timely report and deliver unclaimed insurance property to the State of New York. The Relator is seeking, among other things, treble damages, penalties, expenses and attorneys' fees and prejudgment interest. No specific dollar amount of damages is specified by the Relator who also is suing numerous insurance companies and John Doe defendants. The Brighthouse defendants intend to defend this action vigorously.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

    Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

    Assets and liabilities held for insolvency assessments were as follows:

                                                                            December 31,
                                                                            ------------
                                                                            2017    2016
                                                                            ----    ----
                                                                            (In millions)
 Other Assets:
 Premium tax offset for future discounted and undiscounted assessments.....  $13     $13
 Premium tax offsets currently available for paid assessments..............    5       8
                                                                            ----    ----
   Total...................................................................  $18     $21
                                                                            ====    ====
 Other Liabilities:
 Insolvency assessments....................................................  $17     $17
                                                                            ====    ====

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


Commitments

 Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $388 million and $335 million at December 31, 2017 and 2016, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.4 billion and $1.3 billion at December 31, 2017 and 2016, respectively.

 Other Commitments

    The Company had entered into collateral arrangements with former affiliates which required the transfer of collateral in connection with secured demand notes. These arrangements expired during the first quarter of 2017 and the Company is no longer transferring collateral to custody accounts. At
 December 31, 2016, the Company had agreed to fund up to $20 million of cash upon the request by these former affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these former affiliates was permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $203 million, with a cumulative maximum of $208 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2017 and 2016 for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with related parties (excluding broker-dealer transactions) for the years indicated:

                                           Years Ended December 31,
                                     -------------------------------------
                                         2017         2016        2015
                                     -----------  -----------  -----------
                                                 (In millions)
      Income........................  $     (149)  $      (45)  $       36
      Expense.......................  $      933   $      370   $      855

   The following table summarizes assets and liabilities from transactions with related parties (excluding broker-dealer transactions) at:

                                                 December 31,
                                          ---------------------------
                                              2017          2016
                                          ------------- -------------
                                                 (In millions)
           Assets........................  $      2,839  $      4,288
           Liabilities...................  $      2,675  $      5,125

   The material arrangements between the Company and its related parties are as follows:

 Reinsurance Agreements

    The Company has reinsurance agreements with its affiliate NELICO and certain of MetLife, Inc.'s subsidiaries, all of which are related parties. See
 Note 6 for further discussion of the related party reinsurance agreements.

 Financing Arrangements

    Prior to the Separation, the Company had surplus notes outstanding to MetLife, Inc., as well as collateral financing arrangement with a third party that involved MetLife, Inc. See Note 10 for more information.

 Investment Transactions

    Prior to the Separation, the Company had extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company had previously transferred invested assets, primarily consisting of fixed maturity securities, to and from former affiliates. See
 Note 7 for further discussion of the related party investment transactions.

 Shared Services and Overhead Allocations

    Brighthouse affiliates and MetLife provides the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. In 2017, the Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with Brighthouse affiliates and MetLife related to these arrangements, recorded in other expenses, were $1.0 billion, $847 million and $1.1 billion for the years ended December 31, 2017, 2016 and 2015, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


Broker-Dealer Transactions

   Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing certain of the Company's existing and future variable insurance products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's variable annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company.

   The following table summarizes income and expense from transactions with related party broker-dealers for the years indicated:

                                           Years Ended December 31,
                                      -----------------------------------
                                         2017        2016        2015
                                      ----------- ----------- -----------
                                                 (In millions)
       Fee income....................  $      224  $      202  $      218
       Commission expense............  $      642  $      638  $      643

   The following table summarizes assets and liabilities from transactions with related party broker-dealers at:

                                                 December 31,
                                             ---------------------
                                                2017       2016
                                             ---------- ----------
                                                 (In millions)
              Fee income receivables........  $      19  $      19
              Secured demand notes..........  $      --  $      20

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2017

                                 (In millions)

                                                                                      Amount at
                                                       Cost or       Estimated Fair Which Shown on
                                                  Amortized Cost (1)     Value      Balance Sheet
Types of Investments                              ------------------ -------------- --------------
Fixed maturity securities:
  Bonds:
    U.S. government and agency securities........        $    14,185        $15,913        $15,913
    State and political subdivision securities...              3,573          4,098          4,098
    Public utilities.............................              2,111          2,408          2,408
    Foreign government securities................              1,111          1,267          1,267
    All other corporate bonds....................             24,755         26,400         26,400
                                                  ------------------ -------------- --------------
     Total bonds.................................             45,735         50,086         50,086
  Mortgage-backed and asset-backed securities....             12,626         12,904         12,904
  Redeemable preferred stock.....................                238            343            343
                                                  ------------------ -------------- --------------
       Total fixed maturity securities...........             58,599         63,333         63,333
                                                  ------------------ -------------- --------------
Equity securities:
  Non-redeemable preferred stock.................                129            138            138
  Common stock:..................................
    Industrial, miscellaneous and all other......                 83             92             92
    Public utilities.............................                 --              2              2
                                                  ------------------ -------------- --------------
     Total equity securities.....................                212            232            232
                                                  ------------------ -------------- --------------
Mortgage loans...................................             10,640                        10,640
Policy loans.....................................              1,106                         1,106
Real estate joint ventures.......................                433                           433
Other limited partnership interests..............              1,667                         1,667
Short-term investments...........................                269                           269
Other invested assets............................              2,448                         2,448
                                                  ------------------                --------------
       Total investments.........................        $    75,374                       $80,128
                                                  ==================                ==============

--------

(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                                                        2017         2016
                                                                                                    -----------  -----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $50,878 and
 $49,356, respectively)............................................................................ $    55,180  $    51,880
Equity securities available-for-sale, at estimated fair value (cost: $193 and $280, respectively)..         210          300
Mortgage loans (net of valuation allowances of $44 and $38, respectively)..........................      10,127        8,746
Policy loans.......................................................................................       1,106        1,093
Real estate and real estate joint ventures.........................................................         419          200
Other limited partnership interests................................................................       1,662        1,632
Short-term investments, principally at estimated fair value........................................         269          926
Investment in subsidiaries.........................................................................       5,681        7,338
Other invested assets, at estimated fair value.....................................................       2,291        3,712
                                                                                                    -----------  -----------
  Total investments................................................................................      76,945       75,827
Cash and cash equivalents..........................................................................       1,249        1,881
Accrued investment income..........................................................................         511          591
Premium, reinsurance and other receivable..........................................................       9,658       10,397
Receivable from subsidiaries.......................................................................      10,397        9,703
Deferred policy acquisition costs and value of business acquired...................................       5,123        5,274
Current income tax recoverable.....................................................................          39          454
Deferred income tax receivable.....................................................................       1,247        1,016
Other assets, principally at estimated fair value..................................................         536          667
Separate account assets............................................................................     105,135      100,588
                                                                                                    -----------  -----------
  Total assets..................................................................................... $   210,840  $   206,398
                                                                                                    ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................................. $    35,003  $    31,684
Policyholder account balances......................................................................      36,034       35,588
Other policy-related balances......................................................................       3,347        3,384
Payables for collateral under securities loaned and other transactions.............................       4,153        7,362
Long-term debt.....................................................................................          --          744
Other liabilities..................................................................................      10,315       10,183
Separate account liabilities.......................................................................     105,135      100,588
                                                                                                    -----------  -----------
  Total liabilities................................................................................     193,987      189,533
                                                                                                    -----------  -----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and
 outstanding.......................................................................................          75           75
Additional paid-in capital.........................................................................      19,073       18,461
Retained earnings (deficit)........................................................................      (4,132)      (2,919)
Accumulated other comprehensive income (loss)......................................................       1,837        1,248
                                                                                                    -----------  -----------
  Total stockholder's equity.......................................................................      16,853       16,865
                                                                                                    -----------  -----------
  Total liabilities and stockholder's equity....................................................... $   210,840  $   206,398
                                                                                                    ===========  ===========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                     2017        2016        2015
                                                                                  ----------  ----------  ----------
Condensed Statements of Operations
Revenues
Premiums......................................................................... $      283  $      921  $    1,433
Universal life and investment-type product policy fees...........................      2,774       2,696       2,940
Equity in earnings of subsidiaries...............................................      1,221         157         144
Net investment income............................................................      2,613       2,680       2,550
Other revenues...................................................................        402         760         504
Net investment gains (losses)....................................................         (7)         (2)         20
Net derivative gains (losses)....................................................     (1,425)     (5,878)       (424)
                                                                                  ----------  ----------  ----------
  Total revenues.................................................................      5,861       1,334       7,167
                                                                                  ==========  ==========  ==========
Expenses
Policyholder benefits and claims.................................................      2,862       2,984       2,696
Interest credited to policyholder account balances...............................        909         957       1,037
Amortization of deferred policy acquisition costs and value of business acquired.        310        (172)        595
Other expenses...................................................................      1,848       2,114       1,710
                                                                                  ----------  ----------  ----------
  Total expenses.................................................................      5,929       5,883       6,038
                                                                                  ----------  ----------  ----------
Income (loss) before provision for income tax....................................        (68)     (4,549)      1,129
Provision for income tax expense (benefit).......................................        815      (1,774)        211
                                                                                  ----------  ----------  ----------
  Net income (loss).............................................................. $     (883) $   (2,775) $      918
                                                                                  ==========  ==========  ==========
Comprehensive income (loss)...................................................... $     (294) $   (3,121) $     (110)
                                                                                  ==========  ==========  ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                            2017         2016         2015
                                                                                        -----------  -----------  -----------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities                                     $     3,460  $     3,256  $     4,196
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities............................................................      14,667       39,104       35,728
  Equity securities....................................................................         119          175          308
  Mortgage loans.......................................................................         704        1,484          958
  Real estate and real estate joint ventures...........................................          75          441          368
  Other limited partnership interests..................................................         258          413          422
Purchases of:
  Fixed maturity securities............................................................     (16,287)     (34,906)     (39,298)
  Equity securities....................................................................          (2)         (58)        (273)
  Mortgage loans.......................................................................      (2,017)      (2,803)      (2,515)
  Real estate and real estate joint ventures...........................................        (268)         (75)        (105)
  Other limited partnership interests..................................................        (263)        (203)        (233)
Cash received in connection with freestanding derivatives..............................       1,858          707          223
Cash paid in connection with freestanding derivatives..................................      (3,829)      (2,764)        (868)
Cash received under repurchase agreements..............................................          --           --          199
Cash paid under repurchase agreements..................................................          --           --         (199)
Cash received under reverse repurchase agreements......................................          --           --          199
Cash paid under reverse repurchase agreements..........................................          --           --         (199)
Sale of operating joint venture interest to a former affiliate.........................          67           --           --
Returns of capital from subsidiaries...................................................           7           32          169
Capital contributions to subsidiaries..................................................         (83)          (1)          (2)
Dividends from subsidiaries............................................................         544           --           --
Net change in policy loans.............................................................         (14)         109          (72)
Net change in short-term investments...................................................         711          876         (495)
Net change in other invested assets....................................................         (41)           5          (59)
                                                                                        -----------  -----------  -----------
Net cash provided by (used in) investing activities....................................      (3,794)       2,536       (5,744)
                                                                                        -----------  -----------  -----------
Cash flows from financing activities
Policyholder account balances:
  Deposits.............................................................................       3,845        9,672       19,970
  Withdrawals..........................................................................      (2,360)     (12,001)     (20,797)
Net change in payables for collateral under securities loaned and other transactions...      (3,136)      (3,257)       3,118
Long-term debt issued..................................................................          --           --          175
Long-term debt repaid..................................................................          --           --         (148)
Capital contributions..................................................................       1,300        1,568           11
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate......................................................................         202           --           --
Dividends paid to MetLife, Inc.........................................................          --         (261)        (500)
Financing element on certain derivative instruments and other derivative related
 transactions, net.....................................................................        (149)      (1,011)         (97)
Net cash provided by (used in) financing activities....................................        (298)      (5,290)       1,732
Effect of change in foreign currency exchange rates on cash and cash equivalents
 balances..............................................................................          --           --           (2)
Change in cash and cash equivalents....................................................        (632)         502          182
Cash and cash equivalents, beginning of year...........................................       1,881        1,379        1,197
                                                                                        -----------  -----------  -----------
Cash and cash equivalents, end of year                                                  $     1,249  $     1,881  $     1,379
                                                                                        ===========  ===========  ===========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                    2017          2016          2015
                                                                                 ----------    ----------    ----------
Supplemental disclosures of cash flow information
Net cash paid (received) for:
  Interest...................................................................... $       12    $       64    $       65
                                                                                 ==========    ==========    ==========
  Income tax.................................................................... $     (421)   $      428    $     (267)
                                                                                 ==========    ==========    ==========
Non-cash transactions:
  Capital contributions......................................................... $       --    $       43    $      141
                                                                                 ==========    ==========    ==========
  Transfer of fixed maturity securities from former affiliates.................. $       --    $    3,565    $       --
                                                                                 ==========    ==========    ==========
  Transfer of mortgage loans from former affiliates............................. $       --    $      395    $       --
                                                                                 ==========    ==========    ==========
  Transfer of short-term investments from former affiliates..................... $       --    $       94    $       --
                                                                                 ==========    ==========    ==========
  Transfer of fixed maturity securities to former affiliates.................... $      293    $      346    $       --
                                                                                 ==========    ==========    ==========
  Reduction of other invested assets in connection with affiliated reinsurance
   transactions................................................................. $       --    $      676    $       --
                                                                                 ==========    ==========    ==========
  Reduction of policyholder account balances in connection with reinsurance
   transactions................................................................. $      293    $       --    $       --
                                                                                 ==========    ==========    ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company (the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions of $83 million to subsidiaries, of which $75 million was paid to BHNY.

   During the year ended December 31, 2017, Brighthouse Life Insurance Company received $544 million of cash dividends from subsidiaries, of which $535 million was received from BRCD.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                          December 31, 2017 and 2016

                                 (In millions)

                                Future Policy
                      DAC     Benefits and Other Policyholder
                      and       Policy-Related     Account        Unearned       Unearned
Segment               VOBA         Balances        Balances   Premiums (1), (2) Revenue (1)
------------------ ---------- ------------------ ------------ ----------------- -----------
2017
Annuities......... $    4,819    $     8,200     $    25,943       $    --       $     93
Life..............        671          4,437           2,620            13             28
Run-off...........          5         18,265           8,505            --             95
Corporate & Other.        128          7,533               1             5             --
                   ----------    -----------     -----------       -------       --------
  Total........... $    5,623    $    38,435     $    37,069       $    18       $    216
                   ==========    ===========     ===========       =======       ========
2016
Annuities......... $    4,820    $     7,560     $    25,233       $    --       $     86
Life..............        787          4,094           2,838            13             53
Run-off...........        584         16,381           8,506            --             79
Corporate & Other.        148          7,429               2             6             --
                   ----------    -----------     -----------       -------       --------
  Total........... $    6,339    $    35,464     $    36,579       $    19       $    218
                   ==========    ===========     ===========       =======       ========

--------
(1) Amounts are included within the future policy benefits and other policy-related balances column.
(2) Includes premiums received in advance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2017, 2016 and 2015

                                 (In millions)

                                                      Policyholder
                                                  Benefits and Claims
                      Premiums and                        and
                     Universal Life       Net     Interest Credited to
                   and Investment-Type Investment     Policyholder     Amortization of   Other
Segment            Product Policy Fees Income (1)   Account Balances    DAC and VOBA    Expenses
------------------ ------------------- ---------- -------------------- --------------- ----------
2017
Annuities.........    $      2,448     $    1,238      $    2,140        $      141    $    1,035
Life..............             713            285             681               186           237
Run-off...........             715          1,358           1,788               570           278
Corporate & Other.             108             92              61                19           283
                      ------------     ----------      ----------        ----------    ----------
  Total...........    $      3,984     $    2,973      $    4,670        $      916    $    1,833
                      ============     ==========      ==========        ==========    ==========
2016
Annuities.........    $      2,714     $    1,324      $    2,340        $     (908)   $      903
Life..............             546            330             541               261           242
Run-off...........             878          1,311           1,901               399           275
Corporate & Other.             139            146              87                23           280
                      ------------     ----------      ----------        ----------    ----------
  Total...........    $      4,277     $    3,111      $    4,869        $     (225)   $    1,700
                      ============     ==========      ==========        ==========    ==========
2015
Annuities.........    $      3,282     $    1,141      $    2,285        $      432    $      938
Life..............             555            295             507               150           259
Run-off...........             793          1,461           1,301                67           285
Corporate & Other.             300            104             218                24           241
                      ------------     ----------      ----------        ----------    ----------
  Total...........    $      4,930     $    3,001      $    4,311        $      673    $    1,723
                      ============     ==========      ==========        ==========    ==========

--------
(1) See Note 2 of the Notes to the Consolidated Financial Statements for the basis of allocation of net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2017, 2016 and 2015
                             (Dollars in millions)

                                                                                  % Amount
                             Gross Amount    Ceded      Assumed    Net Amount  Assumed to Net
                             ------------ ------------ ---------- ------------ --------------
2017
Life insurance in-force..... $    589,488 $    194,032 $    9,006 $    404,462           2.2%
                             ============ ============ ========== ============
Insurance premium
Life insurance (1).......... $      1,500 $        689 $       13 $        824           1.6%
Accident & health insurance.          231          227         --            4            --%
                             ------------ ------------ ---------- ------------
  Total insurance premium... $      1,731 $        916 $       13 $        828           1.6%
                             ============ ============ ========== ============
2016
Life insurance in-force..... $    610,206 $    450,000 $    7,006 $    167,212           4.2%
                             ============ ============ ========== ============
Insurance premium
Life insurance (1).......... $      1,850 $        909 $       67 $      1,008           6.6%
Accident & health insurance.          376          218         14          172           8.1%
                             ------------ ------------ ---------- ------------
  Total insurance premium... $      2,226 $      1,127 $       81 $      1,180           6.9%
                             ============ ============ ========== ============
2015
Life insurance in-force..... $    591,105 $    466,406 $   94,863 $    219,562          43.2%
                             ============ ============ ========== ============
Insurance premium
Life insurance (1).......... $      2,172 $        824 $       84 $      1,432           5.9%
Accident & health insurance.          232          239        212          205         103.4%
                             ------------ ------------ ---------- ------------
  Total insurance premium... $      2,404 $      1,063 $      296 $      1,637          18.1%
                             ============ ============ ========== ============

--------

(1)Includes annuities with life contingencies.

   For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of $17.1 billion and $9.0 billion, respectively, and life insurance premiums of $537 million and $13 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included related party transactions for life insurance in-force of $266.3 billion and $7.0 billion, respectively, and life insurance premiums of $766 million and $35 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included related party transactions for life insurance in-force of $278.4 billion and $86.4 billion, respectively, and life insurance premiums of $687 million and $227 million, respectively.

                                     PART C

                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Statements of Assets and Liabilities as of December 31, 2017.

3. Statements of Operations for the year ended December 31, 2017.

4. Statements of Changes in Net Assets for the years ended December 31, 2017 and 2016.


5. Notes to the Financial Statements.

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Consolidated Balance Sheets as of December 31, 2017 and 2016.

3. Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015.

4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2017, 2016 and 2015.

5. Consolidated Statements of Equity for the years ended December 31, 2017, 2016 and 2015.

6. Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015.


7. Notes to the Consolidated Financial Statements.

8. Financial Statement Schedules.


b. Exhibits


1. (i) Resolutions of the Board of Directors of COVA Financial Services Life Insurance Company authorizing the establishment of the Variable Account (1)


   (ii) Revised and Restated Resolutions of the Board of Directors of MetLife Investors Insurance Company (adopted June 11, 2004) (7)


   (iii) Resolutions of the Board of Directors of MetLife Investors Insurance Company (including Agreement and Plan of Merger attached as Exhibit A to the resolutions) (adopted August 13,
               2014) (32)


   (iv) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing acceptance of the Separate Account (adopted September 17, 2014) (32)


2.             Not Applicable.


3. (i) Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company effective November 24, 2009 (28)


   (a) Amendment to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014)
               (32)


   (b) Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015) (34)



   (ii) Form of Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement) (24)

   (iii) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (35)



   (iv)        Form of Brighthouse Securities, LLC Sales Agreement (36)



4. (i)         Individual Flexible Purchase Payment Deferred Variable Annuity
               Contract (5)


   (ii)        Enhanced Dollar Cost Averaging Rider (5)


   (iii)       Three Month Market Entry Rider (5)


   (iv)        Death Benefit Rider - (Principal Protection) (5)


   (v)         Death Benefit Rider - (Compounded-Plus) (5)


   (vi)        Death Benefit Rider - (Annual Step-Up) (5)


   (vii) Guaranteed Minimum Income Benefit Rider - (Living Benefit) (Guaranteed Minimum Income Benefit (GMIB)) 7018 (11/00) (5)


   (viii)      Additional Death Benefit Rider - (Earnings Preservation
               Benefit) (5)


   (ix)        Individual Retirement Annuity Endorsement (5)


   (x)         Roth Individual Retirement Annuity Endorsement (5)


   (xi)        401 Plan Endorsement (5)


   (xii)       Tax Sheltered Annuity Endorsement (5)


   (xiii)      Unisex Annuity Rates Rider (5)


   (xiv) Form of Endorsement (Name Change-effective February 5, 2001. MetLife Investors Insurance Company; formerly, Cova Financial Services Life Insurance Company) (2)


   (xv) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03) (Lifetime Income Solution (LIS)) (19)


   (xvi)       Individual Retirement Annuity Endorsement 7023.1 (9/02) (7)


   (xvii)      Roth Individual Retirement Annuity Endorsement 7024.1 (9/02)
               (7)


   (xviii)     401(a)/403(a) Plan Endorsement 7025.1 (9/02) (7)


   (xix)       Tax Sheltered Annuity Endorsement 7026.1 (9/02) (7)


   (xx)        Simple Individual Retirement Annuity Endorsement 7276 (9/02)
               (7)


   (xxi) Guaranteed Withdrawal Benefit Rider MLI-690-2 (11/05) (Guaranteed Withdrawal Benefit I) (8)


   (xxii)      Form of Contract Schedule Class A 7151-3 (11/05) (10)


   (xxiii) Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (9)


   (xxiv) Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-3 (6/06) (Lifetime Withdrawal Guarantee I) (11)


   (xxv) Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-640-1 (4/08) (Lifetime Income Solution Plus I, Lifetime Income Solution Plus II, GMIB Max III, GMIB Max IV) MLI-560-4 (4/08) (12)


   (xxvi)      Form of Contract Schedule for Guaranteed Minimum Income Benefit
               (GMIB) Rider MLI-EGMIB (4/08) (Lifetime Income Solution Plus II, GMIB Max III, GMIB IV) (21)


   (xxvii) Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (Lifetime Withdrawal Guarantee II) (12)


   (xxviii)    Form of Spousal Continuation Rider MLI-GMIB (2-10)-E (14)


   (xxix)      Qualified Distribution Program Endorsement MLI-RMD (7/10)-E
               (16)


   (xxx)       Form of Tax-Sheltered Annuity Endorsement MLI-398-3 (12/08)
               (17)

   (xxxi) Guaranteed Minimum Death Benefit (GMDB) Rider MLI-640-1 (4/08) (Enhanced Death Benefit II) (12)


   (xxxii)     Form of Contract Schedule for Guaranteed Minimum Death Benefit
               (GMDB) Rider MLI-EDB (4/08) (Enhanced Death Benefit II) (12)


   (xxxiii)    401(a)/403(a) Plan Endorsement MLI-401-3 (5/11) (22)


   (xxxiv)     Non-Qualified Annuity Endorsement MLI-NQ (11/04)-I (32)


   (xxxv) Merger Endorsement (effective November 14, 2014) (MetLife Investors Insurance Company merged into MetLife Insurance Company USA) 6-E119-14 (32)


   (xxxvi) Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) (35)


5. (i)         Form of Variable Annuity Application (5)


   (ii)        Form of Variable Annuity Application Class A 7155 (11/00)
               APPVA-504A (6)


   (iii)       Form of Variable Annuity Application Class A 7155 (4/05)
               APPVA-505A (8)


   (iv) Form of Variable Annuity Application Class A 7029 (7/04) APPVABLIS 506 (11)


   (v) Form of Variable Annuity Application Class A 7155 (10/07) APPA April 2008 (13)


   (vi) Form of Variable Annuity Application Class A 7155 (10/07) APPA May 2011 (18)


   (vii) Form of Variable Annuity Application Class A 7155 (6/11) APPA Sep 2011 (20)


   (viii)      Variable Annuity Application Class A 7155 (6/11) APPA Aug 2012
               (23)


6. (i) Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (32)


   (ii)        Copy of the Bylaws of the Company (32)


   (iii) Copy of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017) (35)


   (iv)        Copy of Amended and Restated Bylaws of the Company (35)



7. (i) Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (33)


   (ii) Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (effective July 31, 2015) (37)




8. (i) (a) Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company (effective 11-01-05) (25)




     (b) First Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09) (26)



     (c) Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10) (26)


     (d) Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014) (32)



   (ii) (a) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 8-31-07) (27)




     (b) Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10) (26)



   (iii) (a) Participation Agreement Among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers

               Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008) (3)


     (b) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and Among AIM Variable Insurance Funds, AIM Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (30)


     (c) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 between AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF"), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut
                (30)


     (d) Amendment to the Participation Agreement with AIM Variable Insurance Funds (effective November 17, 2014) (32)



     (e) Amendment to Participation Agreement Among AIM Variable Insurance Funds (Invesco Variable Insurance Funds, Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (38)



   (iv) (a) Fund Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Variable Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective 10-01-99)
               (29)


     (b) Amendment to the Participation Agreement between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (4)


     (c) Amendment to the Participation Agreement with American Funds Insurance Series (effective November 17, 2014) (32)


     (d) Eighth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated May15, 2015 (34)


     (e) Ninth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated November 19, 2014 (34)



     (f) Tenth Amendment to Participation Agreement Among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective March 6, 2017) (38)



   (v) (a) Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005) (3)


     (b) Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (31)


     (c) Participation Agreement Addendum effective May 1, 2011 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (26)


     (d) Amendment dated January 15, 2013 to the Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (15)


     (e) Amendment to the Participation Agreement with Franklin Templeton Variable Insurance Products Trust (effective November 17, 2014) (32)


     (f) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1,
                2014) (34)



     (g) Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (effective March 6, 2017) (38)

   (vi) (a) Amended and Restated Participation Agreement Among Putnam Variable Trust, Putnam Retail Management, L.P., The Travelers Insurance Company and The Travelers Life and Annuity Company dated June 1, 2001 and amendments (29)



     (b) Amendment to the Participation Agreement with Putnam Variable Trust (effective November 17, 2014) (32)



     (c) Amendment to Participation Agreement Among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Brighthouse Life Insurance Company (effective March 6, 2017)
                (39)




     (vii) Participation Agreement Among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
                2017) (35)




     (viii) Participation Agreement Among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
                2017) (35)



9.             Opinion of Counsel (32)



10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith.)



11.            Not Applicable.


12.            Agreement Governing Contribution (1)



13.            Powers of Attorney for Eric T. Steigerwalt, Myles Lambert, Peter
               M. Carlson, John L. Rosenthal, Anant Bhalla, Conor E. Murphy and Lynn A. Dumais (Filed herewith.)


------------
(1) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 033-39100 and 811-05200) as electronically filed on April 29, 1999.


(2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on May 1, 2001.


(3) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed on April 7, 2009.


(4) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152194 and 811-21262) as electronically filed on April 5, 2011.


(5) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.


(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on April 28, 2004


(7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.


(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on July 13, 2005.


(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on September 9, 2005.


(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on September 9, 2005.


(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-50540 and 811-03365) as electronically filed on April 21, 2006.

(12) incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.

(13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on April 22, 2008.

(14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 13, 2010.

(15) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed on April 3, 2013.

(16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on June 15, 2010.

(17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 12, 2011.

(18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on April 12, 2011.


(19)  incorporated herein by reference to MetLife Investors USA Separate
     Account A's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April 27, 2004.


(20) incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on November 28, 2011.



(21) incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on December 27, 2011.



(22) incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 24, 2012.


(23) incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on June 1, 2012.


(24) incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 23, 2013.


(25) incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) as electronically filed on April 6, 2006.


(26) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) as electronically filed on April 4, 2012.


(27) incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) as electronically filed on October 31, 2007.


(28) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) as electronically filed on April 8, 2009.


(29) incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) as electronically filed on April 9, 2009.


(30) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed on April 5, 2011.


(31) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152189 and 811-21262) as electronically filed on April 5, 2011.


(32) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-2000252 and 811-05200) as electronically filed on November 17, 2014.


(33) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200244 and 811-05200) as electronically filed on April 28, 2015.


(34) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed on April 6, 2016.


(35) incorporated herein by reference to Brighthouse Separate Account A's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) as electronically filed on April 12, 2017.



(36) incorporated herein by reference to Brighthouse Separate Account A's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209053 and 811-03365) as electronically filed on December 14, 2017.


(37) incorporated herein by reference to Brighthouse Separate Account A's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 15, 2016.


(38) incorporated herein by reference to Brighthouse Separate Account Eleven's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.


(39) incorporated herein by reference to Brighthouse Fund UL III's Post-Effective Amendment No. 25 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 25, 2018.





ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                     Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road        Officer
Charlotte, NC 28277





Anant Bhalla                        Director, Vice President and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277

Myles Lambert                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Peter Carlson                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Conor Murphy                        Director
11225 North Community House Road
Charlotte, NC 28277




John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960



Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277



Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277




Ruth Damian                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Davis                          Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President
11225 North Community House Road
Charlotte, NC 28277




David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960




Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277





Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277

Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 28277





James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Hughes                      Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





John Lima                Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960





Timothy J. McLinden                 Vice President
11225 North Community House Road
Charlotte, NC 28277




Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960




Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew Vigar                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277




James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960




Natalie Wright                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277

Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




Lynn Dumais                         Vice President and Chief Accounting Officer
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277




David Chamberlin          Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647




Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. Brighthouse Life Insurance Company is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.


    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2017

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2017.

That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.




A. Brighthouse Holdings, LLC (DE)
     1. New England Life Insurance Company (MA)
     2. Brighthouse Life Insurance Company (DE)
                                                  a.   Brighthouse Reinsurance Company of Delaware (DE)
                                                  b.   Brighthouse Life Insurance Company of NY (NY)
                                                  c.   Brighthouse Connecticut Properties Ventures, LLC (DE)
                                                  d.   Brighthouse Renewables Holdings, LLC (DE)
                                                  e.   Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
                                                  f.   Brighthouse Assignment Company (CT)
                                                  g.   ML 1065 Hotel, LLC (DE)
                                                  h.   TIC European Real Estate LP, LLC (DE)
                                                  i.   Euro TL Investments LLC (DE)
                                                  j.   Greater Sandhill I, LLC (DE)
                                                  k.   1075 Peachtree, LLC (DE)
                                                  l.   TLA Holdings LLC (DE)
                                                  m.   The Prospect Company (DE)
                                                  n.   Euro T1 Investments LLC (DE)
                                                  o.   TLA Holdings II LLC (DE)
     3. Brighthouse Securities, LLC (DE)
     4. Brighthouse Services, LLC (DE)
     5. Brighthouse Investment Advisers, LLC (DE)


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2018, there were 42,797 owners of qualified contracts and 34,947 owners of non-qualified contracts offered by the Registrant (Brighthouse Variable Annuity Account C).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Contracts.

Brighthouse Financial, Inc. also maintains a directors and officers professional liability insurance policy under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):


Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------




Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277







Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277

Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277


(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:





                                             (2)
                                      NET UNDERWRITING        (3)            (4)           (5)
                 (1)                    DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
    NAME OF PRINCIPAL UNDERWRITER        COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
------------------------------------ ------------------ --------------- ------------- -------------
 Brighthouse Securities, LLC+........$599,512,866       $0              $0            $0



+ MetLife Investors Distribution Company served as principal underwriter and was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities, LLC was the recipient of these commissions thereafter.



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)        Registrant

(b) Brighthouse Financial Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


(c)        State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
           02110


(d) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277


(e) Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277



(f)        Brighthouse Financial, 18205 Crane Nest Dr., Floor 5, Tampa, FL
           33647



(g)        Brighthouse Financial, One Financial Center, 21st Floor, Boston, MA
           02111



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.


b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                                REPRESENTATIONS

Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;


4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 25th day of April, 2018.


   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President



   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
         (Depositor)
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 25, 2018.


/s/ Eric T. Steigerwalt*           Chairman of the Board, President, Chief Executive Officer
-------------------------------    and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*              Director and Vice President
-------------------------------
Myles J. Lambert

/s/ Peter M. Carlson*              Director and Vice President
-------------------------------
Peter M. Carlson

/s/ John L. Rosenthal*             Director, Vice President and Chief Investment Officer
-------------------------------
John L. Rosenthal

/s/ Anant Bhalla*                  Director, Vice President and Chief Financial Officer
-------------------------------
Anant Bhalla

/s/ Conor E. Murphy*               Director
-------------------------------
Conor E. Murphy

/s/ Lynn A. Dumais*                Vice President and Chief Accounting Officer

-------------------------------
Lynn A. Dumais



   *By:   /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 25, 2018

* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13        Powers of Attorney